UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Aggressive Growth Prepared Portfolio

AMT-Free Municipal Bond Portfolio

BlackRock Strategic Portfolio I

Conservative Prepared Portfolio

Delaware Municipal Bond Portfolio

Enhanced Income Portfolio

GNMA Portfolio

Government Income Portfolio

Growth Prepared Portfolio

High Yield Bond Portfolio

Inflation Protected Bond Portfolio

Intermediate Bond Portfolio II

Intermediate Government Bond Portfolio

International Bond Portfolio

Kentucky Municipal Bond Portfolio

Long Duration Bond Portfolio

Low Duration Bond Portfolio

Managed Income Portfolio

Moderate Prepared Portfolio

Ohio Municipal Bond Portfolio

Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:

Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800

Scudders Mill Road, Plainsboro, NJ, 08536.

Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

EQUITIES        FIXED INCOME        REAL ESTATE        LIQUIDITY        ALTERNATIVES        BLACKROCK SOLUTIONS

BlackRock
Taxable Bond Portfolios
SEMI-ANNUAL REPORT | MARCH 31, 2008 (UNAUDITED)

Enhanced Income

Low Duration Bond

Intermediate Government Bond

Intermediate Bond II

Long Duration Bond

Total Return II

Government Income

Inflation Protected Bond

GNMA

Managed Income

International Bond

High Yield Bond

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(12.46)%	(5.08)%
Small cap U.S. equities (Russell 2000 Index)	(14.02)%	(13.00)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.50)%	(2.70)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	5.23%	7.67%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.75%	1.90%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(4.01)%	(3.47)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary (Unaudited)	Enhanced Income Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	Portfolio results lagged that of the benchmark Citigroup 1-Year Treasury Index for the six-month period.

What factors influenced performance?

•

The Portfolio’s overweight position in high-quality spread assets, including mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS), detracted from performance during the period, as these securities continued to be adversely affected by the subprime mortgage turmoil and weaker credit conditions. The end of the reporting period saw a slight recovery, however, following the Fed’s aggressive monetary and non-monetary actions. CMBS was the best-performing spread sector in March, and MBS also posted positive excess returns (versus U.S. Treasuries) for the month.

•

In contrast, the Portfolio’s bias toward a steeper yield curve benefited performance, as short-term rates fell more than long-term rates and the curve steepened. Option positions also aided comparative results.

Describe recent Portfolio activity.

•	Portfolio construction was relatively consistent throughout the period, though some adjustments were made along the way.

•

We increased the Portfolio’s cash position midway through the period, as we delayed reinvesting proceeds from maturing securities until high-quality securities could be found at discounted prices. Some of this cash was used to increase the Portfolio’s exposure to asset-backed securities (ABS), specifically short-dated AAA-rated home equity bonds and fixed-rate automobile ABS with low subprime borrower exposure.

•

We trimmed the Portfolio’s corporate debt securities holdings and sold most of the Portfolio’s agency 30-year fixed-rate MBS over the period, preferring to increase holdings in non-agency mortgages, including collateralized mortgage obligations (CMOs), CMBS, and adjustable-rate mortgages (ARMs), as well as short-term ABS.

•	As the yield curve began to flatten in March, we also reduced the Portfolio’s yield curve steepener trade, although the bias remained.

•	Finally, we took advantage of increased volatility in the market and purchased long-dated options.

Describe Portfolio positioning at period-end.

•	At March 31, 2008, the Portfolio was neutral duration versus the benchmark and maintained a bias toward a steepening yield curve, albeit to a lesser degree.

•

The Portfolio ended the period with an underweight position in U.S. Treasuries, as we preferred to buy and hold high-quality assets that have been battered – irrespective of their fundamental or intrinsic value – by forced liquidations caused by the general withdrawal of financing. Accordingly, the Portfolio was overweight in MBS, primarily hybrid adjustable-rate mortgages and short-duration CMOs, CMBS, ABS and non-U.S. dollar securities.

•	The Portfolio also maintained an overweight in corporate debt securities, in particular high-quality credits and financials.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	93%
AA	4
A	1
BBB	2

Portfolio Statistics
Average maturity (years)	2.15
Modified Duration[2]	0.90

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) rating.
[2]

Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Collateralized Mortgage Obligations	45%
Commercial Mortgage Backed Securities	23
Asset Backed Securities	19
Mortgage Pass-Throughs	8
Corporate Bonds	4
Trust Preferred Stocks	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Enhanced Income Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	Commencement of operations.
†	The Portfolio invests primarily in bonds diversified among several categories. The Portfolio’s dollar –weighted effective duration will be between 0 and 18 months during normal market conditions.
††	An unmanaged index that measures total return for the one-year on-the run coupon Treasury security. The index consists of existing U.S. Treasury bonds with approximately one year to maturity with each issue having at least $1 billion public amount outstanding.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	(1.78)%	(0.07)%	—	2.26%	—
Institutional	(1.79)%	(0.20)%	—	2.19%	—
Service	(2.03)%	(0.62)%	—	1.96%	—
Investor A	(2.01)%	(0.64)%	(3.58)%	1.68%	0.92%
Citigroup 1-Year Treasury Index	3.66%	6.71%	—	3.67%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
**	The Portfolio commenced operations on 3/19/04.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$982.18	$1.76	$1,000.00	$1,023.20	$1.80
Institutional	$1,000.00	$982.06	$1.79	$1,000.00	$1,023.17	$1.83
Service	$1,000.00	$979.69	$3.94	$1,000.00	$1,020.97	$4.03
Investor A	$1,000.00	$979.87	$3.73	$1,000.00	$1,021.18	$3.82

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.36% for BlackRock, 0.36% for Institutional, 0.80% for Service and 0.75% for Investor A), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	5

Portfolio Summary (Unaudited)	Low Duration Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	Portfolio results underperformed that of the benchmark Merrill Lynch 1-3 Year Treasury Index for the six-month period.

What factors influenced performance?

•

The main detractor from performance was the Portfolio’s overweight in high-quality spread assets, including asset-backed securities (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS), as these securities continued to be adversely affected by the subprime mortgage turmoil and weaker credit conditions. The end of the reporting period saw a slight recovery, however, following the Fed’s aggressive monetary and non-monetary actions. CMBS was the best-performing spread sector in March, and MBS also posted positive excess returns (versus U.S. Treasuries) for the month.

•

In contrast, the Portfolio’s bias toward a steeper yield curve benefited performance, as short-term rates fell more than long-term rates and the curve steepened. Option positions and the Portfolio’s relatively small exposure to non-U.S. dollar assets earlier in the period also proved advantageous.

Describe recent Portfolio activity.

•	Portfolio construction was relatively consistent throughout the period, though some adjustments were made along the way.

•

We increased the Portfolio’s cash position midway through the period, as we delayed reinvesting proceeds from maturing securities until high-quality securities could be found at discounted prices. Some of this cash was used to increase the Portfolio’s exposure to asset-backed securities (ABS), specifically short-dated AAA-rated home equity bonds and fixed-rate automobile ABS with low subprime borrower exposure.

•

We trimmed the Portfolio’s corporate debt securities holdings and sold most of the Portfolio’s agency 30-year fixed-rate MBS over the period, preferring to increase holdings in non-agency mortgages, including collateralized mortgage obligations (CMOs), CMBS, and adjustable-rate mortgages (ARMs), as well as short-term ABS.

•	As the yield curve began to flatten in March, we also reduced the Portfolio’s yield curve steepener trade, although the bias remained.

•	Finally, we took advantage of increased volatility in the market and purchased long-dated options.

Describe Portfolio positioning at period-end.

•	At March 31, 2008, the Portfolio was short duration versus the benchmark and maintained a bias toward a steepening yield curve, albeit to a lesser degree.

•

The Portfolio ended the period with an underweight position in U.S. Treasuries, as we preferred to buy and hold high-quality assets that have been battered – irrespective of their fundamental or intrinsic value – by forced liquidations caused by the general withdrawal of financing. Accordingly, the Portfolio was overweight in MBS, primarily hybrid adjustable-rate mortgages and short-duration CMOs, CMBS, ABS and non-U.S. dollar securities.

•	The Portfolio also maintained an overweight in corporate securities, with a preference for high-quality financials.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA.	94%
AA.	2
A.	1
BBB	2
Unrated	1

Portfolio Statistics
Average maturity (years)	2.36
Modified Duration[2]	1.76

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Collateralized Mortgage Obligations	37%
Asset Backed Securities	24
Mortgage Pass-Throughs	19
Commercial Mortgage Backed Securities	16
Corporate Bonds	3
Trust Preferred Stocks	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Low Duration Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
†	The Portfolio invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark.
††	An unmanaged index comprised of Treasury securities with maturities from 1 to 2.99 years.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	1.55%	4.34%	—	2.95%	—	4.67%	—
Institutional	1.53%	4.29%	—	2.84%	—	4.55%	—
Service	1.25%	3.89%	—	2.51%	—	4.23%	—
Investor A	1.34%	3.94%	0.79%	2.51%	1.88%	4.14%	3.82%
Investor A1	1.44%	4.00%	2.96%	2.64%	2.44%	4.36%	4.26%
Investor B	0.97%	3.21%	(1.27)%	1.75%	1.39%	3.60%	3.60%
Investor B1	1.10%	3.31%	(0.67)%	1.96%	1.60%	3.67%	3.67%
Investor B2	1.28%	3.75%	2.76%	2.33%	2.33%	4.04%	4.04%
Investor C	0.97%	3.11%	2.11%	1.73%	1.73%	3.36%	3.36%
Investor C1	1.09%	3.29%	2.29%	1.92%	1.92%	3.63%	3.63%
Investor C2	1.29%	3.71%	2.71%	2.32%	2.32%	4.03%	4.03%
Merrill Lynch 1-3 Year Treasury Index	5.41%	8.99%	—	3.61%	—	4.91%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,015.52	$2.20	$1,000.00	$1,022.79	$2.21
Institutional	$1,000.00	$1,015.28	$2.43	$1,000.00	$1,022.56	$2.44
Service	$1,000.00	$1,012.52	$4.13	$1,000.00	$1,020.85	$4.15
Investor A	$1,000.00	$1,013.43	$4.22	$1,000.00	$1,020.75	$4.25
Investor A1	$1,000.00	$1,014.40	$3.31	$1,000.00	$1,021.67	$3.33
Investor B	$1,000.00	$1,009.66	$8.01	$1,000.00	$1,016.93	$8.07
Investor B1	$1,000.00	$1,011.03	$6.67	$1,000.00	$1,018.29	$6.71
Investor B2	$1,000.00	$1,012.81	$4.91	$1,000.00	$1,020.06	$4.94
Investor C	$1,000.00	$1,009.69	$7.95	$1,000.00	$1,016.99	$8.01
Investor C1	$1,000.00	$1,010.93	$6.77	$1,000.00	$1,018.18	$6.82
Investor C2	$1,000.00	$1,012.86	$4.83	$1,000.00	$1,020.14	$4.86

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.44% for BlackRock, 0.48% for Institutional, 0.82% for Service, 0.84% for Investor A, 0.66% for Investor A1, 1.59% for Investor B, 1.33% for Investor B1, 0.97% for Investor B2, 1.58% for Investor C, 1.35% for Investor C1 and 0.96% for Investor C2), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	7

Portfolio Summary (Unaudited)	Intermediate Government Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	Portfolio results underperformed that of the benchmark Lehman Brothers Intermediate Government Index for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

Portfolio holdings in non-agency mortgage-backed securities (MBS), including collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgages (ARMs), detracted from performance during the period. Positions in AAA-rated commercial mortgage-backed securities (CMBS) also hurt Portfolio performance, as the sector experienced extreme volatility and sharp price declines, though the end of the period saw a moderate recovery.

•	In contrast, the Portfolio’s bias toward a steeper yield curve was a positive factor, in particular, a focus on the front end of the curve.

Describe recent Portfolio activity.

•	During the period, we reduced the Portfolio’s exposure to fixed-rate MBS in favor of U.S. Treasuries, although we maintained our underweight in the sector versus the benchmark.

•

We found significant value in high-quality mortgage-related products, such as non-agency CMOs, hybrid ARMs and AAA-rated CMBS, which experienced price declines dramatically in excess of that indicated by credit deterioration. Absolute and relative valuations of the highest-quality portions of these sectors were very compelling, and in our view, will benefit Portfolio performance moving forward.

Describe Portfolio positioning at period-end.

•

We remain cautious of the effects of the ongoing deceleration in the housing market. The Portfolio ended the period with an overweight position in mortgage-backed products, including high-quality MBS, hybrid ARMs, CMOs and AAA-rated CMBS, and a modest weighting in high-quality, short duration asset-backed securities (ABS), with a focus on credit card issuers.

•

We continue to tactically trade both duration and yield curve positioning, and at March 31, 2008, the Portfolio was short duration versus the benchmark and maintained a bias toward a steepening yield curve, expressed mainly in the two- to 10-year segment of the curve.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	100%

Portfolio Statistics
Average maturity (years)	3.18
Modified Duration[2]	3.18

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Mortgage Pass-Throughs	41%
U.S. Government & Agency Obligations	26
Collateralized Mortgage Obligations	15
Commercial Mortgage Backed Securities	11
Corporate Bonds	3
Asset Backed Securities	2
Collateralized Debt Obligations	1
Taxable Municipal Bond	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

8	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Intermediate Government Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
†	The Portfolio normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government Index (the benchmark).
††	An unmanaged index comprised of U.S. Government securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	6.56%	9.39%	—	4.00%	—	5.55%	—
Service	6.41%	9.07%	—	3.70%	—	5.23%	—
Investor A	6.34%	8.91%	4.51%	3.54%	2.69%	5.09%	4.67%
Investor B	5.93%	8.09%	3.59%	2.77%	2.41%	4.52%	4.52%
Investor C	5.83%	8.09%	7.09%	2.75%	2.75%	4.29%	4.29%
Lehman Brothers Intermediate Government Index	7.61%	11.23%	—	4.34%	—	5.82%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,065.64	$4.92	$1,000.00	$1,020.18	$4.82
Service	$1,000.00	$1,064.13	$6.46	$1,000.00	$1,018.66	$6.34
Investor A	$1,000.00	$1,063.40	$6.97	$1,000.00	$1,018.16	$6.84
Investor B	$1,000.00	$1,059.27	$11.14	$1,000.00	$1,014.05	$10.95
Investor C	$1,000.00	$1,058.26	$11.07	$1,000.00	$1,014.11	$10.89

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.95% for Institutional, 1.25% for Service, 1.35% for Investor A, 2.16% for Investor B and 2.15% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	9

Portfolio Summary (Unaudited)	Intermediate Bond Portfolio II

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s returns lagged that of the benchmark Lehman Brothers Intermediate Government/Credit Index for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

The main driver of the Portfolio’s underperformance was our allocation to spread sectors, all of which posted negative excess returns (versus Treasury issues) throughout the period. The Portfolio was most overweight in mortgage-backed securities (MBS) and commercial MBS, which registered excess returns of -0.96% and -9.76%, respectively, for the six months. Also detracting from performance were our large underweight positions in Treasuries and agency debentures, which were among the top performers for the period.

•

The Portfolio’s duration further hindered performance. On average, the Portfolio was short versus the benchmark index, and this detracted from performance as rates fell (and prices rose) across the yield curve.

•

Bright spots during the period included our bias for a steepening yield curve, which paid off as yields between two-year and 10-year Treasuries steepened from roughly 60 basis points to 183 basis points. An underweight to corporate bonds in the first four months of the period also was helpful as spreads in that sector widened significantly during that time. Likewise, an underweight in the home equity sector proved advantageous as repercussions from the housing market collapse and credit crisis continued to work their way through the system. Finally, the Portfolio’s small positions in non-U.S.-dollar-denominated holdings were beneficial as the value of the U.S. dollar fell throughout the period.

Describe recent Portfolio activity.

•

Throughout the period, we reduced the Portfolio’s MBS holdings while remaining fairly constant in the CMBS space as these sectors continued to weaken. We also increased exposure to corporate bonds, moving to an overweight by period-end.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio maintained underweight positions in both U.S. Treasury and agency issues, and overweights in non-indexed fixed rate MBS, adjustable-rate MBS (i.e., adjustable-rate mortgages), as well as high-quality short-duration spread product, including asset-backed securities and CMBS. The portfolio maintained a near-benchmark weighting in high-quality corporate debt issues. We continue to tactically trade both duration and yield curve positioning, and at March 31, 2008, the Portfolio was modestly short duration versus the benchmark, expressed primarily in the 10-year part of the curve.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	60%
AA	19
A	12
BBB	8
below BBB	1

Portfolio Statistics
Average maturity (years)	4.43
Modified Duration[2]	3.59

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Corporate Bonds	36%
Mortgage Pass-Throughs	20
Collateralized Mortgage Obligations	12
Commercial Mortgage Backed Securities	12
U.S. Government & Agency Obligations	9
Asset Backed Securities	7
Trust Preferred Stocks	2
Preferred Stocks	1
Taxable Municipal Bonds	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

10	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Intermediate Bond Portfolio II

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
†	The Portfolio invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark).
††	An unmanaged index comprised of U.S. Government securities or investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	4.53%	7.15%	—	4.11%	—	5.88%	—
Institutional	4.52%	7.12%	—	4.00%	—	5.74%	—
Service	4.34%	6.77%	—	3.68%	—	5.42%	—
Investor A	4.34%	6.90%	2.57%	3.67%	2.82%	5.33%	4.91%
Investor B	3.90%	5.89%	1.39%	2.86%	2.51%	4.78%	4.78%
Investor C	3.82%	5.89%	4.89%	2.87%	2.87%	4.50%	4.50%
Lehman Brothers Intermediate Government/Credit Index	5.99%	8.88%	—	4.37%	—	5.91%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.

    Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,045.32	$3.64	$1,000.00	$1,021.40	$3.60
Institutional	$1,000.00	$1,045.17	$3.80	$1,000.00	$1,021.23	$3.77
Service	$1,000.00	$1,043.40	$5.56	$1,000.00	$1,019.49	$5.51
Investor A	$1,000.00	$1,043.40	$5.53	$1,000.00	$1,019.52	$5.48
Investor B	$1,000.00	$1,039.03	$9.87	$1,000.00	$1,015.19	$9.81
Investor C	$1,000.00	$1,038.19	$9.49	$1,000.00	$1,015.57	$9.43

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.71% for BlackRock, 0.74% for Institutional, 1.09% for Service, 1.08% for Investor A, 1.94% for Investor B and 1.86% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	11

Portfolio Summary (Unaudited)	Long Duration Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	Portfolio results underperformed that of the benchmark Lehman Brothers Long Government/Credit Index for the period from inception (October 19, 2007) through March 31, 2008.

What factors influenced performance?

•

The Portfolio’s out-of-index positions in high-quality spread assets, including mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS), detracted from performance during the period, as these securities continued to be adversely affected by the subprime mortgage turmoil and weaker credit conditions. The end of the reporting period saw a slight recovery, however, following the Fed’s aggressive monetary and non-monetary actions. CMBS was the best-performing spread sector in March, and MBS also posted positive excess returns (versus U.S. Treasuries) for the month.

•

The Portfolio’s underweight position in U.S. Treasuries also detracted from performance relative to the benchmark, as these securities were among the top performers for the period. Our modest exposure was advantageous on an absolute basis.

•	Conversely, an underweight to corporate debt securities benefited performance, as this sector posted negative excess returns.

Describe recent Portfolio activity.

•	We increased the Portfolio’s exposure to U.S. Treasuries during the fourth quarter of 2007, as investors piled into to the safest assets amid heightened market volatility.

•

We reduced the Portfolio’s holdings in MBS, particularly in 15- and 30-year fixed-rate agency mortgage pass-through issues, on a sector rally in January. This was a tactical move, as we believed there would be an opportunity to move back into this market at discounted levels, specifically into CMBS, collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgages (ARMs).

•

In the second half of the period, we reduced the Portfolio’s exposure to U.S. Treasuries and agencies in favor of increasing exposure to asset-backed securities (ABS), which offered more compelling value in comparison.

•	We also increased our exposure to corporate debt securities, preferring high-quality financial paper over industrials.

•	Finally, as the yield curve began to flatten in March, we reduced the Portfolio’s yield curve steepener trade, although the bias remained.

Describe Portfolio positioning at period-end.

•	At March 31, 2008, the Portfolio was neutral duration versus the benchmark and maintained a bias toward a steepening yield curve.

•

The Portfolio ended the period with an underweight in U.S. Treasury and agency securities, as we preferred to buy and hold high-quality assets that have been battered – irrespective of their fundamental or intrinsic value – by forced liquidations caused by the general withdrawal of financing. Accordingly, the Portfolio was overweight in MBS, primarily CMOs, and CMBS.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	63%
AA	13
A	15
BBB	8
below BBB	1

Portfolio Statistics

Average maturity (years)	10.98
Modified Duration[2]	12.99

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Corporate Bonds	44%
Commercial Mortgage Backed Securities	13
Collateralized Mortgage Obligations	12
U.S. Government & Agency Obligations	11
Mortgage Pass-Throughs	9
Asset Backed Securities	7
Trust Preferred Stocks	3
Preferred Stocks	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

12	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Long Duration Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	Commencement of operations.
†	The Portfolio normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Long Government/Credit Index (the benchmark).
††	An unmanaged index comprised of U.S. Government securities or investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on long maturity bonds and thus excludes all maturities from the broader index that are less than 10 years.

Performance Summary for the Period Ended March 31, 2008

	Average Annual Total Returns*
	From Inception**
	w / o sales charge	w / sales charge
BlackRock	1.80%	—
Institutional	1.79%	—
Investor A	1.66%	(2.44)%
Lehman Brothers Long Government/Credit Index	3.41%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
**	The Portfolio commenced operations on 10/19/07.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,018.00	$3.88	$1,000.00	$1,021.10	$3.90
Institutional	$1,000.00	$1,017.86	$2.95	$1,000.00	$1,022.04	$2.96
Investor A	$1,000.00	$1,016.57	$5.02	$1,000.00	$1,019.96	$5.04

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.85% for BlackRock, 0.65% for Institutional and 1.10% for Investor A), multiplied by the average account value over the period, multiplied by 165/366 (to reflect the period the fund was open during the one-half year period).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	13

Portfolio Summary (Unaudited)	Total Return Portfolio II

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s total return lagged the Lehman Brothers U.S. Aggregate Index for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

The main driver of the Portfolio’s underperformance was our allocation to spread sectors, all of which posted negative excess returns (versus Treasury issues) throughout the period. The Portfolio was most overweight in mortgage-backed securities (MBS) and commercial MBS, which registered excess returns of -0.96% and -9.76%, respectively, for the six months. Also detracting from performance were our large underweight positions in Treasuries and agency debentures, which were among the top performers for the period.

•

The Portfolio’s duration further hindered performance. On average, the Portfolio was short versus the benchmark index, and this detracted from performance as rates fell (and prices rose) across the yield curve.

•

Bright spots during the period included our bias for a steepening yield curve, which paid off as yields between two-year and 10-year Treasuries steepened from roughly 60 basis points to 183 basis points. An underweight to corporate bonds also was helpful as spreads in that sector widened significantly. Likewise, an underweight in the home equity sector proved advantageous as repercussions from the housing market collapse and credit crisis continued to work their way through the system.

Describe recent Portfolio activity.

•

Throughout the period, we reduced the Portfolio’s MBS holdings while remaining fairly constant in the CMBS space as these sectors continued to weaken. We also increased exposure to corporate bonds, moving an underweight to an overweight by period-end.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio maintained underweight positions in both U.S. Treasury and agency issues, and overweights in both fixed- and adjustable-rate MBS, as well as high-quality short-duration spread product, including asset-backed securities and CMBS. We continue to tactically trade both duration and yield curve positioning, and at March 31, 2008, the Portfolio was modestly short duration versus the benchmark, expressed primarily in the 10-year part of the curve.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	81%
AA	10
A	6
BBB	3

Portfolio Statistics
Average maturity (years)	6.60
Modified Duration[2]	4.35

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Mortgage Pass-Throughs	44%
Commercial Mortgage Backed Securities	15
Corporate Bonds	14
Collateralized Mortgage Obligations	14
Asset Backed Securities	7
Trust Preferred Stocks	2
U.S. Government & Agency Obligations	2
Foreign Bonds	1
Preferred Stocks	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

14	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Total Return Portfolio II

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
†	The Portfolio invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers U.S. Aggregate Index (the benchmark).
††	An unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	2.50%	4.51%	—	3.98%	—	5.79%	—
Institutional	2.46%	4.40%	—	3.87%	—	5.63%	—
Service	2.18%	4.00%	—	3.58%	—	5.33%	—
Investor A	2.30%	4.09%	(0.12)%	3.56%	2.71%	5.23%	4.80%
Investor B	1.78%	3.18%	(1.30)%	2.74%	2.40%	4.67%	4.67%
Investor C	1.92%	2.90%	1.91%	2.67%	2.67%	4.41%	4.41%
R	2.05%	3.69%	—	3.19%	—	4.94%	—
Lehman Brothers U.S. Aggregate Index	5.23%	7.67%	—	4.58%	—	6.04%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,025.02	$5.98	$1,000.00	$1,019.02	$5.98
Institutional	$1,000.00	$1,024.62	$6.47	$1,000.00	$1,018.53	$6.47
Service	$1,000.00	$1,021.77	$8.18	$1,000.00	$1,016.81	$8.19
Investor A	$1,000.00	$1,022.96	$8.07	$1,000.00	$1,016.92	$8.08
Investor B	$1,000.00	$1,017.75	$12.16	$1,000.00	$1,012.80	$12.20
Investor C	$1,000.00	$1,019.18	$11.98	$1,000.00	$1,012.99	$12.01
R	$1,000.00	$1,020.51	$10.05	$1,000.00	$1,014.93	$10.07

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (1.18% for BlackRock, 1.28% for Institutional, 1.62% for Service, 1.60% for Investor A, 2.41% for Investor B, 2.37% for Investor C and 1.99% for R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	15

Portfolio Summary (Unaudited)	Government Income Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	Portfolio results underperformed that of its benchmark, a composite of the Lehman Brothers Mortgage-Backed Securities Index and the Merrill Lynch 10-Year Treasury Index, for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

Portfolio holdings in non-agency mortgage-backed securities (MBS), including collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgages (ARMs), detracted from performance during the period. Positions in AAA-rated commercial mortgage-backed securities (CMBS) also hurt Portfolio performance, as the sector experienced extreme volatility and sharp price declines, though the end of the period saw a moderate recovery.

•

Conversely, exposure to U.S. Treasuries benefited performance as investor preference for less risk and more liquidity accelerated dramatically over the period. The Portfolio’s defensive posture, which included exposure to GNMA issues and a focus on the front end of the yield curve, also had a positive effect.

Describe recent Portfolio activity.

•

We were very active in sector rotation throughout the period. Early on, we increased the Portfolio’s initially small exposure to U.S. Treasuries, as investors piled into to the safest assets amid heightened market volatility. However, as Treasury prices continued their ascent in the second half of the period, they became overvalued, in our view. We subsequently reduced the Portfolio’s Treasury holdings in favor of high-quality, nonagency CMOs and hybrid ARMs, which had cheapened significantly in comparison.

Describe Portfolio positioning at period-end.

•

We remain cautious of the effects of the ongoing deceleration in the housing market and, as a result, have positioned the Portfolio more defensively. We will continue to tactically trade mortgages and to add issues when opportunities present themselves, with a bias toward CMOs and pools with better convexity profiles. We also will look to maintain positions within agency MBS that exhibit high loan-to-value (LTV) ratios and high coupons, and that are less likely to be refinanced in the existing lower interest rate environment.

•

The Portfolio holds out-of-index exposure to high-quality, short-duration assets, including CMBS, CMOs and ARMs. We continue to tactically trade both duration and yield curve positioning, and at March 31, 2008, the Portfolio was long duration versus the benchmark and maintained a bias toward a steepening yield curve.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	100%

Portfolio Statistics
Average maturity (years)	7.77
Modified Duration[2]	6.02

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Mortgage Pass-Throughs	82%
Collateralized Mortgage Obligations	14
Commercial Mortgage Backed Securities	3
U.S. Government & Agency Obligations	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

16	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Government Income Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
†	The Portfolio invests primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government or its agencies. The Portfolio normally invests at least 80% of its assets in bonds issued or guaranteed by the U.S. Government and its agencies.
††	An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC) that meet the maturity and liquidity criteria.
†††	A one-security index consisting of the current “on-the run” 10-year issue.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	8.15%	7.25%	—	4.18%	—	6.45%	—
Institutional	8.02%	7.02%	—	3.96%	—	6.14%	—
Service.	8.00%	6.97%	—	3.73%	—	5.89%	—
Investor A	7.90%	6.75%	2.44%	3.69%	2.85%	5.87%	5.44%
Investor B	7.47%	5.97%	1.47%	2.89%	2.55%	5.32%	5.32%
Investor B1	7.61%	6.18%	2.18%	3.09%	2.75%	5.25%	5.25%
Investor C	7.45%	5.99%	4.99%	2.91%	2.91%	5.07%	5.07%
Investor C1	7.59%	6.12%	5.12%	3.03%	3.03%	5.18%	5.18%
R	7.85%	6.55%	—	3.36%	—	5.52%	—
Lehman Brothers MBS Index/Merrill Lynch 10-Year Treasury Index	8.42%	11.06%	—	4.79%	—	6.01%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,081.49	$8.03	$1,000.00	$1,017.18	$7.82
Institutional	$1,000.00	$1,080.24	$9.50	$1,000.00	$1,015.75	$9.25
Service	$1,000.00	$1,079.98	$9.64	$1,000.00	$1,015.62	$9.38
Investor A	$1,000.00	$1,078.96	$10.72	$1,000.00	$1,014.56	$10.44
Investor B	$1,000.00	$1,074.65	$14.86	$1,000.00	$1,010.49	$14.51
Investor B1	$1,000.00	$1,076.08	$13.47	$1,000.00	$1,011.86	$13.14
Investor C	$1,000.00	$1,074.53	$14.92	$1,000.00	$1,010.44	$14.56
Investor C1	$1,000.00	$1,075.92	$13.76	$1,000.00	$1,011.57	$13.43
R	$1,000.00	$1,078.50	$12.07	$1,000.00	$1,013.24	$11.76

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (1.54% for BlackRock, 1.83% for Institutional, 1.85% for Service, 2.06% for Investor A, 2.87% for Investor B, 2.60% for Investor B1, 2.88% for Investor C, 2.65% for Investor C1 and 2.32% for R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	17

Portfolio Summary (Unaudited)	Inflation Protected Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s total returns outperformed that of its benchmark the Lehman Global Real: U.S. TIPS Index for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the target federal funds rate 250 basis points (2.50%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

The Portfolio’s long duration versus the benchmark enhanced comparative results, as both nominal and real interest rates in the U.S. declined through most of the period. The Portfolio’s bias toward a steeper yield curve also proved beneficial, as the curve steepened sharply amid persistent market volatility and aggressive Fed actions designed to quell economic and liquidity concerns.

•	Slightly detracting from performance was the Portfolio’s modest exposure to high-quality corporate credits and mortgage-backed securities (MBS), which largely underperformed U.S. Treasury issues.

Describe recent Portfolio activity.

•	Portfolio construction was relatively consistent over the period, though, we did add exposure to high-quality corporate credits and MBS, as their valuations and fundamentals appeared very attractive.

Describe Portfolio positioning at period-end.

•

At the close of the reporting period, the Portfolio had 94.8% of its net assets invested in U.S. Treasury Inflation Protected Securities (TIPS). Of the remaining net assets, 3.0% was invested in high-quality spread products, including commercial mortgage-backed securities, adjustable-rate mortgages and asset-backed securities, 1.3% was invested in corporate bonds, and the rest was divided among interest rate swaps and option on an interest rate swap, and non-U.S. issues.

•

At March 31, 2008, the Portfolio was positioned with a duration of 7.6 years and maintained an average credit quality of AAA/U.S. government. The Portfolio had an overweight allocation versus the benchmark to shorter-maturity TIPS, while it maintained an underweight in the 10-year segment of the yield curve. Within the 10-year sector, the Portfolio was underweight TIPS in favor of conventional Treasuries, based on our belief that inflation is likely to fall in reaction to the current economic stress.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	98%
AA	1
BBB	1

Portfolio Statistics
Average maturity (years)	9.28
Modified Duration[2]	7.80

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
U.S. Government & Agency Obligations	95%
Asset Backed Securities	3
Corporate Bonds	1
Commercial Mortgage Backed Securities	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

18	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Inflation Protected Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	Commencement of operations.
†	The Portfolio normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.
††	An unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	11.71%	16.18%	—	8.21%	—
Institutional	11.65%	16.01%	—	8.24%	—
Service.	11.60%	15.67%	—	7.53%	—
Investor A	11.57%	15.66%	10.98%	7.86%	6.69%
Investor B	11.11%	14.89%	10.39%	7.13%	6.46%
Investor C	11.18%	14.80%	13.80%	7.23%	7.23%
Lehman Global Real: U.S. TIPS Index.	10.40%	14.54%	—	7.36%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
**	The Portfolio commenced operations on 6/28/04.
Past performance is not indicative of future results.

Expense Example

	Actual Expenses			Hypothetical Expenses (5% return before expenses)**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,117.07	$2.08	$1,000.00	$1,023.01	$1.99
Institutional	$1,000.00	$1,116.52	$2.19	$1,000.00	$1,022.90	$2.10
Service.	$1,000.00	$1,115.96	$3.44	$1,000.00	$1,021.71	$3.29
Investor A	$1,000.00	$1,115.68	$3.62	$1,000.00	$1,021.53	$3.47
Investor B	$1,000.00	$1,111.14	$8.02	$1,000.00	$1,017.31	$7.69
Investor C	$1,000.00	$1,111.76	$7.74	$1,000.00	$1,017.58	$7.42

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.39% for BlackRock, 0.41% for Institutional, 0.65% for Service, 0.69% for Investor A, 1.52% for Investor B and 1.47% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	19

Portfolio Summary (Unaudited)	GNMA Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	Portfolio results outperformed that of the benchmark Lehman Brothers GNMA MBS Index for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

Portfolio performance benefited from our long duration position versus the benchmark, as interest rates continued to fall throughout the period. Our bias toward a steepening yield curve also aided performance as the two- to 10-year part of the curve steepened by 130 basis points. An additional positive factor was the Portfolio’s exposure to higher-coupon (6.0% to 6.5%) premium 30-year mortgage-backed securities (MBS), as prepayment rates slowed.

•

Detracting from performance were the Portfolio’s non-agency MBS holdings, including collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgages (ARMs). The Portfolio’s AAA-rated CMBS positions also hampered results, as the sector experienced intense volatility and price declines over the past six months, though the end of the period saw a moderate recovery.

Describe recent Portfolio activity.

•

During the period, we continued to focus on higher-coupon MBS, issues we consider less likely to be prepaid and more difficult to refinance, and accordingly, provide the Portfolio with steadier income and greater stability in a volatile market.

•

We increased the Portfolio’s exposure to non-agency product, as market volatility caused these issues to cheapen dramatically in comparison to high-quality assets, such as U.S. Treasury and U.S. agency issues. Specifically, we purchased non-agency ARMs, CMOs and commercial mortgage-backed securities (CMBS).

•	Finally, we reduced our yield curve steepener trade as the curve steepened dramatically, with the gap between two-year and 10-year Treasuries reaching over 200 basis points in March.

Describe Portfolio positioning at period-end.

•	We remain cautious of the effects of the ongoing deceleration in the housing market. We will continue to tactically trade mortgages and make additions when opportunities present themselves.

•	Within the Portfolio, we maintain a bias toward higher-coupon premium MBS and have retained a modest exposure to high-quality, short-duration assets, including CMBS, ARMs and CMOs.

•

We continue to tactically trade both duration and yield curve positioning, and at March 31, 2008, the Portfolio was long duration versus the benchmark, expressed mainly in the two- to five-year segment of the curve.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	100%

Portfolio Statistics
Average maturity (years)	5.36
Modified Duration[2]	3.44

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Mortgage Pass-Throughs	97%
Collateralized Mortgage Obligations	2
Commercial Mortgage Backed Securities	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

20	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	GNMA Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	Commencement of operations.
†	The Portfolio normally invests at least 80% of its assets in the Government National Mortgage Association (GNMA) securities.
††	An unmanaged index comprised of mortgage-backed pass through securities of GNMA.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	7.42%	9.40%	—	4.78%	—	6.11%	—
Institutional	7.39%	9.35%	—	4.69%	—	5.99%	—
Service	7.27%	9.11%	—	4.39%	—	5.68%	—
Investor A	7.18%	8.93%	4.56%	4.29%	3.44%	5.58%	5.14%
Investor B	6.88%	8.12%	3.62%	3.51%	3.17%	5.00%	5.00%
Investor C	6.81%	8.20%	7.20%	3.53%	3.53%	4.77%	4.77%
Lehman Brothers GNMA MBS Index	5.78%	8.08%	—	4.73%	—	5.92%†	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
**	The Portfolio commenced operations on 5/18/98.
†	Since inception total return is from 6/01/98.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,074.20	$3.14	$1,000.00	$1,021.93	$3.07
Institutional	$1,000.00	$1,073.88	$3.15	$1,000.00	$1,021.92	$3.08
Service	$1,000.00	$1,072.66	$4.46	$1,000.00	$1,020.64	$4.36
Investor A	$1,000.00	$1,071.83	$4.97	$1,000.00	$1,020.14	$4.86
Investor B	$1,000.00	$1,068.81	$9.26	$1,000.00	$1,015.93	$9.07
Investor C	$1,000.00	$1,068.06	$8.94	$1,000.00	$1,016.25	$8.75

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.61% for BlackRock, 0.61% for Institutional, 0.86% for Service, 0.96% for Investor A, 1.79% for Investor B and 1.73% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	21

Portfolio Summary (Unaudited)	Managed Income Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s total returns lagged the Lehman Brothers U.S. Aggregate Bond Index for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The Federal Reserve Board (Fed) continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of 2008, bringing the target rate to 2.25% at March 31, 2008.

•

The main driver of the Portfolio’s underperformance was our allocation to spread sectors, all of which posted negative excess returns (versus Treasury issues) throughout the period. The Portfolio was most overweight in mortgage-backed securities (MBS) and commercial MBS, which registered excess returns of -0.96% and -9.76%, respectively, for the six months. Also detracting from performance were our large underweight positions in Treasuries and agency debentures, which were among the top performers for the period.

•

The Portfolio’s duration further hindered performance. On average, the Portfolio was short versus the benchmark index, and this detracted from performance as rates fell (and prices rose) across the yield curve.

•

Bright spots during the period included our bias for a steepening yield curve, which paid off as yields between two-year and 10-year Treasuries steepened from roughly 60 basis points to 183 basis points. An underweight to corporate bonds also was helpful as spreads in that sector widened significantly. Likewise, an underweight in the home equity sector proved advantageous as repercussions from the housing market collapse and credit crisis continued to work their way through the system.

Describe recent Portfolio activity.

•

We reduced the Portfolio’s MBS holdings while remaining fairly constant in our overweight of the CMBS space, as these sectors continued to weaken. We also increased exposure to corporate bonds, although the Portfolio remained underweight in this sector at period-end.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio maintained underweight positions in both U.S. Treasury and agency issues, and overweights in both fixed- and adjustable-rate MBS, as well as high-quality short-duration spread product, including asset-backed securities and CMBS. We continue to tactically trade both duration and yield curve positioning, and at March 31, 2008, the Portfolio was modestly short duration versus the benchmark, expressed primarily in the five- and 10-year parts of the curve.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	85%
AA.	9
A.	4
BBB	2

Portfolio Statistics
Average maturity (years)	6.95
Modified Duration[2]	4.36

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Sector Allocation	Percent of Long-Term Investments
Mortgage Pass-Throughs	43%
Commercial Mortgage Backed Securities	14
Corporate Bonds	13
Collateralized Mortgage Obligations	13
U.S. Government & Agency Obligations	7
Asset Backed Securities	5
Trust Preferred Stocks	2
Project Loans	1
Taxable Municipal Bonds	1
Collateralized Debt Obligations	1

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

22	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Managed Income Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
†	The Portfolio invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the Lehman Brothers U.S. Aggregate Index.
††	An unmanaged U.S. index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	3.01%	5.10%	—	3.99%	—	5.63%	—
Service	2.86%	4.79%	—	3.69%	—	5.31%	—
Investor A	2.93%	4.72%	0.51%	3.60%	2.76%	5.18%	4.75%
Investor B	2.52%	3.96%	(0.54)%	2.81%	2.47%	4.62%	4.62%
Investor C	2.42%	3.89%	2.89%	2.82%	2.82%	4.30%	4.30%
Lehman Brothers U.S. Aggregate Index	5.23%	7.67%	—	4.58%	—	6.04%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,030.08	$6.31	$1,000.00	$1,018.71	$6.29
Service	$1,000.00	$1,028.58	$7.83	$1,000.00	$1,017.18	$7.82
Investor A	$1,000.00	$1,029.34	$8.10	$1,000.00	$1,016.92	$8.08
Investor B	$1,000.00	$1,025.16	$12.21	$1,000.00	$1,012.79	$12.21
Investor C	$1,000.00	$1,024.20	$12.23	$1,000.00	$1,012.76	$12.24

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (1.24% for Institutional, 1.54% for Service, 1.60% for Investor A, 2.41% for Investor B and 2.42% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	23

Portfolio Summary (Unaudited)	International Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s total return lagged that of the benchmark Citigroup Non-U.S. Dollar World Government Bond Index for the six-month period.

What factors influenced performance?

•

The Portfolio’s overweight positions in U.S. commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and mortgage-backed securities (MBS) hindered performance, as these sectors underperformed U.S. Treasuries for the period. The overweights had a positive impact in March, however, when liquidity and credit conditions improved as a result of Federal Reserve Board and government action to ease financial market strain. The relatively short duration (a measure of interest rate sensitivity) in Japan also detracted from results, as interest rates declined in this market.

•

In contrast, Portfolio performance benefited from a relatively long duration versus the benchmark in the eurozone, as rates on 10-year bunds (German government bonds) declined during the period. Additionally, an underweight in long-term bonds in the U.K. enhanced results, as the yield curve for U.K. government securities steepened. The Portfolio’s modestly long Japanese yen position versus the euro and U.S. dollar proved advantageous, as well, as the yen appreciated during the six months.

Describe recent Portfolio activity.

•

During the period, we moved the Portfolio to a neutral duration position versus the benchmark in the U.K., and we initiated a relatively long duration position in Poland that we subsequently cut in March.

•

We generally maintained a yield curve flattening position in the euro bloc, as the European Central Bank (ECB) continues to carefully monitor inflation. However, later in the period, we began to overweight the front end of the yield curve, as we still anticipate some eventual rate cuts by the ECB.

•

Throughout the six months, we have looked to tactically trade in various spread products in the U.S., as the turmoil in the subprime mortgage market created some attractive opportunities. We increased exposure to high-quality, short-duration spread products, particularly adjustable-rate mortgages, CMBS and select ABS, which, irrespective of their fundamental or intrinsic values, declined in concert with lower-quality issues.

•	In addition, we increased the Portfolio’s overweight in Germany later in the period, which contributed favorably to performance.

Describe Portfolio positioning at period-end.

•

We continue to favor sovereign European bonds across both euro and non-euro regions, but maintain the Portfolio’s overweights in high-quality CMBS and MBS in the U.S. We maintain an overweight in Australia and an underweight in Japan, with a focus on inflation-linked and floating-rate Japanese government bonds.

•

At period-end, approximately 20.6% of the Portfolio’s net assets was invested in investment-grade credits, 19.5% was allocated to U.S. spread products (MBS, CMBS and ABS), and the remainder was invested in non-U.S. sovereigns and cash equivalents.

•	We maintained the Portfolio’s modestly short duration versus the benchmark, and we favor the financials sector over industrials in its corporate allocation.

•

Within currencies, the Portfolio held a 1.6% allocation to the U.S. dollar, and we maintained a long Japanese yen versus euro position and a 0.5% long Australian dollar versus New Zealand dollar position.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	71%
AA	24
A	2
Unrated	3

Portfolio Statistics
Average maturity (years)	9.89
Modified Duration[2]	6.45

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Ten Largest Country Allocation	Percent of Long-Term Investments
United States	30%
Japan	13
Sweden	8
France	8
Germany	7
Denmark	5
United Kingdom	5
Ireland	4
Spain	3
Austria	3

For Portfolio compliance purpose, the Portfollo’s Industry classification refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

24	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	International Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
†	The Portfolio invests primarily in non-investment grade bonds with maturities of ten years or less.
††	An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	12.08%	18.18%	—	7.76%	—	7.73%	—
Institutional	12.08%	18.18%	—	7.64%	—	7.59%	—
Service	11.90%	17.84%	—	7.34%	—	7.29%	—
Investor A	12.02%	17.80%	13.05%	7.28%	6.41%	7.17%	6.73%
Investor B	11.39%	16.75%	12.25%	6.42%	6.11%	6.61%	6.61%
Investor C	11.01%	16.40%	15.40%	6.40%	6.40%	6.35%	6.35%
Citigroup Non-U.S. World Government Bond Index	15.27%	22.31%	—	8.99%	—	7.37%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$1,120.80	$4.02	$1,000.00	$1,021.17	$3.83
Institutional	$1,000.00	$1,120.81	$4.10	$1,000.00	$1,021.08	$3.92
Service	$1,000.00	$1,118.97	$5.72	$1,000.00	$1,019.53	$5.47
Investor A	$1,000.00	$1,120.23	$6.19	$1,000.00	$1,019.09	$5.91
Investor B	$1,000.00	$1,113.94	$10.59	$1,000.00	$1,014.86	$10.14
Investor C	$1,000.00	$1,110.05	$9.82	$1,000.00	$1,015.58	$9.42

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.76% for BlackRock, 0.77% for Institutional, 1.08% for Service, 1.17% for Investor A, 2.00% for Investor B and 1.86% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	25

Portfolio Summary (Unaudited)	High Yield Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s total returns lagged the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index for the six-month period.

What factors influenced performance?

•

The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stemming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•

The main driver of the Portfolio’s underperformance during the period was our large allocation to floating-rate bank loan securities, which declined amid a supply/demand imbalance, forced hedge fund liquidations, and a drop in the London Interbank Offered Rate (LIBOR). An underweight in BB-rated credits and an overweight in CCC-rated credits also detracted from performance, as BB-rated issues outperformed lower-rated securities.

•	Conversely, the Portfolio’s cash allocation proved advantageous in a declining market. Exposure to the wireline telecommunications and banking sectors also benefited performance.

Describe recent Portfolio activity.

•

During the period, we increased the Portfolio’s exposure to floating-rate bank loan securities. While they have weakened recently, we believe bank loans currently offer tremendous value and are somewhat less vulnerable to the economic slowdown in comparison to many issuers of high yield securities.

•	We also reduced the Portfolio’s high yield exposure and built a sizeable cash position that would allow us to take advantage of quality credits that had depreciated with the market.

•	Finally, we reduced the Portfolio’s small overweight in B-rated credits and ended the period with a small underweight.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio held a considerable underweight relative to the benchmark in BB-rated issues, a small underweight in B-rated securities, and a small overweight in CCC-rated issues. The Portfolio maintained overweight positions in the wireless and wireline telecommunications, and media – non-cable sectors, while it underweighted home construction, pipelines and electric utilities.

•

Although turbulence in the high yield market is expected to continue on account of weaker company earnings and the potential for increased defaults, we believe the Portfolio is well positioned to mitigate these risks and perform competitively.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
BBB	4%
BB	33
B	46
CCC	14
Unrated	3

Portfolio Statistics
Average maturity (years)	4.30
Modified Duration[2]	5.41

1	Using the higher of S&P’s or Moody’s rating.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

Ten Largest Industries	Percent of Long-Term Investments
Finance	13%
Telecommunications	12
Energy & Utilities	9
Yankee	8
Manufacturing	6
Entertainment & Leisure	6
Oil & Gas	5
Medical & Medical Services	5
Paper & Forest Products	4
Motor Vehicles	4

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

26	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	High Yield Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	Commencement of operations.
†	The Portfolio invests primarily in non-investment grade bonds with maturities of ten years or less.
††	An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	(5.22)%	(4.59)%	—	9.10%	—	6.67%	—
Institutional	(5.24)%	(4.64)%	—	8.99%	—	6.56%	—
Service	(5.42)%	(4.98)%	—	8.68%	—	6.23%	—
Investor A	(5.42)%	(4.98)%	(8.75)%	8.63%	7.74%	6.12%	5.66%
Investor B	(5.78)%	(5.68)%	(9.64)%	7.83%	7.54%	5.53%	5.53%
Investor B1	(5.64)%	(5.43)%	(8.95)%	8.09%	7.80%	5.68%	5.68%
Investor C	(5.77)%	(5.81)%	(6.69)%	7.80%	7.80%	5.31%	5.31%
Investor C1	(5.54)%	(5.48)%	(6.36)%	8.03%	8.03%	5.63%	5.63%
R	(5.52)%	(5.18)%	—	8.38%	—	5.96%	—
Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index*	(4.01)%	(3.47)%	—	8.50%	—	5.89%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on pages 28 and 29 for a detailed description of share classes, including any related sales charges and fees.
**	The Portfolio commenced operations on 11/19/98.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
BlackRock	$1,000.00	$947.83	$2.87	$1,000.00	$1,022.02	$2.98
Institutional	$1,000.00	$947.59	$3.13	$1,000.00	$1,021.75	$3.25
Service	$1,000.00	$945.81	$4.95	$1,000.00	$1,019.85	$5.15
Investor A	$1,000.00	$945.84	$4.86	$1,000.00	$1,019.94	$5.06
Investor B	$1,000.00	$942.24	$8.50	$1,000.00	$1,016.14	$8.86
Investor B1	$1,000.00	$943.59	$7.17	$1,000.00	$1,017.53	$7.47
Investor C	$1,000.00	$942.26	$8.49	$1,000.00	$1,016.15	$8.85
Investor C1	$1,000.00	$944.58	$7.42	$1,000.00	$1,017.27	$7.73
R	$1,000.00	$944.83	$5.87	$1,000.00	$1,018.89	$6.11

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.59% for BlackRock, 0.64% for Institutional, 1.02% for Service, 1.00% for Investor A, 1.75% for Investor B, 1.48% for Investor B1, 1.75% for Investor C, 1.53% for Investor C1 and 1.21% for R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 29 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	27

About Portfolios’ Performance

•	BlackRock and Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee).

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 4.00% for all Portfolios included in this report, except for Enhanced Income and Low Duration Bond, which incur an initial sales charge of 3.00%. In addition, these shares are subject to a service fee of 0.25% per year (but no distribution fee).

•	Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1.00%. In addition, these shares are subject to a service fee of 0.10% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than seven years reflect this conversion.

•

Investor B1 Shares are subject to a maximum contingent deferred sales charge of 4.00% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year.

•

Investor B2 Shares are subject to a maximum contingent deferred sales charge of 1.00% declining to 0% after three years. In addition, these shares are subject to a distribution fee of 0.30% per year and a service fee of 0.10% per year.

•

Investor C, C1 and C2 Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75%, 0.55% and 0.30% per year, respectively, and a service fee of 0.25%, 0.25% and 0.10% per year, respectively.

•

R Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. R Shares are available only to certain retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. International Bond and High Yield Bond may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The performance information on the previous pages includes information for each class of each Portfolio since the commencement of operations of such Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class adjusted to reflect the class specific fees applicable to each class at the time of the launch of such share class. This information may be considered when assessing a Portfolio’s performance, but does not represent the actual performance of this share class.

Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A and Investor A1 Shares) or the maximum contingent deferred sales charge (in the case of Investor B, Investor B1, Investor B2, Investor C, Investor C1 and Investor C2 Shares), and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were not such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waving its fees after February 1, 2009. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The performance shown in the line graph is that of Institutional Shares and Investor A Shares of the Portfolios, except International Bond. The actual performance of Service, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares is lower than the performance of Institutional Shares because Service, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares is lower than the performance of Investor A Shares because Investor B,

28	SEMI-ANNUAL REPORT	MARCH 31, 2008

About Portfolios’ Performance (concluded)

Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares have higher expenses than Investor A Shares. Purchasers of Investor A and Investor A1 Shares generally pay a front end sales charge, while purchasers of Investor B, Investor B1, Investor B2, Investor C, Investor C1, and Investor C2 Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

The performance shown in the line graph of International Bond is that of Service Shares and Investor A Shares of the Portfolio. The actual performance of Investor B and Investor C Shares is lower than the performance of Service Shares because Investor B and Investor C Shares have higher expenses than Service Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A shares. Purchasers of Investor A Shares generally pay a front end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

Disclosure of Expenses

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Portfolio expenses. These Expense Examples on the previous pages are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples on the previous pages are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008. The information under “Actual” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60) and multiply the result by the cost shown for your share class, in the column entitled “Expenses Paid During the Period”, to estimate the expenses incurred on your account during this period.

The information under “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you incurred for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT	MARCH 31, 2008	29

Schedule of Investments March 31, 2008 (Unaudited)	Enhanced Income Portfolio
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Trust Preferred Stocks — 0.6%
Finance — 0.6%
Goldman Sachs Capital Trust II, Unsecured Notes,
3.85%(a)(b)	$100	$63,000
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(a)(c)	100	88,369

Total Trust Preferred Stocks
(Cost $201,375)		151,369

Mortgage Pass-Throughs — 7.8%
Federal Home Loan Mortgage Corp. ARM,
5.50%, 7/01/34(a)	90	90,573
4.28%, 11/01/34(a)	302	304,752
4.85%, 5/01/35(a)	559	567,427
Federal National Mortgage Assoc.,
7.50%, 9/01/35	211	227,299
Federal National Mortgage Assoc. ARM,
4.85%, 6/01/35(a)	289	293,302
5.34%, 10/01/35(a)	340	340,512
Government National Mortgage Assoc. II ARM,
5.13%, 11/20/29(a)	27	26,873
5.63%, 8/20/31(a)	43	43,468

Total Mortgage Pass-Throughs
(Cost $1,873,237)		1,894,206

Collateralized Mortgage Obligations — 41.7%
Adjustable Rate Mortgage Trust, Series 04-4, Class 5A3,
2.97%, 3/25/35(a)	43	39,646
Banc of America Funding Corp., Series 04-C, Class 4A2,
2.88%, 12/20/34(a)	149	138,880
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.14%, 11/20/36(a)	303	282,903
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
2.95%, 1/25/35(a)	151	138,302
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.97%, 11/25/34(a)	132	110,776
Countrywide Alternative Loan Trust, Series 05-56, Class 1A1,
3.33%, 11/25/35(a)	193	151,846
Countrywide Home Loans, Series 03-37, Class 2A1,
4.24%, 9/25/33(a)	308	289,183
Countrywide Home Loans, Series 04-29, Class 1A1,
2.87%, 2/25/35(a)	78	63,790
Credit Suisse First Boston Mortgage Securities Corp., Series 02-10, Class 2A1,
7.50%, 5/25/32	27	26,386
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.20%, 2/25/33(a)	246	249,023
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(d)	626	135,964
Federal Home Loan Mortgage Corp., Series 2485, Class AE,
5.50%, 8/15/17	414	427,655
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	550	560,282
Federal National Mortgage Assoc., Series 93-188, Class K,
6.00%, 10/25/08	43	43,289
Federal National Mortgage Assoc., Series 02-39, Class FB,
3.33%, 3/18/32(a)	30	29,308
Federal National Mortgage Assoc., Series 04-25, Class PA,
5.50%, 10/25/30	61	62,194
Federal National Mortgage Assoc., Series 04-36, Class BS,
5.50%, 11/25/30	84	85,724
Federal National Mortgage Assoc., Series 05-68, Class PB,
5.75%, 7/25/35	170	176,017
Federal National Mortgage Assoc., Series 05-84, Class XE,
5.75%, 1/25/26(a)	78	78,649
Federal National Mortgage Assoc., Series 06-60, Class LK,
6.50%, 7/25/36	238	242,379
Federal National Mortgage Assoc., Series 377, Class 2 (IO),
5.00%, 10/01/36(d)	623	137,531
First Horizon Mortgage Trust, Series 04-AR2, Class 2A1,
4.58%, 5/25/34(a)	496	483,168
Goldman Sachs Residential Mortgage Loan Trust, Series 04-11, Class 5A1,
6.08%, 9/25/34(a)	164	163,235
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 2A1,
4.92%, 1/25/35(a)	475	450,039
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.75%, 9/25/35(a)	368	346,034
GSAA Home Equity Trust, Series 04-8, Class A3A,
2.97%, 9/25/34(a)	82	71,415

Portfolios Abbreviations

To simplify the listings of Portfolios holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.

ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CHF	Swiss Francs
CMT	Constant Maturity Treasury Rate
CAD	Canadian Dollar
CZK	Czechoslovakian Krone
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungrian Forint
IO	Interest Only
ISK	Iceland Krona
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
PO	Principal Only
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Enhanced Income Portfolio
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Harborview Mortgage Loan Trust, Series 06-4, Class 2AB1,
2.82%, 11/19/36(a)	$297	$201,192
Homebanc Mortgage Trust, Series 05-4, Class A1,
2.87%, 10/25/35(a)	455	357,672
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(a)(e)	355	346,026
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A,
2.85%, 11/25/29(a)(e)	94	88,515
Merrill Lynch Mortgage Investors, Inc., Series 07-1, Class A2A,
2.72%, 4/25/37(a)(e)	154	148,260
Mortgage IT Trust, Series 04-1, Class A1,
2.99%, 11/25/34(a)	220	176,222
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
2.69%, 4/25/36(a)	141	134,415
Sequoia Mortgage Trust, Series 04-1, Class A,
4.11%, 2/20/34(a)	149	139,648
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.90%, 9/25/34(a)	120	109,384
Structured Mortgage Loan Trust, Series 04-3AC, Class A2,
4.92%, 3/25/34(a)	131	120,575
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class A6,
4.83%, 10/25/35(a)	475	429,343
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR5, Class A6,
4.68%, 5/25/35(a)	550	542,878
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR12, Class 1A4,
6.07%, 10/25/36(a)	363	345,582
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY1, Class A1,
2.69%, 2/25/37(a)	306	148,586
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OC1, Class A1,
2.84%, 5/25/37(a)	351	261,135
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1,
4.75%, 4/25/19	292	289,722
Wells Fargo Mortgage Backed Securities Trust, Series 04-V, Class 1A2,
3.83%, 10/25/34(a)	606	609,706
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.65%, 7/25/36(a)	325	310,939
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	451	448,636

Total Collateralized Mortgage Obligations
(Cost $10,911,561)		10,192,054

Commercial Mortgage Backed Securities — 20.4%
Banc of America Commercial Mortgage, Inc., Series 03-1, Class A1,
3.88%, 9/11/36	339	330,573
Bear Stearns Commercial Mortgage Securities, Series 00-WF, Class A1,
7.11%, 10/15/32	42	41,904
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10	294	303,459
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C1, Class A1B,
6.48%, 5/17/40	34	34,362
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	328	340,000
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	115	117,494
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	323	333,539
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class X2 (IO),
0.24%, 5/10/40(c)(d)	4,269	8,039
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	253	253,077
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	395	398,023
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A2,
4.57%, 6/15/29(a)	535	532,199
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO),
1.53%, 7/12/34(c)(d)(e)	1,990	36,216
Nationslink Funding Corp., Series 99, Class 1,
6.32%, 1/20/31	350	350,197
Nationslink Funding Corp., Series 99-2, Class E,
6.32%, 6/20/31(c)	500	494,635
Structured Asset Receivable Trust, Series 04-1,
5.89%, 4/21/11(a)(c)	370	355,490
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(a)	328	328,383
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(c)	365	370,344
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/35	255	248,244
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(c)	15	14,688
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.00%, 5/25/36(c)(d)	2,827	100,704

Total Commercial Mortgage Backed Securities
(Cost $5,100,608)		4,991,570

Asset Backed Securities — 17.7%
Ace Securities Corp., Series 06-HE3, Class A2A,
2.65%, 6/25/36(a)(f)	101	100,038
AEP Texas Central Transition Funding, Series 06-A, Class A2,
4.98%, 7/01/15	250	258,345

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	31

Enhanced Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Asset Backed Securities (Continued)
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
2.87%, 11/25/35(a)	$175	$131,089
Bear Stearns, Inc., Series 05-HE12, Class 1A1,
2.70%, 12/25/35(a)	32	31,392
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
2.69%, 1/25/30(a)	5	5,463
Bear Stearns, Inc., Series 06-HE3, Class A1,
2.68%, 4/25/36(a)	50	49,377
Bear Stearns, Inc., Series 07-HE1, Class 1A1,
2.72%, 2/25/37(a)	111	107,880
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(c)	14	14,079
Countrywide Certificates, Series 07-5, Class 2A1,
2.70%, 4/25/29(a)	319	297,947
Countrywide Certificates, Series 07-6, Class 2A1,
2.70%, 9/25/37(a)	262	245,212
Deutsche ALT-A Securities, Inc., Series 06-AF1, Class A1,
2.68%, 4/25/36(a)	85	83,695
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A,
2.68%, 2/25/36(a)	27	26,437
Ford Credit Auto Owner Trust, Series 06-C, Class A2A,
5.29%, 12/15/09	190	191,778
Ford Credit Auto Owner Trust, Series 06-C, Class A2B,
3.14%, 12/15/09(a)	190	190,189
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	345	346,242
Green Tree Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	107	104,526
GSAA Home Equity Trust, Series 06-2N, Class N,
6.00%, 12/25/35(c)	17	41
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.77%, 11/19/36(a)	371	282,579
MBNA Credit Card Master Notes Trust, Series 05-A5, Class A5,
2.82%, 7/15/08(a)	235	234,880
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1,
4.50%, 3/25/36(c)(e)	89	15,031
Morgan Stanley Capital I, Inc., Series 07-HE1, Class A2A,
2.65%, 11/25/36(a)	258	246,109
Morgan Stanley Capital I, Inc., Series 07-NC2, Class A2A,
2.71%, 2/25/37(a)	328	314,375
Novastar Home Equity Loan, Series 06-2, Class A2A,
2.65%, 6/25/36(a)	8	7,944
Option One Mortgage Loan Trust, Series 01-4, Class A,
3.20%, 1/25/32(a)	9	7,853
Permanent Financing Plc, Series 3, Class 3A,
3.17%, 9/10/33(a)	235	234,652
Permanent Financing Plc, Series 5, Class 3A,
3.15%, 6/10/34(a)	310	305,826
Permanent Master Issuer Plc, Series 07-1, Class 2A1,
4.31%, 1/15/16(a)	210	207,358
Soundview Home Equity Loan Trust, Series 07-NS1, Class A1,
2.72%, 1/25/37(a)	212	201,290
Structured Asset Investment Loan Trust, Series 06-2, Class A1,
2.66%, 4/25/36(a)	29	29,318
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2,
2.67%, 3/25/36(a)	15	14,901
Structured Asset Securities Corp., Series 06-BC1, Class A3,
2.66%, 3/25/36(a)	43	42,865
USAA Auto Owner Trust, Series 05-1, Class A3,
3.90%, 7/15/09	4	3,641

Total Asset Backed Securities
(Cost $4,602,766)		4,332,352

Corporate Bonds — 3.9%
Entertainment & Leisure — 0.6%
Time Warner Cable, Inc., Unsecured Notes,
5.40%, 7/02/12	150	147,380

Finance — 1.9%
Lehman Brothers Holdings, Inc., Unsecured Notes,
3.23%, 5/25/10(a)	120	107,351
Morgan Stanley, Senior Notes,
5.63%, 1/09/12	350	352,617

		459,968

Real Estate — 0.6%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
8.25%, 7/15/08	140	141,411

Yankee — 0.8%
Telecommunications — 0.8%
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(g)	75	77,231
Vodafone Group Plc (United Kingdom), Unsecured Notes,
3.37%, 2/27/12(a)(g)	125	113,185

		190,416

Total Corporate Bonds
(Cost $966,546)		939,175

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Enhanced Income Portfolio
	(Percentages shown are based on Net Assets	)

	Par/Shares (000)	Value
Short Term Investments — 7.2%
Falcon Asset Securitization Corp.,
3.15%, 4/29/08(h)	$700	$698,108
Galileo Money Market Fund, 2.56%(i)	469	468,591
Old Line Funding Corp.,
3.18%, 4/18/08(h)	600	599,099

Total Short Term Investments
(Cost $1,765,975)		1,765,798

Total Investments in Securities — 99.3%
(Cost $25,422,068*)		$24,266,524
Other Assets in Excess of Liabilities — 0.7%		165,669

Net Assets — 100.0%		$24,432,193

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$25,423,575

Gross unrealized appreciation	$110,758
Gross unrealized depreciation	(1,267,809)

Net unrealized depreciation	$(1,157,051)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	The rate shown is the effective yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2	—	$12,684	—	$8,082
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A	—	$10,343	—	$2,679
Merrill Lynch Mortgage Investors, Inc., Series 07-1, Class A2A	$157,434	$10,478	—	$1,727
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO)	—	$—	—	$3,296
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1	—	$—	—	$2,067
(f)	All or a portion of security, with a market value of $33,856 has been pledged as collateral in connection with open financial futures contracts.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	The rate shown is the effective yield at the time of purchase.
(i)	Represents current yield as of report date.

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased	Settlement Date	Unrealized Appreciation
JPY 98,559,231	04/11/08	$82,629

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $906,825)		$82,629

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	33

Schedule of Investments (concluded)	Enhanced Income Portfolio
	(Percentages shown are based on Net Assets	)

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold	Settlement Date	Unrealized Depreciation
JPY 98,995,000	04/23/08	$(62,054)

Total Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $932,543)		$(62,054)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
49	U.S. Treasury Notes (2 Year)	June 2008	$10,518,156	$1,384
20	Euro-Bobl	June 2008	$3,497,568	(38,609)

Total Net Unrealized Depreciation				$(37,225)

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
59	U.S. Treasury Notes (5 Year)	June 2008	$6,739,828	$(34,408)

Total Unrealized Depreciation				$(34,408)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation
Receive a fixed rate of 4.42% and pay a floating rate based on 3-month STIBOR Broker, Barclays Bank Expires, August 2009	$15,915,000	$45,805

Total		$45,805

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments March 31, 2008 (Unaudited)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks — 0.7%
Finance — 0.7%
Goldman Sachs Capital Trust II, Unsecured Notes,
3.85%(a)(b)(c)	$5,305	$3,342,150
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(b)(d)	1,810	1,599,470
ZFS Finance (USA) Trust IV, Unsecured Notes,
5.88%, 5/09/32(b)(d)	3,345	3,163,734

		8,105,354

Yankee — 0.0%
Finance — 0.0%
Credit Suisse (Guernsey), Unsecured Notes,
3.76%(b)(c)(e)	420	340,200

Total Trust Preferred Stocks
(Cost $10,886,470)		8,445,554

U.S. Government & Agency Obligation — 0.0%
Small Business Administration Participation Certificates, Series 97, Class A,
3.85%, 8/15/22(b)(d)
(Cost $323,274)	329	289,021

Mortgage Pass-Throughs — 18.4%
Federal Home Loan Mortgage Corp. ARM,
7.66%, 5/01/15(b)	162	162,260
6.88%, 1/01/16(b)	45	46,511
6.62%, 1/01/19(b)	369	376,726
7.20%, 9/01/19(b)	368	377,764
6.47%, 3/01/20(b)	302	305,985
7.06%, 6/01/20(b)	1,849	1,911,691
7.04%, 10/01/23(b)	284	288,054
6.77%, 8/01/31(b)	205	208,926
7.14%, 8/01/32(b)	716	720,470
5.30%, 7/01/34(b)	1,046	1,070,948
5.50%, 7/01/34(b)	513	517,429
4.28%, 11/01/34(b)	10,823	10,937,063
4.64%, 4/01/35(b)	5,707	5,716,298
5.03%, 12/01/35(b)	19,292	19,596,919
Federal Home Loan Mortgage Corp. Gold,
4.00%, 9/01/08	2,649	2,649,422
4.50%, 4/01/10	2,965	2,987,744
7.00%, 11/01/15-12/01/16	838	879,895
6.50%, 6/01/16-9/01/30(a)(f)	4,494	4,706,271
6.00%, 11/01/33	1,725	1,779,022
Federal National Mortgage Assoc.,
6.50%, 11/01/08-10/01/37	43,756	45,362,198
5.50%, 2/01/09-7/01/37	21,777	22,331,361
6.00%, 2/01/09-2/01/17	708	729,181
7.00%, 3/01/15-7/01/32	3,451	3,638,261
7.50%, 4/01/15-9/01/35	7,634	8,188,061
5.00%, 2/01/17-4/01/21(a)	4,725	4,792,175
4.00%, 7/01/19	6,275	6,144,227
8.00%, 11/01/30-5/01/32	810	877,423
Federal National Mortgage Assoc. 1Year CMT,
7.22%, 12/01/30(b)	298	302,243
6.75%, 12/01/31(b)	615	630,577
5.46%, 8/01/32(b)	941	965,423
5.52%, 1/01/33(b)	2,066	2,146,266
Federal National Mortgage Assoc. ARM,
6.46%, 12/01/18(b)	590	598,603
6.00%, 12/01/21(b)	280	284,323
6.31%, 12/01/21(b)	179	182,794
7.22%, 9/01/32(b)	646	656,940
6.74%, 7/01/33(b)	930	937,104
4.05%, 10/01/33(b)	752	749,294
4.28%, 1/01/34(b)	508	507,024
4.00%, 4/01/34(b)	4,385	4,421,726
3.91%, 5/01/34(b)	13,663	13,869,666
4.54%, 2/01/35(b)	18,395	18,928,453
4.85%, 6/01/35(b)	9,747	9,888,222
5.27%, 9/01/35(b)	1,202	1,223,041
5.09%, 11/01/35(b)	2,566	2,608,514
5.15%, 11/01/35(b)	1,598	1,622,755
6.20%, 4/01/40(b)	1,424	1,459,240
Government National Mortgage Assoc. I,
6.00%, 12/15/08-2/15/11	106	106,544
6.50%, 6/15/09	38	37,691
Government National Mortgage Assoc. II ARM,
4.75%, 5/20/34(b)	7,744	7,760,909
3.75%, 6/20/34(b)	11,545	11,568,518

Total Mortgage Pass-Throughs
(Cost $224,710,981)		228,758,155

Collateralized Mortgage Obligations — 36.1%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.79%, 12/25/46(b)	16,849	12,615,311
American Home Mortgage Investment Trust, Series 06-3, Class 11A1,
2.78%, 12/25/46(b)	14,819	11,276,366
Banc of America Funding Corp., Series 06-7, Class 1A1,
3.59%, 9/25/36(b)	10,259	8,647,108
Banc of America Funding Corp., Series 06-I, Class 1A1,
4.59%, 12/20/36(b)	10,740	10,353,885
Banc of America Mortgage Securities, Inc., Series 03-J, Class 2A1,
4.09%, 11/25/33(b)	3,563	3,591,716
Banc of America Mortgage Securities, Inc., Series 05-D, Class 2A7,
4.78%, 5/01/35(b)	8,311	8,263,621
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.14%, 11/20/36(b)	11,373	10,609,404
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
2.95%, 1/25/35(b)	3,079	2,824,269
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.97%, 11/25/34(b)	4,367	3,657,159
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.45%, 10/25/34(b)	4,785	4,638,098
Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 1A5A,
5.81%, 7/01/36(b)	13,547	12,852,250
Citigroup Mortgage Loan Trust, Inc., Series 07-AHL3, Class A3A,
2.66%, 5/25/37(b)	14,484	13,796,221
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.71%, 3/25/37(b)	10,063	9,521,819
Countrywide Alternative Loan Trust, Series 05-56, Class 1A1,
3.33%, 11/25/35(b)	11,431	8,989,788
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	35

Schedule of Investments (continued)	Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Alternative Loan Trust, Series 05-CB, Class 2A3,
5.50%, 7/25/35	$9,185	$8,873,309
Countrywide Home Loans, Series 03-37, Class 2A1,
4.24%, 9/25/33(b)	7,562	7,101,055
Countrywide Home Loans, Series 04-29, Class 1A1,
2.87%, 2/25/35(b)	1,544	1,264,006
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.20%, 2/25/33(b)	10,973	11,111,156
Federal Home Loan Mortgage Corp. Strip Notes, Series 19, Class F,
5.69%, 6/01/28(b)	1,116	1,117,765
Federal Home Loan Mortgage Corp., Series 1165, Class LD,
7.00%, 11/15/21	1,109	1,180,999
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(g)	8,752	1,876,903
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(g)	18,736	4,070,432
Federal Home Loan Mortgage Corp., Series 2391, Class QG,
5.50%, 12/15/16	7,267	7,550,074
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	12,722	12,967,498
Federal Home Loan Mortgage Corp., Series 3242, Class FA,
3.22%, 11/15/36(b)	10,544	10,001,677
Federal Home Loan Mortgage Corp., Series 3303, Class SG (IO),
3.28%, 4/15/37(g)	34,687	2,557,856
Federal Home Loan Mortgage Corp., Series 3348, Class QA,
6.00%, 6/15/28	11,050	11,471,404
Federal National Mortgage Assoc., Series 93-188, Class K,
6.00%, 10/25/08	1,144	1,148,431
Federal National Mortgage Assoc., Series 97-20, Class FB,
5.24%, 3/25/27(b)	1,533	1,513,012
Federal National Mortgage Assoc., Series 01-60, Class JZ,
6.00%, 3/25/31	53	52,684
Federal National Mortgage Assoc., Series 02-57, Class ND,
5.50%, 9/25/17	5,740	5,955,907
Federal National Mortgage Assoc., Series 03-17, Class QR,
4.50%, 11/25/25	3,182	3,185,486
Federal National Mortgage Assoc., Series 06, Class WA,
6.00%, 5/25/28	6,849	7,019,077
Federal National Mortgage Assoc., Series 07-32, Class SG (IO),
3.50%, 4/25/37(g)	54,963	3,787,857
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 11/01/34(g)	7,440	1,609,942
Federal National Mortgage Assoc., Series 377, Class 2 (IO),
5.00%, 10/01/36(g)	5,693	1,257,429
First Horizon Mortgage Pass-Through Trust, Series 04-AR7, Class 1A1,
6.43%, 2/25/35(b)	1,105	1,066,092
First Horizon Mortgage Trust, Series 04-AR2, Class 2A1,
4.58%, 5/25/34(b)	2,236	2,179,624
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 03-J10, Class A1,
4.75%, 1/25/19	13,905	13,569,821
Goldman Sachs Mortgage Securities Corp. II, Series 00-1, Class A,
2.89%, 6/20/24(b)(d)	426	425,131
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
5.67%, 8/25/34(b)	6,923	6,976,114
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 1A1,
6.31%, 1/25/35(b)	3,327	3,309,542
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.75%, 9/25/35(b)	11,052	10,403,923
Goldman Sachs Residential Mortgage Loan Trust, Series 07-AR1, Class 2A1,
6.02%, 3/25/37(b)	10,594	10,076,097
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
3.89%, 8/25/34(b)	11,312	11,312,569
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.75%, 7/25/35(b)	12,631	12,729,574
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(b)	11,689	11,495,307
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A,
3.20%, 3/15/25(b)(h)	718	578,877
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(b)(h)	8,812	8,585,036
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3,
4.44%, 6/25/35(b)(h)	9,400	8,755,149
Mortgage IT Trust, Series 04-1, Class A1,
2.99%, 11/25/34(b)	7,125	5,710,065
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
2.69%, 4/25/36(b)	3,342	3,196,091
Residential Asset Securitization Trust, Series 05-A5, Class A12,
2.90%, 5/25/35(b)	5,798	5,345,593
Structured Asset Receivables Trust, Series 03-1,
5.96%, 1/21/10(b)(d)(i)	8,403	8,276,979
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.90%, 9/25/34(b)	1,638	1,495,149
Structured Mortgage Loan Trust, Series 04-3AC, Class A2,
4.92%, 3/25/34(b)	8,019	7,377,685
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class A6,
4.83%, 10/25/35(b)	11,500	10,394,618
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR12, Class 1A4,
6.07%, 10/25/36(b)	10,507	10,004,779
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(b)	13,309	12,562,069

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Washington Mutual Mortgage Securities Corp., Series 02-AR1, Class IA1,
7.31%, 11/25/30(b)	$460	$459,219
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1,
4.75%, 4/25/19	14,538	14,437,822
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.65%, 7/25/36(b)	15,131	14,497,533
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR8, Class 2A1,
5.24%, 4/01/36(b)	12,537	12,340,429
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	13,520	13,440,375

Total Collateralized Mortgage Obligations
(Cost $456,651,012)		449,312,236

Commercial Mortgage Backed Securities — 15.4%
Capco America Securitization Corp., Series 98-D7, Class A1B,
6.26%, 10/15/30	1,407	1,409,398
Capco America Securitization Corp., Series 98-D7, Class PS1 (IO),
1.58%, 5/15/09(d)(g)	25,856	118,067
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	7,545	7,720,640
Citigroup Commercial Mortgage Trust, Series 05-EMG, Class A1,
4.15%, 9/20/51(d)	938	931,612
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.70%, 6/10/17(b)	14,000	13,891,592
Commercial Capital Access One, Inc., Series 3A, Class A2,
6.62%, 11/15/28(d)	4,037	4,210,955
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10	7,823	8,068,428
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2,
6.30%, 11/11/30	4,865	4,882,789
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK1, Class A3,
6.38%, 12/18/10	4,557	4,679,070
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	7,849	8,132,422
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22(h)	5	4,944
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	1,537	1,519,898
Federal National Mortgage Assoc., Series 06-M2, Class A1A,
4.86%, 7/01/16(b)	6,505	6,774,753
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.65%, 4/15/09	12,535	12,638,454
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	6,529	6,665,378
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	6,735	6,726,323
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO),
0.99%, 1/10/40(d)(g)	154,809	2,271,404
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A2,
4.26%, 4/16/19(b)	165	162,471
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	6,685	6,635,130
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2,
6.78%, 4/15/09	12,016	12,141,484
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C3, Class A2,
7.95%, 5/15/25	12,337	12,842,509
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	12,650	12,746,813
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C3, Class XCP (IO),
0.99%, 2/15/37(d)(g)	23,343	498,129
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C5, Class XCP (IO),
5.37%, 4/15/37(d)(g)	97,754	1,204,961
Mortgage Capital Funding, Inc., Series 98-MC1, Class X (IO),
7.23%, 3/18/30(g)	1,340	54
Nationslink Funding Corp., Series 99, Class 1,
6.32%, 1/20/31	8,562	8,577,976
PNC Mortgage Acceptance Corp., Series 00-C2, Class A2,
7.30%, 9/12/10	12,984	13,423,058
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(b)	10,406	10,414,423
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(d)	8,510	8,634,598
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/35	5,707	5,566,586
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(b)	6,025	6,083,265
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(d)	394	392,277
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.00%, 5/25/36(d)(g)	67,688	2,411,196

Total Commercial Mortgage Backed Securities
(Cost $195,597,991)		192,381,057

Asset Backed Securities — 22.7%
Ace Securties Corp., Series 05-HE6, Class A2B,
2.80%, 10/25/35(b)	896	890,956
AEP Texas Central Transition Funding, Series 06-A, Class A2,
4.98%, 7/01/15	11,450	11,832,198

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	37

Schedule of Investments (continued)	Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities (Continued)
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
2.87%, 11/25/35(b)	$4,878	$3,661,118
Amresco Independence Funding, Inc., Series 99-1, Class A,
6.50%, 6/15/20(b)(d)	2,822	2,427,149
Asset Backed Securities Corp. Home Equity Trust, Series 06-HE7, Class A2,
2.65%, 11/25/36(b)	12,561	12,086,763
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
2.69%, 1/25/30(b)	133	132,381
Business Loan Express, Inc., Series 98-1, Class A,
5.00%, 1/15/25(b)(d)	825	720,616
Capital Auto Receivables Asset Trust, Series 05-1, Class A4,
4.05%, 7/15/09	809	809,206
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(d)	374	374,270
Capital Auto Receivables Asset Trust, Series 07-4A, Class A3A,
4.67%, 11/15/11	12,780	13,063,621
Centerpoint Energy Transition Co. II LLC, Series 05-A, Class A2,
4.97%, 8/01/14	11,325	11,734,965
Countrywide Certificates, Series 07-12, Class 2A1,
3.49%, 5/25/09(b)	7,051	6,749,514
DaimlerChrysler Auto Trust, Series 06, Class A3,
5.33%, 8/08/10	6,621	6,687,490
Deutsche ALT-A Securities, Inc., Series 06-AF1, Class A1,
2.68%, 4/25/36(b)	2,101	2,067,750
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.80%, 2/25/47(b)	13,547	10,310,750
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A,
2.68%, 2/25/36(b)	595	577,560
Ford Credit Auto Owner Trust, Series 05, Class A4,
4.36%, 6/15/10	15,825	15,931,812
Ford Credit Auto Owner Trust, Series 06, Class A4,
5.07%, 12/15/10	12,375	12,588,606
Ford Credit Auto Owner Trust, Series 06-B, Class A3,
5.26%, 10/15/10	12,575	12,712,413
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	13,965	14,015,268
Green Tree Financial Corp., Series 93-4, Class A5,
7.05%, 1/15/19	996	964,300
Green Tree Financial Corp., Series 95-5, Class M1,
7.65%, 9/15/26	558	558,644
Green Tree Financial Corp., Series 96-8, Class A6,
7.60%, 10/15/27	2,365	2,353,618
Green Tree Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	3,299	3,233,445
GSAA Home Equity Trust, Series 04-11, Class 2A2,
3.46%, 12/25/34(b)	3,732	3,451,288
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
2.87%, 11/19/35(b)	8,714	6,888,048
Harborview Mortgage Loan Trust, Series 06- 12,Class 2A2B,
2.81%, 1/19/38(b)	7,837	4,960,071
Heller Financial Commercial Mortgage Asset Corp., Series 98-1, Class A,
3.62%, 7/15/24(b)(d)	1,685	1,347,783
Home Equity Asset Trust, Series 07-1, Class 2A1,
2.66%, 5/25/37(b)	7,203	6,692,078
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.71%, 7/25/37(b)	2,883	2,723,300
Honda Auto Receivables Owner Trust, Series 05-4, Class A3,
4.46%, 5/21/09	1,379	1,381,393
JPMorgan Mortgage Acquisition Corp., Series 07-CH5, Class A2,
2.65%, 11/25/29(b)	12,995	12,243,585
Morgan Stanley Capital I, Inc., Series 07-HE1, Class A2A,
2.65%, 11/25/36(b)	10,437	9,963,064
Morgan Stanley Capital I, Inc., Series 07-HE2, Class A2,
2.64%, 1/25/37(b)	6,555	6,123,015
Morgan Stanley Capital I, Inc., Series 07-HE6, Class A1,
2.66%, 5/25/37(b)	9,895	9,173,400
Nissan Auto Receivables Owner Trust, Series 05-B, Class A3,
3.99%, 7/15/09	2,662	2,668,006
PECO Energy Transaction Trust, Series 00-A, Class A4,
7.65%, 9/01/09	7,000	7,386,914
Permanent Financing Plc, Series 5, Class 3A,
3.15%, 6/10/34(b)	13,675	13,490,893
Permanent Master Issuer Plc, Series 07-1, Class 2A1,
4.31%, 1/15/16(b)	8,540	8,432,567
PMC Capital LP, Series 98-1, Class A,
5.00%, 4/01/21(b)(d)	2,305	2,120,998
Securitized Asset Backed Receivables LLC Trust, Series 06-FR3, Class A1,
2.65%, 5/25/36(b)	1,784	1,743,042
Securitized Asset Backed Receivables LLC Trust, Series 07-NC2, Class A2A,
2.64%, 1/25/37(b)	6,401	5,923,298
Soundview Home Equity Loan Trust, Series 07-OPT3, Class 2A1,
2.66%, 8/25/37(b)	6,966	6,544,723
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2,
2.67%, 3/25/36(b)	327	325,343
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A2,
5.17%, 7/25/22(b)	9,550	9,430,070
SWB Loan-Backed Certificates, Series 98-1, Class AV,
5.00%, 9/15/24(b)(d)	2,387	2,009,690
USAA Auto Owner Trust, Series 05-1, Class A3,
3.90%, 7/15/09	97	96,900
USAA Auto Owner Trust, Series 05-2, Class A3,
4.00%, 12/15/09	3,318	3,324,976
Wells Fargo Home Equity Trust, Series 07-2, Class A1,
2.69%, 4/25/37(b)	9,118	8,502,638

Total Asset Backed Securities
(Cost $292,288,875)		283,431,496

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Collateralized Debt Obligation — 0.0%
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
5.25%, 1/15/24(b)(d)
(Cost $491,854)	$495		$489,916

Corporate Bonds — 3.2%
Finance — 1.5%
Household Finance Corp., Unsecured Notes,
4.13%, 12/15/08(a)	4,375		4,369,697
Lehman Brothers Holdings, Inc., Unsecured Notes,
3.23%, 5/25/10(a)(b)	2,560		2,290,166
Morgan Stanley, Senior Notes,
5.63%, 1/09/12	9,104		9,172,071
Student Loan Marketing Corp., Unsecured Notes,
4.00%, 1/15/09	3,666		3,300,958

			19,132,892

Food & Agriculture — 0.2%
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 8/11/10(b)	1,795		1,862,307

Oil & Gas — 0.3%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.20%, 9/15/09(b)(f)	4,175		4,095,984

Real Estate — 0.3%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
8.25%, 7/15/08	3,945		3,984,762

Retail Merchandising — 0.1%
Federated Department Stores, Inc., Senior Unsecured Notes,
6.63%, 9/01/08	800		803,715

Yankee — 0.8%
Oil & Gas — 0.3%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
4.64%, 4/09/09(b)(e)	3,040		3,031,725

Telecommunications — 0.5%
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	2,325		2,494,118
Vodafone Group Plc (United Kingdom), Unsecured Notes,
3.37%, 2/27/12(b)(e)	4,535		4,106,343

			6,600,461

Total Corporate Bonds
(Cost $40,532,347)			39,511,846

Foreign Bonds — 0.3%
Canada — 0.3%
Province of Manitoba, Senior Unsecured Notes (NZD),
6.38%, 9/01/15	1,300		954,350
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	4,540		3,299,049

Total Foreign Bonds
(Cost $4,115,713)			4,253,399

Taxable Municipal Bonds — 0.3%
Port Authority of New York & New Jersey Revenue Bonds, Series 07-C,
5.90%, 7/15/27(b)
(Cost $3,225,000)	3,225		3,225,000

	Par/Shares (000)
Short Term Investments — 2.7%
Galileo Money Market Fund, 2.56%(j)	30,496		30,495,530
Thames Asset Global Securitization Corp.,
3.15%, 4/08/08(k)	2,762		2,760,308

Total Short Term Investments
(Cost $33,255,838)			33,255,838

	Contracts
Call Options Purchased — 0.6%
Interest Rate Swaps, Credit Suisse First National Bank, Strike Rate 5.36%, Expires 2/22/11	6,150	(l)	4,362,734
Deutsche Bank, Strike Rate 5.560%, Expires 11/21/12	2,826	(l)	1,972,974
Goldman Sachs & Co., Strike Rate 5.150%, Expires 11/26/10	2,440	(l)	1,548,542

Total Call Options Purchased
(Cost $5,985,456)			7,884,250

Put Options Purchased — 0.4%
Interest Rate Swaps, Credit Suisse First National Bank, Strike Rate 5.36%, Expires 2/22/11	6,150	(l)	2,428,590
Deutsche Bank, Strike Rate 5.560%, Expires 11/21/12	2,826	(l)	1,277,996
Goldman Sachs & Co., Strike Rate 5.150%, Expires 11/26/10	2,440	(l)	1,065,209

Total Put Options Purchased
(Cost $5,985,456)			4,771,795

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 100.8%
(Cost $1,274,050,267*)			1,256,009,563

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	39

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Mortgage Pass-Through TBA Sale Commitments — (3.7)%
Federal National Mortgage Assoc. 30 Year,
5.50%, 4/01/38	$(553)		$(557,929)
6.50%, 4/01/38	(43,700)		(45,243,047)

Total Mortgage Pass-Through TBA Sale Commitments
(Proceeds $45,809,989)			(45,800,976)

	Contracts
Call Option Written — (0.1)%
Interest Rate Swaps,
Deutsche Bank, Strike Rate 4.960%, Expires 5/12/08
(Premiums received $245,813)	(2,070	)(l)	(1,480,679)

Put Option Written — 0.0%
Interest Rate Swaps,
Deutsche Bank, Strike Rate 5.460%, Expires 5/12/08
(Premiums received $245,813)	(2,070	)(l)	(2,476)

Total Options Written — (0.1)%
(Premiums received $491,626)			(1,483,155)

Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 97.0%
(Cost $1,227,748,652)			1,208,725,432
Other Assets in Excess of Liabilities — 3.0%			37,640,536

Net Assets — 100.0%			$1,246,365,968

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,274,098,534

Gross unrealized appreciation	$15,453,290
Gross unrealized depreciation	(33,542,261)

Net unrealized depreciation	$(18,088,971)

(a)	Security, or a portion thereof, with a market value of $5,890,770, has been pledged as collateral for swap and interest rate swap contracts.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	All or a portion of security, with a market value of $2,405,465 has been pledged as collateral in connection with open financial futures contracts.
(g)	The rate shown is the effective yield as of report date.
(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	$—	$112	$—	$58
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A	—	$156,195	—	$19,666
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2	—	$314,694	—	$200,517
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3	$9,161,094	$—	—	$85,791
(i)	Illiquid security.
(j)	Represents current yield as of report date.
(k)	The rate shown is the effective yield at the time of purchase.
(l)	One contract represents a notional amount of $10,000.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation
JPY	1,487,761,528	04/11/08	$1,247,306

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $19,813,969)			$1,247,306

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Depreciation
JPY	1,454,409,000	04/23/08	$(911,688)
EUR	1,496,498	04/23/08	(166,871)
NZD	5,181,000	04/23/08	(137,295)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $19,655,439)			$(1,215,854)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
4,225	U.S. Treasury	June 2008
	Notes (2 Year)		$906,922,656	$1,240,418
4	U.S. Treasury	June 2008
	Bonds (20 Year)		$475,188	840
545	Euro-Bobl	June 2008	$95,308,732	(1,051,290)
208	Euro-Bund	June 2008	$38,218,406	(289,493)
7	Euro Dollar Futures	June 2010	$1,692,688	5,096
7	Euro Dollar Futures	September 2010	$1,689,013	5,096
7	Euro Dollar Futures	December 2010	$1,685,338	4,921

Total Net Unrealized Depreciation				$(84,412)

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
301	U.S. Treasury	June 2008
	Notes (5 Year)		$34,384,547	$(106,288)
1,104	U.S. Treasury	June 2008
	Notes (10 Year)		$131,324,250	(2,170,719)
70	Euro Dollar Futures	June 2008	$17,102,750	(475,132)
70	Euro Dollar Futures	September 2008	$17,133,375	(500,135)
70	Euro Dollar Futures	December 2008	$17,122,000	(489,080)
74	Euro Dollar Futures	March 2009	$18,095,775	(511,317)
52	Euro Dollar Futures	September 2009	$12,665,250	(320,099)
52	Euro Dollar Futures	December 2009	$12,628,850	(289,049)
52	Euro Dollar Futures	June 2009	$12,691,900	(341,799)
56	Euro Dollar Futures	March 2010	$13,572,300	(284,337)

Total Net Unrealized Depreciation				$(5,487,955)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.42% and pay a floating rate based on 3-month STIBOR
Broker, Barclays Bank Expires, August 2009	$452,660,000	$1,302,961
Pay a fixed rate of 5.03% and receive a floating rate based on 3-month USD LIBOR Broker,
Barclays Bank Expires, August 2011	73,300,000	(6,921,645)
Receive a fixed rate of 7.12% and pay a floating rate based on 6-month AUD rate Broker,
Deutsche Bank Expires, October 2012	38,420,000	(186,829)

Total		$(5,805,513)

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	41

Schedule of Investments March 31, 2008 (Unaudited)	Intermediate Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations — 29.5%
Federal Home Loan Bank, Unsecured Bonds,
3.01%, 4/02/08(a)	$10,000	$10,000,160
3.25%, 7/30/08(a)	17,955	17,966,186
3.35%, 1/23/09	2,000	2,006,406
Federal Home Loan Mortgage Corp., Unsecured Notes,
3.50%, 5/19/08-5/21/08	17,305	17,329,955
3.06%, 7/15/08	3,155	3,160,742
Housing & Urban Development, Section 108 Government Guaranteed Participation Certificates, Series 03-A,
4.44%, 8/01/11	2,099	2,210,268
U.S. Treasury Bonds,
5.00%, 5/15/37	1,500	1,678,008
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/27	1,550	1,770,629
U.S. Treasury Notes,
2.00%, 2/28/10(b)	86,815	87,418,625
1.75%, 3/31/10	2,000	2,004,844
3.50%, 2/15/18	6,700	6,738,733

Total U.S. Government & Agency Obligations
(Cost $151,498,490)		152,284,556

Mortgage Pass-Throughs — 46.3%
Federal Home Loan Mortgage Corp. ARM,
3.72%, 7/01/34(c)	1,573	1,586,915
5.50%, 7/01/34(c)	500	504,620
5.02%, 8/01/34(a)(c)	4,215	4,264,696
4.39%, 11/01/34(c)	2,016	2,060,144
4.36%, 3/01/35(c)	6,344	6,396,785
4.78%, 3/01/35(c)	6,676	6,757,440
4.75%, 4/01/35(c)	7,995	8,121,049
4.77%, 9/01/35(c)	8,419	8,525,180
5.54%, 4/01/36(c)	3,256	3,285,228
6.01%, 10/01/36(c)	3,261	3,327,760
Federal Home Loan Mortgage Corp. Gold,
9.00%, 12/01/09	54	54,610
5.00%, 10/01/20-3/01/21(a)	24,643	24,943,340
6.00%, 12/01/36	8,984	9,223,453
Federal National Mortgage Assoc.,
8.00%, 4/01/08-6/01/08(d)	—	98
6.50%, 5/01/08-12/01/29	6,603	6,927,778
8.50%, 2/01/09-8/01/09	37	36,991
9.00%, 5/01/09-4/01/16	81	82,318
5.01%, 1/25/12	10,994	11,283,521
6.00%, 4/01/16-10/01/36	11,405	11,696,160
7.00%, 1/01/17-4/01/32	888	935,899
5.00%, 6/01/18-7/01/35	9,646	9,581,883
5.50%, 1/01/24-9/01/36(a)	18,848	19,091,279
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 4/01/38	1,800	1,816,884
6.00%, 4/01/38	300	307,218
6.50%, 4/01/38-5/01/38	26,000	26,893,750
Federal National Mortgage Assoc. ARM,
4.78%, 3/01/33(c)	2,803	2,836,086
4.28%, 5/01/33(c)	1,976	2,048,398
4.03%, 9/01/33(c)	1,757	1,791,483
7.17%, 10/01/33(c)	826	844,333
4.00%, 4/01/34(c)	1,673	1,687,093
3.89%, 5/01/34(c)	1,450	1,473,387
4.37%, 6/01/34(c)	4,429	4,466,135
3.76%, 7/01/34(c)	1,840	1,875,599
4.48%, 7/01/34(c)	4,910	4,950,255
4.83%, 8/01/34(c)	1,992	1,976,825
4.63%, 2/01/35(c)	8,528	8,584,368
4.59%, 3/01/35(c)	4,540	4,657,221
4.70%, 7/01/35(c)	4,531	4,595,645
4.95%, 7/01/35(c)	10,224	10,406,781
5.01%, 7/01/35(c)	2,878	2,923,449
Government National Mortgage Assoc. I,
6.00%, 2/15/11	71	71,636
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 4/01/38	3,400	3,464,804
Government National Mortgage Assoc. II ARM,
3.75%, 6/20/34(c)	1,871	1,874,896
4.50%, 7/20/34-2/20/35(c)	5,500	5,509,584
5.00%, 5/20/35(c)	5,121	5,145,007

Total Mortgage Pass-Throughs
(Cost $234,670,207)		238,887,984

Collateralized Mortgage Obligations — 17.2%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.79%, 12/25/46(c)	539	403,639
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.97%, 11/25/34(c)	659	551,574
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(c)	5,328	4,772,560
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.71%, 3/25/37(c)	1,199	1,134,084
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
5.20%, 8/25/46(c)	538	409,032
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.73%, 3/20/47(c)	1,486	1,127,869
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.80%, 4/25/46(c)	618	463,752
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	894	812,871
Deutsche Mortgage Securities, Inc., Series 04-4, Class 3AR1,
5.58%, 6/25/34(c)	312	315,282
Federal Home Loan Mortgage Corp., Series 06-3110, Class HA,
5.50%, 1/15/27	3,896	3,987,283
Federal Home Loan Mortgage Corp., Series 2668, Class AD,
4.00%, 1/15/15	1,530	1,539,031
Federal Home Loan Mortgage Corp., Series 2718, Class MR,
4.00%, 8/15/13	628	629,066
Federal Home Loan Mortgage Corp., Series 2931, Class DE,
4.00%, 2/15/20	10,000	9,658,502
Federal Home Loan Mortgage Corp., Series 3143, Class NA,
5.50%, 7/15/26	3,631	3,714,739

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	$3,500	$3,596,516
Federal Home Loan Mortgage Corp., Series 3295, Class FA,
3.22%, 3/15/37(c)	2,387	2,285,084
Federal Home Loan Mortgage Corp., Series 3339, Class JF,
3.23%, 7/15/37(c)	2,752	2,621,804
Federal Home Loan Mortgage Corp., Series 3342, Class FK,
3.25%, 7/15/37(c)	2,663	2,572,433
Federal National Mortgage Assoc., Series 01-T2, Class B,
6.02%, 11/25/10	3,600	3,803,427
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32	5,232	5,426,369
Federal National Mortgage Assoc., Series 05-29, Class JB,
4.50%, 4/25/35	8,849	8,960,216
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	1,652	1,684,961
Federal National Mortgage Assoc., Series 05-68, Class PC,
5.50%, 7/25/35	3,988	4,140,024
Federal National Mortgage Assoc., Series 06-39, Class G1,
5.50%, 11/25/25	3,766	3,824,757
Federal National Mortgage Assoc., Series 07-21, Class FC,
2.96%, 3/25/37(c)	1,774	1,697,364
Federal National Mortgage Assoc., Series 07-75, Class JF,
3.59%, 8/25/37(c)	3,118	2,976,399
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(e)	5,523	1,213,053
Federal National Mortgage Assoc., Series 380, Class F7,
3.11%, 7/25/37(c)	2,062	1,994,021
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
5.67%, 8/25/34(c)	1,152	1,161,058
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(c)	5,397	5,208,922
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.79%, 8/25/46(c)	1,730	1,316,171
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	402	364,926
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	348	313,493
Mortgage IT Trust, Series 04-1, Class A1,
2.99%, 11/25/34(c)	1,176	942,295
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.90%, 9/25/34(c)	215	195,995
Summit Mortgage Trust, Series 00-1, Class B1,
6.66%, 12/28/12(c)(f)(g)	7	6,918
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
5.10%, 5/25/47(c)	739	627,979
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
5.08%, 6/25/47(c)	1,238	990,169
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR4, Class 2A4,
5.77%, 4/25/36(c)	1,500	1,326,059

Total Collateralized Mortgage Obligations
(Cost $87,895,382)		88,769,697

Commercial Mortgage Backed Securities — 12.4%
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	3,380	3,442,186
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36	1,372	1,383,043
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR4, Class A1,
4.36%, 6/11/41	1,354	1,342,272
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	925	923,807
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	5,115	4,936,832
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(c)	1,970	1,860,586
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10	3,401	3,507,624
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	2,680	2,676,613
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1,
7.43%, 6/01/22(h)	138	140,594
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	407	402,452
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.65%, 4/15/09	5,003	5,044,457
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	3,574	3,728,383
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	3,540	3,615,992
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	1,042	1,063,793
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.80%, 8/10/45(c)	1,292	1,289,443
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	3,580	3,639,939
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	1,587	1,616,475

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	43

Schedule of Investments (continued)	Intermediate Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A3,
5.64%, 4/15/11	$1,931	$1,941,490
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A2,
3.25%, 3/15/29	2,100	2,067,405
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A1,
3.83%, 6/15/29	142	141,388
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(c)	3,075	3,066,097
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	2,725	2,642,977
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
3.80%, 7/15/25(c)	364	325,536
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39	1,199	1,201,080
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	1,650	1,635,820
Morgan Stanley Capital I, Inc., Series 08-T29, Class A4,
6.28%, 1/11/43(c)	2,345	2,416,898
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(c)(f)	943	928,427
Wachovia Bank Commercial Mortgage Trust, Series 03-C5, Class A1,
2.99%, 6/15/35	1,689	1,613,126
Wachovia Bank Commercial Mortgage Trust, Series 04-C12, Class A1,
3.40%, 7/15/41	883	872,454
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
5.90%, 7/15/17	3,735	3,763,737
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.00%, 5/25/36(e)(f)	28,390	1,011,315

Total Commercial Mortgage Backed Securities
(Cost $65,615,366)		64,242,241

Project Loan — 0.1%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23
(Cost $512,262)	501	510,733

Asset Backed Securities — 2.6%
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
2.69%, 1/25/30(c)	58	57,966
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	3,100	3,204,998
Citibank OMNI Master Trust, Series 07, Class A9,
3.70%, 12/23/13(c)(f)	3,700	3,699,075
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.80%, 2/25/47(c)	781	594,722
Green Tree Financial Corp., Series 97-5, Class A7,
7.13%, 5/15/29	1,243	1,330,572
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.77%, 11/19/36(c)	1,077	819,479
IndyMac Residential Trust, Series 06-E, Class 2A1,
2.66%, 4/25/37(c)	2,340	2,251,142
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.75%, 2/25/47(c)	839	586,586
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
2.72%, 11/25/35(c)	284	283,350
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(f)	410	385,637

Total Asset Backed Securities
(Cost $13,257,052)		13,213,527

Collateralized Debt Obligations — 0.7%
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16	863	901,800
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	745	777,745
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	1,694	1,735,703

Total Collateralized Debt Obligations
(Cost $3,301,630)		3,415,248

Corporate Bonds — 2.8%
Finance — 1.3%
General Electric Capital Corp., Unsecured Notes,
5.00%, 11/15/11(i)	1,390	1,431,713
Private Export Funding Corp., Senior Unsecured Notes,
3.38%, 2/15/09	5,250	5,300,431

		6,732,144

Insurance — 0.4%
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(a)(f)	2,150	2,224,338

Oil & Gas — 0.4%
ENSCO Offshore Co. Bonds,
6.36%, 12/01/15	1,853	2,050,104

Yankee — 0.7%
Banks — 0.7%
International Bank for Reconstruction & Development (Multiple Countries), Unsecured Notes,
1.00%, 2/05/15(j)	4,100	3,409,839

Total Corporate Bonds
(Cost $13,887,963)		14,416,425

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Bonds — 0.3%
Germany — 0.3%
Bundesrepublic Deutschland (EUR),
4.00%, 1/04/37
(Cost $1,494,985)	$1,100		$1,585,805

Taxable Municipal Bond — 0.5%
Stanislaus County California Taxable Pension Obligation Refunding Revenue Bonds, Series 95,
7.15%, 8/15/13
(Cost $2,565,000)	2,565		2,835,095

	Shares
Short Term Investment — 0.1%
Galileo Money Market Fund, 2.56%(k)
(Cost $340,137)	340,137		340,137

	Contracts
Call Options Purchased — 1.0%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,510	(l)	1,041,483
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	1,160	(l)	934,403
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	910	(l)	605,966
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,062	(l)	974,344
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	1,480	(l)	1,382,362

Total Call Options Purchased
(Cost $2,400,567)			4,938,558

Put Options Purchased — 0.4%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,510	(l)	686,079
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	1,160	(l)	269,193
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	910	(l)	428,450
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,062	(l)	330,903
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	1,480	(l)	450,323

Total Put Options Purchased
(Cost $2,400,567)			2,164,948

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 113.9%
(Cost $579,839,608*)			587,604,954

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (11.4)%
Federal Home Loan Mortgage Corp. Gold 15 Year,
5.00%, 4/01/22	$(24,600)		$(24,838,374)
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 4/01/38	(8,900)		(9,122,500)
Federal National Mortgage Assoc. 30 Year,
5.50%, 4/01/38	(7,300)		(7,368,474)
6.00%, 4/01/38-5/01/38	(11,700)		(11,980,848)
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 4/01/38	(5,400)		(5,344,326)

Total Mortgage Pass-Through TBA Sale Commitments
(Proceeds $57,766,848)			(58,654,522)

	Contracts
Call Options Written — (0.8)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(970	)(l)	(838,697)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(450	)(l)	(479,442)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,100	)(l)	(976,992)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(390	)(l)	(377,770)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(1,460	)(l)	(816,067)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(680	)(l)	(502,528)

Total Call Options Written
(Premiums received $2,101,788)			(3,991,496)

Put Options Written — (0.2)%
Citibank, Strike Price $112, Expires 5/23/08	(50)		(3,906)
Salomon Brothers, Strike Price $97.625, Expires 6/16/08	(31)		(8,331)
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(970	)(l)	(339)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(450	)(l)	(13,016)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,100	)(l)	(214,377)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(390	)(l)	(71,381)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(1,460	)(l)	(600,967)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(680	)(l)	(247,608)

Total Put Options Written
(Premiums received $2,159,352)			(1,159,925)

Total Options Written — (1.0)%
(Premiums received $4,261,140)			(5,151,421)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	45

Schedule of Investments (continued)	Intermediate Government Bond Portfolio (Percentages shown are based on Net Assets)

Value
Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 101.5%
(Cost $517,811,620)	$523,799,011
Liabilities in Excess of Other Assets — (1.5)%	(7,622,361)

Net Assets — 100.0%	$516,176,650

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$579,839,608

Gross unrealized appreciation	$10,966,403
Gross unrealized depreciation	(3,201,057)

Net unrealized appreciation	$7,765,346

(a)	Security, or a portion thereof, with a market value of $7,619,661, has been pledged as collateral for swap and interest rate swap contracts.
(b)	Security, or a portion thereof, subject to financing transactions.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	Par is less than $500.
(e)	The rate shown is the effective yield as of report date.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Security is fair valued by the Board of Trustees.
(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1	$—	$1,992	$—	$5,087
(i)	All or a portion of security, with a market value of $1,066,059 has been pledged as collateral in connection with open financial futures contracts.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Represents current yield as of report date.
(l)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased	Settlement Date	Unrealized Appreciation
JPY 542,665,000	04/11/08	$454,958

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $4,992,961)		$454,958

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold	Settlement Date	Unrealized Depreciation
EUR 1,035,000	04/23/08	$(134,273)

Total Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $1,498,447)		$(134,273)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
53	U.S. Treasury Notes (2 Year)	June 2008	$11,376,781	$26,808
220	U.S. Treasury Notes (5 Year)	June 2008	$25,131,562	(34,905)
1,100	U.S. Treasury Notes (10 Year)	June 2008	$130,848,439	1,469,590
117	Euro-Bund	June 2008	$21,497,853	(162,839)
82	Euro Dollar Futures	December 2008	$20,057,200	37,058
132	Euro Dollar Futures	June 2009	$32,217,900	105,566

Total Net Unrealized Appreciation				$1,441,278

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio (Percentages shown are based on Net Assets)

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
384	U.S. Treasury Bonds	June 2008	$45,618,000	$(24,339)
132	Euro Dollar Futures	June 2010	$31,919,250	(76,067)

Total Net Unrealized Depreciation				$(100,406)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Bank of America Aaa 10 Yr Index and receive a fixed rate of 1.0293%
Broker, Bank of America Expires, April 2008	$5,595,000	$139,402
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.5708%
Broker, Goldman Sachs Expires, August 2008	5,480,000	143,118
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	22,300,000	775,457
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	6,800,000	259,427
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, November 2011	2,000,000	171,043
Receive a fixed rate of 4.87% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, September 2012	57,000,000	4,082,693
Pay a fixed rate of 4.81% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, September 2012	47,000,000	(3,218,889)
Receive a fixed rate of 4.355% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2012	17,800,000	1,070,554
Pay a fixed rate of 3.484% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	2,400,000	(20,589)
Pay a fixed rate of 3.461% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	2,400,000	(18,087)
Receive a fixed rate of 3.461% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2013	20,600,000	(219,884)
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	11,700,000	(20,960)
Receive a fixed rate of 3.774% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, January 2013	10,600,000	223,906
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	17,000,000	(690,538)
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	21,100,000	(1,008,459)
Pay a fixed rate of 5.68% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, June 2017	6,300,000	(922,346)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	47

Schedule of Investments (concluded)	Intermediate Government Bond Portfolio (Percentages shown are based on Net Assets)

	Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	$9,000,000	$(1,176,796)
Receive a fixed rate of 5.055% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2017	710,000	690,533
Pay a fixed rate of 5.305% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, October 2017	24,300,000	(2,846,504)
Receive a fixed rate of 5.305% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, October 2017	5,100,000	224,267
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	9,100,000	(793,057)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	12,035,000	1,345,533
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	2,000,000	257,526

Total		$(1,552,650)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments March 31, 2008 (Unaudited)	Intermediate Bond Portfolio II (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks — 0.7%
Government — 0.7%
Federal Home Loan Mortgage Corp.,
8.38%, 12/31/49	64,800	$1,581,120
Federal National Mortgage Assoc.,
8.25%, 12/31/49	189,525	4,558,076

Total Preferred Stocks
(Cost $6,358,125)		6,139,196

	Par (000)
Trust Preferred Stocks — 3.6%
Banks — 2.0%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.63%, 5/23/36	$535	505,224
JPMorgan Chase Capital XXV, Captial Securities,
6.80%, 10/01/37(a)	875	799,467
State Street Capital Trust III, Capital Securities,
8.25%(b)(c)	4,175	4,118,554
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(b)(c)	475	471,518
Wachovia Corp., Preferred Stock,
7.98%(b)(c)	12,100	11,888,250

		17,783,013

Finance — 0.2%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(c)	3,180	2,118,198

Insurance — 0.3%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	950	884,907
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(b)	1,580	1,407,181
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(b)	1,000	882,024

		3,174,112

Yankee — 1.1%
Banks — 0.6%
Barclays Bank Plc (United Kingdom), Subordinated Notes,
7.38%(b)(c)(d)(e)	1,500	1,520,846
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(b)(c)(d)(e)	1,675	1,514,341
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(b)(c)(d)(e)	2,575	2,185,917

		5,221,104

Finance — 0.5%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(d)(f)	5,160	4,371,185

Total Trust Preferred Stocks
(Cost $35,885,328)		32,667,612

U.S. Government & Agency Obligations — 10.4%
Federal National Mortgage Assoc., Subordinated Notes,
5.25%, 8/01/12	3,070	3,219,352
4.63%, 5/01/13(a)	1,960	1,990,213
Federal National Mortgage Assoc., Unsecured Notes,
3.25%, 5/16/08	8,594	8,602,680
U.S. Treasury Bonds,
5.00%, 5/15/37	3,605	4,032,813
U.S. Treasury Notes,
2.00%, 2/28/10(g)	69,325	69,807,017
2.50%, 3/31/13	3,770	3,776,484
3.50%, 2/15/18	3,045	3,062,603

Total U.S. Government & Agency Obligations
(Cost $93,608,380)		94,491,162

Mortgage Pass-Throughs — 21.8%
Federal Home Loan Mortgage Corp. ARM,
4.97%, 10/01/35(b)	10,084	10,238,638
6.01%, 10/01/36(a)(b)	7,403	7,555,479
Federal National Mortgage Assoc.,
8.50%, 8/01/09	24	24,466
6.00%, 5/01/16-10/01/36	6,906	7,085,247
5.50%, 1/01/20-5/01/37(a)	43,873	44,433,454
5.00%, 8/01/33-11/01/36	24,947	24,739,556
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 4/01/23	200	204,062
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 4/01/38	900	890,721
5.50%, 4/01/38	38,300	38,659,254
6.00%, 4/01/38	2,100	2,150,526
6.50%, 4/01/38	37,900	39,238,249
Federal National Mortgage Assoc. ARM,
4.00%, 4/01/34(b)	3,893	3,925,523
4.78%, 1/01/35(a)(b)	3,347	3,371,219
4.82%, 9/01/35(a)(b)	3,553	3,596,918
Government National Mortgage Assoc. II,
6.00%, 7/20/37	5,636	5,817,455
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 5/01/38	6,100	6,199,125

Total Mortgage Pass-Throughs
(Cost $195,075,998)		198,129,892

Collateralized Mortgage Obligations — 13.3%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.79%, 12/25/46(b)	916	685,545
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
2.95%, 1/25/35(b)	1,595	1,463,088
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.97%, 11/25/34(b)	1,977	1,655,492
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.45%, 10/25/34(b)	2,672	2,589,580

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	49

Schedule of Investments (continued)	Intermediate Bond Portfolio II
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(b)	$656	$587,392
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.71%, 3/25/37(b)	2,117	2,003,548
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
5.20%, 8/25/46(b)	952	723,672
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.73%, 3/20/47(b)	2,582	1,958,930
Countrywide Home Loans, Series 04-29, Class 1A1,
2.87%, 2/25/35(b)	892	730,085
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.80%, 4/25/46(b)	1,106	829,133
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	1,626	1,477,947
Federal Home Loan Mortgage Corp., Series 2626, Class NA,
5.00%, 6/15/23	8,886	9,071,801
Federal Home Loan Mortgage Corp., Series 3200, Class AD,
5.50%, 5/15/29	11,125	11,350,817
Federal Home Loan Mortgage Corp., Series 3294, Class NA,
5.50%, 7/15/27	6,203	6,399,862
Federal Home Loan Mortgage Corp., Series 3342, Class FK,
3.25%, 7/15/37(b)	4,711	4,551,228
Federal National Mortgage Assoc., Series 89-16, Class B (PO),
10.64%, 3/25/19(h)	69	64,222
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32	11,663	12,095,478
Federal National Mortgage Assoc., Series 05-29, Class AT,
4.50%, 4/25/35	2,871	2,907,860
Federal National Mortgage Assoc., Series 05-29, Class WB,
4.75%, 4/25/35	7,049	7,168,182
Federal National Mortgage Assoc., Series 05-62, Class CQ,
4.75%, 7/25/35	9,134	9,278,853
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(h)	9,521	2,091,303
Federal National Mortgage Assoc., Series 380, Class F7,
3.11%, 7/25/37(b)	3,652	3,530,736
First Horizon Alernative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.38%, 10/25/34(b)	3,445	3,176,586
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)	665	642,196
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.79%, 8/25/46(b)	3,035	2,308,693
GSAA Home Equity Trust, Series 04-8, Class A3A,
2.97%, 9/25/34(b)	301	262,806
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.75%, 11/25/33(b)	6,578	6,196,899
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	805	729,851
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	696	626,986
Mortgage IT Trust, Series 04-1, Class A1,
2.99%, 11/25/34(b)	3,717	2,978,632
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
2.66%, 7/25/36(b)	3,378	3,165,115
Structured Mortgage Loan Trust, Series 04-13, Class A2,
2.90%, 9/25/34(b)	812	741,536
Structured Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(b)	7,360	6,424,938
Summit Mortgage Trust, Series 00-1, Class B1,
6.66%, 12/28/12(b)(e)(i)	12	11,513
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
5.10%, 5/25/47(b)	1,311	1,114,157
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
5.08%, 6/25/47(b)	2,220	1,774,831
Wells Fargo Mortgage Backed Securities Trust, Series 04-5, Class A1,
4.53%, 6/25/34(b)	8,291	7,841,625

Total Collateralized Mortgage Obligations
(Cost $122,501,458)		121,211,118

Commercial Mortgage Backed Securities — 13.1%
Banc of America Commercial Mortgage, Inc.,
Series 01-1, Class A2,
6.50%, 4/15/36	4,306	4,408,012
Chase Commercial Mortgage Securities Corp.,
Series 00-3, Class A2,
7.32%, 10/15/32	1,999	2,069,577
Citigroup Commercial Mortgage Securities,
Series 07-CD5, Class A4,
5.89%, 11/15/44	1,800	1,797,678
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4,
5.70%, 6/10/17(b)	1,825	1,810,868
Commercial Mortgage Loan Trust, Series 08-LS1,
Class A4B,
6.22%, 9/10/17(b)	3,730	3,522,836
Credit Suisse First Boston Mortgage Securities
Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	4,050	4,044,882
Credit Suisse First Boston Mortgage Securities
Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	6,185	5,978,197
Donaldson, Lufkin & Jenrette, Inc., Commercial
Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09	5,509	5,612,565
Federal Home Loan Mortgage Corp., Series 2643,
Class LC,
4.50%, 7/15/18	3,630	3,627,143
Federal National Mortgage Assoc. Grantor Trust,
Series 02-T6, Class A1,
3.31%, 2/25/32	1,323	1,308,396

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class C,
7.79%, 12/15/31(e)	$5,690	$5,911,843
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32(b)	4,350	4,537,565
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	6,872	7,025,884
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	4,850	4,954,113
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	3,223	3,289,820
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	4,284	4,445,213
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	6,040	6,248,061
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.30%, 5/10/40(b)	5,830	5,788,576
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	5,120	5,081,805
JPMorgan Commercial Mortgage Finance Corp., Series 97-C5, Class E,
7.61%, 9/15/29	4,896	5,124,420
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(b)	6,150	6,132,193
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	4,825	4,679,768
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
3.80%, 7/15/25(b)	701	626,958
Morgan Stanley Capital I, Inc., Series 07-IQ13, Class A4,
5.36%, 3/15/44	6,965	6,723,552
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	2,945	2,919,690
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(e)	1,954	1,924,241
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
5.90%, 7/15/17(b)	7,420	7,477,090
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(e)	229	228,174
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.00%, 5/25/36(e)(h)	42,965	1,530,511

Total Commercial Mortgage Backed Securities
(Cost $121,611,133)		118,829,631

Project Loan — 0.0%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23
(Cost $487,448)	491	500,622

Certificate of Deposit — 0.1%
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost $1,375,000)	1,375	1,380,859

Asset Backed Securities — 7.8%
Amresco Independence Funding, Inc., Series 00-1, Class A,
5.40%, 1/15/27(b)(e)	757	628,017
Bear Stearns Securities, Inc., Series 06-3, Class A1,
2.75%, 8/25/36(b)	3,723	3,601,737
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(e)	273	273,369
Carrington Mortgage Loan Trust, Series 06-NC3, Class A1,
2.80%, 1/25/31(b)	2,249	2,216,792
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	5,500	5,686,287
Citibank OMNI Master Trust, Series 07, Class A9,
3.70%, 12/23/13(b)(e)	6,395	6,393,401
Citigroup Mortgage Loan Trust, Inc., Series 06-HE2, Class A2A,
2.65%, 8/25/36(b)	2,738	2,676,598
Countrywide Certificates, Series 07-12, Class 2A1,
3.49%, 5/25/09	6,240	5,972,767
Deutsche ALT-A Securities, Inc., Series 06-AR3, Class A3,
2.69%, 8/25/36(b)	5,495	5,252,820
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.80%, 2/25/47(b)	1,352	1,029,070
First Franklin Mortgage Loan Certificates, Series 06-FF10, Class A2,
2.65%, 7/25/36(b)	1,841	1,801,916
Fremont Home Loan Trust, Series 06-2, Class 2A1,
2.66%, 2/25/36(b)	706	701,929
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	665	706,219
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.77%, 11/19/36(b)	1,931	1,469,411
MBNA Credit Card Master Notes Trust, Series 98-E, Class A,
4.40%, 9/15/10(b)	6,525	6,529,472
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	6,575	6,671,426
The Money Store Small Business Loan Backed Certificates, Series 97-2, Class A,
3.80%, 2/15/29(b)	817	704,136
Novastar Home Equity Loan, Series 06-2, Class A2A,
2.65%, 6/25/36(b)	117	116,650
PMC Capital LP, Series 98-1, Class A,
5.00%, 4/01/21(b)(e)	1,302	1,197,424

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	51

Schedule of Investments (continued)	Intermediate Bond Portfolio II
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Asset Backed Securities (Continued)
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1,
2.66%, 11/25/36(b)	$2,977	$2,898,796
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.75%, 2/25/47(b)	1,492	1,042,820
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
2.72%, 11/25/35(b)	379	378,294
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
2.66%, 10/25/30(b)	3,123	3,047,594
Structured Asset Securities Corp., Series 03-AL1, Class A,
3.36%, 4/25/31(e)	2,073	1,807,205
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A4,
4.25%, 1/25/28	7,375	7,419,636
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(e)	873	821,033

Total Asset Backed Securities
(Cost $72,355,921)		71,044,819

Collateralized Debt Obligations — 0.3%
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
5.25%, 1/15/24(b)(e)	348	344,564
Small Business Administration Participation Certificates, Series 92-20H, Class 1,
7.40%, 8/01/12	331	338,464
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16	984	1,028,369
Small Business Administration Participation Certificates, Series 01-P10B, Class 1,
6.34%, 8/01/11(b)	635	655,055

Total Collateralized Debt Obligations
(Cost $2,299,333)		2,366,452

Corporate Bonds — 38.2%
Banks — 7.8%
Bank of America Corp., Senior Unsecured Notes,
4.88%, 1/15/13	2,280	2,324,492
6.00%, 9/01/17	2,400	2,523,293
5.75%, 12/01/17	4,825	4,993,117
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	2,300	2,413,772
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10	1,115	1,191,931
BankBoston N.A., Subordinated Bank Notes,
6.38%, 4/15/08	2,575	2,577,377
Citigroup, Inc., Depositary Shares,
0.01%, 12/31/49	60	1,442,400
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	10,325	10,375,283
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10	4,745	4,699,557
4.63%, 8/03/10	860	859,479
JPMorgan Chase & Co., Senior Notes,
2.63%, 6/30/08	60	59,866
JPMorgan Chase & Co., Subordinated Notes,
6.25%, 2/15/11	1,500	1,575,081
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	6,400	6,679,333
SunTrust Bank, Inc., Senior Unsecured Notes,
4.00%, 10/15/08	1,100	1,098,471
U.S. Bank N.A., Subordinated Notes,
6.30%, 7/15/08	1,360	1,370,480
U.S. Central Credit Union, Unsecured Notes,
2.75%, 5/30/08	1,915	1,914,129
UBS AG, Senior Notes,
5.88%, 12/20/17	4,165	4,257,163
Wachovia Corp.,
8.00%, 12/17/49	60	1,482,000
Wachovia Corp., Subordinated Notes,
5.63%, 12/15/08	2,150	2,167,815
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	675	686,266
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10(a)	3,150	3,234,574
4.88%, 1/12/11	830	844,402
5.25%, 10/23/12	9,500	9,852,203
4.38%, 1/31/13	2,700	2,686,173

		71,308,657

Broadcasting — 0.3%
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10	295	316,929
7.13%, 10/01/12	900	953,139
News America Holdings, Inc., Senior Debentures,
9.50%, 7/15/24	550	676,996
8.50%, 2/23/25	650	753,786

		2,700,850

Computer & Office Equipment — 0.3%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	2,250	2,357,012

Computer Software & Services — 0.4%
Oracle Corp., Unsecured Notes,
5.00%, 1/15/11	3,650	3,744,360

Energy & Utilities — 1.5%
Dominion Resources, Inc., Senior Unsecured Notes,
5.13%, 12/15/09	455	465,744
Duke Energy Corp., First Mortgage Bonds,
5.25%, 1/15/18	925	942,648
NiSource Finance Corp., Secured Notes,
7.88%, 11/15/10	2,400	2,610,475
NiSource Finance Corp., Unsecured Notes,
6.06%, 11/23/09(b)	2,450	2,378,284
PECO Energy Co., First Refunding Mortgages,
5.95%, 11/01/11(a)	1,900	2,014,627
Virginia Electric & Power Co., Unsecured Notes,
5.73%, 11/25/08	2,514	2,548,067
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17	2,700	2,878,427

		13,838,272

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Corporate Bonds (Continued)
Entertainment & Leisure — 1.4%
Comcast Cable Communications Corp., Senior Unsecured Notes,
5.45%, 11/15/10	$4,000	$4,121,884
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 8/01/13	735	805,820
8.75%, 8/01/15	965	1,091,593
Comcast Corp., Unsecured Notes,
5.90%, 3/15/16	1,250	1,239,806
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17	4,050	3,876,701
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	1,110	1,141,457
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13	300	327,837

		12,605,098

Finance — 11.7%
Aetna, Inc., Senior Unsecured Notes,
6.00%, 6/15/16	4,170	4,265,810
American International Group, Inc., Senior Unsecured Notes,
5.85%, 1/16/18	7,205	7,070,562
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(e)	680	689,142
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,460	3,461,706
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09	3,500	3,319,778
5.50%, 8/15/11	1,725	1,645,117
6.40%, 10/02/17	1,075	1,061,456
The Bears Stearns Cos., Inc., Senior Unsecured Notes,
7.25%, 2/01/18	1,550	1,601,756
Federated Retail Holdings, Inc., Senior Unsecured Notes,
5.90%, 12/01/16	695	617,698
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12	8,730	9,121,119
5.88%, 2/15/12	690	731,730
6.00%, 6/15/12	1,775	1,890,570
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(b)	2,125	2,079,353
General Electric Capital Corp., Unsecured Notes,
4.88%, 10/21/10	4,120	4,281,743
5.00%, 11/15/11	8,255	8,502,724
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	7,945	7,899,420
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
5.75%, 4/25/11(a)	2,620	2,575,012
6.20%, 9/26/14	3,905	3,851,595
4.50%, 9/15/22(b)	1,525	1,403,564
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(a)	2,550	2,451,353
Lehman Brothers Holdings, Inc., Unsecured Notes,
3.23%, 5/25/10(b)	2,495	2,232,017
5.00%, 1/14/11	1,365	1,292,147
5.25%, 2/06/12	1,015	979,410
Morgan Stanley, Senior Notes,
4.79%, 1/09/12(b)	13,745	12,658,155
5.55%, 4/27/17	505	474,910
6.25%, 8/28/17	5,775	5,743,515
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	350	366,874
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	4,855	4,870,555
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12(e)	3,800	4,014,753
Principal Life Global Funding, Inc., Unsecured Notes,
3.63%, 4/30/08(e)	1,085	1,084,943
Prudential Funding LLC, Senior Unsecured Notes,
6.60%, 5/15/08(e)	810	812,466
Student Loan Marketing Corp., Senior Unsecured Notes,
3.47%, 7/27/09(b)	1,400	1,177,865
6.43%, 1/31/14(b)	3,750	2,437,500

		106,666,318

Food & Agriculture — 0.7%
Kraft Foods, Inc., Senior Unsecured Notes,
6.00%, 2/11/13	1,280	1,323,344
6.50%, 8/11/17	5,025	5,155,394

		6,478,738

Insurance — 2.6%
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08(e)	320	319,051
Metropolitan Life Global Funding, Inc., Unsecured Notes,
2.60%, 6/19/08(e)	1,540	1,537,858
Monumental Global Funding II, Unsecured Notes,
3.00%, 6/16/10(b)(e)	4,940	4,852,809
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(e)	2,945	2,967,329
5.25%, 10/16/12(e)	4,650	4,852,089
Prudential Financial, Inc., Senior Unsecured Notes,
3.75%, 5/01/08	1,375	1,374,861
5.80%, 6/15/12	2,175	2,279,195
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(e)	3,775	3,905,524
WellPoint, Inc., Unsecured Notes,
5.00%, 1/15/11	1,925	1,942,926

		24,031,642

Medical & Medical Services — 0.7%
Amgen, Inc., Senior Unsecured Notes,
3.17%, 11/28/08(b)	3,780	3,775,555
UnitedHealth Group, Inc., Unsecured Notes,
5.25%, 3/15/11	2,600	2,652,333

		6,427,888

Motor Vehicles — 0.5%
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes,
5.75%, 9/08/11	2,125	2,169,672
DaimlerChrysler N.A. Holding Corp., Unsecured Notes,
4.88%, 6/15/10	2,000	2,012,082

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	53

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Motor Vehicles (Continued)
6.50%, 11/15/13	$475	$500,692

		4,682,446
Oil & Gas — 1.4%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.25%, 5/01/08	1,600	1,599,622
5.95%, 9/15/16	4,000	4,136,592
ConocoPhillips, Senior Unsecured Notes,
8.75%, 5/25/10	2,400	2,678,547
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10(a)	1,850	1,947,815
Transocean, Inc., Senior Unsecured Notes,
5.25%, 12/04/12	2,025	2,069,321

		12,431,897

Pharmaceuticals — 0.2%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11	1,250	1,327,096
Schering-Plough Corp., Senior Notes,
5.30%, 12/01/13(b)	795	821,092

		2,148,188

Real Estate — 0.2%
The Rouse Co., Unsecured Notes (REIT),
3.63%, 3/15/09	600	564,991
5.38%, 11/26/13	1,405	1,099,841

		1,664,832

Retail Merchandising — 0.7%
Federated Department Stores, Inc., Senior Unsecured Notes,
6.63%, 9/01/08	820	823,808
Target Corp., Senior Unsecured Notes,
5.13%, 1/15/13	5,000	5,129,195

		5,953,003

Telecommunications — 0.8%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	1,235	1,371,876
SBC Communications, Inc., Senior Unsecured Notes,
5.88%, 2/01/12	130	135,433
Sprint Capital Corp., Senior Unsecured Notes,
7.63%, 1/30/11	1,125	1,040,625
Verizon New Jersey, Inc., Senior Debentures,
5.88%, 1/17/12	5,015	5,169,908

		7,717,842

Transportation — 0.5%
Union Pacific Corp., Unsecured Notes,
7.25%, 11/01/08	1,750	1,793,055
United Technologies Corp., Unsecured Notes,
3.15%, 6/01/09(b)	2,825	2,814,994

		4,608,049

Yankee — 6.5%
Banks — 0.5%
Deutsche Bank AG (United Kingdom) Bonds,
5.38%, 10/12/12(d)	3,175	3,318,202
HBOS Treasury Services Plc (United Kingdom), Unsecured Notes,
3.75%, 9/30/08(d)(e)	1,360	1,365,512

		4,683,714

Energy & Utilities — 0.5%
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(d)	810	819,122
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(d)	2,300	2,322,655
SP PowerAssets Ltd. (Singapore), Unsecured Notes,
3.80%, 10/22/08(d)(e)	1,325	1,328,559

		4,470,336

Entertainment & Leisure — 0.3%
Rogers Cable, Inc. (Canada), Senior Secured Notes,
6.25%, 6/15/13(d)	2,575	2,688,470

Finance — 2.3%
Diageo Capital Plc (United Kingdom), Unsecured Notes,
5.20%, 1/30/13(d)	3,950	4,086,461
EDP Finance BV (Netherlands), Senior Notes,
5.38%, 11/02/12(d)(e)	10,200	10,549,350
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(d)	980	1,035,317
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes,
2.55%, 7/15/08(d)(e)	2,535	2,532,353
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(d)(e)	350	358,142
Xstrata Finance Ltd. (Canada), Unsecured Notes,
5.80%, 11/15/16(d)(e)	2,350	2,269,567

		20,831,190

Government — 0.1%
United Mexican States (Mexico), Senior Unsecured Notes,
5.63%, 1/15/17(d)	330	346,830
United Mexican States (Mexico), Unsecured Notes,
7.50%, 4/08/33(d)	200	242,500

		589,330
Oil & Gas — 0.4%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
4.64%, 4/09/09(b)(d)	3,523	3,513,411
EnCana Corp. (Canada), Unsecured Notes,
4.60%, 8/15/09(d)	175	176,345

		3,689,756

Telecommunications — 2.2%
Cable & Wireless Optus Finance Ltd. (Australia), Unsecured Notes,
8.00%, 6/22/10(d)(e)	1,425	1,585,569

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Telecom Italia Capital (Italy), Senior Unsecured Notes,
5.25%, 11/15/13(d)	$3,540		$3,307,741
Telecom Italia Capital (Italy), Unsecured Notes,
6.20%, 7/18/11(d)	3,875		3,844,194
5.25%, 10/01/15(d)	600		545,104
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(d)	3,500		3,604,121
5.86%, 2/04/13(d)	1,875		1,893,426
6.42%, 6/20/16(d)	2,200		2,254,826
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(d)	510		547,097
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(d)	1,845		1,955,276
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 9/15/15(d)	110		104,542

			19,641,896
Transportation — 0.2%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
4.25%, 8/01/09(d)	2,075		2,102,863

Total Corporate Bonds
(Cost $346,101,904)			348,062,647

Foreign Bonds — 0.3%
Germany — 0.3%
Bundesrepublic Deutschland (EUR),
4.00%, 1/04/37
(Cost $2,650,202)	1,950		2,811,200

Taxable Municipal Bonds — 0.4%
New York Sales Tax Asset Receivable Corp. Revenue Bonds, Series 04, Class B,
3.83%, 10/15/09	1,280		1,286,413
Wisconsin General Revenue Bonds, Series 03, Class A,
4.80%, 5/01/13	1,910		1,986,190

Total Taxable Municipal Bonds
(Cost $3,186,313)			3,272,603

	Shares
Short Term Investment — 0.1%
Galileo Money Market Fund, 2.56%(j)
(Cost $1,171,780)	1,171,780		1,171,780

	Contracts		Value
Call Options Purchased — 1.0%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,860	(k)	1,972,610
Goldman Sachs & Co., Strike Rate 5.21%, Expires 3/03/11	950	(k)	612,522
JPMorgan Chase, Strike Rate 5.365%, Expires 2/22/11	840	(k)	597,687
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	2,070	(k)	1,667,426
Lehman Brothers, Strike Rate 5.365%, Expires 2/22/11	1,500	(k)	1,067,297
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,610	(k)	1,072,094
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,988	(k)	1,824,372

Total Call Options Purchased
(Cost $5,131,055)			8,814,008

Put Options Purchased — 0.5%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,860	(k)	1,299,462
Goldman Sachs & Co., Strike Rate 5.21%, Expires 3/03/11	950	(k)	423,072
JPMorgan Chase, Strike Rate 5.365%, Expires 2/22/11	840	(k)	330,444
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	2,070	(k)	480,370
Lehman Brothers, Strike Rate 5.365%, Expires 2/22/11	1,500	(k)	590,078
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,610	(k)	758,026
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,988	(k)	619,586

Total Put Options Purchased
(Cost $5,131,055)			4,501,038

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 111.6%
(Cost $1,014,930,433*)			1,015,394,639

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (8.9)%
Federal National Mortgage Assoc. 30 Year,
5.00%, 4/01/38-5/01/38	$(21,000)		(20,745,742)
5.50%, 4/01/38	(59,600)		(60,159,048)

Total Mortgage Pass-Through TBA Sale Commitments
(Proceeds $79,194,625)			(80,904,790)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	55

Schedule of Investments (continued)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Written — (0.8)%
Interest Rate Swaps, Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(1,220	)(k)	$(1,054,856)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(890	)(k)	(948,230)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(2,220	)(k)	(1,971,748)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,250	)(k)	(1,210,800)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(2,600	)(k)	(1,453,271)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,180	)(k)	(872,033)

Total Call Options Written
(Premiums received $3,913,868)			(7,510,938)

Put Options Written — (0.3)%
Citibank, Strike Price $112, Expires 5/23/08	(90)		(7,031)
Salomon Brothers, Strike Price $97.625, Expires 6/16/08	(54)		(14,513)
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(1,220	)(k)	(427)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(890	)(k)	(25,742)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(2,220	)(k)	(432,650)
Put Options Written (Continued)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,250	)(k)	(228,785)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(2,600	)(k)	(1,070,215)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,180	)(k)	(429,673)

Total Put Options Written
(Premiums received $4,016,811)			(2,209,036)

Total Options Written — (1.1)%
(Premiums received $7,930,679)			(9,719,974)

Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 101.6%
(Cost $927,805,129)			924,769,875
Liabilities in Excess of Other Assets — (1.6)%			(14,736,681)

Net Assets — 100.0%			$910,033,194

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,014,934,939

Gross unrealized appreciation	$17,815,855
Gross unrealized depreciation	(17,356,155)

Net unrealized appreciation	$459,700

(a)	Security, or a portion thereof, with a market value of $12,429,886, has been pledged as collateral for swap and interest rate swap contracts.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	All or a portion of security, with a market value of $3,388,516 has been pledged as collateral in connection with open financial futures contracts.
(g)	Security, or a portion thereof, subject to financing transactions.
(h)	The rate shown is the effective yield as of report date.
(i)	Security is fair valued by the Board of Trustees.
(j)	Represents current yield as of report date.
(k)	One contract represents a notional amount of $10,000.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Intermediate Bond Portfolio II
	(Percentages shown are based on Net Assets	)

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased	Settlement Date	Unrealized Appreciation
JPY 940,545,000	04/11/08	$788,532

Total Unrealized Appreciation on
Forward Net Foreign Exchange Contracts
(USD Commitment - $8,653,782)		$788,532

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold	Settlement Date	Unrealized (Depreciation)
EUR 1,835,500	04/23/08	$(238,124)

Total Unrealized Depreciation on
Forward Foreign Exchange Contracts
(USD Commitment - $1,498,447)		$(238,124)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
554	U.S. Treasury
	Notes (2 Year)	June 2008	$118,919,563	$(34,167)
1,904	U.S. Treasury
	Notes (10 Year)	June 2008	$226,486,750	3,422,402
127	Euro-Bobl	June 2008	$22,209,558	(244,984)
130	Euro-Bund	June 2008	$23,886,504	(180,933)
146	Euro Dollar Futures	December 2008	$35,711,600	65,870
860	Euro Dollar Futures	June 2009	$209,904,500	150,888

Total Net Unrealized Appreciation				$3,179,076

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
1,913	U.S. Treasury	June 2008
	Notes (5 Year)		$218,530,359	$(405,281)
478	U.S. Treasury	June 2008
	Bond (20 Year)		$56,784,906	(213,903)
188	Euro Dollar Futures	June 2010	$45,460,750	(100,600)

Total Net Unrealized Depreciation				$(719,784)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Bank of America Aaa 10 Yr Index and receive a fixed rate of 1.0293%
Broker, Bank of America Expires, April 2008	$9,970,000	$248,408
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.5708%
Broker, Goldman Sachs Expires, August 2008	9,715,000	253,722
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	44,600,000	1,550,914
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	11,800,000	450,182
Receive a fixed rate of 4.51% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, September 2010	24,600,000	1,143,525
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, October 2010	30,000,000	2,158,897
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2010	10,300,000	766,245
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2011	10,000,000	857,120
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, November 2011	17,000,000	1,453,868
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2011	3,000,000	247,893

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	57

Intermediate Bond Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, Wachovia Bank Expires, November 2011	$6,400,000	$528,838
Receive a fixed rate of 4.20% and pay a floating rate based on 3-month USD LIBOR
Broker, Credit Suisse Expires, December 2012	50,000,000	2,631,278
Receive a fixed rate of 3.62% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, February 2013	68,000,000	1,064,168
Pay a fixed rate of 3.484% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	11,500,000	(98,654)
Pay a fixed rate of 3.461% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	11,500,000	(86,666)
Receive a fixed rate of 3.461% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2013	36,100,000	(385,331)
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	20,500,000	(36,724)
Bought credit default protection on DJ CDX.NA.IG.10.VI and pay 1.55%
Broker, Morgan Stanley Expires, June 2013	6,900,000	18,743
Bought credit default protection on DJ CDX.NA.IG.10.VI and pay 1.55%
Broker, Lehman Brothers Expires, June 2013	6,900,000	32,426
Sold credit default swap and receive 1.015%
Broker, Morgan Stanley Expires, December 2014	1,900,000	(110,637)
Receive a fixed rate of 4.42% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, December 2014	10,000,000	576,147
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	22,000,000	(893,637)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, March 2017	12,000,000	(1,021,365)
Pay a fixed rate of 5.68% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, June 2017	12,100,000	(1,771,490)
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, June 2017	17,200,000	(2,248,987)
Pay a fixed rate of 5.78% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2017	32,800,000	(4,644,428)
Pay a fixed rate of 5.305% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, October 2017	48,700,000	(5,704,722)
Pay a fixed rate of 5.305% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, October 2017	9,100,000	400,162

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	Intermediate Bond Portfolio II
(Percentages shown are based on Net Assets)

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, November 2017	$2,000,000	$184,730
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	16,100,000	(1,403,102)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	6,610,000	739,009
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	3,700,000	476,424

Total		$(2,623,044)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	59

Long Duration Bond Portfolio
Schedule of Investments March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks — 0.4%
Government — 0.4%
Federal Home Loan Mortgage Corp.,
8.38%, 12/31/49	5,600	$136,640
Federal National Mortgage Assoc.,
8.25%, 12/31/49	8,875	213,444

Total Preferred Stocks
(Cost $361,875)		350,084

	Par (000)
Trust Preferred Stocks — 4.0%
Banks — 2.6%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.63%, 5/23/36	$400	377,737
Bank of America Corp., Depositary Shares,
8.00%(a)(b)	230	230,276
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37(c)	675	616,732
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(a)(b)	15	14,890
USB Capital IX, Capital Securitiess,
6.19%(a)(b)	75	55,688
Wachovia Corp., Preferred Stock,
7.98%(a)(b)	850	835,125

		2,130,448

Finance — 0.1%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(b)	65	43,296
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(b)	20	12,650

		55,946

Insurance — 0.6%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(a)	75	69,861
Lincoln National Corp., Capital Securities,
7.00%, 5/17/66	50	45,849
Reinsurance Group of America, Inc., Capital Securities,
6.75%, 12/31/49	50	43,863
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(a)	95	83,792
Travelers Cos., Inc., Senior Unsecured Notes,
6.25%, 6/15/37	250	231,726

		475,091

Yankee — 0.7%
Banks — 0.5%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
5.93%(b)(d)(e)	200	171,519
7.43%(b)(d)(e)	200	180,817
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%, 9/29/17(d)	100	86,119

		438,455

Finance — 0.2%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(d)	160	135,540

Total Trust Preferred Stocks
(Cost $3,472,691)		3,235,480

U.S. Government & Agency Obligations — 9.8%
U.S. Treasury Bonds,
7.25%, 8/15/22	210	280,629
4.38%, 2/15/38	7,585	7,675,072
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25	75	91,366

Total U.S. Government & Agency Obligations
(Cost $7,976,802)		8,047,067

Mortgage Pass-Throughs — 7.6%
Federal Home Loan Mortgage Corp. Gold,
4.00%, 5/01/19	70	68,524
7.00%, 12/01/29-4/01/32	28	29,661
6.00%, 7/01/36	76	78,148
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
4.50%, 4/01/23	400	397,500
Federal National Mortgage Assoc.,
6.50%, 2/01/17	39	40,747
5.00%, 12/01/17-11/01/35	647	644,083
4.00%, 9/01/18	61	59,681
7.00%, 1/01/31	12	12,552
6.00%, 12/01/32-7/01/36	560	576,131
5.50%, 11/01/33-3/01/36	836	845,485
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 4/01/23	100	102,031
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 4/01/38	200	197,938
5.50%, 4/01/38	2,200	2,220,636
Federal National Mortgage Assoc. ARM,
4.57%, 1/01/35(a)	262	268,439
Government National Mortgage Assoc. I,
7.00%, 9/15/31-5/15/32	48	51,831
5.50%, 4/15/33-8/15/33	67	68,784
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 4/01/38	400	407,624
Government National Mortgage Assoc. II ARM,
4.75%, 5/20/34(a)	163	163,669

Total Mortgage Pass-Throughs
(Cost $6,163,415)		6,233,464

Collateralized Mortgage Obligations — 10.0%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.79%, 12/25/46(a)	86	64,070
Bank of America Alternative Loan Trust, Series 04-7, Class 4A1,
5.00%, 8/25/19	125	123,272
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(a)	574	513,968

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 06-AR1, Class 1A1,
4.90%, 10/25/35(a)	$377	$359,884
Countrywide Alternative Loan Trust, Series 04-18CB, Class 2A5,
3.05%, 9/25/34(a)	50	45,043
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
5.20%, 8/25/46(a)	62	47,196
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.73%, 3/20/47(a)	156	118,723
Countrywide Home Loans, Series 04-29, Class 1A1,
2.87%, 2/25/35(a)	33	26,917
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.80%, 4/25/46(a)	75	56,212
Federal Home Loan Mortgage Corp., Series 2630, Class FJ,
3.17%, 6/15/18(a)	77	77,306
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	149	155,650
Federal Home Loan Mortgage Corp., Series 3291, Class NE,
5.50%, 3/15/37	310	307,194
Federal Home Loan Mortgage Corp., Series 3295, Class FA,
3.22%, 3/15/37(a)	330	315,789
Federal Home Loan Mortgage Corp., Series 3339, Class JF,
3.23%, 7/15/37(a)	379	361,035
Federal Home Loan Mortgage Corp., Series 3342, Class FK,
3.25%, 7/15/37(a)	366	353,657
Federal Home Loan Mortgage Corp., Series 3346, Class NE (IO),
3.43%, 10/15/33(f)	2,441	237,403
Federal National Mortgage Assoc., Series 99-7, Class AB,
6.00%, 3/25/29	70	71,742
Federal National Mortgage Assoc., Series 03-49, Class YD,
5.50%, 6/25/23	414	434,869
Federal National Mortgage Assoc., Series 04-101, Class HB,
5.00%, 1/25/20	230	233,523
Federal National Mortgage Assoc., Series 04-60, Class LB,
5.00%, 4/25/34	127	127,778
Federal National Mortgage Assoc., Series 04-M1, Class A,
4.70%, 6/25/13	109	111,386
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	82	83,588
Federal National Mortgage Assoc., Series 05-80, Class PB,
5.50%, 4/25/30	177	181,643
Federal National Mortgage Assoc., Series 06-45, Class NX,
5.50%, 6/25/36	640	652,647
Federal National Mortgage Assoc., Series 06-48, Class TE,
5.50%, 6/25/36	280	276,767
Federal National Mortgage Assoc., Series 07-21, Class FC,
2.96%, 3/25/37(a)	243	232,571
Federal National Mortgage Assoc., Series 07-61, Class PE,
5.50%, 7/25/37	170	172,432
Federal National Mortgage Assoc., Series 07-75, Class JF,
3.59%, 8/25/37(a)	431	411,584
Federal National Mortgage Assoc., Series 363, Class 2 (IO),
5.50%, 11/01/35(f)	155	33,697
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(f)	525	120,772
Federal National Mortgage Assoc., Series 380, Class F7,
3.11%, 7/25/37(a)	285	276,032
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4A,
4.75%, 7/10/39	100	97,044
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(a)	591	570,841
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.79%, 8/25/46(a)	241	183,401
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
3.89%, 8/25/34(a)	474	473,825
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2,
7.56%, 11/15/31(g)	71	72,619
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
5.10%, 5/25/47(a)	95	81,030
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
5.08%, 6/25/47(a)	140	112,095

Total Collateralized Mortgage Obligations
(Cost $8,061,403)		8,175,205

Commercial Mortgage Backed Securities — 11.2%
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43	260	255,650
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	280	285,151
Banc of America Commercial Mortgage, Inc., Series 04-1, Class A3,
4.43%, 11/10/39	270	260,346
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.69%, 4/10/49(a)	275	273,027
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41	70	67,531
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50	175	172,241
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	175	174,774

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	61

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, Series 06-C5, Class A4,
5.43%, 10/01/49	$65	$63,732
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	625	603,230
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
5.82%, 5/15/46(a)	172	172,282
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	370	357,629
DLJ Commerical Mortgage Corp., Series 98-CF2, Class A1B,
6.24%, 11/12/31	343	343,734
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33	360	366,835
General Electric Capital Commercial Mortgage Corp., Series 02-3A, Class A2,
5.00%, 12/10/37	385	375,151
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A3,
4.58%, 6/10/48	240	231,996
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 98, Class A2,
6.42%, 5/15/35	439	438,500
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C2, Class A2,
6.95%, 9/15/33	211	214,172
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.80%, 8/10/45(a)	540	539,140
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class AAB,
4.62%, 8/10/42	265	253,544
Heller Financial Commercial Mortgage Asset Corp., Series 99-PH1, Class A2,
6.85%, 5/15/31	453	456,064
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4,
5.43%, 12/12/43	50	48,987
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49	100	99,324
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 2/15/51	75	74,197
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32(a)	233	240,294
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B,
6.21%, 10/15/08	415	415,526
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.21%, 4/15/30	100	88,438
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A4,
4.95%, 9/15/30	90	88,313
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	130	127,227
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3,
5.43%, 2/15/40	200	194,157
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	222	222,791
Morgan Stanley Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33	217	224,892
Morgan Stanley Capital I, Inc., Series 06-HE8, Class A2A,
2.65%, 10/25/36(a)	197	190,141
Morgan Stanley Capital I, Inc., Series 06-IQ12, Class A4,
5.33%, 12/15/43	70	68,090
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.63%, 4/12/49(a)	35	34,514
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class AM,
5.88%, 7/11/17	150	138,585
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	130	128,883
Morgan Stanley Capital I, Series 07-HQ11, Class A4,
5.45%, 2/12/44	375	363,626
Prudential Securities Secured Financing Corp., Series 99-C2, Class A2,
7.19%, 4/15/09	373	377,285
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	130	131,257

Total Commercial Mortgage Backed Securities
(Cost $9,269,539)		9,161,256

Asset Backed Securities — 6.1%
Ace Securities Corp., Series 06-HE1, Class A2A,
2.68%, 2/25/36(a)	10	10,348
Bear Stearns Asset Backed Securities Trust, Series 06-HE10, Class 21A1,
2.67%, 12/25/36(a)	209	198,547
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
3.20%, 5/25/36(a)	123	121,597
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
2.69%, 1/25/30(a)	5	5,463
Capital Auto Receivables Asset Trust, Series 05-1, Class A4,
4.05%, 7/15/09	24	23,661
Carrington Mortgage Loan Trust, Series 06-NC5, Class A1,
2.65%, 1/25/37(a)	238	223,488
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	200	206,774
Citibank OMNI Master Trust, Series 07, Class A9,
3.70%, 12/23/13(a)(e)	440	439,890
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.80%, 2/25/47(a)	97	73,505

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	MARCH 31, 2008

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities (Continued)
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	$425	$426,530
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
3.21%, 3/25/36(a)	175	153,870
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
2.65%, 6/25/36(a)	136	124,929
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
2.87%, 11/19/35(a)	152	120,453
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.77%, 11/19/36(a)	130	98,903
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.71%, 7/25/37(a)	112	105,441
Honda Auto Receivables Owner Trust, Series 05-6, Class A3,
4.85%, 10/19/09	191	191,505
HSI Asset Securitization Corp Trust, Series 06-OPT4, Class 2A1,
2.66%, 3/25/36(a)	3	3,259
Nationstar Home Equity Loan Trust, Series 06-B, Class AV1,
2.67%, 9/25/36(a)	69	68,125
Normura Asset Securities Corp., Series 98-D6, Class A1B,
6.59%, 3/17/28	126	126,294
Permanent Financing Plc, Series 5, Class 3A,
3.15%, 6/10/34(a)	470	463,672
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.75%, 2/25/47(a)	93	65,176
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
2.72%, 11/25/35(a)	25	25,220
Structured Asset Securities Corp., Series 05-5, Class 2A4,
5.50%, 4/25/35	500	419,890
Structured Asset Securities Corp., Series 06-AM1, Class A2,
3.20%, 4/25/36(a)	78	77,503
Structured Asset Securities Corp., Series 06-BC1, Class A3,
2.66%, 3/25/36(a)	45	44,906
Structured Asset Securities Corp., Series 06-BC6, Class A2,
3.22%, 1/25/37(a)	240	228,216
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12(h)	400	404,508
USAA Auto Owner Trust, Series 08-1, Class A3,
4.16%, 1/15/18	570	574,685

Total Asset Backed Securities
(Cost $5,186,447)		5,026,358

Collateralized Debt Obligations — 0.2%
Small Business Administration Participation Certificates, Series 02-P10B, Class 1,
5.20%, 8/10/12	65	67,804
Small Business Administration Participation Certificates, Series 04-P10A, Class 1,
4.50%, 2/01/14	130	126,874

Total Collateralized Debt Obligations
(Cost $197,920)		194,678

Corporate Bonds — 36.9%
Aerospace — 0.3%
United Technologies Corp., Senior Notes
6.70%, 8/01/28	200	223,098

Banks — 5.5%
Bank of America Corp., Senior Unsecured Notes
6.00%, 9/01/17(c)	525	551,970
5.75%, 12/01/17	360	372,543
Bank of America Corp., Subordinated Bank Notes
6.10%, 6/15/17	100	104,947
Bank of America Corp., Subordinated Notes
7.80%, 2/15/10	30	32,070
Citigroup, Inc., Depositary Shares
0.01%, 12/31/49	4	108,180
Citigroup, Inc., Senior Unsecured Notes
5.30%, 10/17/12	175	175,437
6.00%, 8/15/17	150	147,906
5.88%, 5/29/37	600	521,126
Citigroup, Inc., Unsecured Notes
4.13%, 2/22/10	115	113,899
6.13%, 11/21/17	300	299,557
JPMorgan Chase & Co., Senior Notes
2.63%, 6/30/08	55	54,878
JPMorgan Chase & Co., Senior Unsecured Notes
3.63%, 5/01/08	55	54,991
JPMorgan Chase & Co., Unsecured Notes
6.00%, 1/15/18	500	521,410
UBS AG, Senior Notes
5.88%, 12/20/17	475	485,511
Wachovia Bank N.A., Subordinated Notes
6.60%, 1/15/38	300	277,957
Wachovia Corp.
8.00%, 12/17/49	5	123,500
Wells Fargo & Co., Senior Unsecured Notes
4.20%, 1/15/10	85	86,419
Wells Fargo & Co., Unsecured Notes
4.63%, 8/09/10	150	154,027
4.88%, 1/12/11	50	50,868
Wells Fargo Bank N.A., Subordinated Notes
5.95%, 8/26/36	250	245,675

		4,482,871

Broadcasting — 0.9%
Cox Communications, Inc., Senior Unsecured Notes
7.75%, 11/01/10	25	26,858
News America, Inc., Senior Debentures
7.63%, 11/30/28	65	71,097
8.15%, 10/17/36	45	51,047
News America, Inc., Senior Unsecured Notes
6.40%, 12/15/35	250	242,630

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	63

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Broadcasting (Continued)
6.65%, 11/15/37(e)	$325	$327,759

		719,391

Business Services — 0.2%
Kimberly-Clark Corp., Senior Unsecured Notes
6.63%, 8/01/37	150	164,174

Chemicals — 0.0%
Momentive Performance Materials, Inc., Senior Unsecured Notes
10.13%, 12/01/14(a)	30	26,100

Computer & Office Equipment — 0.8%
IBM Corp., Unsecured Notes
5.70%, 9/14/17	600	628,537

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes
6.38%, 10/15/15	5	4,887

Energy & Utilities — 4.2%
Carolina Power & Light Co., First Mortgage Bonds
6.30%, 4/01/38	200	205,112
CenterPoint Energy, Inc., Senior Unsecured Notes
7.25%, 9/01/10	25	26,567
Consolidated Edison Co. of New York, Debentures
6.20%, 6/15/36	50	49,125
Dominion Resources, Inc., Senior Unsecured Notes
5.13%, 12/15/09	150	153,542
Duke Energy Calolinas LLC, Senior Unsecured Notes
6.10%, 6/01/37	50	49,772
Duke Energy Carolinas LLC, First Mortgage Bonds
0.00%, 1/15/38	150	149,509
Energy East Corp., Unsecured Notes
6.75%, 7/15/36	200	194,256
Florida Power & Light Co., First Mortgage Bonds
4.95%, 6/01/35	45	39,119
5.95%, 2/01/38	375	376,373
MidAmerican Energy Holdings Co. Bonds
5.95%, 5/15/37	50	46,836
MidAmerican Energy Holdings Co., Debentures
6.13%, 4/01/36	400	386,614
Midwest Generation LLC, Pass-Through Certificates
8.56%, 1/02/16	17	18,115
NRG Energy, Inc., Senior Unsecured Notes
7.38%, 2/01/16	15	14,700
PacifiCorp, First Mortgage Bonds
6.25%, 10/15/37	300	303,112
Progress Energy Florida, Inc., First Mortgage Bonds
6.35%, 9/15/37	150	155,871
Public Service Co., First Mortgage Bonds
6.25%, 9/01/37	175	182,164
Southern Califonia Edison Co., First Mortgage Bonds
5.95%, 2/01/38	300	300,680
Virginia Electric & Power Co., Senior Unsecured Notes
6.00%, 5/15/37	400	390,139
XTO Energy, Inc., Senior Unsecured Notes
6.75%, 8/01/37	350	374,340

		3,415,946

Entertainment & Leisure — 1.6%
Comcast Cable Holdings LLC, Senior Debentures
8.75%, 8/01/15	100	113,118
Comcast Corp., Senior Unsecured Notes
7.05%, 3/15/33	25	25,493
Comcast Corp., Unsecured Notes
6.50%, 11/15/35	20	18,916
6.95%, 8/15/37	600	601,203
CSC Holdings, Inc., Senior Unsecured Notes
8.13%, 7/15/09-8/15/09	20	20,200
Time Warner Cable, Inc., Debentures
6.55%, 5/01/37	500	471,990
Time Warner Cos., Inc., Senior Debentures
7.57%, 2/01/24	15	15,398
Time Warner Entertainment Corp., Senior Debentures
8.38%, 3/15/23	25	27,703
Time Warner, Inc., Senior Debentures
7.63%, 4/15/31	15	15,689

		1,309,710

Finance — 6.6%
Arch Western Finance, Senior Notes
6.75%, 7/01/13	60	59,850
BAE Systems Holdings, Inc., Unsecured Notes
5.20%, 8/15/15(e)	60	60,807
The Bear Stearns Cos., Inc., Senior Unsecured Notes
4.33%, 7/19/10(a)	60	54,075
6.95%, 8/10/12	160	160,079
The Bear Stearns Cos., Inc., Unsecured Notes
6.40%, 10/02/17	50	49,370
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.38%, 10/15/08	75	75,200
Fort Irwin Land LLC, Unsecured Notes
5.03%, 12/15/25(e)	25	22,313
General Electric Capital Corp., Senior Unsecured Notes
5.00%, 12/01/10-4/10/12	155	161,534
5.88%, 2/15/12(h)	725	768,847
General Electric Capital Corp., Unsecured Notes
6.15%, 8/07/37(c)	960	958,609
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%, 10/15/13	285	283,365
The Goldman Sachs Group, Inc., Subordinated Notes
6.75%, 10/01/37	500	465,166
The Goldman Sachs Group, Inc., Unsecured Notes
5.45%, 11/01/12	250	253,202
6.15%, 4/01/18	125	124,814
Lehman Brothers Holdings, Inc., Senior Notes
7.00%, 9/27/27	50	46,217
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
6.63%, 1/18/12	100	100,955
Lehman Brothers Holdings, Inc., Subordinated Notes
6.88%, 7/17/37	275	238,438
Lehman Brothers Holdings, Inc., Unsecured Notes
5.25%, 2/06/12	90	86,844
6.00%, 7/19/12	125	123,376
4.80%, 3/13/14	125	108,624
Morgan Stanley, Senior Notes
6.25%, 8/28/17	385	382,901
5.95%, 12/28/17	600	579,874
Morgan Stanley, Senior Unsecured Notes
6.75%, 4/15/11	50	52,411
Student Loan Marketing Corp., Senior Unsecured Notes
5.13%, 8/27/12	125	96,441
Student Loan Marketing Corp., Unsecured Notes
5.40%, 10/25/11	75	60,576

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	MARCH 31, 2008

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
Travelport LLC, Senior Unsecured Notes
9.88%, 9/01/14	$5	$4,487
UnitedHealth Group, Inc., Unsecured Notes
5.80%, 3/15/36	70	57,695

		5,436,070

Food & Agriculture — 0.4%
Kraft Foods, Inc., Senior Unsecured Notes
6.50%, 8/11/17	130	133,373
7.00%, 8/11/37	100	99,988
6.88%, 2/01/38	100	98,410

		331,771

Insurance — 1.3%
ASIF Global Financing, Unsecured Notes
3.90%, 10/22/08(e)	65	64,807
CHUBB Corp., Senior Unsecured Notes
6.00%, 5/11/37	100	89,791
Lincoln National Corp., Senior Unsecured Notes
6.30%, 10/09/37	75	67,796
MetLife, Inc., Junior Subordinated Debentures
6.40%, 12/15/36	75	59,598
MetLife, Inc., Senior Unsecured Notes
5.70%, 6/15/35	355	315,800
Prudential Financial, Inc., Senior Notes
6.63%, 12/01/37	460	454,360

		1,052,152

Manufacturing — 0.2%
Belvoir Land LLC, Unsecured Notes
5.27%, 12/15/47(e)	25	20,892
Georgia-Pacific Corp., Senior Unsecured Notes
7.13%, 1/15/17(e)	55	50,875
Honeywell International, Inc., Senior Debentures
6.63%, 6/15/28	105	114,821

		186,588

Medical & Medical Services — 1.2%
Abbott Laboratories, Senior Unsecured Notes
6.15%, 11/30/37	250	258,315
Bio-Rad Laboratories, Inc., Senior Subordinated Notes
7.50%, 8/15/13	5	5,012
6.13%, 12/15/14	15	14,325
CVS Caremark Corp., Senior Unsecured Notes
6.25%, 6/01/27	200	199,316
Johnson & Johnson, Unsecured Notes
5.95%, 8/15/37	150	159,085
Schering-Plough Corp., Senior Unsecured Notes
6.55%, 9/15/37	400	385,216

		1,021,269

Metal & Mining — 0.2%
AK Steel Corp., Senior Unsecured Notes
7.75%, 6/15/12	15	15,131
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes
8.25%, 4/01/15	35	36,925
8.38%, 4/01/17	65	68,981

		121,037

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%, 6/04/08	5	5,002

Oil & Gas — 1.3%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.95%, 9/15/16	250	258,537
6.45%, 9/15/36	400	407,341
Chesapeake Energy Corp., Senior Unsecured Notes
6.38%, 6/15/15	10	9,700
6.25%, 1/15/18	5	4,775
6.88%, 11/15/20	10	9,700
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%, 11/15/15	5	5,155
Devon Energy Corp., Senior Debentures
7.95%, 4/15/32	50	61,658
Enterprise Products Operating LP, Senior Unsecured Notes
4.95%, 6/01/10	50	51,013
Sabine Pass LNG LP, Notes
7.50%, 11/30/16	20	19,300
Tennessee Gas Pipeline Co., Senior Debentures
7.00%, 10/15/28	15	14,946
Transcontinental Gas Pipeline Corp., Senior Notes
8.88%, 7/15/12	30	34,125
Transocean, Inc., Senior Unsecured Notes
6.80%, 3/15/38	200	204,312

		1,080,562

Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co., Unsecured Notes
5.88%, 11/15/36	175	169,228
Eli Lilly & Co., Unsecured Notes
5.55%, 3/15/37	500	480,548
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes
6.15%, 2/01/36	250	243,704
Wyeth, Unsecured Notes
5.95%, 4/01/37	450	439,675

		1,333,155

Real Estate — 0.3%
American Real Estate Partners LP, Senior Unsecured Notes
7.13%, 2/15/13	130	117,975
The Rouse Co., Senior Unsecured Notes (REIT)
6.75%, 5/01/13(e)	75	64,633
The Rouse Co., Unsecured Notes (REIT)
5.38%, 11/26/13	125	97,851

		280,459

Retail Merchandising — 1.0%
Target Corp., Senior Unsecured Notes
6.50%, 10/15/37	150	145,035
7.00%, 1/15/38	250	256,965
Wal-Mart Stores, Inc., Senior Unsecured Notes
6.50%, 8/15/37	375	393,755

		795,755

Telecommunications — 3.0%
AT&T Broadband Corp., Unsecured Notes
8.38%, 3/15/13	120	133,300
AT&T, Inc., Unsecured Notes
6.50%, 9/01/37	500	494,596
6.30%, 1/15/38	875	846,059
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%, 7/15/13	5	4,912
Citizens Communications Co., Senior Unsecured Notes
6.25%, 1/15/13	20	18,100

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	65

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Telecommunications (Continued)
Embarq Corp., Unsecured Notes
8.00%, 6/01/36	$100	$91,326
New England Telephone & Telegraph Co., Debentures
7.88%, 11/15/29	25	27,407
New Jersey Bell Telephone, Debentures
7.85%, 11/15/29	45	49,475
PanAmSat Corp., Senior Debentures
6.88%, 1/15/28	30	23,700
Qwest Communications International, Inc., Senior Unsecured Notes
7.50%, 2/15/14	55	51,700
Qwest Corp., Unsecured Notes
6.05%, 6/15/13	30	27,000
Verizon Communications, Inc., Senior Unsecured Notes
6.40%, 2/15/38	125	121,696
Verizon Communications, Inc., Unsecured Notes
6.25%, 4/01/37	500	477,331
Windstream Corp., Senior Unsecured Notes
8.13%, 8/01/13	35	34,388
8.63%, 8/01/16	40	39,300

		2,440,290

Transportation — 0.8%
Overseas Shipholding Group, Inc., Senior Unsecured Notes
7.50%, 2/15/24	15	13,087
United Parcel Service, Inc., Senior Unsecured Notes
6.20%, 1/15/38	600	641,798

		654,885

Waste Management — 0.0%
Aleris International, Inc., Senior Unsecured Notes
9.00%, 12/15/14(i)	15	10,950

Yankee — 5.5%
Banks — 0.5%
Bank of Scotland Plc (United Kingdom), Mortgage Notes
5.00%, 11/21/11(d)(e)	365	383,914

Energy & Utilities — 0.9%
ConocoPhillips Funding Co. (Canada), Unsecured Notes
5.95%, 10/15/36(d)	550	559,110
Suncor Energy, Inc. (Canada), Unsecured Notes
6.50%, 6/15/38(d)	200	197,293

		756,403

Finance — 0.6%
Covidien International Finance SA (Luxembourg), Notes
6.55%, 10/15/37(d)(e)	325	332,163
EDP Finance BV (Netherlands) Senior Notes
6.00%, 2/26/18(d)(e)	100	102,149
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes
10.75%, 12/01/15(d)(e)	25	25,500

		459,812

Food & Agriculture — 0.3%
Tesco Plc (United Kingdom), Unsecured Notes
6.15%, 11/15/37(d)(e)	225	218,045

Government — 0.4%
AID-Israel (Israel), Unsecured Notes
5.50%, 9/18/23(d)	325	365,562

Metal & Mining — 0.3%
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%, 4/01/14(d)	68	73,137
Teck Cominco Ltd. (Canada), Senior Unsecured Notes
6.13%, 10/01/35(d)	200	170,977

		244,114

Oil & Gas — 0.7%
Canadian Natural Resources Ltd. (Canada), Unsecured Notes
6.75%, 2/01/39	225	231,041
Compton Petroleum Finance Corp. (Canada), Senior Notes
7.63%, 12/01/13(d)	5	4,787
EnCana Corp. (Canada), Senior Unsecured Notes
6.30%, 11/01/11(d)	70	74,432
EnCana Corp. (Canada), Unsecured Notes
6.63%, 8/15/37(d)	175	177,303
Gaz Capital Corp. (Russia), Unsecured Notes
7.29%, 8/16/37(d)(e)	100	91,215

		578,778

Paper & Forest Products — 0.0%
Bowater Finance Corp. (Canada), Senior Unsecured Notes
7.95%, 11/15/11(d)	10	6,850
Domtar Corp. (Canada), Unsecured Notes
7.13%, 8/15/15(d)	20	18,850

		25,700

Telecommunications — 1.8%
Rogers Wireless, Inc. (Canada), Senior Secured Notes
7.50%, 3/15/15(d)	25	26,265
Telecom Italia Capital (Italy), Senior Unsecured Notes
6.00%, 9/30/34(d)	315	266,234
Telecom Italia Capital (Italy), Unsecured Notes
5.25%, 10/01/15(d)	100	90,851
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
6.42%, 6/20/16(d)	75	76,869
7.05%, 6/20/36(d)	375	392,080
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.00%, 12/16/13(d)	40	39,186
6.15%, 2/27/37(d)	650	605,862

		1,497,347

Total Corporate Bonds
(Cost $30,951,990)		30,254,334

	Shares
Short Term Investment — 17.8%
Galileo Money Market Fund, 2.56%(j)
(Cost $14,581,946)	14,581,946	14,581,946

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Purchased — 0.4%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.280%, Expires 11/19/10	70	(k)	$48,316
Barclays Capital, Strike Rate 5.780%, Expires 8/09/10	150	(k)	143,277
Chase Securities, Strike Rate 5.335%, Expires 11/16/10	80	(k)	57,225
Chase Securities, Strike Rate 5.860%, Expires 8/15/11	100	(k)	90,330

Total Call Options Purchased
(Cost $165,903)			339,148

Put Options Purchased — 0.2%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.280%, Expires 11/19/10	70	(k)	27,491
Barclays Capital, Strike Rate 5.780%, Expires 8/09/10	150	(k)	34,616
Chase Securities, Strike Rate 5.335%, Expires 11/16/10	80	(k)	29,978
Chase Securities, Strike Rate 5.860%, Expires 8/15/11	100	(k)	30,246

Total Put Options Purchased
(Cost $165,903)			122,331

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 104.6%
(Cost $86,555,834*)			85,721,351

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (1.1)%
Federal National Mortgage Assoc. 30 Year, 6.00%, 4/01/38	$(500)		(512,030)
Government National Mortgage Assoc. I 30 Year, 5.50%, 4/01/38	(400)		(407,624)

Total Mortgage Pass-Through TBA Sale Commitments

(Proceeds $910,797)			(919,654)

	Contracts
Put Options Written — 0.0%
Citibank, Strike Price $112, Expires 5/23/08	(6)		(469)
Salomon Brothers, Strike Price $97.625, Expires 6/16/08	(4)		(1,075)
Total Put Options Written

(Premiums received $7,012)			(1,544)

Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 103.5%
(Cost $85,638,025)			84,800,153
Liabilities in Excess of Other Assets — (3.5)%			(2,905,926)

Net Assets — 100.0%			$81,894,227

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$86,562,478

Gross unrealized appreciation	$1,010,580
Gross unrealized depreciation	(1,851,707)

Net unrealized depreciation	$(841,127)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/ or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(c)	All or a portion of security, with a market value of $1,294,827 has been pledged as collateral for reverse repurchase agreements.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	The rate shown is the effective yield as of report date.
(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Investors, Inc.,
Series 99-C1, Class A2	$101,588	$9,147	$—	$1,404
(h)	All or a portion of security, with a market value of $1,173,355 has been pledged as collateral in connection with open financial futures contracts.
(i)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(j)	Represents current yield as of report date.
(k)	One contract represents a notional amount of $10,000.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	67

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

•	Reverse repurchase agreements outstanding as of March 31, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Lehman Brothers	4.75%	12/17/07	TBD	$579,925	$572,000
Lehman Brothers	4.75%	12/17/07	TBD	$520,107	$513,000
Lehman Brothers	4.75%	12/17/07	TBD	$200,743	$198,000

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
18	U.S. Treasury Notes (2 Year)	June 2008	$3,863,813	$(5,154)
308	U.S. Treasury Bond	June 2008	$36,589,437	526,544
12	Euro Dollar Futures	December 2008	$2,935,200	5,499
2	Euro Dollar Futures	June 2009	$488,150	(294)

Total Net Unrealized Appreciation				$526,595

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
81	U.S. Treasury Notes (5 Year)	June 2008	$9,252,984	$(11,413)
16	U.S. Treasury Bonds (10 Year)	June 2008	$1,903,250	4,879
2	Euro Dollar Futures	June 2010	$483,625	858

Total Net Unrealized Depreciation				$(5,676)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Bank of America Aaa 10 Yr Index and pay a fixed rate
Broker, Bank of America Expires, August 2008	$1,325,000	$32,594
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, April 2009	1,300,000	(57,700)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	1,200,000	45,898
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2009	1,200,000	47,160
Pay a fixed rate of 3.66% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, January 2010	1,000,000	(19,289)
Pay a fixed rate of 3.57% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, January 2010	1,100,000	(19,124)
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2011	300,000	25,714
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, Bank of America Expires, December 2011	500,000	41,142
Pay a fixed rate of 5.05% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, February 2012	1,700,000	(128,917)
Receive a fixed rate of 4.96% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, September 2012	2,500,000	186,676
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, November 2012	2,300,000	135,411
Pay a fixed rate of 4.35% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2012	800,000	(47,934)
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2012	7,000,000	384,675

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2013	$6,300,000	$(27,959)
Receive a fixed rate of 5.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2017	300,000	26,235
Pay a fixed rate of 5.76% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2017	700,000	(98,890)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, September 2017	450,000	46,087
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	800,000	(104,604)
Pay a fixed rate of 4.58% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, December 2017	1,100,000	(60,409)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, April 2027	200,000	25,699
Receive a fixed rate of 5.14% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, December 2027	600,000	53,555
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, December 2027	600,000	(49,909)
Pay a fixed rate of 5.05% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, November 2037	700,000	(56,210)
Pay a fixed rate of 5.06% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, December 2037	100,000	(8,092)
Pay a fixed rate of 5.06% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2037	100,000	(8,111)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, February 2038	100,000	10,790
Pay a fixed rate of 4.77% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, January 2038	400,000	(7,899)
Pay a fixed rate of 4.79% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, January 2038	300,000	(7,018)

Total		$359,571

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	69

Schedule of Investments March 31, 2008 (Unaudited)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks — 0.7%
Government — 0.7%
Federal Home Loan Mortgage Corp.,
8.38%, 12/31/49	387,700	$9,459,880
Federal National Mortgage Assoc.,
8.25%, 12/31/49	528,075	12,700,204

		22,160,084

Telecommunications — 0.0%
Centaur Funding Corp., 0.00%(a)	205	193,276

Total Preferred Stocks
(Cost $23,111,267)		22,353,360

	Par (000)
Trust Preferred Stocks — 3.8%
Banks — 2.0%
Bank of America Corp., Depositary Shares,
8.00%(b)	$11,130	11,143,356
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(c)	10,110	9,962,121
JPMorgan Chase Capital XXV, Captial Securities,
6.80%, 10/01/37	20,475	18,707,537
Mellon Captial IV, Capital Securities,
6.24%(b)(c)	4,825	3,726,193
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(b)(c)	1,390	1,379,810
Wachovia Corp., Preferred Stock,
7.98%(b)(c)(d)	17,125	16,825,312

		61,744,329

Finance — 0.4%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(b)(c)(d)	12,185	8,116,428
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(b)(c)	1,270	803,275
NB Capital Trust IV, Capital Securities,
8.25%, 4/15/27	125	128,434
ZFS Finance (USA) Trust V, Capital Securities,
6.50%, 5/09/37(a)(c)	4,380	3,952,670

		13,000,807

Insurance — 0.7%
Allstate Corp., Junior Subordinated Debentures,
6.13%, 5/15/37(c)	2,700	2,486,133
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(c)	6,575	6,124,488
Lincoln National Corp., Capital Securities,
6.05%, 4/20/67(c)(d)	3,000	2,622,972
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(c)	5,440	4,844,978
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(c)	7,625	6,725,433

		22,804,004

Yankee — 0.7%
Banks — 0.3%
Barclays Bank Plc (United Kingdom), Unsecured Notes, 7.43%(a)(b)(c)(e)	4,600	4,158,787
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock, 6.99%(a)(b)(c)(d)(e)	4,550	3,862,495

		8,021,282

Finance — 0.4%
Credit Suisse (Guernsey), Unsecured Notes, 5.86%, 5/15/17(c)(e)	15,320	12,978,016

Total Trust Preferred Stocks
(Cost $131,643,679)		118,548,438

U.S. Government & Agency Obligations — 2.5%
Federal Home Loan Mortgage Corp., Unsecured Notes, 4.63%, 5/28/13	7,375	7,394,182
Overseas Private Investment Corp.,
4.09%, 5/29/12	364	374,651
4.30%, 5/29/12	1,022	1,095,562
4.64%, 5/29/12	769	836,377
4.68%, 5/29/12	435	452,705
4.87%, 5/29/12	3,299	3,623,852
5.40%, 5/29/12	395	408,921
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18(f)	2,850	1,866,545
6.30%, 10/15/18(f)	2,850	1,838,717
U.S. Treasury Bonds,
5.00%, 5/15/37(g)	5,285	5,912,182
U.S. Treasury Inflation Protected Notes,
2.50%, 7/15/16	75	88,291
2.38%, 1/15/25(d)(g)	5,400	6,578,334
U.S. Treasury Notes,
3.50%, 2/15/18(h)	47,500	47,774,598

Total U.S. Government & Agency Obligations
(Cost $76,738,900)		78,244,917

Mortgage Pass-Throughs — 65.7%
Federal Home Loan Mortgage Corp. ARM,
4.97%, 10/01/35(c)	12,153	12,338,872
5.75%, 4/01/37(c)	17,141	17,455,354
Federal Home Loan Mortgage Corp. Gold,
4.00%, 7/01/10-5/01/19(d)	5,495	5,519,714
5.50%, 3/01/11-1/01/38	87,739	88,817,642
6.00%, 10/01/11-12/01/32(g)	9,641	9,945,323
6.50%, 6/01/13-10/01/34	1,328	1,387,751
8.00%, 11/01/15-10/01/25	12	13,210
5.00%, 1/01/18-6/01/36(d)	19,656	19,909,837
7.00%, 3/01/25-5/01/31	211	224,456
7.50%, 7/01/26-3/01/32	158	170,556
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
5.00%, 4/01/22	56,200	56,744,578
4.50%, 4/01/23	19,000	18,881,250

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs (Continued)
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 4/01/38	$77,000	$77,746,130
Federal National Mortgage Assoc.,
6.50%, 6/01/08-7/01/37	118,190	122,796,184
7.00%, 11/01/08-8/01/36	4,133	4,360,442
5.50%, 6/01/11-5/01/37(d)	268,327	272,515,887
6.00%, 9/01/11-5/01/37	32,381	33,372,119
4.00%, 6/01/14-3/01/20(i)	23,682	23,187,493
5.00%, 1/01/18-2/01/36(d)	183,418	182,409,465
4.50%, 7/01/35-7/01/37	34,994	33,762,857
5.90%, 5/01/37(c)	9,047	9,188,655
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 4/01/23	33,600	33,421,584
6.00%, 4/01/23	22,400	23,050,944
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 4/01/38	56,500	55,917,485
5.50%, 4/01/38	269,600	272,128,848
6.00%, 4/01/38	16,600	16,999,396
6.50%, 4/01/38	5,300	5,487,143
Federal National Mortgage Assoc. ARM,
6.40%, 1/01/31(c)	2,895	3,063,782
Government National Mortgage Assoc. I,
7.00%, 3/15/13-2/15/33	1,762	1,876,248
6.00%, 11/15/14-12/20/37	13,716	14,174,523
9.00%, 7/15/18	3	3,335
6.50%, 3/15/24-5/15/35	92,217	96,254,014
7.50%, 11/15/29	2	1,837
5.50%, 3/15/32-8/20/36(i)	55,610	56,699,969
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 4/01/38-5/01/38	89,500	89,337,210
5.50%, 4/01/38-5/01/38	108,300	110,307,041
6.00%, 4/01/38	91,400	94,253,672
6.50%, 4/01/38	95,800	99,362,802
Government National Mortgage Assoc. II,
6.00%, 11/20/33	1,224	1,265,964
5.50%, 3/20/36	54,410	55,455,731
Government National Mortgage Assoc. II 30 Year TBA,
6.50%, 4/01/38	19,800	20,573,388

Total Mortgage Pass-Throughs
(Cost $2,013,954,852)		2,040,382,691

Collateralized Mortgage Obligations — 20.3%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19	7,238	6,871,985
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(c)	44,999	40,309,777
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.76%, 3/25/37(c)	45,769	43,409,910
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	21,631	19,346,339
Countrywide Alternative Loan Trust, Series 05-20CB, Class 3A3,
5.50%, 7/25/35	4,281	4,134,222
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
5.20%, 8/25/46(c)	3,312	2,517,119
Countrywide Home Loans, Series 03-56, Class 4A1,
4.93%, 12/25/33(c)	20,594	18,788,493
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.80%, 4/25/46(c)	3,804	2,852,778
Countrywide Home Loans, Series 06-OA5, Class 3A1,
2.80%, 4/25/46(c)	7,578	5,756,419
Countrywide Home Loans, Series 07-16, Class A1,
6.50%, 10/25/37	15,800	15,572,529
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37	15,987	14,272,227
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	5,529	5,025,019
Federal Home Loan Mortgage Corp., Series 1591, Class PK,
6.35%, 10/15/23	5,169	5,448,384
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(j)	10,744	2,304,165
Federal Home Loan Mortgage Corp., Series 235 (IO),
5.50%, 2/01/36(j)	23,950	5,206,323
Federal Home Loan Mortgage Corp., Series 2529, Class MB,
5.00%, 11/15/17	8,292	8,586,852
Federal Home Loan Mortgage Corp., Series 2594, Class TV,
5.50%, 3/15/14	5,272	5,505,738
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	12,297	12,627,969
Federal Home Loan Mortgage Corp., Series 2996, Class MK,
5.50%, 6/15/35	136	140,662
Federal Home Loan Mortgage Corp., Series 3200, Class AD,
5.50%, 5/15/29	40,341	41,160,186
Federal Home Loan Mortgage Corp., Series 3204, Class C,
5.50%, 4/15/29	8,817	8,997,707
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	13,775	14,040,810
Federal Home Loan Mortgage Corp., Series 3295, Class FA,
3.22%, 3/15/37(c)	14,549	13,929,802
Federal Home Loan Mortgage Corp., Series 3339, Class JF,
3.23%, 7/15/37(c)	16,758	15,967,213
Federal National Mortgage Assoc., Series 96-48, Class Z,
7.00%, 11/25/26	2,687	2,852,266
Federal National Mortgage Assoc., Series 04-28, Class PB,
6.00%, 8/25/28	6,042	6,102,543
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34	10,033	10,512,400
Federal National Mortgage Assoc., Series 07-21, Class FC,
2.96%, 3/25/37(c)	10,812	10,347,390

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	71

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Federal National Mortgage Assoc., Series 07-75, Class JF,
3.59%, 8/25/37(c)	$19,006	$18,140,004
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(j)	30,884	6,783,390
Homebanc Mortgage Trust, Series 05-4, Class A1,
2.87%, 10/25/35(c)	9,142	7,179,538
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	2,656	2,408,509
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	2,350	2,116,079
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
2.66%, 7/25/36(c)	9,102	8,528,226
Residential Accredit Loans, Inc., Series 06-QS2, Class 2B1,
2.82%, 2/25/46(c)	6,291	4,777,577
Residential Accredit Loans, Inc., Series 07-QO3, Class A1,
2.76%, 3/25/47(c)	4,232	3,465,374
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
11.00%, 2/17/17(j)	126	28,110
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(j)	132	124,079
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO),
0.00%, 3/06/17(j)	86	22,870
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO),
11.50%, 3/06/17(j)	86	79,998
Salomon Brothers Mortgage Securities VI, Series 87-3, Class A (PO),
13.00%, 10/23/17(j)	36	34,612
Summit Mortgage Trust, Series 00-1, Class B1,
6.66%, 12/28/12(a)(c)(k)	20	19,652
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18 Class 1A1,
5.35%, 1/25/37(c)	9,670	9,099,459
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(c)	58,699	55,530,875
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(c)	33,782	31,885,758
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
5.10%, 5/25/47(c)	4,528	3,848,904
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
5.08%, 6/25/47(c)	7,665	6,127,839
Wells Fargo Mortgage Backed Securities Trust, Series 04-K, Class 1A2,
4.47%, 7/25/34(c)	20,983	19,804,079
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(c)	36,024	33,727,020
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(c)	7,163	6,742,351
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR15, Class A1,
5.34%, 10/25/36(c)	11,649	11,045,632
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR18, Class 2A1,
5.72%, 11/25/36(c)	30,413	28,024,734
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.11%, 3/25/36(c)	235	224,912
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR3, Class A4,
5.70%, 3/25/36(c)	29,280	27,386,563

Total Collateralized Mortgage Obligations
(Cost $651,655,107)		629,743,371

Commercial Mortgage Backed Securities — 22.9%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	11,960	12,244,479
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43	22,670	22,290,738
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
4.99%, 11/10/42(c)	13,880	13,655,938
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	13,781	13,485,834
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.69%, 4/10/49(c)	16,575	16,456,081
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41	4,540	4,469,847
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(c)	77,754	73,250,323
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO),
1.20%, 4/19/15(j)	3,297	93,888
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32	9,534	9,787,277
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32	5,737	5,940,357
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	8,200	8,189,422
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.70%, 6/10/17(c)	6,825	6,772,151
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO),
1.47%, 6/20/29(a)(j)	7,872	382,978
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO),
0.21%, 1/17/35(j)	2,673	19,092
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CG1, Class B1,
6.91%, 6/10/31	16,991	17,021,203
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	16,079	16,659,979

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	$30,725	$31,318,629
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(c)	10,962	10,318,607
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	9,820	10,242,811
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2,
6.56%, 11/18/08	1,595	1,590,764
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	14,170	14,474,182
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36	16,200	16,292,847
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	6,569	6,706,024
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	15,678	16,213,991
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	10,610	11,009,603
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	18,900	19,551,050
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class A2,
6.47%, 4/15/34	16,677	17,066,783
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.30%, 5/10/40(c)	18,085	17,956,499
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C3, Class A3,
4.65%, 4/10/40	1,840	1,800,595
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A2,
6.62%, 10/18/30	14	13,592
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	3,498	3,493,655
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38	640	649,075
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36	5,255	5,216,691
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	1,250	1,216,184
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	14,370	14,610,594
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35	16,870	17,316,586
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	18,750	18,610,125
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49(c)	7,875	7,821,797
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 2/15/51	6,435	6,366,142
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class X (IO),
0.48%, 10/15/35(j)	12,775	89,488
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 10/15/32	83	84,094
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.21%, 4/15/30(c)	7,250	6,411,759
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C7, Class A3,
5.35%, 11/15/38	21,575	21,036,138
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(c)	20,500	20,440,644
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	19,175	18,597,833
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4,
5.24%, 11/12/35(l)	7,100	6,998,021
Merrill Lynch Mortgage Trust, Series 06-C2, Class A4,
5.74%, 8/12/43(c)(l)	23,695	23,756,308
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
5.83%, 7/12/17(c)(l)	8,150	7,505,699
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	8,650	8,688,831
Morgan Stanley Capital I, Inc., Series 06-HE2, Class A2A,
2.67%, 3/25/36(c)	996	945,794
Morgan Stanley Capital I, Inc., Series 06-HE5, Class A2A,
2.67%, 8/25/36(c)	7,297	7,166,830
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.63%, 4/12/49(c)	2,845	2,805,534
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.81%, 12/12/49	11,975	11,872,084
Prudential Mortgage Capital Funding, LLC, Series 01-C1, Class A2,
6.61%, 5/10/34	16,800	17,279,494
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(a)(c)	4,880	4,806,859
Structured Asset Securities Corp., Series 92-C1, Class A1 (IO),
6.70%, 2/25/28(j)	4,108	20,915
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.73%, 4/25/37	24,698	23,386,228

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	73

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6,
5.13%, 8/15/35	$18,000	$17,410,417
Wachovia Bank Commercial Mortgage Trust, Series 06-C27, Class A3,
5.77%, 7/15/45	2,145	2,147,193
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	40,775	39,531,061
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(a)	742	738,078

Total Commercial Mortgage Backed Securities
(Cost $728,898,301)		712,295,715

Certificate of Deposit — 0.1%
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost $3,795,000)	3,795	3,811,170

Asset Backed Securities — 10.5%
Ace Securities Corp., Series 06-HE1, Class A2A,
2.68%, 2/25/36(c)	488	486,348
Bank One Issuance Trust, Series 03, Class A3,
2.93%, 12/15/10(c)	24,225	24,224,835
Capital Auto Receivables Asset Trust, Series 05-1, Class A4,
4.05%, 7/15/09	1,274	1,274,539
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(a)(c)	866	867,039
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A3,
5.31%, 10/20/09(a)	26,150	26,305,797
Carrington Mortgage Loan Trust, Series 06-FRE1, Class A1,
2.66%, 7/25/36(c)	2,079	2,066,872
Chase Issuance Trust, Series 05, Class A5,
2.84%, 2/15/12(c)	5,805	5,743,826
Chase Issuance Trust, Series 06, Class A3,
2.81%, 7/15/11(c)	19,270	19,078,975
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	20,600	21,297,730
Citibank Credit Card Issuance Trust, Series 03, Class A6,
2.90%, 5/17/10	17,560	17,560,904
Citibank OMNI Master Trust, Series 07, Class A9,
3.70%, 12/23/13(a)(c)	23,290	23,284,178
Countrywide Certificates, Series 04-14, Class A4,
2.88%, 6/25/35(c)	1,289	1,258,971
Countrywide Certificates, Series 06-3, Class 2A1,
2.67%, 6/25/36(c)	393	391,923
Countrywide Certificates, Series 06-8, Class 2A1,
2.63%, 4/25/28(c)	6,210	6,026,054
Goldman Sachs Home Equity Trust, Series 06-10, Class AV1,
2.68%, 6/25/36(c)	6,453	6,235,097
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
3.21%, 3/25/36(c)	15,015	13,223,793
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
2.65%, 6/25/36(c)	279	256,434
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.77%, 11/19/36(c)	7,555	5,750,482
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.71%, 7/25/37(c)	13,566	12,812,962
Lehman XS Trust, Series 05-5N, Class 3A2,
2.96%, 11/25/35(c)	10,369	6,722,344
Maryland Trust, Series 06-I, Class A,
5.55%, 12/10/65(a)	18,935	15,905,400
MBNA Credit Card Master Notes Trust, Series 98-E, Class A,
4.40%, 9/15/10(c)	20,210	20,223,852
MBNA Credit Card Master Notes Trust, Series 03, Class A7,
2.65%, 11/15/10	20,000	19,985,554
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	19,900	20,191,843
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4,
2.81%, 9/15/11(c)	27,000	26,752,696
Novastar Home Equity Loan, Series 06-2, Class A2A,
2.65%, 6/25/36(c)	372	370,856
Option One Mortgage Loan Trust, Series 07-5, Class 2A1,
2.69%, 5/25/37(c)	18,813	18,048,646
Structured Mortgage Loan Trust, Series 05-19XS, Class 1A1,
2.92%, 10/25/35(c)	6,787	5,365,167
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1,
5.08%, 1/25/18(c)	3,451	3,445,644

Total Asset Backed Securities
(Cost $332,413,936)		325,158,761

Collateralized Debt Obligations — 0.2%
Small Business Administration Participation Certificates, Series 92-20H, Class 1,
7.40%, 8/01/12	20	20,308
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	580	605,648
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	630	658,853
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1, Series 03-10A, Class 1,
4.63%, 3/10/13	5,722	5,731,683

Total Collateralized Debt Obligations
(Cost $6,962,210)		7,016,492

Corporate Bonds — 20.4%
Banks — 4.0%
Bank of America Corp., Senior Unsecured Notes,
5.63%, 10/14/16(d)	6,275	6,398,743
6.00%, 9/01/17	13,000	13,667,836
5.75%, 12/01/17	12,210	12,635,433
Bank of America Corp., Subordinated Notes,
6.25%, 4/01/08	1,385	1,385,000
BankBoston N.A., Subordinated Bank Notes,
6.38%, 4/15/08	675	675,623

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Banks (Continued)
Citigroup, Inc., Depositary Shares,
0.01%, 12/31/49	$214	$5,156,580
Citigroup, Inc., Unsecured Notes,
3.63%, 2/09/09	1,080	1,077,175
4.13%, 2/22/10	4,500	4,456,904
4.63%, 8/03/10	4,505	4,502,270
JPMorgan Chase & Co., Senior Notes,
2.63%, 6/30/08	2,836	2,829,687
JPMorgan Chase & Co., Senior Unsecured Notes,
3.63%, 5/01/08	2,509	2,508,606
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17(d)	11,975	12,511,121
SunTrust Bank, Inc., Senior Unsecured Notes,
4.00%, 10/15/08	3,000	2,995,830
UBS AG, Senior Notes,
5.88%, 12/20/17	15,300	15,638,558
Wachovia Bank N.A., Senior Bank Notes,
4.38%, 8/15/08	3,325	3,324,997
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	5,150	4,771,588
Wachovia Corp.,
8.00%, 12/17/49	695	17,166,500
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	3,970	4,036,263
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10	6,825	7,008,245
4.88%, 1/12/11	2,680	2,726,503

		125,473,462

Broadcasting — 0.3%
News America Holdings, Inc., Senior Debentures,
8.50%, 2/23/25	1,900	2,203,375
News America, Inc., Senior Debentures,
7.75%, 1/20/24-12/01/45	1,395	1,532,743
7.13%, 4/08/28	1,175	1,222,221
7.63%, 11/30/28	2,010	2,198,540
8.45%, 8/01/34	840	1,005,105
6.75%, 1/09/38	30	31,401
8.25%, 10/17/96	45	49,491

		8,242,876

Computer & Office Equipment — 0.2%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17(d)	6,860	7,186,268

Computer Software & Services — 0.0%
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16	50	49,974

Energy & Utilities — 1.1%
CenterPoint Energy Resources Corp., Senior Unsecured Notes,
6.15%, 5/01/16	2,100	2,163,118
CenterPoint Energy Resources Corp., Unsecured Notes,
7.88%, 4/01/13	205	227,728
Detroit Edison Co., Senior Notes,
6.35%, 10/15/32	5	5,060
Detroit Edison Co., Senior Secured Notes,
6.13%, 10/01/10	210	222,460
Dominion Resources, Inc., Senior Unsecured Notes,
6.25%, 6/30/12	60	63,846
Energy East Corp., Unsecured Notes,
6.75%, 7/15/36	2,125	2,063,970
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35	2,225	1,934,195
5.95%, 2/01/38	4,275	4,290,651
Florida Power Corp., First Mortgage Bonds,
5.90%, 3/01/33	550	530,123
MidAmerican Energy Holdings Co. Bonds,
5.95%, 5/15/37	4,625	4,332,311
6.50%, 9/15/37	4,975	4,985,821
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	3,975	4,016,233
Southern Califonia Edison Co., First Mortgage Bonds,
5.95%, 2/01/38	2,000	2,004,532
Tenaska Alabama II Partners LP, Senior Secured Notes,
6.13%, 3/30/23(a)	127	129,002
Transocean, Inc., Senior Unsecured Notes,
6.00%, 3/15/18	1,281	1,317,669
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17	2,100	2,238,776
6.75%, 8/01/37	4,065	4,347,692

		34,873,187

Entertainment & Leisure — 0.7%
Comcast Cable Holdings LLC, Senior Debentures,
9.80%, 2/01/12	260	296,552
7.88%, 8/01/13-2/15/26	2,855	3,021,671
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	1,315	1,340,938
Comcast Corp., Unsecured Notes,
6.50%, 1/15/17-11/15/35	6,705	6,628,518
6.95%, 8/15/37	6,375	6,387,782
Time Warner Cable, Inc., Debentures,
6.55%, 5/01/37	4,000	3,775,924
Time Warner Cos., Inc., Senior Debentures,
9.13%, 1/15/13	605	678,037
8.05%, 1/15/16	70	74,644
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	1,080	1,110,607

		23,314,673

Finance — 6.8%
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
4.33%, 7/19/10(c)	4,220	3,803,245
6.95%, 8/10/12	11,555	11,560,697
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.75%, 5/15/12	3,290	3,419,425
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10	42,850	44,821,614
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(c)	7,900	7,730,300
General Electric Capital Corp., Unsecured Notes,
4.13%, 9/01/09	125	126,619
6.15%, 8/07/37	9,000	8,986,959

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	75

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	$17,285	$17,185,836
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
7.88%, 8/15/10(d)	2,307	2,362,110
5.75%, 7/18/11	3,375	3,316,879
6.20%, 9/26/14	9,460	9,330,625
4.50%, 9/15/22(c)	5,075	4,670,878
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(d)	9,425	9,060,394
Lehman Brothers Holdings, Inc., Unsecured Notes,
3.23%, 5/25/10(c)(d)	10,170	9,098,041
5.25%, 2/06/12	2,545	2,455,762
6.00%, 7/19/12	900	888,306
Morgan Stanley, Senior Notes,
4.79%, 1/09/12(c)	45,640	42,031,154
5.63%, 1/09/12	250	251,869
5.55%, 4/27/17	660	620,675
6.25%, 8/28/17	8,725	8,677,431
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	2,150	2,253,654
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	2,640	2,648,459
Pricoa Global Funding, Inc., Senior Secured Notes,
4.35%, 6/15/08(a)	2,735	2,739,535
Student Loan Marketing Corp., Senior Unsecured Notes,
2.94%, 5/12/08(a)(c)	550	549,008
3.49%, 7/26/10(c)	3,020	2,378,301
Student Loan Marketing Corp., Unsecured Notes,
4.00%, 1/15/09	6,010	5,411,554
5.38%, 1/27/14(c)	6,640	4,650,530

		211,029,860

Food & Agriculture — 0.3%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	10,040	10,300,528

Industrial — 0.0%
Osprey Trust/Osprey, Inc., Senior Secured Notes,
0.00%, 1/15/03(a)(c)(m)(n)	2,375	498,750

Insurance — 1.1%
Hartford Life Global Funding Trust, Secured Notes,
2.97%, 9/15/09(c)	8,880	8,870,934
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(c)	6,400	5,085,696
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34	900	871,952
Monumental Global Funding II, Unsecured Notes,
3.00%, 6/16/10(a)(c)	16,090	15,806,012
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(a)	2,000	2,015,164
WellPoint, Inc., Unsecured Notes,
5.95%, 12/15/34	1,905	1,683,256

		34,333,014

Manufacturing — 0.1%
Belvoir Land LLC, Unsecured Notes,
5.27%, 12/15/47(a)	2,025	1,692,252

Medical & Medical Services — 0.4%
Amgen, Inc., Senior Unsecured Notes,
5.13%, 11/28/08(c)	10,995	10,989,151

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes,
4.05%, 6/04/08	205	205,076

Oil & Gas — 0.7%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16	7,900	8,169,769
6.45%, 9/15/36	3,970	4,042,862
Atlantic Richfield Co., Debentures,
9.13%, 3/01/11	4,960	5,770,965
Devon Financing Corp., Senior Unsecured Notes,
7.88%, 9/30/31	900	1,105,850
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	1,815	1,854,133

		20,943,579

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Debentures,
6.88%, 8/01/97	559	558,522
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	4,050	3,916,431
Merck & Co., Inc., Senior Debentures,
6.40%, 3/01/28	1,000	1,088,680
Wyeth, Unsecured Notes,
5.50%, 2/15/16	75	76,475

		5,640,108

Railroad & Shipping — 0.1%
Union Pacific Corp., Senior Debentures,
7.13%, 2/01/28	2,000	2,191,516

Real Estate — 0.1%
Camden Property Trust, Unsecured Notes (REIT),
4.70%, 7/15/09	1,400	1,390,316
The Rouse Co., Unsecured Notes (REIT),
3.63%, 3/15/09	1,340	1,261,812
5.38%, 11/26/13	1,685	1,319,027

		3,971,155

Retail Merchandising — 0.6%
May Department Stores Co., Unsecured Notes,
4.80%, 7/15/09	50	49,410
Target Corp., Senior Unsecured Notes,
6.00%, 1/15/18	19,725	20,191,871

		20,241,281

Telecommunications — 0.5%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	2,505	2,782,632
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37(d)	9,900	9,793,001
GTE Corp., Debentures,
6.94%, 4/15/28	475	479,449
New England Telephone & Telegraph Co., Debentures,
7.88%, 11/15/29(d)	1,355	1,485,452
See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Telecommunications (Continued)
Sprint Capital Corp., Senior Unsecured Notes,
8.38%, 3/15/12	$55	$50,875
Verizon Maryland, Inc., Debentures,
5.13%, 6/15/33	650	520,634

		15,112,043

Transportation — 0.3%
United Technologies Corp., Unsecured Notes,
3.15%, 6/01/09(c)(d)	8,650	8,619,362

Yankee — 2.9%
Banks — 0.9%
Anz National Bank International Ltd. (New Zealand), Unsecured Notes,
4.49%, 4/14/10(a)(c)(e)	28,990	28,729,902

Energy & Utilities — 0.1%
Korea Electric Power Corp. (South Korea), Notes,
5.13%, 4/23/34(a)(e)	75	75,607
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(e)	3,200	3,231,520
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(e)	285	281,143

		3,588,270

Finance — 0.5%
EDP Finance BV (Netherlands) Senior Notes,
6.00%, 2/26/18(a)(d)(e)	7,625	7,788,884
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes,
2.55%, 7/15/08(a)(e)	3,740	3,736,095
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(a)(e)	2,175	2,225,597
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(e)	1,020	1,087,677

		14,838,253

Government — 0.5%
AID-Israel (Israel), Unsecured Notes,
5.50%, 4/26/24-9/18/33(e)	12,210	13,830,610
United Mexican States (Mexico), Senior Unsecured Notes,
5.63%, 1/15/17(e)	720	756,720
United Mexican States (Mexico), Unsecured Notes,
7.50%, 4/08/33(e)	440	533,500

		15,120,830

Metal & Mining — 0.1%
Teck Cominco Ltd. (Canada), Senior Unsecured Notes,
6.13%, 10/01/35(e)	2,375	2,030,352

Oil & Gas — 0.3%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
4.64%, 4/09/09(c)(e)	10,705	10,675,861

Telecommunications — 0.5%
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes,
8.25%, 6/15/30(c)(e)	20	23,992
France Telecom (France), Senior Unsecured Notes,
7.75%, 3/01/11(e)	600	650,605
Telecom Italia Capital (Italy), Senior Unsecured Notes,
5.25%, 11/15/13(e)	285	266,301
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(e)	3,700	3,361,476
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(e)	2,400	2,459,810
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	1,970	2,113,296
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(e)	2,985	3,163,414
Vodafone Group Plc (United Kingdom), Unsecured Notes,
6.15%, 2/27/37(e)	2,875	2,679,776

		14,718,670

Total Corporate Bonds
(Cost $640,513,562)		634,610,253

Foreign Bonds — 0.8%
Canada — 0.2%
Province of Manitoba, Senior Unsecured Notes (NZD),
6.38%, 9/01/15	2,695	1,978,441
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	6,105	4,436,276

		6,414,717

Germany — 0.6%
Bundesrepublic Deutschland (EUR),
4.00%, 1/04/37	6,875	9,911,283
4.25%, 7/04/39	4,600	6,904,757

		16,816,040

Total Foreign Bonds
(Cost $21,848,143)		23,230,757

Taxable Municipal Bond — 0.1%
Fort Irwin Land California LLC Military Housing Revenue Bonds, Class II, Series A,
5.30%, 12/15/35(a)
(Cost $3,414,136)	3,415	3,010,323

	Shares
Short Term Investments — 1.6%
Galileo Money Market Fund, 2.56%(o)
(Cost $48,842,469)	48,842,469	48,842,469

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	77

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Purchased — 1.1%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	9,550	(p)	$6,586,862
Credit Suisse First National Bank, Strike Rate 4.542%, Expires 3/13/09	4,000	(p)	1,824,634
Goldman Sachs & Co., Strike Rate 5.338%, Expires 2/22/11	6,030	(p)	4,221,022
JPMorgan Chase, Strike Rate 5.365%, Expires 2/22/11	2,900	(p)	2,063,442
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	5,510	(p)	3,669,091
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	6,846	(p)	6,281,398
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	9,760	(p)	9,116,119

Total Call Options Purchased
(Cost $19,181,581)			33,762,568

Put Options Purchased — 0.5%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	9,550	(p)	4,339,111
Credit Suisse First National Bank, Strike Rate 4.542%, Expires 3/13/09	4,000	(p)	1,322,963
JPMorgan Chase, Strike Rate 5.338%, Expires 2/22/11	6,030	(p)	2,421,493
JPMorgan Chase, Strike Rate 5.365%, Expires 2/22/11	2,900	(p)	1,140,818
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	5,510	(p)	2,594,239
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	6,846	(p)	2,133,265
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	9,760	(p)	2,969,697

Total Put Options Purchased
(Cost $19,181,581)			16,921,586

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 151.2%
(Cost $4,722,154,724*)			4,697,932,871

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (24.2)%
Federal Home Loan Mortgage Corp. Gold 15 Year,
6.00%, 4/01/23	$(2,900)		(2,983,375)
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 4/01/38	(155,800)		(157,309,702)
Federal National Mortgage Assoc. 15 Year,
5.00%, 4/01/23	(25,000)		(25,234,500)
5.50%, 4/01/23	(26,300)		(26,834,153)
6.00%, 4/01/23	(26,200)		(26,961,372)
Federal National Mortgage Assoc. 30 Year,
4.50%, 4/01/38	(34,900)		(33,547,625)
5.00%, 4/01/38	(55,800)		(55,224,702)
5.50%, 4/01/38	(222,000)		(224,082,360)
6.00%, 4/01/38-5/01/38	(36,900)		(37,750,972)
Government National Mortgage Assoc. 30 Year,
6.50%, 4/01/38	(19,000)		(19,706,610)
Government National Mortgage Assoc. I 30 Year,
5.50%, 4/01/38	(106,800)		(108,810,550)
Government National Mortgage Assoc. II 30 Year,
6.00%, 4/01/38	(34,200)		(35,226,000)

Total Mortgage Pass-Through TBA Sale Commitments
(Proceeds $747,804,141)			(753,671,921)

	Contracts
Call Options Written — (1.0)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(3,420	)(p)	(2,957,055)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(2,970	)(p)	(3,164,320)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(4,440	)(p)	(3,943,496)
Chase Securities, Strike Rate 5.740%, Expires 10/15/12	(7,500	)(p)	(5,797,765)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(3,270	)(p)	(3,167,452)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(9,300	)(p)	(5,198,238)
UBS Securities, Strike Rate 5.010%, Expires 11/20/08	(3,520	)(p)	(2,538,872)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(4,320	)(p)	(3,192,529)

Total Call Options Written
(Premiums received $15,832,398)			(29,959,727)

Put Options Written — (0.3)%
Citibank, Strike Price $112, Expires 5/23/08	(310)		(24,219)
Salomon Brothers, Strike Price $97.625, Expires 6/16/08	(186)		(49,987)
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(3,420	)(p)	(1,196)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(2,970	)(p)	(85,902)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(4,440	)(p)	(865,301)
Chase Securities, Strike Rate 5.740%, Expires 10/15/12	(7,500	)(p)	(2,983,957)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(3,270	)(p)	(598,501)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(9,300	)(p)	(3,828,077)
UBS Securities, Strike Rate 5.010%, Expires 11/20/08	(3,520	)(p)	(449,703)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(4,320	)(p)	(1,573,041)

Total Put Options Written
(Premiums received $16,186,979)			(10,459,884)

Total Options Written — (1.3)%
(Premiums received $32,019,377)			(40,419,611)

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 125.7%
(Cost $3,942,331,206)	$3,903,841,339
Liabilities in Excess of Other Assets — (25.7)%	(797,363,095)

Net Assets — 100.0%	$3,106,478,244

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,723,071,347

Gross unrealized appreciation	$60,202,172
Gross unrealized depreciation	(85,340,648)

Net unrealized appreciation	$(25,138,476)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	Security, or a portion thereof, with a market value of $43,416,340, has been pledged as collateral for swap and interest rate swap contracts.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	The rate shown is the effective yield at the time of purchase.
(g)	All or a portion of security, with a market value of $6,201,281 has been pledged as collateral in connection with open financial futures contracts.
(h)	Security, or a portion thereof, subject to financing transactions.
(i)	All or a portion of security, with a market value of $631,271,625 has been pledged as collateral for reverse repurchase agreements.
(j)	The rate shown is the effective yield as of report date.
(k)	Security is fair valued by the Board of Trustees.
(l)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4	$—	$—	$—	$170,042
Merrill Lynch Mortgage Trust, Series 06-C2, Class A4	$23,913,438	—	—	$229,219
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM	—	—	—	$239,419

(m)	Issuer filed for bankruptcy or is in default of interest payments.
(n)	As a result of bankruptcy proceedings, the issuer did not repay the principal amount or accrued interest of the security upon maturity.
(o)	Represents current yield as of report date.
(p)	One contract represents a notional amount of $10,000.
•	Reverse repurchase agreements outstanding as of March 31, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse
Securities LLC	3.04%	03/12/08	04/14/08	$484,043,349	$482,698,230
Credit Suisse
Securities LLC	3.04%	03/12/08	04/14/08	$53,458,557	$53,310,000

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased	Settlement Date	Unrealized Appreciation
JPY 3,436,089,195	04/11/08	$2,880,740

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $31,614,828)		$2,880,740

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold	Settlement Date	Unrealized Depreciation
EUR 10,701,248	04/23/08	$(1,311,047)
NZD 7,555,000	04/23/08	(200,205)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $21,285,609)		$(1,511,252)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	79

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
3,047	U.S. Treasury Notes (2 Year)	June 2008	$654,057,594	$341,120
1,681	U.S. Treasury Notes (10 Year)	June 2008	$199,960,203	1,450,045
251	Euro-Bobl	June 2008	$43,894,480	(484,200)
558	Euro-Bund	June 2008	$102,528,224	(776,620)
502	Euro Dollar Futures	December 2008	$122,789,200	226,741
820	Euro Dollar Futures	June 2009	$200,141,500	655,834

Total Net Unrealized Appreciation				$1,412,920

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
	U.S. Treasury
3,460	Notes (5 Year)	June 2008	$395,250,937	$91,401
510	U.S. Treasury	June 2008
	Bonds (20 Year)		$60,586,406	(293,686)
820	Euro Dollar Futures	June 2010	$198,286,250	(472,634)

Total Net Unrealized Depreciation				$(674,919)

•	Swaps outstanding as of March 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Bank of America CMBS Aaa 10 Yr Index and pay a floating rate based on the spread
Broker, Bank of America Expires, April 2008	USD	$32,175,000	$800,852
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.57%
Broker, Deutsche Bank Expires, August 2008	USD	21,005,000	548,577
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Bank of America Expires, July 2009	USD	67,000,000	2,925,084
Receive a fixed rate of 5.49% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	148,300,000	5,156,962
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	43,100,000	1,644,307
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Broker, Wachovia Bank Expires, November 2011	USD	45,800,000	3,784,496
Pay a fixed rate of 3.484% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	75,000,000	(643,397)
Pay a fixed rate of 3.461% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	60,000,000	(452,170)
Receive a fixed rate of 3.461% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2013	USD	124,600,000	(1,329,978)
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	70,700,000	(126,654)
Receive a fixed rate of 3.380% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2013	USD	104,600,000	403,004
Bought credit default protection on DJ CDX.NA.IG.10.VI and pay 1.55%
Broker, Morgan Stanley Expires, June 2013	USD	23,700,000	64,378
Bought credit default protection on DJ CDX.NA.IG.10.VI and pay 1.55%
Broker, Lehman Brothers Expires, June 2013	USD	23,900,000	112,317

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	MARCH 31, 2008

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Sold credit default swap and receive 1.015%
Broker, Morgan Stanley Expires, December 2014	USD	$14,200,000	$(826,866)
Receive a fixed rate of 5.94% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, December 2015	USD	14,900,000	2,387,238
Receive a fixed rate of 6.65% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires, December 2015	NZD	7,850,000	(256,248)
Receive a fixed rate of 5.28% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, October 2016	USD	15,000,000	1,733,256
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, February 2017	USD	75,000,000	7,813,147
Pay a fixed rate of 5.68% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, June 2017	USD	41,000,000	(6,002,569)
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	USD	57,500,000	(7,518,416)
Pay a fixed rate of 5.78% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2017	USD	112,000,000	(15,859,021)
Pay a fixed rate of 5.76% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2017	USD	6,300,000	(890,014)
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	USD	70,000,000	(6,576,711)
Pay a fixed rate of 5.305% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, October 2017	USD	77,900,000	(9,125,213)
Pay a fixed rate of 5.305% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, October 2017	USD	34,300,000	1,508,303
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	55,100,000	(4,801,919)
Pay a fixed rate of 4.67% and receive a floating rate based on 3-month USD LIBOR
Broker, Bank of America Expires, January 2018	USD	25,000,000	(1,248,529)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	19,420,000	2,171,188
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	USD	12,000,000	1,545,159

Total			$(23,059,437)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	81

Schedule of Investments March 31, 2008 (Unaudited)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations — 2.4%
U.S. Treasury Notes,
3.63%, 10/31/09	$1,000	$1,031,250
3.50%, 2/15/18(a)	36,200	36,409,272

Total U.S. Government & Agency Obligations
(Cost $37,468,501)		37,440,522

Mortgage Pass-Throughs — 233.6%
Federal Home Loan Mortgage Corp.,
13.00%, 9/01/10-2/01/16	145	163,578
11.00%, 4/01/12-9/01/20	77	90,728
12.00%, 6/01/13-6/01/20	94	112,290
11.50%, 7/01/13-6/01/20	90	102,265
12.50%, 12/01/15-7/01/19	134	143,149
10.00%, 7/01/19(b)	—	256
Federal Home Loan Mortgage Corp. Gold,
7.50%, 5/01/09-12/01/32(c)(d)	9,605	10,367,700
8.00%, 8/01/09-8/01/32	1,291	1,387,538
6.00%, 10/01/09-1/01/21(d)	4,974	5,132,258
5.50%, 5/01/22	468	477,461
8.50%, 1/01/25-7/01/25	193	213,178
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
6.50%, 4/01/38	9,700	10,057,736
Federal National Mortgage Assoc.,
7.00%, 8/01/09-12/01/11	5	4,632
11.00%, 2/01/11-8/01/20	187	220,724
5.10%, 2/01/13	39,220	40,256,988
13.00%, 9/01/13-3/01/15	125	139,841
8.00%, 8/01/14-9/01/27	21	22,518
5.97%, 8/01/16	13,834	14,836,688
4.50%, 9/01/20-3/01/37(d)	2,948	2,847,297
6.50%, 10/01/22-9/01/37(c)	71,329	74,085,278
8.50%, 7/15/23	668	735,268
7.50%, 9/01/25-12/01/32(d)	3,295	3,557,209
6.00%, 1/01/36-9/01/37(c)	173,234	177,647,612
5.00%, 1/01/37-4/01/37(d)	8,939	8,854,948
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 4/01/23	114,900	115,977,762
6.00%, 4/01/23	23,700	24,388,722
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 4/01/38	5,100	4,902,375
5.50%, 4/01/38	2,280,700	2,302,092,966
6.50%, 4/01/38	600,000	621,186,000
Federal National Mortgage Assoc. ARM,
4.85%, 9/01/35(e)	18,922	19,158,231
5.82%, 7/01/36(c)(e)	16,696	16,908,436
5.47%, 12/01/36(c)(e)	16,148	16,405,619
Government National Mortgage Assoc. I,
6.09%, 10/15/08	34,197	36,146,511
6.00%, 1/15/14-12/20/37	33,787	34,885,163
5.50%, 3/15/14-4/15/29(d)	485	496,532
10.50%, 1/15/16	2	2,328
7.00%, 6/15/23-4/15/32	2,467	2,636,042
7.50%, 2/15/25-12/15/31	2,927	3,153,614
8.00%, 1/15/32(c)	15,068	16,537,745
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 4/01/38	25,900	25,875,654
5.50%, 4/01/38	21,000	21,400,260
6.00%, 4/01/38	36,900	38,076,372
Government National Mortgage Assoc. II,
8.00%, 4/20/13	49	51,963
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 4/01/38-5/01/38	23,900	24,284,989
6.50%, 4/01/38	300	311,157

Total Mortgage Pass-Throughs
(Cost $3,643,343,585)		3,676,335,581

Collateralized Mortgage Obligations — 40.0%
Banc of America Funding Corp., Series 06-7, Class 1A7,
6.00%, 9/01/36	25,967	24,439,796
Banc of America Funding Corp., Series 06-B, Class 5A1,
5.81%, 3/20/36(e)	19,183	18,483,581
Chase Mortgage Finance Corp., Series 03-S3, Class A1,
5.00%, 3/25/18	3,421	3,398,453
Chase Mortgage Finance Corp., Series 03-S4, Class 2A1,
5.00%, 4/25/18	9,598	9,461,417
Countrywide Alternative Loan Trust, Series 06-18CB, Class A12,
3.20%, 7/25/36(e)	6,702	6,598,225
Countrywide Alternative Loan Trust, Series 06-19CB, Class A23,
3.00%, 8/25/36(e)	4,513	3,455,140
Countrywide Alternative Loan Trust, Series 06-25CB, Class A10,
3.20%, 10/25/36(e)	12,332	12,126,033
Countrywide Alternative Loan Trust, Series 06-41CB, Class 1A3,
6.00%, 1/01/37	6,565	6,449,623
Countrywide Alternative Loan Trust, Series 07-16CB, Class 5A3,
6.25%, 7/01/37	31,372	27,821,787
Countrywide Alternative Loan Trust, Series 07-19, Class 1A8,
6.00%, 8/01/37	13,915	12,266,056
Countrywide Alternative Loan Trust, Series 07-3T1, Class 1A7,
6.00%, 4/01/37	14,424	13,944,763
Countrywide Home Loans, Series 04-J4, Class 2A1,
5.00%, 5/25/19	1,678	1,640,848
Countrywide Home Loans, Series 06-20, Class 1A33,
6.00%, 2/25/37	29,840	29,670,186
Credit Suisse First Boston Mortgage Securities Corp., Series 03-23, Class 8A1,
5.00%, 9/25/18	13,899	13,764,751
Credit Suisse First Boston Mortgage Securities Corp., Series 03-8, Class 2A1,
5.00%, 4/25/18	7,127	7,025,548
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1,
5.25%, 10/25/19	1,377	1,353,325
Credit Suisse First Boston Mortgage Securities Corp., Series 05-11, Class 6A5,
6.00%, 12/25/35	9,595	9,351,689
Credit Suisse First Boston Mortgage Securities Corp., Series 05-4, Class 3A16,
5.50%, 6/25/35	11,032	10,748,194

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	MARCH 31, 2008	82

Government Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 05-5, Class 2A8,
5.50%, 7/25/35	$7,190	$7,128,094
Credit Suisse First Boston Mortgage Securities Corp., Series 4A1, Class 03-10,
5.00%, 5/25/18	9,144	9,013,698
Federal Home Loan Mortgage Corp., Series 1220, Class A,
5.04%, 2/15/22(e)	201	199,476
Federal Home Loan Mortgage Corp., Series 1220, Class B (IO),
0.81%, 2/15/22(e)	1,635	257,643
Federal Home Loan Mortgage Corp., Series 06-3110, Class HA,
5.50%, 1/15/27	6,053	6,193,580
Federal Home Loan Mortgage Corp., Series 2634, Class TH,
4.50%, 6/15/18	9,522	9,446,273
Federal Home Loan Mortgage Corp., Series 2656, Class AB,
5.50%, 8/15/33	10,638	10,867,886
Federal Home Loan Mortgage Corp., Series 2746, Class EG,
4.50%, 2/15/19	7,800	7,768,116
Federal Home Loan Mortgage Corp., Series 2798, Class JK,
4.50%, 5/15/19	10,482	10,429,935
Federal Home Loan Mortgage Corp., Series 2827, Class DG,
4.50%, 7/15/19	11,152	11,014,610
Federal Home Loan Mortgage Corp., Series 2924, Class DB,
4.50%, 1/15/20	9,849	9,710,997
Federal Home Loan Mortgage Corp., Series 2971, Class GD,
5.00%, 5/15/20	16,450	16,570,595
Federal Home Loan Mortgage Corp., Series 2987, Class HE,
4.50%, 6/15/20	7,800	7,718,300
Federal Home Loan Mortgage Corp., Series 2995, Class JK,
4.50%, 6/15/20	6,045	5,960,989
Federal Home Loan Mortgage Corp., Series 3042, Class EA,
4.50%, 9/15/35	20,899	20,230,621
Federal Home Loan Mortgage Corp., Series 3150, Class EK,
5.00%, 5/15/25	22,500	23,219,550
Federal Home Loan Mortgage Corp., Series 3192, Class GA,
6.00%, 3/15/27	21,822	22,388,975
Federal Home Loan Mortgage Corp., Series 3242, Class NC,
5.75%, 12/15/28	21,562	22,140,006
Federal National Mortgage Assoc., Series 02-59, Class B,
5.50%, 9/25/17	10,100	10,476,591
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
4.39%, 8/25/28(f)	2,341	72,588
Federal National Mortgage Assoc., Series 03-28, Class TB,
5.00%, 8/25/22	3,707	3,788,981
Federal National Mortgage Assoc., Series 05-103, Class AT,
5.50%, 6/25/24	13,037	13,481,232
Federal National Mortgage Assoc., Series 273, Class 2 (IO),
7.00%, 8/01/26(f)	155	37,598
Federal National Mortgage Assoc., Series 353, Class 2 (IO),
5.00%, 7/01/34(f)	33,439	7,700,303
Federal National Mortgage Assoc., Series 370, Class 2 (IO),
6.00%, 5/25/36(f)	20,762	4,014,612
First Horizon Alternative Mortgage Securities Corp., Series 05-FA9, Class A5,
5.50%, 12/25/35	7,848	7,572,256
Government National Mortgage Assoc., Series 05-71, Class AB,
5.50%, 9/20/35	9,842	10,210,612
Government National Mortgage Assoc., Series 06-15 (IO),
0.83%, 4/16/46	131,573	5,775,054
JPMorgan Alternative Loan Trust, Series 06-S1, Class 3A1A,
5.35%, 3/25/36(e)	3,907	3,919,156
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.75%, 11/25/33(e)	4,443	4,185,656
Master Asset Securitization Trust, Series 03-4, Class 2A7,
4.75%, 5/25/18	6,409	6,231,954
Master Asset Securitization Trust, Series 03-5, Class 2A1,
5.00%, 6/25/18	8,511	8,577,564
Master Asset Securitization Trust, Series 03-7, Class 2A1,
4.75%, 8/25/18	11,391	11,171,972
Master Asset Securitization Trust, Series 04-8, Class 3A1,
5.25%, 8/25/19	894	903,268
Merrill Lynch Mortgage Trust, Series 06-A3, Class 3A1,
5.82%, 5/01/36(e)(g)	24,025	20,090,465
Residential Funding Mortgage Securities I, Inc., Series 06-S1, Class 1A5,
5.25%, 1/25/36	8,276	8,152,695
Residential Funding Mortgage Securities I, Inc., Series 07-S2, Class A3,
6.00%, 2/01/37	26,590	26,636,554
Residential Funding Mortgage Securities I, Inc., Series 07-S6, Class 2A12,
6.00%, 6/01/37	34,794	34,868,922
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
11.00%, 2/17/17(f)	22	4,940
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(f)	22	20,885
Structured Asset Securities Corp., Series 05-6, Class 5A6,
5.00%, 5/25/35	12,816	12,536,187
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A,
5.00%, 11/25/18	717	706,704

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	83

Government Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Washington Mutual Mortgage Loan Trust, Series 03-S3, Class 2A1,
5.00%, 5/25/18	$8,387	$8,513,412
Washington Mutual Mortgage Loan Trust, Series 03-S8, Class A2,
5.00%, 9/25/18	7,893	7,954,111

Total Collateralized Mortgage Obligations
(Cost $635,958,155)		629,863,031

Commercial Mortgage Backed Securities — 8.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22(g)	1	599
Federal National Mortgage Assoc. Grantor Trust, Series 04-T9, Class A1,
2.74%, 4/25/35(e)	3,979	3,866,332
Federal National Mortgage Assoc. Whole Loan, Series 96-W1, Class AL,
7.25%, 3/25/26	667	693,109
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	18,719	19,080,664
Government National Mortgage Assoc., Series 01-58, Class C,
5.46%, 8/16/27(e)	20,000	20,852,056
Government National Mortgage Assoc., Series 04-10 (IO),
0.94%, 1/16/44(f)	55,304	1,925,768
Government National Mortgage Assoc., Series 04-77 (IO),
0.85%, 9/16/44(f)	134,965	4,752,608
Government National Mortgage Assoc., Series 04-97, Class C,
4.52%, 2/16/28(e)	8,400	8,396,245
Government National Mortgage Assoc., Series 05-09 (IO),
0.75%, 1/16/45(f)	130,716	5,304,107
Government National Mortgage Assoc., Series 05-10, Class ZB,
5.18%, 12/16/44(e)	3,225	2,892,176
Government National Mortgage Assoc., Series 05-12, Class C,
4.66%, 12/16/30	20,000	20,107,800
Government National Mortgage Assoc., Series 05-29, Class Z,
4.25%, 4/16/45(e)	5,093	3,889,186
Government National Mortgage Assoc., Series 05-50 (IO),
0.93%, 6/16/45(f)	31,104	1,518,650
Government National Mortgage Assoc., Series 05-59, Class ZA,
4.96%, 3/16/46(e)	9,837	8,620,887
Government National Mortgage Assoc., Series 05-67, Class Z,
4.72%, 8/16/45(e)	6,188	5,140,195
Government National Mortgage Assoc., Series 05-9, Class Z,
4.65%, 1/16/45(e)	5,769	4,868,891
Government National Mortgage Assoc., Series 05-90 (IO),
0.89%, 11/16/45(f)	131,412	5,917,885
Government National Mortgage Assoc., Series 06-30 (IO),
0.79%, 5/16/46(f)	49,600	2,394,748
Government National Mortgage Assoc., Series 06-5 (IO),
0.79%, 1/16/46(f)	127,519	5,904,526
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
3.80%, 7/15/25(e)	27	24,114
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(e)(h)	464	456,726

Total Commercial Mortgage Backed Securities
(Cost $132,787,290)		126,607,272

Project Loan — 0.0%
Government National Mortgage Assoc. I,
3.00%, 4/15/20
(Cost $99,921)	98	98,284

Asset Backed Securities — 0.1%
Countrywide Certificates, Series 04-K, Class 2A,
4.54%, 2/15/34(d)(e)
(Cost $2,008,013)	2,008	1,523,078

Collateralized Debt Obligations — 0.1%
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	71	74,465
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	82	84,411
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13	714	714,775

Total Collateralized Debt Obligations
(Cost $867,220)		873,651

	Par/Shares (000)
Short Term Investments — 19.0%
Galileo Money Market Fund, 2.56%(i)	291,256	291,255,827
U.S. Treasury Bills,
0.25%, 4/10/08(j)	8,000	7,999,500

Total Short Term Investments
(Cost $299,255,327)		299,255,327

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	MARCH 31, 2008

Government Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Contracts		Value
Call Options Purchased — 2.2%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	3,200	(k)	$2,207,116
Citibank, Strike Rate 5.335%, Expires 11/06/09	16,000	(k)	12,810,966
Credit Suisse First National Bank, Strike Rate 4.542%, Expires 3/13/09	18,000	(k)	8,210,853
Credit Suisse First National Bank, Strike Rate 5.455%, Expires 3/07/11	8,030	(k)	6,004,823
JPMorgan Chase, Strike Rate 5.370%, Expires 3/07/11	2,300	(k)	1,634,982
Lehman Brothers, Strike Rate 4.410%, Expires 3/16/09	10,000	(k)	4,009,366

Total Call Options Purchased
(Cost $24,718,218)			34,878,106

Put Options Purchased — 1.2%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	3,200	(k)	1,453,943
Citibank, Strike Rate 5.335%, Expires 11/06/09	16,000	(k)	3,737,218
Credit Suisse First National Bank, Strike Rate 4.542%, Expires 3/13/09	18,000	(k)	5,953,336
Credit Suisse First National Bank, Strike Rate 5.450%, Expires 3/07/11	8,030	(k)	2,975,968
JPMorgan Chase, Strike Rate 5.370%, Expires 3/07/11	2,300	(k)	909,923
Lehman Brothers, Strike Rate 4.410%, Expires 3/16/09	10,000	(k)	3,824,174

Total Put Options Purchased
(Cost $24,718,218)			18,854,562

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 306.6%
(Cost $4,801,224,448*)			4,825,729,414

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (119.0)%
Federal Home Loan Mortgage Corp. Gold 15 Year,
6.00%, 4/01/23	$(4,900)		(5,040,875)
Federal National Mortgage Assoc. 30 Year,
5.50%, 4/01/38	(1,017,700)		(1,027,246,026)
6.50%, 4/01/38	(619,900)		(641,788,669)
Federal National Mortgage Assoc. 30 Year TBA,
6.00%, 4/01/38	(173,200)		(177,367,192)
Government National Mortgage Assoc. I 30 Year,
5.50%, 4/01/38	(21,000)		(21,400,260)

Total Mortgage Pass-Through TBA Sale Commitments
(Proceeds $1,855,744,367)			(1,872,843,022)

	Contracts
Call Options Written — (0.6)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(610	)(k)	(527,428)
Citibank, Strike Rate 4.885%, Expires 11/27/09	(12,080	)(k)	(6,955,902)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(3,400	)(k)	(1,989,521)

Total Call Options Written
(Premiums received $6,850,420)			(9,472,851)

Put Options Written — (0.4)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(610	)(k)	(213)
Citibank, Strike Rate 4.885%, Expires 11/27/09	(12,080	)(k)	(4,505,757)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(3,400	)(k)	(1,632,158)

Total Put Options Written
(Premiums received $6,850,420)			(6,138,128)

Total Options Written — (1.0)%
(Premiums received $13,700,840)			(15,610,979)

Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 186.6%
(Cost $2,931,779,241)			2,937,275,413
Liabilities in Excess of Other Assets — (86.6)%			(1,363,527,067)

Net Assets — 100.0%			$1,573,748,346

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,804,698,175

Gross unrealized appreciation.	$51,724,963
Gross unrealized depreciation.	(30,693,724)

Net unrealized appreciation	$21,031,239

(a)	Security, or a portion thereof, subject to financing transactions.
(b)	Par is less than $500.
(c)	Security, or a portion thereof, with a market value of $108,843,817, has been pledged as collateral for swap and interest rate swap contracts.
(d)	All or a portion of security, with a market value of $2,554,549 has been pledged as collateral in connection with open financial futures contracts.
(e)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	85

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)
(f)	The rate shown is the effective yield as of report date.
(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	$—	$14	$—	$22
Merrill Lynch Mortgage Trust, Series 06-A3, Class 3A1	—	$1,405,475	—	$722,194

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(i)	Represents current yield as of report date.
(j)	The rate shown is the effective yield at the time of purchase.
(k)	One contract represents a notional amount of $10,000.

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
2,529	U.S. Treasury Notes (10 Year)	June 2008	$300,832,453	$1,271,279

Total Unrealized Appreciation				$1,271,279

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
5,434	U.S. Treasury Notes (5 Year)	June 2008	$620,749,594	$(1,748,049)

Total Unrealized Depreciation				$(1,748,049)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	$586,100,000	$21,255,104
Pay a fixed rate of 4.95% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2009	661,000,000	(24,709,277)
Receive a fixed rate of 2.66% and pay a floating rate based on 3-month USD LIBOR
Broker, Credit Suisse Expires, March 2010	401,200,000	1,612,844
Receive a fixed rate of 3.35% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2010	500,000,000	(684,870)
Receive a fixed rate of 2.59% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, March 2010	482,700,000	1,549,568
Pay a fixed rate of 4.56% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, August 2010	7,400,000	(351,640)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, September 2010	500,000,000	26,832,585
Receive a fixed rate of 4.51% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, September 2010	1,500,000	69,727

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.17% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2011	$214,500,000	$(19,621,471)
Pay a fixed rate of 5.22% and receive a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, February 2012	225,000,000	(18,646,682)
Receive a fixed rate of 3.29% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, March 2012	100,000,000	927,674
Receive a fixed rate of 5.12% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2012	373,000,000	30,661,876
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, August 2012	58,000,000	4,496,642
Receive a fixed rate of 5.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2012	174,000,000	14,135,537
Pay a fixed rate of 4.97% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2012	162,000,000	(12,271,895)
Receive a fixed rate of 4.29% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, November 2012	68,500,000	3,917,875
Pay a fixed rate of 4.41% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2012	92,000,000	(5,733,524)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, January 2013	193,200,000	(8,251,149)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month USD LIBOR
Broker, Credit Suisse Expires, February 2013	80,500,000	2,209,993
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, February 2013	80,500,000	2,223,807
Pay a fixed rate of 3.69% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, February 2013	242,000,000	(4,429,348)
Pay a fixed rate of 3.78% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, February 2013	120,800,000	(2,687,070)
Pay a fixed rate of 3.68% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, February 2013	30,800,000	4,507,975
Receive a fixed rate of 3.74% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, February 2013	264,600,000	(393,769)
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	35,000,000	(263,766)
Pay a fixed rate of 3.39% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2013	61,000,000	(270,716)
Pay a fixed rate of 3.38% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2013	40,000,000	(152,308)
Pay a fixed rate of 3.40% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, March 2013	111,800,000	(516,337)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	87

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 3.57% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2013	$328,700,000	$1,176,007
Receive a fixed rate of 3.57% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2013	105,000,000	(4,016,396)
Receive a fixed rate of 3.06% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2013	321,300,000	(162,150)
Receive a fixed rate of 3.27% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	179,000,000	(3,364,691)
Receive a fixed rate of 3.36% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, April 2013	84,900,000	193,365
Receive a fixed rate of 3.36% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, April 2013	84,900,000	193,365
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, October 2014	3,400,000	(215,420)
Pay a fixed rate of 4.58% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, November 2014	50,000,000	(3,395,377)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, March 2015	6,000,000	446,432
Pay a fixed rate of 5.15% and receive a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, March 2016	19,000,000	(1,733,140)
Pay a fixed rate of 5.29% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, May 2017	61,100,000	(7,120,952)
Pay a fixed rate of 5.68% and receive a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, July 2017	246,800,000	(33,137,569)
Pay a fixed rate of 5.74% and receive a floating rate based on 3-month USD LIBOR
Broker, Credit Suisse Expires, July 2017	41,000,000	(5,694,537)
Receive a fixed rate of 5.62% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	198,000,000	25,740,176
Pay a fixed rate of 5.42% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, August 2017	104,000,000	(16,737,997)
Pay a fixed rate of 5.45% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2017	145,100,000	(11,971,113)
Pay a fixed rate of 5.43% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, August 2017	200,000,000	(22,820,888)
Receive a fixed rate of 5.35% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2017	161,000,000	17,379,025
Receive a fixed rate of 5.36% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2017	161,000,000	17,469,631
Receive a fixed rate of 5.37% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, August 2017	200,000,000	21,876,764

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 5.23% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, September 2017	$201,000,000	$19,571,855
Pay a fixed rate of 5.29% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, September 2017	170,000,000	(17,326,220)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, October 2017	105,600,000	9,843,093
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, November 2017	200,000,000	(19,792,254)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	101,800,000	(10,035,779)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, November 2017	100,700,000	1,090,283
Receive a fixed rate of 4.84% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	39,800,000	(6,514,264)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	105,000,000	(7,756,836)
Pay a fixed rate of 4.74% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, November 2017	100,700,000	(6,987,961)
Receive a fixed rate of 4.57% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	121,000,000	6,614,746
Receive a fixed rate of 4.59% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2017	258,000,000	14,398,923
Pay a fixed rate of 4.11% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2018	99,200,000	(337,000)
Pay a fixed rate of 4.09% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, March 2018	112,600,000	(130,859)

Total		$(27,840,353)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	89

Schedule of Investments March 31, 2008 (Unaudited)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations — 98.0%
U.S. Treasury Inflation Protected Bonds,
2.00%, 1/15/26	$1,225	$1,342,878
2.38%, 1/15/27	5,390	6,157,220
1.75%, 1/15/28	29,194	29,154,992
3.63%, 4/15/28	3,629	6,140,354
3.88%, 4/15/29(a)	2,765	4,798,446
3.38%, 4/15/32	1,985	3,099,166
U.S. Treasury Inflation Protected Notes,
3.88%, 1/15/09	2,750	3,666,901
0.88%, 4/15/10(b)	13,270	15,128,363
3.50%, 1/15/11	4,615	6,188,552
2.38%, 4/15/11-1/15/25	33,215	39,034,238
3.38%, 1/15/12	1,891	2,530,093
2.00%, 4/15/12-1/15/16	43,915	50,640,815
3.00%, 7/15/12(b)	13,690	18,009,884
1.88%, 7/15/13-7/15/15(b)	14,435	17,593,185
1.63%, 1/15/15-1/15/18(b)	22,075	23,599,359
2.50%, 7/15/16	1,866	2,196,673
2.63%, 7/15/17	9,065	10,518,781
U.S. Treasury Notes,
4.63%, 11/15/16	140	154,459

Total U.S. Government & Agency Obligations
(Cost $232,237,771)		239,954,359

Mortgage Pass-Throughs — 0.3%
Federal National Mortgage Assoc. ARM,
4.37%, 6/01/34(c)	278	280,266
4.63%, 2/01/35(c)	546	550,062

Total Mortgage Pass-Throughs
(Cost $827,568)		830,328

Collateralized Mortgage Obligations — 0.4%
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
2.71%, 3/25/37(c)	240	226,817
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.73%, 3/20/47(c)	1,013	768,732

Total Collateralized Mortgage Obligations
(Cost $970,290)		995,549

Commercial Mortgage Backed Securities — 1.3%
Banc of America Commercial Mortgage, Inc., Series 05-3, Class A4,
4.67%, 7/10/43	495	478,145
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	580	567,577
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW14, Class A4,
5.20%, 12/11/38	360	347,283
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW15, Class A4,
5.33%, 2/11/44	330	318,714
JPMorgan Chase Commercial Mortgage Securities Corp., Series 02-CIB4, Class A3,
6.16%, 5/12/34	435	442,942
Wachovia Bank Commercial Mortgage Trust, Series 05-C22, Class A4,
5.44%, 12/15/44(c)	480	479,561
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(c)	475	479,593

Total Commercial Mortgage Backed Securities
(Cost $3,119,580)		3,113,815

Asset Backed Securities — 2.6%
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
3.20%, 5/25/36(c)	512	504,309
Bear Stearns Asset-Backed Securities Trust, Series 07-2, Class A1,
2.79%, 2/25/37(c)	578	557,758
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	700	723,709
Countrywide Certificates, Series 06-20, Class 2A1,
2.65%, 4/25/37(c)	664	633,913
Morgan Stanley Capital I, Inc., Series 06-HE7, Class A2A,
2.65%, 9/25/36(c)	629	609,981
Morgan Stanley Capital I, Inc., Series 06-NC4, Class A2A,
5.35%, 6/25/36(c)(d)	—	141
Novastar Home Equity Loan, Series 06-3, Class A2A,
2.68%, 7/25/36(c)	340	338,147
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1,
2.66%, 11/25/36(c)	552	537,229
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.75%, 2/25/47(c)	1,394	974,385
Structured Asset Securities Corp., Series 06-BC3, Class A2,
2.65%, 10/25/36(c)	807	754,665
Structured Asset Securities Corp., Series 07-WF2, Class A2,
3.30%, 8/25/37(c)	823	802,282

Total Asset Backed Securities
(Cost $6,571,343)		6,436,519

Corporate Bonds — 1.9%
Banks — 0.1%
World Bank International Bank for Reconstruction and Development, Senior Bank Notes,
6.03%, 12/10/13(c)	265	274,794

Finance — 1.5%
Bear Stearns Co., Inc., Senior Unsecured Notes,
5.88%, 3/10/14(c)	340	283,900
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	900	870,788
Student Loan Marketing Corp., Senior Unsecured Notes,
5.43%, 4/01/09(c)	2,500	2,387,500

		3,542,188

Yankee — 0.3%
Finance — 0.3%
VTB Capital SA (Luxembourg), Unsecured Notes,
3.84%, 8/01/08(c)(e)	650	642,363

See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds (Continued)
Yankee (Continued)
Government — 0.0%
United Mexican States (Mexico), Senior Unsecured Notes,
6.75%, 9/27/34(e)	$50		$55,775

Total Corporate Bonds
(Cost $4,663,033)			4,515,120

Foreign Bonds — 0.2%
Germany — 0.2%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY),
0.66%, 8/08/11(c)
(Cost $310,862)	38,000		381,254

	Shares
Short Term Investments — 0.3%
Galileo Money Market Fund, 2.56%(f)(g)
(Cost $777,860)	777,860		777,860

	Contracts
Call Options Purchased — 0.7%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	270	(h)	186,225
Chase Securities, Strike Rate 5.895%, Expires 8/15/11	910	(h)	837,261
Lehman Brothers, Strike Rate 5.340%, Expires 3/02/12	430	(h)	279,157
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	160	(h)	106,544
Lehman Brothers, Strike Rate 5.400%, Expires 3/07/11	250	(h)	180,941
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	188	(h)	172,024

Total Call Options Purchased
(Cost $954,418)			1,762,152

Put Options Purchased — 0.3%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	270	(h)	122,676
Chase Securities, Strike Rate 5.895%, Expires 8/15/11	910	(h)	267,782
Lehman Brothers, Strike Rate 5.340%, Expires 3/02/12	430	(h)	208,264
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	160	(h)	75,332
Lehman Brothers, Strike Rate 5.400%, Expires 3/07/11	250	(h)	96,664
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	188	(h)	58,422

Total Put Options Purchased
(Cost $954,419)			829,140

Total Investments Before Outstanding Options Written — 106.0%
(Cost $251,387,144*)			259,596,096

Call Options Written — (0.4)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.430%, Expires 2/16/10	(1,090	)(h)	(894,567)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(80	)(h)	(85,234)

Total Call Options Written
(Premiums received $372,185)			(979,801)

Put Options Written — (0.1)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.430%, Expires 2/16/10	(1,090	)(h)	(272,466)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(80	)(h)	(2,314)

Total Put Options Written
(Premiums received $372,185)			(274,780)

Total Options Written — (0.5)%
(Premiums received $744,370)			(1,254,581)

Total Investments Net of Outstanding
Options Written — 105.5%
(Cost $250,642,774)			258,341,515
Liabilities in Excess of Other Assets — (5.5)%			(13,371,837)

Net Assets — 100.0%			$244,969,678

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	91

Schedule of Investments (continued)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$251,793,176

Gross unrealized appreciation	$9,934,732
Gross unrealized depreciation	(2,131,812)

Net unrealized appreciation	$7,802,920

(a)	All or a portion of security, with a market value of $1,041,254 has been pledged as collateral in connection with open financial futures contracts.
(b)	Security, or a portion thereof, subject to financing transactions.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	Par is less than $500.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	A portion of this security was purchased with cash collateral received for swap contracts.
(g)	Represents current yield as of report date.
(h)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased	Settlement Date	Unrealized Appreciation
JPY 99,777,000	04/23/08	$22,193

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $980,260)		$22,193

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 200,400	04/01/08	$6
EUR 61,892	04/23/08	(6,901)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $92,750)		$(6,895)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
27	U.S. Treasury Notes (5 Year)	June 2008	$3,084,328	$5,043
247	U.S. Treasury Notes (10 Year)	June 2008	$29,381,422	144,155
6	Euro Dollar Futures	June 2009	$1,464,450	1,893
56	Euro Dollar Futures	September 2009	$13,639,500	28,154

Total Net Unrealized Appreciation				$179,245

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
61	U.S. Treasury Notes (2 Year)	June 2008	$13,094,031	$(819)
17	U.S. Treasury Bonds	June 2008	$2,019,547	8,798
6	Euro Dollar Futures	June 2010	$1,450,875	(1,482)

Total Net Unrealized Appreciation				$6,497

•	Swaps outstanding as of March 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires August 2009	USD	$4,000,000	$139,095
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires December 2009	USD	4,300,000	162,704
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires December 2009	USD	1,500,000	57,226
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires December 2009	USD	3,400,000	133,620

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 3.57% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires January 2010	USD	$8,300,000	$(144,298)
Receive a fixed rate of 5.57% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires June 2010	USD	6,200,000	503,579
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires November 2010	USD	500,000	37,690
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires March 2011	USD	3,200,000	(200,734)
Receive a fixed rate of 4.91% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires December 2011	USD	10,500,000	849,314
Receive a fixed rate of 4.86% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires August 2012	USD	2,200,000	184,776
Receive a fixed rate of 3.08% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires March 2013	USD	10,000,000	(97,071)
Pay a fixed rate of 3.56% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires March 2013	USD	20,000,000	(240,757)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires May 2015	USD	300,000	(18,433)
Receive a fixed rate of 6.65% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires December 2015	NZD	450,000	(14,689)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires February 2017	USD	1,200,000	125,010
Receive a fixed rate of 5.16% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires February 2017	USD	900,000	83,394
Pay a fixed rate of 5.20% and receive a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires March 2017	USD	1,200,000	(102,136)
Pay a fixed rate of 5.36% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires June 2017	USD	1,800,000	(269,994)
Pay a fixed rate of 5.36% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires June 2017	USD	1,100,000	(161,044)
Pay a fixed rate of 5.31% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires August 2017	USD	2,500,000	(293,381)
Pay a fixed rate of 4.54% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires December 2017	USD	2,000,000	(103,925)
Pay a fixed rate of 4.46% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires January 2018	USD	800,000	(25,570)
Pay a fixed rate of 4.46% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires January 2018	USD	1,800,000	(58,366)
Pay a fixed rate of 5.25% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires February 2018	USD	7,100,000	(710,616)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	93

Schedule of Investments (concluded)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.24% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires February 2018	USD	$500,000	$7,795
Pay a fixed rate of 5.12% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires March 2018	USD	1,600,000	(139,438)

Total			$(296,249)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

94	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments March 31, 2008 (Unaudited)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations — 0.8%
U.S. Treasury Notes,
3.38%, 11/30/12
(Cost $2,379,792)	$2,400	$2,500,313

Mortgage Pass-Throughs — 168.9%
Federal Home Loan Mortgage Corp. ARM,
5.46%, 9/01/37(a)	3,000	3,024,026
Federal Home Loan Mortgage Corp. Gold,
6.00%, 11/01/13-10/01/37	4,907	5,036,478
9.00%, 12/01/19(b)	—	477
5.50%, 1/01/22-5/01/22	576	588,528
7.50%, 2/01/27-3/01/27	7	7,155
4.50%, 10/01/35	180	173,120
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 4/01/38	100	102,500
Federal National Mortgage Assoc.,
8.00%, 8/01/14	43	45,346
5.00%, 1/01/21-3/01/21	160	161,823
5.50%, 1/01/22-4/01/35(c)	35,559	36,011,279
6.50%, 10/01/22-9/01/37(d)	17,942	18,647,072
8.50%, 10/01/24	4	4,343
4.50%, 12/01/35	635	612,980
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 4/01/23	1,900	1,889,911
5.00%, 4/01/23	200	201,876
6.00%, 4/01/23	800	823,248
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 4/01/38	600	576,750
5.00%, 4/01/38	900	890,721
Government National Mortgage Assoc. I,
5.50%, 11/15/08-10/15/36	55,759	56,991,796
9.50%, 10/15/09-11/15/20	313	347,617
13.50%, 5/15/11	1	618
17.00%, 11/15/11-12/15/11	32	37,510
16.00%, 3/15/12-4/15/12	19	22,447
12.00%, 2/15/13-6/15/15	21	24,381
11.50%, 4/15/13-12/15/15	59	69,798
14.50%, 4/15/13	11	13,529
15.00%, 6/15/13	21	25,586
10.00%, 2/15/16-12/15/20	252	299,520
6.50%, 3/15/16-11/15/34(e)	20,060	20,934,542
9.00%, 4/15/16-10/15/21	321	351,130
8.50%, 6/15/16-2/15/25	316	347,982
6.00%, 7/15/16-12/15/36	28,477	29,477,402
8.00%, 1/15/17-1/15/32	16,426	17,996,652
7.00%, 9/15/17-5/15/32	4,286	4,589,487
7.50%, 3/15/22-9/15/30	1,639	1,767,418
5.00%, 11/15/32-6/15/36	46,814	46,891,412
4.50%, 12/15/34-1/15/35	4,085	3,970,247
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 4/01/38	35,300	35,972,818
6.00%, 4/01/38	24,500	25,281,060
Government National Mortgage Assoc. II,
7.50%, 2/15/22-10/20/25	22	23,553
7.00%, 3/20/24-5/20/27	283	302,321
8.00%, 8/20/24	130	142,418
6.00%, 2/20/29-5/20/36	19,857	20,522,297
5.50%, 5/20/34-2/20/37	7,236	7,377,604
5.00%, 11/20/35	4,952	4,936,952
Government National Mortgage Assoc. II 30 Year TBA,
5.00%, 4/01/38-5/01/38	45,400	45,215,676
5.50%, 4/01/38-5/01/38	42,800	43,459,300
6.00%, 4/01/38	11,700	12,051,000
6.50%, 4/01/38	59,700	61,920,243
Government National Mortgage Assoc. II ARM,
4.50%, 7/20/34(a)	4,630	4,643,817

Total Mortgage Pass-Throughs
(Cost $508,808,789)		514,805,766

Collateralized Mortgage Obligations — 3.5%
Chase Mortgage Finance Corp., Series 03-S12, Class 2A1,
5.00%, 12/25/18	1,031	1,014,567
Countrywide Home Loans, Series 04-J4, Class 2A1,
5.00%, 5/25/19	468	457,448
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1,
5.25%, 10/25/19	707	695,093
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
4.39%, 8/25/28(f)	2,651	82,197
Federal National Mortgage Assoc., Series 07-108, Class FN,
9.16%, 11/25/37(a)	186	206,403
Government National Mortgage Assoc., Series 03-51, Class LT,
5.00%, 10/20/28	1,194	1,201,886
Government National Mortgage Assoc., Series 05-71, Class AB,
5.50%, 9/20/35	3,028	3,141,727
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.75%, 11/25/33(a)	1,389	1,308,904
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.75%, 7/25/35(a)	1,958	1,973,084
Master Asset Securitization Trust, Series 04-8, Class 3A1,
5.25%, 8/25/19	520	526,021
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A,
5.00%, 11/25/18	200	197,021

Total Collateralized Mortgage Obligations
(Cost $10,656,267)		10,804,351

Commercial Mortgage Backed Securities — 1.6%
Bear Stearns Mortgage Trust, Series 04-5, Class 2A,
3.99%, 7/25/34(a)	1,703	1,654,384
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22(g)	3	3,146
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.80%, 8/10/45(a)	2,500	2,496,019

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	95

Schedule of Investments (continued)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Commercial Mortgage Backed Securities (Continued)
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
3.80%, 7/15/25(a)	$81		$72,341
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(a)(h)	593		584,011

Total Commercial Mortgage Backed Securities
(Cost $4,919,460)			4,809,901

	Shares
Short Term Investments — 3.4%
Galileo Money Market Fund, 2.56%(i)
(Cost $10,414,278)	10,414,278		10,414,278

	Contracts
Call Option Purchased — 0.1%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12
(Cost $198,500)	500	(j)	344,862

Put Option Purchased — 0.1%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12
(Cost $198,500)	500	(j)	227,179

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 178.4%
(Cost $537,575,586*)			543,906,650

Mortgage Pass-Through TBA Sale Commitments — (54.0)%
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 4/01/38	(4,900)		(5,022,500)
Federal National Mortgage Assoc. 30 Year,
5.50%, 4/01/38	(35,400)		(35,732,052)
6.50%, 4/01/38	(8,800)		(9,110,728)
Government National Mortgage Assoc. I 30 Year,
5.00%, 4/01/38	(37,400)		(37,364,844)
5.50%, 4/01/38	(36,900)		(37,603,314)
Government National Mortgage Assoc. II 30 Year,
5.00%, 4/01/38	(22,700)		(22,636,213)
5.50%, 4/01/38	(6,800)		(6,916,892)
6.50%, 4/01/38	(10,000)		(10,371,900)

Total Mortgage Pass-Through TBA Sale Commitments
(Proceeds $163,824,513)			(164,758,443)

Call Options Written — (0.1)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(300	)(j)	(259,391)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(400	)(j)	(234,061)

Total Call Options Written
(Premiums received $322,100)			(493,452)

Put Options Written — (0.1)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(300	)(j)	(105)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(400	)(j)	(192,019)

Total Put Options Written
(Premiums received $322,100)			(192,124)

Total Options Written — (0.2)%
(Premiums received $644,200)			(685,576)

Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 124.2%
(Cost $373,106,873)			378,462,631
Liabilities in Excess of Other Assets — (24.2)%			(73,632,755)

Net Assets — 100.0%			$304,829,876

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$537,593,462

Gross unrealized appreciation	$7,079,677
Gross unrealized depreciation	(766,489)

Net unrealized appreciation	$6,313,188

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Par is less than $500.
(c)	Security, or a portion thereof, with a market value of $1,208,462, has been pledged as collateral for swap and interest rate swap contracts.
(d)	All or a portion of security, with a market value of $9,496,641 has been pledged as collateral for reverse repurchase agreements.

See Notes to Financial Statements.

96	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	GNMA Portfolio
	(Percentages shown are based on Net Assets	)

(e)	All or a portion of security, with a market value of $554,458 has been pledged as collateral in connection with open financial futures contracts.
(f)	The rate shown is the effective yield as of report date.
(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	$—	$73	$—	$113

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(i)	Represents current yield as of report date.
(j)	One contract represents a notional amount of $10,000.
•	Reverse repurchase agreements outstanding as of March 31, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Lehman Brothers	2.60%	03/20/08	04/14/08	$9,256,683	$9,240,000

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
220	U.S. Treasury Notes(5 Year)	June 2008	$25,131,563	$90,719

Total Unrealized Appreciation				$90,719

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
50	U.S. Treasury Notes (10 Year)	June 2008	$5,947,656	$(14,734)
6	U.S. Treasury Bonds	June 2008	$712,781	(3,689)

Total Net Unrealized Depreciation				$(18,423)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation (Depreciation)
Receive (pay) a variable return CMBS Aaa 10+ Yr Index and pay a floating rate based on minus .00%
Broker, Bank of America Expires, August 2008	$6,210,000	$280,439
Receive a fixed rate of 5.64% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, June 2010	8,200,000	556,844
Pay a fixed rate of 5.50% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2012	2,000,000	(142,118)
Pay a fixed rate of 5.28% and receive a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, March 2016	7,500,000	(774,983)
Pay a fixed rate of 5.34% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, September 2016	1,600,000	(168,305)
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, August 2017	3,000,000	(259,957)
Receive a fixed rate of 5.08% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, September 2017	3,000,000	255,173
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, November 2017	3,700,000	304,757

Total		$51,850

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	97

Schedule of Investments March 31, 2008 (Unaudited)	Managed Income Portfolio
	(Percentages shown are based on Net Assets	)

	Shares	Value
Preferred Stocks — 0.8%
Government — 0.8%
Federal Home Loan Mortgage Corp.,
8.38%, 12/31/49	104,700	$2,554,680
Federal National Mortgage Assoc.,
8.25%, 12/31/49	141,750	3,409,087

Total Preferred Stocks
(Cost $6,161,250)		5,963,767

	Par (000)
Trust Preferred Stocks — 3.4%
Banks — 2.2%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.63%, 5/23/36	$570	538,276
Bank of America Corp., Depositary Shares,
8.00%(a)	2,835	2,838,402
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(b)	2,445	2,409,237
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37(c)	3,350	3,060,818
Lloyds TSB Bank Plc, Subordinated Notes,
6.90%(a)	2,000	1,900,000
Mellon Capital IV, Capital Securities,
6.24%(a)(b)	1,125	868,802
Wachovia Corp., Preferred Stock,
7.98%(a)(b)	4,875	4,789,687

		16,405,222

Finance — 0.2%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(a)(b)(c)	1,440	959,184
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(a)(b)	360	227,700

		1,186,884

Insurance — 0.2%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	775	721,898
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(b)	1,265	1,126,635

		1,848,533

Yankee — 0.8%
Banks — 0.4%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(a)(b)(d)(e)	1,450	1,310,922
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%, 9/29/17(b)(d)	2,100	1,808,499

		3,119,421

Finance — 0.4%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(b)(d)	2,940	2,490,559

Total Trust Preferred Stocks
(Cost $27,463,476)		25,050,619

U.S. Government & Agency Obligations — 10.8%
Overseas Private Investment Corp.,
4.09%, 5/29/12	514	527,917
4.30%, 5/29/12	1,440	1,543,747
4.64%, 5/29/12	1,084	1,178,532
4.68%, 5/29/12	613	637,902
4.87%, 5/29/12	4,649	5,106,337
5.40%, 5/29/12	556	576,207
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18(f)	1,725	1,129,751
6.30%, 10/15/18(f)	1,725	1,112,908
Small Business Administration Participation Certificates, Series 97, Class A,
3.85%, 8/15/22(b)(e)	256	224,794
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25(g)	1,275	1,553,218
U.S. Treasury Notes,
2.00%, 2/28/10(g)	32,980	33,209,310
2.75%, 2/28/13(g)	19,940	20,214,175
3.50%, 2/15/18(g)	13,250	13,326,598

Total U.S. Government & Agency Obligations
(Cost $78,974,419)		80,341,396

Mortgage Pass-Throughs — 66.1%
Federal Home Loan Mortgage Corp. ARM,
4.35%, 1/01/35(b)	5,018	5,072,068
5.86%, 5/01/37(b)	4,583	4,665,434
Federal Home Loan Mortgage Corp. Gold,
6.50%, 3/01/09-12/01/30	388	402,958
4.00%, 5/01/10	1,384	1,390,717
6.00%, 11/01/14-8/01/37(c)	10,086	10,357,155
5.50%, 10/01/17-1/01/38(h)	19,873	20,098,058
4.50%, 5/01/18	11	11,484
5.00%, 12/01/18-4/01/36	2,395	2,409,870
7.50%, 11/01/25-10/01/27	18	19,893
7.00%, 4/01/29-4/01/32	41	43,727
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
5.00%, 4/01/22	7,000	7,067,830
4.50%, 4/01/23	5,600	5,565,000
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 4/01/38	3,400	3,432,946
Federal National Mortgage Assoc.,
7.00%, 8/01/08-8/01/36	1,232	1,302,113
6.50%, 2/01/11-8/01/37(c)(h)	25,870	26,906,183
5.50%, 9/01/13-12/01/35(c)	39,745	40,378,225
5.00%, 1/01/18-3/01/36(c)	47,242	47,151,781
4.00%, 5/01/19	4,029	3,944,984
6.00%, 1/01/21-5/01/36(h)	10,876	11,197,376
4.50%, 12/01/35-7/01/37	8,841	8,529,435
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 4/01/23	7,900	7,858,051
6.00%, 4/01/23	3,000	3,087,180
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 4/01/38	48,600	49,055,868
6.00%, 4/01/38	9,700	9,933,382
6.50%, 4/01/38-5/01/38	45,200	46,781,987
Federal National Mortgage Assoc. ARM,
4.28%, 12/01/34(b)(c)	5,130	5,181,526
5.37%, 5/01/37(b)	3,653	3,721,627
Government National Mortgage Assoc. I,
9.50%, 9/15/16-11/15/16	15	16,540

See Notes to Financial Statements.

98	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs (Continued)
9.00%, 3/15/18	$12	$12,956
6.50%, 12/15/23-5/15/35	11,475	11,960,277
6.00%, 11/15/28-12/20/37	6,210	6,411,732
5.50%, 11/15/33	34	34,495
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 4/01/38-5/01/38	21,400	21,362,404
5.50%, 4/01/38	25,700	26,189,842
6.00%, 4/01/38	12,700	13,104,876
6.50%, 4/01/38	20,000	20,781,200
Government National Mortgage Assoc. II,
5.50%, 3/20/36(h)	25,110	25,592,885
6.50%, 4/01/38	23,500	24,373,965
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 4/01/37	13,600	14,008,000

Total Mortgage Pass-Throughs
(Cost $483,725,305)		489,416,030

Collateralized Mortgage Obligations — 19.8%
Bear Stearns Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(b)	8,244	7,964,901
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(b)	9,754	8,737,456
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.76%, 3/25/37(b)	6,822	6,470,534
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	4,947	4,424,499
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
5.20%, 8/25/46(b)	807	613,548
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
2.73%, 3/20/47(b)	2,112	1,602,761
Countrywide Home Loans, Series 03-56, Class 4A1,
4.93%, 12/25/33(b)	5,060	4,616,601
Countrywide Home Loans, Series 06-OA5, Class 2A1,
2.80%, 4/25/46(b)	918	688,602
Countrywide Home Loans, Series 06-OA5, Class 3A1,
2.80%, 4/25/46(b)	1,843	1,399,581
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37(b)	3,866	3,451,566
Credit Suisse Mortgage Capital Backed Trust, Series 06-8, Class 3A1,
6.00%, 10/25/21	1,301	1,182,357
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(i)	1,423	305,187
Federal Home Loan Mortgage Corp., Series 2587, Class WX,
5.00%, 3/15/18	2,730	2,775,558
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	3,144	3,280,044
Federal Home Loan Mortgage Corp., Series 3033, Class JB,
5.50%, 11/15/32	3,143	3,274,035
Federal Home Loan Mortgage Corp., Series 3295, Class FA,
3.22%, 3/15/37(b)	3,527	3,377,188
Federal Home Loan Mortgage Corp., Series 3339, Class JF,
3.23%, 7/15/37(b)	4,064	3,872,533
Federal National Mortgage Assoc., Series 03-118, Class FD,
3.01%, 12/25/33(b)	5,166	5,188,537
Federal National Mortgage Assoc., Series 05-48, Class AR,
5.50%, 2/25/35	4,846	5,032,716
Federal National Mortgage Assoc., Series 07-21, Class FC,
2.96%, 3/25/37(b)	2,622	2,509,324
Federal National Mortgage Assoc., Series 07-75, Class JF,
3.59%, 8/25/37(b)	4,612	4,401,778
Federal National Mortgage Assoc., Series 346, Class 2 (IO),
5.50%, 12/01/33(i)	3,657	781,134
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 11/01/34(i)	2,903	628,270
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(i)	7,575	1,742,792
First Horizon Alernative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.38%, 10/25/34(b)	3,100	2,858,928
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)	1,626	1,569,812
Homebanc Mortgage Trust, Series 05-4, Class A1,
2.87%, 10/25/35(b)	2,694	2,115,997
JPMorgan Alternative Loan Trust, Series 05-S1, Class 2A16,
6.00%, 12/25/35	2,194	2,201,987
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36	644	583,881
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	609	548,613
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
2.66%, 7/25/36(b)	2,346	2,197,996
Residential Accredit Loans, Inc., Series 06-QS2, Class 2B1,
2.82%, 2/25/46(b)	1,549	1,176,743
Residential Accredit Loans, Inc., Series 07-QO3, Class A1,
2.76%, 3/25/47(b)	1,034	847,091
Summit Mortgage Trust, Series 00-1, Class B1,
6.66%, 12/28/12(b)(e)(j)	16	15,787
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18 Class 1A1,
5.35%, 1/25/37(b)	4,029	3,791,441
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(b)	8,335	7,885,220
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(b)	7,792	7,355,037
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
5.10%, 5/25/47(b)	1,096	931,840
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	99

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
5.08%, 6/25/47(b)	$1,869	$1,494,595
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(b)	8,182	7,660,009
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A2,
4.11%, 6/25/35(b)	6,111	5,642,074
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(b)	1,715	1,613,861
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR15, Class A1,
5.34%, 10/25/36(b)	2,862	2,714,070
5.65%, 10/25/36(b)	5,158	4,802,112
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR18, Class 2A1,
5.72%, 11/25/36(b)	7,362	6,783,493
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.11%, 3/25/36(b)	3,443	3,298,709

Total Collateralized Mortgage Obligations
(Cost $151,213,167)		146,410,798

Commercial Mortgage Backed Securities — 22.3%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	3,505	3,588,745
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	3,670	3,737,521
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.69%, 4/10/49(b)	3,975	3,946,481
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	4,590	4,764,072
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41	1,315	1,294,680
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(b)	18,600	17,522,626
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	1,925	1,922,517
Citigroup Commercial Mortgage Trust, Series 06-C5, Class A4,
5.43%, 10/01/49	805	789,293
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.70%, 6/10/17(b)	1,600	1,587,611
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.22%, 9/10/17(b)	2,885	2,724,767
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2,
6.30%, 11/11/30	4,448	4,464,740
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	3,140	3,136,032
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	4,865	4,702,333
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	3,884	4,024,860
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	7,525	7,670,388
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(b)	2,500	2,353,593
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43	4,090	4,209,623
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	3,800	3,881,573
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36	4,240	4,264,301
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	2,719	2,775,388
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	2,732	2,728,491
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4,
4.96%, 8/10/38	3,500	3,453,613
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.80%, 8/10/45(b)	2,045	2,041,743
Greenwich Capital Commercial Funding Corp., Series 07-GG11, Class A4,
5.74%, 12/10/49	1,925	1,900,285
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	3,320	3,399,603
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	3,840	3,904,292
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	4,415	4,382,064
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	5,018	5,207,652
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10	1,813	1,787,699
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	1,915	1,874,156
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(b)	4,725	4,711,319
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(b)	7,700	7,468,230
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
5.83%, 7/12/17(b)(k)	1,900	1,749,795
Morgan Stanley Capital I, Inc., Series 98-HF2, Class A2,
6.48%, 11/15/30	2,015	2,012,835

See Notes to Financial Statements.

100	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Morgan Stanley Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33	$3,288	$3,401,996
Morgan Stanley Capital I, Inc., Series 05-HQ6, Class A4A,
4.99%, 8/13/42	4,725	4,642,868
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2,
7.52%, 12/18/09	5,476	5,626,072
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(e)	1,399	1,377,666
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.73%, 4/25/37(b)	5,706	5,403,472
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(e)	5,330	5,408,039
USGI, Series 87,
7.43%, 12/01/22	78	79,249
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6,
5.13%, 8/15/35	4,470	4,323,587
Wachovia Bank Commercial Mortgage Trust, Series 07-C34 Class A3,
5.68%, 5/15/46	3,560	3,503,429
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.00%, 5/25/36(e)(i)	33,297	1,186,122

Total Commercial Mortgage Backed Securities
(Cost $168,422,383)		164,935,421

Project Loans — 1.5%
Whittier Rehab at Haverhill Project Loan,
7.60%, 12/01/39
(Cost $10,391,795)	10,679	11,233,883

Certificate of Deposit — 0.2%
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost $1,260,000)	1,260	1,265,369

Asset Backed Securities — 8.2%
American Express Credit Account Master Trust, Series 05-3, Class A,
2.82%, 1/18/11(b)	5,525	5,524,841
American Express Credit Account Master Trust, Series 05-5, Class A,
2.86%, 2/15/13(b)	5,350	5,242,661
Ameriquest Mortgage Securities, Inc., Series 04-R11, Class A1,
2.90%, 11/25/34(b)	1,888	1,472,474
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
2.69%, 1/25/30(b)	65	64,946
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(e)	215	215,293
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
2.65%, 10/25/36(b)	2,138	2,046,653
Citibank OMNI Master Trust, Series 07, Class A9,
3.70%, 12/23/13(b)(e)	5,690	5,688,577
Countrywide Alternative Loan Trust, Series 06-18, Class 2A1,
2.65%, 7/25/36(b)	3,552	3,415,133
Countrywide Certificates, Series 04-14, Class A4,
2.88%, 6/25/35(b)	378	369,428
DaimlerChrysler Auto Trust, Series 06-A, Class A3,
5.00%, 5/08/10	2,934	2,955,425
DaimlerChrysler Auto Trust, Series 06-D, Class A4,
4.94%, 2/08/12	5,450	5,571,770
Fieldstone Mortgage Investment Corp., Series 06-1, Class A1,
2.68%, 5/25/36(b)	828	821,390
Ford Credit Auto Owner Trust, Series 05-C, Class A3,
4.30%, 8/15/09	992	994,492
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	2,070	2,198,909
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
2.77%, 11/19/36(b)	1,615	1,229,218
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.71%, 7/25/37(b)	2,214	2,090,651
IndyMac Residential Trust, Series 06-D, Class 2A1,
2.65%, 11/25/36(b)	1,463	1,407,650
Lehman XS Trust, Series 05-5N, Class 3A2,
2.96%, 11/25/35(b)	2,516	1,631,331
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	5,175	5,250,894
Residential Accredit Loans, Inc., Series 07-Q02, Class A1,
2.75%, 2/25/47(b)	1,305	912,467
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1,
2.68%, 7/25/36(b)	1,750	1,720,706
Residential Asset Mortgage Products, Inc., Series 06-RS5, Class A1,
2.67%, 9/25/36(b)	1,414	1,389,932
Structured Asset Investment Loan Trust, Series 06-2, Class A1,
2.66%, 4/25/36(b)	124	123,552
Structured Asset Securities Corp., Series 07-BC1, Class A2,
2.65%, 2/25/37(b)	3,790	3,595,276
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	4,825	4,942,625

Total Asset Backed Securities
(Cost $61,768,480)		60,876,294

Collateralized Debt Obligations — 1.1%
Small Business Administration Participation Certificates, Series 96-20B, Class 1,
6.38%, 2/01/16	1,276	1,318,195
Small Business Administration Participation Certificates, Series 96-20K, Class 1,
6.95%, 11/01/16	1,912	1,991,807
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	1,370	1,432,674
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17	390	408,790

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	101

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Debt Obligations (Continued)
Small Business Administration Participation Certificates, Series 97-20G, Class 1,
6.85%, 7/01/17	$2,769	$2,888,714

Total Collateralized Debt Obligations
(Cost $7,724,583)		8,040,180

Corporate Bonds — 19.8%
Banks — 5.2%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17	2,200	2,313,018
5.75%, 12/01/17	4,585	4,744,755
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10	1,190	1,272,105
Citigroup, Inc., Depositary Shares,
0.01%, 12/31/49	52	1,262,100
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	3,900	3,918,993
Citigroup, Inc., Unsecured Notes,
3.63%, 2/09/09(l)	3,655	3,645,439
4.13%, 2/22/10	2,480	2,456,249
Credit Suisse Corp., Subordinated Notes,
6.00%, 2/15/18	950	947,732
JPMorgan Chase & Co., Senior Notes,
2.63%, 6/30/08	835	833,141
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	3,870	4,040,917
UBS AG, Senior Notes,
5.88%, 12/20/17	3,700	3,781,874
Wachovia Bank N.A., Senior Bank Notes,
4.38%, 8/15/08	95	95,000
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	3,000	2,779,566
Wachovia Corp.,
8.00%, 12/17/49	120	2,964,000
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	580	589,681
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10	2,115	2,171,786
4.88%, 1/12/11	705	717,233

		38,533,589

Broadcasting — 0.2%
News America, Inc., Senior Debentures,
7.13%, 4/08/28	300	312,057
7.63%, 11/30/28	1,150	1,257,871

		1,569,928

Computer & Office Equipment — 0.2%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	1,535	1,608,006

Energy & Utilities — 0.9%
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35	600	521,581
5.95%, 2/01/38	1,000	1,003,661
Florida Power Corp., First Mortgage Bonds,
6.65%, 7/15/11	960	1,037,536
5.90%, 3/01/33	175	168,675
MidAmerican Energy Holdings Co. Bonds,
5.95%, 5/15/37	1,125	1,053,806
6.50%, 9/15/37	875	876,903
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	700	707,261
Transocean, Inc., Senior Unsecured Notes,
6.00%, 3/15/18	305	313,731
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	1,150	1,229,974

		6,913,128

Entertainment & Leisure — 0.8%
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 2/15/26	790	832,399
Comcast Cable Holdings LLC, Senior Notes,
7.13%, 2/15/28	620	624,195
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	315	321,213
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35	475	449,247
6.95%, 8/15/37	1,725	1,728,459
Time Warner Cos., Inc., Senior Debentures,
9.15%, 2/01/23	535	619,243
7.57%, 2/01/24	750	769,915
Time Warner Entertainment Corp., Senior Debentures,
8.38%, 3/15/23	500	554,050

		5,898,721

Finance — 7.7%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(e)	710	719,545
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	2,665	2,666,314
The Bear Stearns Cos., Inc., Unsecured Notes,
4.55%, 6/23/10	750	709,201
6.40%, 10/02/17	1,450	1,431,731
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
3.38%, 10/15/08	1,925	1,930,146
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12	10,020	10,466,686
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(b)	1,850	1,810,260
General Electric Capital Corp., Unsecured Notes,
5.00%, 11/15/11	5,205	5,361,197
6.15%, 8/07/37	2,065	2,062,008
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	4,635	4,608,409
Household Finance Corp., Senior Unsecured Notes,
6.50%, 11/15/08	1,615	1,634,278
Lehman Brothers Holdings, Inc., Senior Notes,
7.00%, 9/27/27	1,375	1,270,955
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
4.50%, 9/15/22(b)	1,175	1,081,435
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	2,275	2,186,992
Lehman Brothers Holdings, Inc., Unsecured Notes,
3.23%, 5/25/10(b)	4,125	3,690,208
5.25%, 2/06/12	1,575	1,519,774
Morgan Stanley, Senior Notes,
4.79%, 1/09/12(b)	5,920	5,451,894
6.25%, 8/28/17	3,825	3,804,146

See Notes to Financial Statements.

102	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	$625	$655,132
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	1,690	1,695,415
Student Loan Marketing Corp., Unsecured Notes,
4.00%, 1/15/09	2,655	2,390,628

		57,146,354

Food & Agriculture — 0.5%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	800	820,759
6.13%, 2/01/18	2,800	2,798,228

		3,618,987

Insurance — 1.0%
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08(e)	285	284,155
Hartford Life Global Funding Trust, Secured Notes,
2.97%, 9/15/09(b)	1,945	1,943,014
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(b)(c)	1,565	1,243,611
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34	350	339,093
Monumental Global Funding II, Unsecured Notes,
2.80%, 7/15/08(e)	2,480	2,474,455
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(e)	775	780,876

		7,065,204

Manufacturing — 0.1%
Belvoir Land LLC Class II, Unsecured Notes,
5.40%, 12/15/47(e)	1,175	986,095

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes,
4.05%, 6/04/08	150	150,055

Oil & Gas — 0.1%
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	420	429,056

Real Estate — 0.2%
The Rouse Co., Unsecured Notes (REIT),
3.63%, 3/15/09	1,615	1,520,767

Retail Merchandising — 0.7%
Target Corp., Senior Unsecured Notes,
6.00%, 1/15/18(c)	4,850	4,964,795

Telecommunications — 0.8%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	1,195	1,327,443
AT&T, Inc., Unsecured Notes,
5.50%, 2/01/18	975	954,661
6.50%, 9/01/37	2,700	2,670,818
BellSouth Telecommunications, Debentures,
0.00%, 12/15/35	900	449,750
GTE Corp., Debentures,
6.94%, 4/15/28	150	151,405
New England Telephone & Telegraph Co., Debentures,
7.88%, 11/15/29	200	219,255
Sprint Nextel Corp., Unsecured Notes,
6.00%, 12/01/16	525	408,188

		6,181,520

Yankee — 1.4%
Energy & Utilities — 0.0%
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(d)	70	69,052

Finance — 0.3%
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(d)(e)	90	92,094
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(d)	2,103	2,242,534

		2,334,628

Government — 0.8%
AID-Israel (Israel), Unsecured Notes,
5.50%, 9/18/23(d)	5,000	5,624,035

Telecommunications — 0.3%
Telecom Italia Capital (Italy), Senior Unsecured Notes,
6.00%, 9/30/34(d)	75	63,389
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(d)	1,000	908,507
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(d)	600	614,953
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(d)	475	509,551
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 12/16/13(d)	90	88,168

		2,184,568

Total Corporate Bonds
(Cost $147,415,929)		146,798,488

Foreign Bond — 0.5%
Germany — 0.5%
Bundesrepublic Deutschland (EUR),
4.25%, 7/04/39
(Cost $3,658,330)	2,675	4,015,266

Taxable Municipal Bonds — 1.1%
Los Angeles County California Pension Obligation Revenue Bonds, Series 95, Class D,
6.97%, 6/30/08	7,355	7,426,417
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1,
6.19%, 4/01/49(e)	750	718,927

Total Taxable Municipal Bonds
(Cost $8,105,000)		8,145,344

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	103

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Short Term Investments — 1.1%
Galileo Money Market Fund, 2.56%(m)
(Cost $8,188,213)	8,188,213		$8,188,213

	Contracts
Call Options Purchased — 1.1%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,280	(n)	1,572,570
JPMorgan Chase, Strike Rate 5.365%, Expires 2/22/11	710	(n)	505,187
Lehman Brothers, Strike Rate 5.365%, Expires 2/22/11	1,800	(n)	1,280,757
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,330	(n)	885,643
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,598	(n)	1,466,103
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	2,260	(n)	2,110,905

Total Call Options Purchased
(Cost $4,343,345)			7,821,165

Put Options Purchased — 0.5%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,280	(n)	1,035,934
JPMorgan Chase, Strike Rate 5.365%, Expires 2/22/11	710	(n)	279,304
Lehman Brothers, Strike Rate 5.365%, Expires 2/22/11	1,800	(n)	708,094
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,330	(n)	626,196
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,598	(n)	497,912
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	2,260	(n)	687,655

Total Put Options Purchased
(Cost $4,343,346)			3,835,095

Total Investments Before Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 158.3%
(Cost $1,173,159,021*)			1,172,337,328

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (18.4)%
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 4/01/38	$(19,000)		(19,184,110)
6.00%, 4/01/38	(9,200)		(9,430,000)
Federal National Mortgage Assoc. 15 Year,
5.00%, 4/01/23	(13,900)		(14,030,382)
5.50%, 4/01/23	(2,300)		(2,346,713)
6.00%, 4/01/23	(4,300)		(4,424,958)
Federal National Mortgage Assoc. 30 Year,
4.50%, 4/01/38	(8,800)		(8,459,000)
5.50%, 4/01/38	(4,000)		(4,037,520)
6.00%, 4/01/38-5/01/38	(18,000)		(18,418,038)
5.00%, 5/01/38	(10,500)		(10,372,026)
Government National Mortgage Assoc. I 30 Year,
5.50%, 4/01/38	(25,700)		(26,189,842)
Government National Mortgage Assoc. II 30 Year,
5.50%, 4/01/38	(10,400)		(10,578,776)
6.00%, 4/01/38	(8,500)		(8,755,000)

Total Mortgage Pass-Through TBA Sale Commitments
(Proceeds $135,111,425)			(136,226,365)

	Contracts
Call Options Written — (0.8)%
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(960	)(n)	(830,050)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(680	)(n)	(724,491)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,060	)(n)	(941,465)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,000	)(n)	(968,640)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(2,230	)(n)	(1,246,459)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,050	)(n)	(775,962)

Total Call Options Written
(Premiums received $2,960,845)			(5,487,067)

Put Options Written — (0.2)%
Citibank, Strike Price $112, Expires 5/23/08	(75)		(5,859)
Salomon Brothers, Strike Price $97.625, Expires 6/16/08	(45)		(12,094)
Interest Rate Swaps,
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(960	)(n)	(336)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(680	)(n)	(19,668)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,060	)(n)	(206,581)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,000	)(n)	(183,028)
Deutsche Bank, Strike Rate 4.870%, Expires 2/04/10	(2,230	)(n)	(917,915)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,050	)(n)	(382,336)

Total Put Options Written
(Premiums received $3,046,631)			(1,727,817)

Total Options Written — (1.0)%
(Premiums received $6,007,476)			(7,214,884)

Total Investments Net of Mortgage Pass-Through TBA Sale Commitments and Outstanding Options Written — 138.9%
(Cost $1,032,040,120)			1,028,896,079
Liabilities in Excess of Other Assets — (38.9)%			(288,109,017)

Net Assets — 100.0%			$740,787,062

See Notes to Financial Statements.

104	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,173,661,911

Gross unrealized appreciation	$16,422,045
Gross unrealized depreciation	(17,746,628)

Net unrealized depreciation	$(1,324,583)

(a)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	Security, or a portion thereof, with a market value of $3,174,152, has been pledged as collateral for swap and interest rate swap contracts.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	The rate shown is the effective yield at the time of purchase.
(g)	Security, or a portion thereof, subject to financing transactions.
(h)	All or a portion of security, with a market value of $102,837,596 has been pledged as collateral for reverse repurchase agreements.
(i)	The rate shown is the effective yield as of report date.
(j)	Security is fair valued by the Board of Trustees.
(k)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

				Interest/
	Purchase	Sales	Realized	Dividend
Affiliate	Cost	Cost	Gain	Income
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM	$—	$—	$—	$55,816
(l)	All or a portion of security, with a market value of $3,645,439 has been pledged as collateral in connection with open financial futures contracts.
(m)	Represents current yield as of report date.
(n)	One contract represents a notional amount of $10,000.
•	Reverse repurchase agreements outstanding as of March 31, 2008 were as follows:

	Interest	Settlement	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Par
Lehman Brothers	2.60%	03/20/08	04/14/08	$8,264,896	$8,250,000
Lehman Brothers	3.00%	03/12/08	04/14/08	$90,095,564	$89,848,481

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased	Settlement Date	Unrealized Appreciation

JPY 845,800,379	04/11/08	$709,100

Total Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $7,782,055)		$709,100

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold	Settlement Date	Unrealized Depreciation

EUR 2,495,819	04/23/08	$(307,006)

Total Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $3,630,167)		$(307,006)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

522	U.S. Treasury Notes (2 Year)	June 2008	$112,050,563	$(38,885)
288	U.S. Treasury Notes (10 Year)	June 2008	$34,258,500	126,482
60	Euro-Bobl	June 2008	$10,492,704	(115,708)
121	Euro-Bund	June 2008	$22,232,823	(168,407)
122	Euro Dollar Futures	December 2008	$29,841,200	55,127
199	Euro Dollar Futures	June 2009	$48,570,925	159,394

Total Net Unrealized Appreciation				$18,003

•	Financial futures contracts sold as of March 31, 2008 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Amount	Depreciation
774	U.S. Treasury Notes (5 Year)	June 2008	$88,417,406	$(10,392)
97	U.S. Treasury Bonds	June 2008	$11,523,297	(29,541)
199	Euro Dollar Futures	June 2010	$48,120,688	(115,021)

Total Net Unrealized Depreciation				$(154,954)

•	Swaps outstanding as of March 31, 2008 were as follows:

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Bank of America CMBS Aaa 10 Yr Index and pay a floating rate based on the spread
Broker, Bank of America Expires, April 2008	USD	$7,655,000	$190,537

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	105

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Yr Index and receive a fixed rate of 3.5708%
Broker, Goldman Sachs Expires, August 2008	USD	$8,350,000	$218,073
Receive (pay) a variable return based on the change in the spread return of the BAS Aaa 10 Yr Index and pay a fixed rate of 0%
Broker, Barclays Bank Expires, September 2008	USD	2,275,000	59,415
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	34,200,000	1,189,266
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	10,400,000	396,770
Pay a fixed rate of 5.21% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, February 2012	USD	15,000,000	(1,230,675)
Pay a fixed rate of 3.604% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2013	USD	22,500,000	(317,579)
Receive a fixed rate of 3.461% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2013	USD	30,000,000	(320,219)
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, March 2013	USD	17,100,000	(30,633)
Receive a fixed rate of 3.380% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, March 2013	USD	25,300,000	97,476
Bought credit default protection on DJ CDX.NA.IG.10.VI and pay 1.55%
Broker, Morgan Stanley Expires, June 2013	USD	5,700,000	15,483
Bought credit default protection on DJ CDX.NA.IG.10.VI and pay 1.55%
Broker, Lehman Brothers Expires, June 2013	USD	5,800,000	27,257
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2014	USD	20,000,000	(1,756,853)
Pay a fixed rate of 5.24% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, June 2014	USD	9,500,000	(1,026,412)
Receive a fixed rate of 6.65% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires, December 2015	NZD	6,800,000	(221,973)
Pay a fixed rate of 5.78% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, July 2017	USD	25,900,000	(3,667,399)
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, July 2017	USD	13,700,000	(1,791,344)
Pay a fixed rate of 4.49375% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, January 2018	USD	7,200,000	(252,119)
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	13,300,000	(1,159,084)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	17,265,000	566,275

See Notes to Financial Statements.

106	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2027	USD	$2,750,000	$354,099

Total			$(8,659,639)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	107

Schedule of Investments March 31, 2008 (Unaudited)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds — 62.9%
Australia — 0.8%
New South Wales Treasury Corp. (AUD),
7.00%, 12/01/10	$4,130	$3,788,709
Queensland Treasury Corp. (AUD),
6.00%, 8/14/13	925	817,718

		4,606,427

Austria — 3.0%
Republic of Austria Government Bonds (EUR),
5.00%, 7/15/12	10,250	16,935,859

Canada — 2.1%
Government of Canada Bonds (CAD),
5.75%, 6/01/33	1,550	1,944,352
4.70%, 6/02/37	2,875	2,831,894
Royal Bank of Canada, Senior Unsecured Notes (GBP),
4.63%, 12/07/10	3,830	7,449,068

		12,225,314

Czechoslovakia — 1.3%
Czech Republic Government Bonds (CZK),
4.00%, 4/11/17	123,400	7,286,291

Denmark — 4.2%
Kingdom of Denmark (DKK),
6.00%, 11/15/11	37,190	8,449,210
4.00%, 11/15/17	19,050	3,982,791
7.00%, 11/10/24	11,700	3,198,286
Nykredit Denmark (DKK),
5.00%, 10/01/38(a)	20,190	4,032,990
Realkredit Denmark (DKK),
5.00%, 10/01/38(a)	20,741	4,140,799

		23,804,076

Finland — 2.9%
Finnish Government Bonds (EUR),
4.25%, 7/04/15	10,385	16,731,489

France — 7.3%
BNP Paribas (EUR),
4.73%(a)(b)	650	846,177
5.43%, 9/07/17	900	1,444,189
France Government Bonds (EUR),
3.75%, 4/25/17	3,005	4,636,090
5.75%, 10/25/32	14,750	26,942,660
4.00%, 10/25/38	3,650	5,145,935
Reseau Ferre de France, Unsecured Notes (GBP),
5.50%, 12/01/21	600	1,239,648
Societe Generale (EUR),
7.00%(b)	650	958,720

		41,213,419

Germany — 4.7%
Bundesobligation (EUR),
4.00%, 4/13/12	1,065	1,706,680
Bundesrepublic Deutschland (EUR),
3.75%, 1/04/17	1,325	2,066,122
4.00%, 1/04/37	5,245	7,561,408
4.25%, 7/04/39	10,080	15,130,424

		26,464,634

Ireland — 3.3%
GE Capital Euro Funding (EUR),
4.38%, 3/30/11	840	1,315,805
Irish Treasury Notes (EUR),
3.25%, 4/18/09	11,000	17,242,844

		18,558,649

Italy — 1.7%
Buoni Poliennali del Tesoro (EUR),
4.25%, 2/01/15	5,945	9,521,048

Japan — 12.5%
East Japan Railway Co. (GBP),
4.75%, 12/08/31	1,500	2,570,609
Japan Finance Corp. (GBP),
5.75%, 8/09/19	2,860	6,012,703
Japan Government Bonds (JPY),
0.80%, 1/20/21(a)	1,201,500	11,526,830
2.20%, 6/20/26	2,314,000	23,859,805
2.10%, 12/20/27	427,000	4,295,702
2.50%, 9/20/35	921,500	9,499,890
Japan Government CPI Linked Notes, Series 4 (JPY),
0.50%, 6/10/15	479,000	4,708,711
Japan Government CPI Linked Notes, Series 9 (JPY),
1.10%, 9/10/16	850,149	8,579,656

		71,053,906

Netherlands — 1.1%
Netherland Government Bonds (EUR),
3.75%, 1/15/23	4,130	6,037,699

New Zealand — 0.7%
General Electric Capital Corp., Senior Unsubor-dinated Notes (NZD),
6.50%, 9/28/15	5,245	3,811,800

Norway — 0.2%
DNB Norbank ASA (EUR),
7.07%(a)(b)	725	1,144,770

Poland — 0.4%
Poland Government Bonds (PLN),
6.25%, 10/24/15	4,905	2,228,553
Republic Of Poland (PLN),
4.75%, 4/25/12	780	332,663

		2,561,216

Portugal — 0.8%
Portugal Government Bonds (EUR),
4.38%, 6/16/14	2,950	4,732,547

South Africa — 0.3%
Republic Of South Africa (ZAR),
8.00%, 12/21/18	8,900	1,007,862
6.75%, 3/31/21	8,400	846,939

		1,854,801

Spain — 3.1%
Bonos y Obligation del Estado (EUR),
5.75%, 7/30/32	5,895	10,653,830
Kingdom of Spain (EUR),
5.00%, 7/30/12	4,155	6,851,247

		17,505,077

See Notes to Financial Statements.

108	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds (Continued)
Sweden — 7.9%
AB Spintab, Notes (EUR),
4.38%, 4/20/09	$1,780	$2,805,137
Swedish Government Bonds (SEK),
5.25%, 3/15/11	240,000	42,003,080

		44,808,217

Switzerland — 0.4%
European Investment Bank (CHF),
2.00%, 8/29/16	2,440	2,265,058

United Kingdom — 4.2%
GE Capital Funding (GBP),
5.13%, 3/03/15	2,825	5,360,571
Network Rail Infrastructure Finance, Senior Secured Notes (GBP),
4.88%, 11/27/15	1,630	3,278,986
United Kingdom Treasury Bonds (GBP),
4.50%, 12/07/42	2,575	5,239,740
United Kingdon Treasury Notes (GBP),
5.25%, 6/07/12	3,625	7,553,816
Wells Fargo & Co. (GBP),
6.36%, 1/25/12(a)	1,400	2,713,811

		24,146,924

Total Foreign Bonds
(Cost $304,618,678)		357,269,221

Trust Preferred Stocks — 0.6%
Banks — 0.3%
Bank of America Corp., Depositary Shares,
8.00%(a)(b)	1,825,000	1,827,190

Yankee — 0.3%
Banks — 0.3%
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(a)(b)(c)(d)	1,675,000	1,421,908

Total Trust Preferred Stocks
(Cost $3,508,461)		3,249,098

U.S. Government & Agency Obligations — 1.4%
Republic Of France (EUR),
1.00%, 7/25/17	1,295	1,993,566
U.S. Treasury Notes,
5.13%, 5/15/16(e)	5,240	5,969,508

Total U.S. Government & Agency Obligations
(Cost $7,724,084)		7,963,074

Mortgage Pass-Throughs — 2.0%
Federal Home Loan Mortgage Corp. ARM,
4.61%, 2/01/35(a)(f)	4,726	4,799,019
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 4/01/38	6,500	6,623,890

Total Mortgage Pass-Throughs
(Cost $11,352,316)		11,422,909

Collateralized Mortgage Obligations — 3.2%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
2.79%, 12/25/46(a)	792	592,644
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.97%, 11/25/34(a)	1,311	1,097,763
Bear Stearns Mortgage Trust, Series 04-6, Class 3A,
5.43%, 9/25/34(a)	1,034	995,855
Bear Stearns Mortgage Trust, Series 06-2, Class2A1,
5.65%, 7/25/36(a)	2,201	2,126,376
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(g)	6,571	1,427,625
Federal Home Loan Mortgage Corp., Series 3204, Class C,
5.50%, 4/15/29	5,472	5,583,849
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
2.79%, 8/25/46(a)	1,139	866,237
JPMorgan Mortgage Trust, Series 04-A5, Class 3A1,
5.32%, 12/25/34(a)	1,275	1,273,807
Merrill Lynch Mortgage Investors, Inc., Series 06-3, Class 2A-1,
6.09%, 10/25/36(h)	3,778	3,619,828
Washington Mutual Mortgage Pass-Through, Series 07-OA3, Class 4A-1,
5.10%, 4/25/47(a)	1,087	733,961

Total Collateralized Mortgage Obligations
(Cost $18,847,179)		18,317,945

Commercial Mortgage Backed Securities — 9.8%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	3,210	3,285,973
Banc of America Commercial Mortgage, Inc., Series 04-5, Class A3,
4.56%, 11/10/41	2,470	2,391,934
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
4.99%, 11/10/42(a)	4,320	4,250,263
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41	1,015	999,316
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
5.82%, 5/15/46(a)	2,625	2,621,681
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	2,323	2,347,152
Commercial Mortgage Pass-Through Certificates, Series 07-C9, Class A2,
5.81%, 7/10/12(a)	995	986,828
Countrywide Home Loans, Series 03-56, Class 5A1,
4.78%, 12/25/33(a)	1,100	945,651
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	5,655	5,465,918
General Electric Capital Commercial Mortgage Corp., Series 05-C4, Class A4,
5.33%, 11/10/45(a)	1,685	1,692,438

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	109

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	$1,675	$1,737,633
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4,
4.76%, 7/10/39	2,150	2,087,023
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 4A1,
5.14%, 1/25/35(a)	1,248	1,114,524
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36	880	873,585
Greenwich Capital Commercial Funding Corp., Series 07-GG11, Class A4,
5.74%, 12/10/49	440	434,351
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	4,530	4,605,845
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CBX, Class A4,
4.53%, 1/12/37	2,700	2,618,335
LB Commercial Conduit Mortgage Trust, Series 07-C3, Class A4,
5.94%, 6/15/17(a)	375	378,252
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	1,590	1,650,312
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C8, Class A4,
4.51%, 12/15/29	3,825	3,693,833
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(a)	2,460	2,452,877
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	552	554,951
Morgan Stanley Capital I, Series 07-HQ11, Class A4,
5.45%, 2/12/44	2,365	2,293,265
Morgan Stanley Capital I, Series 07-HQ13, Class A3,
5.57%, 12/15/44(a)	1,585	1,546,928
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	800	807,736
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	620	601,085
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR10, Class 3A2,
6.09%, 8/25/46(a)	847	770,881
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 3A2,
5.54%, 1/25/37(a)	2,134	1,870,943
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY1, Class 3A2,
5.88%, 2/25/37(a)	936	827,765

Total Commercial Mortgage Backed Securities
(Cost $57,764,359)		55,907,278

Asset Backed Securities — 4.1%
Citibank Credit Card Issuance Trust, Series 03-A8, Class A8,
3.50%, 8/18/08	1,090	1,090,479
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
2.80%, 2/25/47(a)	1,102	838,625
Federal Home Loan Mortgage Corp., Series 3274, Class FH,
3.18%, 2/15/37(a)	2,668	2,486,557
Federal Home Loan Mortgage Corp., Series 3274, Class FJ,
3.15%, 2/15/37(a)	2,130	1,989,924
Ford Credit Auto Owner Trust, Series 05-C, Class A3,
4.30%, 8/15/09	1,174	1,176,582
Home Equity Asset Trust, Series 07-2, Class 2A1,
2.71%, 7/25/37(a)	1,771	1,672,521
Nissan Auto Receivables Owner Trust, Series 07A, Class A2,
5.22%, 9/15/09	1,160	1,166,386
Permanent Financing Plc, Series 5, Class 3A,
3.15%, 6/10/34	3,835	3,783,369
Student Loan Marketing Assoc. Student Loan Trust, Series 03-10 (GBP),
5.15%, 9/15/39	1,280	2,517,178
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12	6,375	6,528,812

Total Asset Backed Securities
(Cost $22,632,364)		23,250,433

Corporate Bonds — 9.9%
Banks — 3.8%
Bank of America Corp., Senior Unsecured Notes,
5.75%, 12/01/17	3,550	3,673,693
Barclays Bank Plc, Subordinated Notes (GBP),
6.05%, 12/04/17(d)	2,100	2,118,396
Citigroup, Inc., Unsecured Bonds (JPY),
2.24%, 12/09/22	200,000	1,593,054
Credit Suisse Corp., Subordinated Notes,
6.00%, 2/15/18	2,650	2,643,674
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18	3,275	3,415,239
UBS AG, Senior Notes,
5.88%, 12/20/17	1,600	1,635,405
Wachovia Corp.,
8.00%, 12/17/49	88	2,173,600
Wachovia Corp., Senior Notes,
5.75%, 2/01/18	2,870	2,811,119
Wells Fargo & Co., Unsecured Notes,
4.38%, 1/31/13	1,475	1,467,446

		21,531,626

Finance — 3.3%
General Electric Capital Corp., Senior Unsecured Notes (NZD),
6.63%, 2/04/10	5,925	4,531,230
General Electric Capital Corp., Unsecured Notes,
6.15%, 8/07/37	1,590	1,587,696
The Goldman Sachs Group, Inc., Unsecured Notes,
6.15%, 4/01/18	1,450	1,447,848
JPMorgan Chase & Co., Senior Unsecured Notes,
2.65%, 12/22/08(a)	5,800	5,778,366
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	5,775	5,587,555

		18,932,695

See Notes to Financial Statements.

110	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds (Continued)
Yankee — 2.8%
Banks — 2.1%
Rabobank Nederland (Netherlands), Senior Notes,
4.65%, 4/06/09(a)(c)(d)	$12,200		$12,186,128

Finance — 0.7%
VTB Capital SA (Luxembourg), Unsecured Notes,
3.84%, 8/01/08(a)(c)	3,800		3,755,350

Total Corporate Bonds
(Cost $56,390,317)			56,405,799

	Shares
Short Term Investments — 0.0%
Galileo Money Market Fund, 2.56%(i)
(Cost $59,815)	59,815		59,815

	Contracts
Call Options Purchased — 0.6%
Citibank, Strike Price $97, Expires 9/15/08	257		58,325
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,770	(j)	1,220,811
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,060	(j)	705,851
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,226	(j)	1,125,266

Total Call Options Purchased
(Cost $1,704,739)			3,110,253

Put Options Purchased — 0.3%
Interest Rate Swaps,
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,770	(j)	804,212
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,060	(j)	499,073
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,226	(j)	382,159

Total Put Options Purchased
(Cost $1,598,113)			1,685,444

Total Investments Before Options Written — 94.8%
(Cost $486,200,425*)			538,641,269

Call Options Written — (0.3)%
Interest Rate Swaps,
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(490	)(j)	(522,060)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(j)	(1,243,444)

Total Call Options Written
(Premiums received $651,193)			(1,765,504)

Put Options Written — 0.0%
Interest Rate Swaps,
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(490	)(j)	(14,172)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(j)	(272,843)

Total Put Options Written
(Premiums received $651,193)			(287,015)

Total Options Written — (0.3)%
(Premiums received $1,302,386)			(2,052,519)

Total Investments Net of Outstanding Options Written — 94.5%
(Cost $484,898,039)			536,588,750
Other Assets in Excess of Liabilities — 5.5%			31,398,071

Net Assets — 100.0%			$567,986,821

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$486,200,425

Gross unrealized appreciation	$56,856,144
Gross unrealized depreciation	(4,415,300)

Net unrealized appreciation	$52,440,844

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(c)	U.S. dollar denominated security issued by foreign domiciled entity.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Security, or a portion thereof, with a market value of $1,193,902, has been pledged as collateral for swap and interest rate swap contracts.
(f)	All or a portion of security, with a market value of $4,799,019 has been pledged as collateral in connection with open financial futures contracts.
(g)	The rate shown is the effective yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	111

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Mortgage Investors, Inc., Series 06-3, Class 2A1	$3,996,128	$160,809	$—	$41,855

(i)	Represents current yield as of report date.
(j)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	567,000	04/01/08	$203
EUR	1,000	04/02/08	(1)
EUR	612,000	04/03/08	242
JPY	2,487,848,896	04/11/08	2,085,757
JPY	623,204,439	04/14/08	368,017
EUR	1,815,000	04/16/08	189,360
CHF	6,221,063	04/16/08	651,261
GBP	1,460,000	04/16/08	(57,093)
AUD	5,447,700	04/23/08	(84,020)
CAD	15,096,200	04/23/08	(306,268)
DKK	28,520,000	04/23/08	370,613
NOK	11,598,000	04/23/08	154,961
JPY	13,019,299,913	04/23/08	7,934,917
SEK	47,072,517	04/23/08	179,704
SGD	3,013,000	04/23/08	82,603
EUR	102,673,790	04/23/08	10,646,553
CHF	2,060,000	04/23/08	197,366
NZD	1,420,200	04/23/08	(12,265)
GBP	1,936,700	04/23/08	(23,678)
ZAR	204,000	04/23/08	(3,182)
PLN	14,405,900	04/23/08	240,643
EUR	5,035,000	04/25/08	447,986
PLN	20,535,000	04/25/08	981,379
SEK	20,539,355	04/28/08	269,885
EUR	1,850,000	04/28/08	181,646
AUD	6,350,000	04/30/08	71,664
MYR	9,288,000	04/30/08	29,857
NOK	30,641,504	05/06/08	196,431
EUR	1,900,000	05/06/08	185,389

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $405,699,994)	$24,979,930

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	16,232,000	04/01/08	$460
NZD	1,420,200	04/01/08	11,786
PLN	1,792,100	04/01/08	(6,819)
EUR	4,030,000	04/14/08	(469,663)
EUR	3,815,000	04/16/08	(406,044)
CHF	2,906,070	04/16/08	24,815
GBP	1,364,063	04/16/08	(29,562)
AUD	8,888,729	04/23/08	(203,477)
CAD	7,938,500	04/23/08	27,467
DKK	123,144,000	04/23/08	(1,395,002)
JPY	1,046,723,000	04/23/08	(411,757)
SEK	287,278,000	04/23/08	(3,574,364)
EUR	22,565,500	04/23/08	(1,516,565)
CHF	750,000	04/23/08	(11,813)
ISK	33,255,000	04/23/08	64,894
NZD	11,369,500	04/23/08	(303,930)
GBP	5,092,600	04/23/08	(163,725)
ZAR	15,252,000	04/23/08	12,302
CZK	118,069,000	04/23/08	(779,695)
PLN	12,445,500	04/23/08	(356,008)
HUF	1,463,729,666	04/25/08	(604,303)
PLN	18,137,890	04/25/08	(640,113)
SEK	17,246,949	04/28/08	(162,314)
EUR	2,165,000	04/28/08	(232,718)
NZD	7,254,828	04/30/08	36,798
NOK	14,998,600	05/06/08	(126,033)
EUR	3,800,000	05/06/08	(189,011)
EUR	3,770,000	05/19/08	(61,366)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $ 223,755,184)	$(11,465,760)

See Notes to Financial Statements.

112	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
46	U.S. Treasury Notes (10 Year)	June 2008	$5,471,844	$(6,368)
641	Euro-Schatz	June 2008	$106,125,861	(573,184)
244	Euro-Bobl	June 2008	$42,670,332	(471,215)
17	Euro-Bund	June 2008	$3,123,620	(55,979)
49	Australia Government	June 2008
	Bond (10 Year)		$31,099,194	(14,286)
19	Canada Government Bond	June 2008
	(10 Year)		$2,218,472	27,298
8	Gilt British	June 2008	$1,769,536	46,625
17	Japan Government Bond	June 2008
	(10 Year)		$23,995,179	357,052

Total Net Unrealized Depreciation				$(690,057)

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
680	U.S. Treasury Notes (2 Year)	June 2008	$145,966,250	$20,590
455	U.S. Treasury Notes (5 Year)	June 2008	$51,976,641	(182,773)
55	U.S. Treasury Bond (20 Year)	June 2008	$6,533,828	(33,812)

Total Net Unrealized Depreciation				$(195,995)

•	Swaps outstanding as of March 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.78% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, August 2009	USD	$24,600,000	$818,693
Receive a fixed rate of 4.53% and pay a floating rate based on 6-month EURIBOR
Broker, Barclays Bank Expires, August 2009	EUR	11,955,000	454,851
Receive a fixed rate of 7.73% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Citibank Expires, March 2009	NZD	14,330,000	(99,418)
Receive a fixed rate of 8.16% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, September 2009	NZD	21,677,000	(54,269)
Receive a fixed rate of 8.13% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, September 2009	NZD	29,625,000	(83,437)
Receive a fixed rate of 4.04% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, December 2009	USD	21,500,000	813,518
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Broker, Barclays Bank Expires, December 2009	USD	7,400,000	282,317
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, December 2009	USD	16,700,000	656,308
Receive a fixed rate of 4.17% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2010	USD	36,900,000	1,275,282
Receive a fixed rate of 8.32% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, August 2010	NZD	17,135,000	225,340
Pay a fixed rate of 3.39% and receive a floating rate based on 3-month Stibor
Broker, Deutsche Bank Expires, December 2010	SEK	125,000,000	406,439
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, November 2011	USD	9,500,000	812,456
Pay a fixed rate of 4.70% and receive a floating rate based on 6-month EURIBOR
Broker, Citibank Expires, February 2011	EUR	15,520,000	(368,035)
Receive a fixed rate of 4.86% and pay a floating rate based on 3-month STIBOR
Broker, Citibank Expires, February 2011	SEK	143,500,000	261,282

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	113

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 3.31% and pay a floating rate based on 3-month STIBOR
Broker, Goldman Sachs Expires, February 2011	SEK	$200,000,000	$1,074,749
Receive a fixed rate of 6.42% and pay a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, August 2012	NZD	3,100,000	(132,609)
Pay a fixed rate of 7.68% and receive a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, September 2012	NZD	12,290,000	60,544
Pay a fixed rate of 7.69% and receive a floating rate based on 3-month NZD Bank Bill Rate
Broker, Deutsche Bank Expires, September 2012	NZD	8,855,000	40,113
Sold credit default protection on Pinault-Printemps-Redoute SA and receive 0.88%
Broker, Bank of America Expires, September 2012	EUR	3,300,000	(192,007)
Bought credit default protection on Altria Group, Inc. and pay 0.50%
Broker, Barclays Bank Expires, September 2012	EUR	2,900,000	37,142
Sold credit default protection on Imperial Tobacco Group PLC and receive 0.71%
Broker, Barclays Bank Expires, September 2012	EUR	2,900,000	(112,578)
Bought credit default protection on STMicro Electronics NV and pay 0.26%
Broker, Citibank Expires, September 2012	EUR	2,600,000	76,384
Sold credit default protection on Veolia Entertainment and receive 0.54%
Broker, Citibank Expires, September 2012	EUR	2,700,000	(50,311)
Bought credit default protection on Koninklijke Phillips Electronics NV and pay 0.34%
Broker, Citibank Expires, September 2012	EUR	2,700,000	66,334
Receive a fixed rate of 7.12% and pay a floating rate based on 6-month AUD rate
Broker, Deutsche Bank Expires, October 2012	AUD	16,680,000	(81,111)
Receive a fixed rate of 4.71% and pay a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, November 2012	USD	26,160,000	1,766,830
Bought credit default protection on STMmicroelectronics NV and pay .42%
Broker, Deutsche Bank Expires, December 2012	EUR	2,550,000	65,594
Bought credit default protection on Cadbury Schweppes PLC and pay .55%
Broker, Citibank Expires, December 2012	EUR	3,300,000	106,557
Sold credit default protection on Pinault-Printemps-Redoute SA and receive 0.88%
Broker, Citibank Expires, December 2012	EUR	3,300,000	(41,536)
Sold credit default protection on Itraxx Eur.8 and receive .45%
Broker, Barclays Bank Expires, December 2012	EUR	1,800,000	(54,997)
Bought credit default protection on Telecom Austria AG and pay .73%
Broker, Bank of America Expires, March 2013	EUR	1,500,000	37,212
Sold credit default protection on and Aviva PLC and receive 1.30%
Broker, Barclays Bank Expires, March 2013	EUR	2,100,000	2,962
Bought credit default protection on Assicurazioni Generali Spa and pay .90%
Broker, Barclays Bank Expires, March 2013	EUR	2,100,000	240,858
Sold credit default protection on France Telecom and receive 1.03%
Broker, Union Bank of Switzerland Expires, March 2013	EUR	1,250,000	3,108

See Notes to Financial Statements.

114	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Bought credit default protection on British Telecom PLC and pay 1.14%
Broker, Union Bank of Switzerland Expires, March 2013	EUR	$1,250,000	$9,207
Receive a fixed rate of 7.54% and pay a floating rate based on 6-month AUD rate
Broker, Deutsche Bank Expires, March 2013	AUD	4,630,000	41,754
Pay a fixed rate of 3.31% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, March 2013	USD	26,160,000	(11,300)
Bought credit default protection on Hannover Rueckversicherungs AG and pay 0.42%
Broker, Barclays Bank Expires, March 2013	EUR	1,800,000	44,110
Sold credit default protection on Marks & Spencer Group PLC and receive 1.06%
Broker, Citibank Expires, March 2013	EUR	1,250,000	(71,962)
Pay a fixed rate of 7.54% and receive a floating rate based on 6-month NOK rate
Broker, Deutsche Bank Expires, January 2013	NZD	37,375,000	3,839
Pay a fixed rate of 5.52% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, February 2014	USD	4,100,000	(204,184)
Pay a fixed rate of 5.03% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, April 2015	USD	11,000,000	(1,060,244)
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, July 2015	USD	20,500,000	(837,480)
Receive a fixed rate of 5.72% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, July 2016	USD	8,500,000	1,140,559
Receive a fixed rate of 4.90% and pay a floating rate based on 6-month EURIBOR
Broker, Bank of America Expires, November 2016	USD	700,000	(13,288)
Receive a fixed rate of 3.97% and pay a floating rate based on 6-month EURIBOR
Broker, JP Morgan Chase Expires, December 2016	EUR	15,000,000	(677,369)
Bought credit default protection on Koninklijke Philips Electronics NV and pay .4%
Broker, Deutsche Bank Expires, December 2016	EUR	3,600,000	71,852
Pay a fixed rate of 5.85% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2017	USD	1,400,000	(224,907)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Broker, Union Bank of Switzerland Expires, February 2017	USD	22,500,000	416,701
Receive a fixed rate of 5.25% and pay a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, April 2017	USD	1,200,000	135,335
Pay a fixed rate of 5.55% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2017	USD	2,600,000	(353,739)
Pay a fixed rate of 5.74% and receive a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank Expires, June 2017	USD	2,000,000	(303,547)
Pay a fixed rate of 5.68% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, June 2017	USD	7,100,000	(1,039,469)
Receive a fixed rate of 2.85% and pay a floating rate based on 6-month PRIBOR
Broker, Citibank Expires, April 2017	CZK	44,650,000	36

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	115

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.82% and pay a floating rate based on 6-month PRIBOR
Broker, Deutsche Bank Expires, May 2017	CZK	$76,450,000	$(21,306)
Pay a fixed rate of 4.54% and receive a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Expires, December 2017	USD	10,000,000	(476,176)
Pay a fixed rate of 5.12% and receive a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Expires, March 2018	USD	10,600,000	(923,781)
Pay a fixed rate of 4.46% and receive a floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Expires, January 2018	USD	3,500,000	(111,870)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Broker, JP Morgan Chase Expires, August 2022	USD	13,670,000	1,528,328
Pay a fixed rate of 4.72% and receive a floating rate based on 3-month USD LIBOR
Broker, Citibank Expires, January 2028	USD	6,890,000	(151,745)

Total			$5,223,919

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

116	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments March 31, 2008 (Unaudited)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks — 0.8%
Air Transportation — 0.4%
Delta Air Lines, Inc.(a)	190,928	$1,641,981
Northwest Airlines Corp.(a)	441,407	3,968,249

		5,610,230

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.(a)	842,908	16,858

Entertainment & Leisure — 0.0%
Time Warner Cable, Inc.(a)	28,604	714,524

Finance — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT(a)(b)	1,108,793	66,528
Adelphia Recovery Trust, Series ACC-4 INT(a)(b)	2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(a)(b)	242,876	111,723
Adelphia Recovery Trust, Series Frontiervision INT(a)(b)	131,748	1
Freedom Pay, Inc.(a)	314,534	3,145

		191,054

Manufacturing — 0.0%
Armstrong World Industries, Inc.	331	11,817
Reunion Industries, Inc.(a)	8,341	1,668

		13,485

Medical & Medical Services — 0.0%
Curative Health Services Inc., Escrow Stock(b)(c)	570,169	191,577

Paper & Forest Products — 0.0%
Western Forest Products, Inc.(a)	83,810	93,898
Western Forest Products, Inc.(a)	301,922	338,263

		432,161

Retail Merchandising — 0.0%
Mattress Discounters Corp.(a)(b)	22,488	—

Security Brokers & Dealers — 0.1%
E*TRADE Financial Corp.(a)	382,878	1,477,909

Semiconductors & Related Devices — 0.1%
Cypress Semiconductor Corp.(a)	86,255	2,036,481

Telecommunications — 0.2%
American Tower Corp. - Class A(a)	475	18,625
Loral Space & Communications, Inc.(a)	102,979	2,455,019

		2,473,644

Total Common Stocks
(Cost $39,938,373)		13,157,923

Preferred Stocks — 0.8%
Computer Software & Services — 0.0%
PTV, Inc.,
10.00%	34	7

Electronics — 0.0%
Superior Essex Holdings Corp.,
9.50%(b)	176,985	212,382

Finance — 0.0%
Marsico Parent Superhold Co. LLC,
16.75%(d)	407	362,230

Oil & Gas — 0.8%
EXCO Resources, Inc. (acquired 03/29/07, cost $11,160,000),
7.00%(d)(e)	1,116	12,276,000

Total Preferred Stocks
(Cost $11,721,850)		12,850,619

Warrants — 0.0%
Insurance — 0.0%
ATH Holdings, Inc. (issued/exercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—

Medical & Medical Services — 0.0%
HealthSouth Corp. (issued/exercisable 7/28/06, 1 share for 1 warrant, expiring 1/16/11, strike price $0.01)(a)	52,113	13,028

Plastics — 0.0%
ATEP Holdings, Inc. (issued/excercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—
ATPP Holdings, Inc. (issued/exercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—
ATPR Holdings, Inc. (issued/exercisable 12/21/05, 1 share for 1 warrant, expiring 10/24/15, strike price $0.01)(a)(b)	136	—

		—

Telecommunications — 0.0%
American Tower Corp. (issued/excercisable 1/29/03, 1 share for 1 warrant, expiring 8/01/08, strike price $0.01)(a)	950	524,994

Total Warrants
(Cost $87,926)		538,022

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	117

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds — 71.5%
Advertising — 0.9%
R.H. Donnelley Corp., Senior Discount Notes,
6.88%, 1/15/13	$350	$213,500
R.H. Donnelley Corp., Senior Unsecured Notes,
6.88%, 1/15/13	2,900	1,769,000
8.88%, 1/15/16	5,205	3,292,163
8.88%, 10/15/17(d)	15,275	9,546,875

		14,821,538

Aerospace — 0.1%
Vought Aircraft Industries, Inc., Senior Unsecured Notes,
8.00%, 7/15/11	1,007	923,922

Air Transportation — 0.2%
American Airlines, Inc., Pass-Through Certificates, Series 99-1,
7.32%, 10/15/09	1,375	1,319,175
Continental Airlines, Inc., Pass-Through Certificates, Series 98-1C,
6.54%, 9/15/09	22	21,557
Continental Airlines, Inc., Pass-Through Certificates, Series 99-1B,
6.80%, 8/02/18	1,307	1,176,282
Delta Air Lines, Inc., Escrow Bonds,
0.00%(c)(f)	4,070	122,100
0.00%(c)(f)	4,300	118,250

		2,757,364

Beverages & Bottling — 0.1%
Beverages & More, Inc., Notes,
9.25%, 3/01/12(d)	1,580	1,493,100

Broadcasting — 3.0%
Adelphia Communications, Escrow Bonds,
0.00%(c)(f)	800	60,000
0.00%(c)(f)	325	24,375
0.00%(b)(c)	1,925	—
Barrington Broadcasting Group LLC, Senior Subordinated Notes,
10.50%, 8/15/14	1,895	1,686,550
Cablevision Systems Corp., Senior Unsecured Notes,
9.64%, 4/01/09(g)	15,110	14,996,675
8.00%, 4/15/12	325	316,062
Century Communications, Escrow Bonds,
0.00%(b)(c)(f)	625	17,187
Charter Communications Holdings I LLC, Notes,
11.00%, 10/01/15	3,470	2,411,650
11.00%, 10/01/15	5,850	4,021,875
Charter Communications Holdings II LLC, Senior Unsecured Notes,
10.25%, 9/15/10	7,445	6,756,338
Charter Communications Holdings II LLC, Unsecured Notes,
10.25%, 9/15/10	2,775	2,525,250
EchoStar DBS Corp., Senior Unsecured Notes,
7.00%, 10/01/13	570	537,225
Liberty Media Corp., Senior Debentures,
0.75%, 3/30/23	1,400	1,386,000
Mediacom Broadband LLC, Senior Unsecured Notes,
8.50%, 10/15/15	4,185	3,515,400
Rainbow National Services LLC, Senior Notes,
8.75%, 9/01/12(d)	2,400	2,454,000
Rainbow National Services LLC, Senior Subordinated Notes,
10.38%, 9/01/14(d)	5,734	6,078,040
Sinclair Broadcast Group, Inc., Senior Subordinated Notes,
4.88%, 7/15/18(g)	1,285	1,169,350
Young Broadcasting, Inc., Senior Subordinated Notes,
10.00%, 3/01/11	1,605	1,007,138

		48,963,115

Business Services — 1.0%
Aramark Corp., Senior Unsecured Notes,
6.74%, 2/01/15(g)	3,000	2,647,500
DI Finance/Dyncorp International, Senior Subordinated Notes,
9.50%, 2/15/13	3,446	3,523,535
LVB Acquisition Merger Sub, Inc., Senior Subordinated Notes,
11.63%, 10/15/17(d)	1,660	1,660,000
LVB Acquisition Merger Sub, Inc., Senior Unsecured Notes,
10.00%, 10/15/17(d)	2,000	2,095,000
LVB Acquisition Merger Sub, Inc., Toggle Notes,
10.38%, 10/15/17(d)(h)	3,000	3,112,500
U.S. Investigations Services, Inc., Unsecured Notes,
10.50%, 11/01/15(d)	4,100	3,341,500

		16,380,035

Chemicals — 1.6%
Airgas, Inc., Senior Unsecured Notes,
6.25%, 7/15/14	614	612,465
American Pacific Corp., Senior Unsecured Notes,
9.00%, 2/01/15	3,250	3,160,625
Chemtura Corp., Unsecured Notes,
6.88%, 6/01/16	1,690	1,504,100
Huntsman LLC, Senior Unsecured Notes,
11.50%, 7/15/12	1,114	1,186,410
Innophos, Inc., Senior Unsecured Notes,
8.88%, 8/15/14	3,920	3,802,400
MacDermid, Inc., Senior Subordinated Notes,
9.50%, 4/15/17(d)	5,360	4,797,200
Momentive Performance Materials, Inc., Senior Subordinated Notes,
11.50%, 12/01/16	13,845	10,539,506

		25,602,706

Computer & Office Equipment — 0.2%
ION Media Networks, Inc., Notes,
7.51%, 1/15/12(d)(g)	3,150	2,551,500
ION Media Networks, Inc., Senior Subordinate Notes,
11.00%, 7/31/13	159	43,229

		2,594,729

Computer Software & Services — 0.2%
DRS Technologies, Inc., Senior Subordinated Notes,
6.88%, 11/01/13	500	490,000
DRS Technologies, Inc., Senior Unsecured Notes,
6.63%, 2/01/16	250	244,375

See Notes to Financial Statements.

118	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Computer Software & Services (Continued)
SunGard Data Systems, Inc., Senior Unsecured Notes,
9.13%, 8/15/13	$3,060	$3,090,600

		3,824,975

Construction — 0.6%
Compression Polymers Holdings Corp., Senior Unsecured Notes,
10.50%, 7/01/13	2,450	2,058,000
Dycom Industries, Inc., Senior Subordinated Notes,
8.13%, 10/15/15	1,150	1,081,000
ESCO Corp., Senior Unsecured Notes,
6.68%, 12/15/13(d)(g)	1,110	954,600
8.63%, 12/15/13(d)	2,900	2,813,000
Stanley-Martin Communities LLC, Senior Subordinated Notes,
9.75%, 8/15/15(h)	4,970	2,385,600
Texas Industries, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	1,350	1,312,875

		10,605,075

Containers — 1.0%
Ball Corp., Senior Unsecured Notes,
6.63%, 3/15/18	655	650,088
Berry Plastics Holding Corp., Notes,
6.68%, 9/15/14(g)	630	497,700
8.88%, 9/15/14	3,220	2,809,450
Graphic Packaging International Corp., Senior Subordinated Notes,
9.50%, 8/15/13	1,344	1,290,240
Packaging Dynamics Finance Corp., Senior Subordinated Notes,
10.00%, 5/01/16(d)	470	350,150
Pregis Corp., Senior Subordinated Notes,
12.38%, 10/15/13	4,715	4,384,950
Smurfit-Stone Container Corp., Senior Unsecured Notes,
8.00%, 3/15/17	6,730	5,653,200

		15,635,778

Electronics — 0.4%
L-3 Communications Corp., Senior Subordinated Notes,
5.88%, 1/15/15	7,000	6,702,500

Energy & Utilities — 5.9%
AES Corp., Senior Unsecured Notes,
8.00%, 10/15/17	4,900	4,961,250
AES Eastern Energy LP, Pass Through Certificates, Series 99-B,
9.67%, 1/02/29	500	587,500
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17(i)	3,175	3,286,595
AES Ironwood LLC, Senior Secured Notes,
8.86%, 11/30/25	3,613	3,920,519
AES Red Oak LLC, Senior Secured Notes,
8.54%, 11/30/19	2,655	2,655,259
9.20%, 11/30/29	2,135	2,135,000
Atlas Energy Resources LLC, Senior Unsecured Notes,
10.75%, 2/01/18(d)	3,970	4,019,625
CCM Merger, Inc., Senior Unsecured Notes,
8.00%, 8/01/13(d)	2,710	2,276,400
CenterPoint Energy, Inc., Senior Unsecured Notes,
3.75%, 5/15/23	659	832,811
Chaparral Energy, Inc., Senior Unsecured Notes,
8.50%, 12/01/15	2,400	2,088,000
Cimarex Energy Co., Senior Unsecured Notes,
7.13%, 5/01/17	3,115	3,091,638
Copano Energy LLC, Senior Unsecured Notes,
8.13%, 3/01/16	260	269,100
Edison Mission Energy, Senior Unsecured Notes,
7.50%, 6/15/13	715	732,875
7.75%, 6/15/16	550	566,500
7.00%, 5/15/17	1,735	1,726,325
Elwood Energy LLC, Senior Secured Notes,
8.16%, 7/05/26	4,552	4,405,118
Energy Future Holdings Corp., Toggle Notes,
11.13%, 11/01/17(d)(h)	10,500	10,395,000
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19	6,230	6,339,025
FPL Energy National Wind, Senior Secured Notes,
6.13%, 3/25/19(d)	514	509,058
Homer City Funding LLC, Senior Secured Notes,
8.73%, 10/01/26	1,164	1,239,660
Midwest Generation LLC, Pass-Through Certificates,
8.56%, 1/02/16	3,540	3,840,415
Mirant America Corp., Escrow Bonds,
0.00%(b)(c)(d)(f)(j)	1,880	37,600
0.00%(b)(c)(d)(f)(j)	3,270	32,700
Mirant Americas Generation LLC, Escrow Bonds,
0.00%(c)(f)	1,215	24,300
NRG Energy, Inc., Senior Unsecured Notes,
7.25%, 2/01/14	2,175	2,147,812
7.38%, 2/01/16	13,730	13,455,400
Sithe Independence Funding Corp., Notes,
9.00%, 12/30/13	1,458	1,527,480
Southwestern Energy Co., Senior Unsecured Notes,
7.50%, 2/01/18(d)	965	998,775
Tenaska Alabama Partners LP, Senior Secured Notes,
7.00%, 6/30/21(d)	847	789,644
Texas Competitive Electric Holding LLC, Senior Notes,
10.25%, 11/01/15(d)	910	906,588
Texas Competitive Electric Holding LLC, Toggle Notes,
10.50%, 11/01/16(d)(h)	16,220	15,895,600

		95,693,572

Entertainment & Leisure — 4.3%
Boyd Gaming Corp., Senior Subordinated Notes,
7.13%, 2/01/16	2,025	1,630,125
CMP Susquehanna Corp., Senior Subordinated Notes,
9.88%, 5/15/14	4,000	2,760,000
Fontainebleau Las Vegas Holdings LLC, Second Mortgage Bonds,
10.25%, 6/15/15(d)	2,350	1,656,750
Gaylord Entertainment Co., Senior Unsecured Notes,
8.00%, 11/15/13	400	371,000
Great Canadian Gaming Corp., Senior Subordinated Notes,
7.25%, 2/15/15(d)	2,870	2,730,087

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	119

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Entertainment & Leisure (Continued)
Greektown Holdings LLC, Senior Notes,
10.75%, 12/01/13(d)	$2,870	$2,611,700
Harrahs Operating Co., Inc., Unsecured Notes,
10.75%, 2/01/16(d)	19,343	16,296,478
10.75%, 2/01/18(d)	6,922	5,606,820
Lazy Days RV Center, Inc., Senior Notes,
11.75%, 5/15/12	4,300	3,418,500
Little Traverse Bay Bands of Odawa Indians, Senior Unsecured Notes,
10.25%, 2/15/14(d)	1,075	1,083,062
Mashantucket Pequot Tribe, Unsecured Notes,
8.50%, 11/15/15(d)	3,000	2,640,000
MGM Mirage, Inc., Senior Unsecured Notes,
6.75%, 9/01/12	825	765,187
5.88%, 2/27/14	2,505	2,141,775
Park Place Entertainment, Senior Subordinated Notes,
8.13%, 5/15/11	250	210,000
Pinnacle Entertainment, Inc., Senior Subordinated Notes,
7.50%, 6/15/15(d)	4,900	3,858,750
Riddell Bell Holdings, Inc., Senior Subordinated Notes,
8.38%, 10/01/12	1,370	1,113,125
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12	3,700	3,487,250
Snoqualmie Entertainment Authority, Senior Unsecured Notes,
6.94%, 2/01/14(d)(g)	1,220	994,300
Station Casinos, Inc., Senior Notes,
6.00%, 4/01/12	1,450	1,189,000
Station Casinos, Inc., Senior Unsecured Notes,
7.75%, 8/15/16	750	603,750
Tropicana Entertainment LLC, Senior Subordinated Notes,
9.63%, 12/15/14(k)	1,385	718,469
Universal City Florida Holding Co., Senior Unsecured Notes,
7.99%, 5/01/10(g)	625	606,250
Virgin River Casino Corp., Senior Secured Notes,
9.00%, 1/15/12	7,210	5,479,600
Waterford Gaming LLC, Senior Notes,
8.63%, 9/15/14(d)	4,605	4,397,775
Wynn Las Vegas LLC, First Mortgage Notes,
6.63%, 12/01/14	3,095	2,978,938

		69,348,691

Finance — 7.9%
Affinion Group, Inc., Senior Subordinated Notes,
11.50%, 10/15/15	3,690	3,560,850
Affinion Group, Inc., Senior Unsecured Notes,
10.13%, 10/15/13	3,215	3,194,906
Arch Western Finance, Senior Notes,
6.75%, 7/01/13(g)	825	822,938
Ashtead Capital, Inc., Notes,
9.00%, 8/15/16(d)	225	182,250
BMS Holdings, Inc., Senior Unsecured Notes,
12.40%, 2/15/12(d)(g)	4,620	2,991,462
Chukchansi Economic Development Authority, Unsecured Notes,
8.24%, 11/15/12(d)(g)	990	856,350
Chukchansi Economic Development Authority, Senior Unsecured Notes,
8.00%, 11/15/13(d)	445	400,500
Corrections Corp. of America, Senior Unsecured Notes,
6.75%, 1/31/14	350	351,750
Eagle-Picher, Inc., Escrow Bonds,
0.00%(b)(c)(j)	3,285	—
First Data Corp., Senior Unsecured Notes,
9.88%, 9/24/15(d)	4,880	4,013,800
FMG Finance Property Ltd., Notes,
7.08%, 9/01/11(d)(g)	2,780	2,682,700
10.63%, 9/01/16(d)	1,500	1,687,500
Ford Motor Credit Co., Senior Notes,
5.80%, 1/12/09	5,535	5,273,117
Ford Motor Credit Co., Unsecured Notes,
5.70%, 1/15/10	1,550	1,346,559
7.13%, 1/13/12(g)	3,900	2,884,990
8.00%, 12/15/16	4,880	3,820,088
FTI Consulting, Inc., Senior Unsecured Notes,
7.75%, 10/01/16	2,905	3,006,675
General Motors Acceptance Corp., LLC, Senior Unsecured Notes,
6.00%, 12/15/11	2,250	1,681,859
General Motors Acceptance Corp., Senior Unsecured Notes,
6.88%, 8/28/12	6,185	4,700,167
Hawker Beechcraft Acquisition Co. LLC, Senior Unsecured Notes,
8.88%, 4/01/15	2,140	2,188,150
Indalex Holding Corp., Notes,
11.50%, 2/01/14	842	686,230
iPayment, Inc., Senior Subordinated Notes,
12.75%, 7/15/14(d)(h)	14,874	15,171,027
Leucadia National Corp., Senior Unsecured Note,
8.13%, 9/15/15	7,575	7,612,875
Marisco Parent Superhold Co. LLC, Senior Notes,
14.50%, 1/15/18(d)	1,399	1,203,140
Marisco Parent Superhold Co. LLC, Senior Subordinated Notes,
10.63%, 1/15/16(d)	6,273	5,269,320
Marisco Parent Superhold Co. LLC, Senior Unsecured Notes,
12.50%, 7/15/16(d)	2,099	1,784,150
Nielsen Finance LLC, Senior Unsecured Notes,
10.00%, 8/01/14	8,765	8,721,175
NSG Holdings LLC, Notes,
7.75%, 12/15/25(d)	4,450	4,316,500
PNA Intermediate Holding Corp., Senior Unsecured Notes,
11.87%, 2/15/13(g)(h)	1,750	1,400,000
PTS Acquisition Corp.,
9.75%, 4/15/17(d)	630	676,339
PTS Acquisition Corp., Senior Notes,
9.50%, 4/15/15(d)(h)	4,460	3,612,600
Sally Holdings LLC, Senior Subordinated Notes,
10.50%, 11/15/16(k)	2,447	2,263,475
Spansion LLC, Notes,
6.20%, 6/01/13(d)(g)	4,155	2,804,625
Terra Capital, Inc., Senior Unsecured Notes,
7.00%, 2/01/17	175	172,594
TL Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(d)	23,360	20,089,600
TL Acquisitions, Inc., Senior Subordinate Notes,
0.00%, 7/15/15(d)(g)(l)	5,395	3,857,425
See Notes to Financial Statements.

120	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
Travelport LLC, Senior Unsecured Notes,
7.70%, 9/01/14(g)	$855	$692,550
USI Holdings Corp., Senior Unsecured Notes,
8.74%, 11/15/14(d)(g)	1,760	1,271,600
Viant Holdings, Inc., Senior Subordinated Notes,
10.13%, 7/15/17(d)	1,265	1,024,650

		128,276,486

Food & Agriculture — 0.2%
Ameriqual Group LLC, Senior Secured Notes,
9.50%, 4/01/12(d)	625	406,250
B&G Foods Holding Corp., Senior Notes,
8.00%, 10/01/11	2,170	2,099,475
Smithfield Foods, Inc., Senior Unsecured Notes,
7.75%, 7/01/17	760	741,000

		3,246,725

Leasing — 0.3%
Ahern Rentals, Inc., Notes,
9.25%, 8/15/13	125	99,062
Avis Budget Car Rental LLC, Senior Unsecured Notes,
7.37%, 5/15/14(g)	1,490	1,169,650
7.63%, 5/15/14	450	388,125
7.75%, 5/15/16	1,965	1,601,475
Rent-A-Center, Senior Subordinated Notes,
7.50%, 5/01/10	1,570	1,452,250

		4,710,562

Manufacturing — 4.8%
Allison Transmission, Inc., Toggle Notes,
11.00%, 11/01/15(d)	3,565	3,101,550
11.25%, 11/01/15(d)(h)	8,510	7,148,400
American Railcar Industries, Inc., Senior Unsecured Notes,
7.50%, 3/01/14	815	717,200
Blaze Recyling & Metals LLC, Unsecured Notes,
10.88%, 7/15/12(d)	1,150	1,012,000
Bowater, Inc. Debentures,
9.00%, 8/01/09	3,440	2,889,600
Buhrmann U.S., Inc., Senior Subordinated Notes,
8.25%, 7/01/14	1,575	1,480,500
CII Carbon LLC, Senior Subordinated Notes,
11.13%, 11/15/15(d)	4,110	3,657,900
Harland Clarke Holdings Corp., Senior Unsecured Notes,
9.50%, 5/15/15	1,360	999,600
9.62%, 5/15/15(g)	1,120	694,400
Hexcel Corp., Senior Subordinated Notes,
6.75%, 2/01/15	1,850	1,789,875
Hexion Specialty Chemicals, Inc., Notes,
9.37%, 11/15/14(g)	1,350	1,262,250
9.75%, 11/15/14	4,040	4,332,900
Jarden Corp., Senior Subordinated Notes,
7.50%, 5/01/17	3,125	2,734,375
Levi Strauss & Co., Senior Unsecured Notes,
8.88%, 4/01/16	1,600	1,528,000
Norcross Safety Products LLC, Senior Subordinated Notes,
9.88%, 8/15/11	3,650	3,759,500
Park-Ohio Industries, Inc., Senior Subordinated Notes,
8.38%, 11/15/14	1,320	1,042,800
Rexnord LLC, Senior Notes,
8.88%, 9/01/16	2,260	2,000,100
Ryerson, Inc., Notes,
10.61%, 11/01/14(d)(g)	1,930	1,737,000
12.00%, 11/01/15(d)	2,560	2,419,200
Sanmina-SCI Corp., Senior Subordinated Notes,
6.75%, 3/01/13	630	546,525
8.13%, 3/01/16	6,750	5,973,750
Steel Dynamics, Inc., Senior Unsecured Notes,
7.38%, 11/01/12(d)	7,340	7,413,400
Terex Corp., Senior Subordinated Notes,
7.38%, 1/15/14	1,000	990,000
8.00%, 11/15/17	9,700	9,651,500
Transdigm, Inc., Senior Subordinated Notes,
7.75%, 7/15/14	2,115	2,115,000
Vector Group Ltd., Notes,
11.00%, 8/15/15(d)	6,400	6,400,000

		77,397,325

Medical & Medical Services — 3.6%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
7.50%, 8/15/13	1,270	1,273,175
Hologic, Inc., Senior Unsecured Notes,
2.00%, 12/15/37	5,330	5,123,462
Omnicare, Inc., Debentures,
3.25%, 12/15/35	4,500	2,981,250
Reable Therapeutics, Inc., Unsecured Notes,
10.88%, 11/15/14(d)	18,840	17,709,600
Tenet Healthcare Corp., Senior Unsecured Notes,
6.38%, 12/01/11	1,625	1,466,563
6.50%, 6/01/12	20,100	17,738,250
U.S. Oncology, Inc., Senior Subordinated Notes,
10.75%, 8/15/14	1,050	1,036,875
U.S. Oncology, Inc., Senior Unsecured Notes,
9.00%, 8/15/12	5,350	5,323,250
United Surgical Partners International, Inc., Senior Subordinated Notes,
8.88%, 5/01/17	3,800	3,572,000
Universal Hospital Services, Inc., Notes,
8.50%, 6/01/15(h)	1,130	1,130,000
8.76%, 6/01/15(g)	1,030	916,700

		58,271,125

Medical Instruments & Supplies — 0.4%
Accellant, Inc., Senior Subordinated Notes,
10.50%, 12/01/13	7,335	5,868,000
Metal & Mining — 2.8%
Alpha Natural Resources, Senior Unsecured Notes,
10.00%, 6/01/12	3,395	3,547,775
California Steel Industries, Inc., Senior Unsecured Notes,
6.13%, 3/15/14	1,990	1,552,200
Century Aluminum Co., Senior Unsecured Notes,
7.50%, 8/15/14	2,605	2,526,850
Foundation Pennsylvania Coal Co., Senior Unsecured Notes,
7.25%, 8/01/14	3,225	3,192,750
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
8.39%, 4/01/15(g)	20,970	20,603,025
8.38%, 4/01/17	12,610	13,382,363

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	121

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Metal & Mining (Continued)
Rathgibson, Inc., Senior Unsecured Notes,
11.25%, 2/15/14	$1,225	$1,194,375

		45,999,338

Motor Vehicles — 3.1%
Accuride Corp., Senior Subordinated Notes,
8.50%, 2/01/15	4,180	3,406,700
ArvinMeritor, Inc., Senior Notes,
6.80%, 2/15/09	176	165,000
ArvinMeritor, Inc., Unsecured Notes,
8.13%, 9/15/15	3,970	3,235,550
Asbury Automotive Group, Inc., Senior Subordinated Notes,
8.00%, 3/15/14	1,700	1,479,000
7.63%, 3/15/17	1,790	1,414,100
AutoNation, Inc., Senior Unsecured Notes,
6.26%, 4/15/13(g)	1,935	1,586,700
7.00%, 4/15/14	1,520	1,349,000
Ford Motor Co., Debentures,
8.90%, 1/15/32	4,000	3,000,000
General Motors Acceptance Corp.,
6.75%, 12/01/14	10,190	7,211,473
Group 1 Automotive, Inc., Senior Unsecured Notes,
2.25%, 6/15/36(g)	2,360	1,504,500
Lear Corp., Senior Unsecured Notes,
5.75%, 8/01/14	1,295	1,036,000
8.75%, 12/01/16	3,625	3,094,844
Metaldyne Corp., Senior Unsecured Notes,
10.00%, 11/01/13	3,475	2,085,000
Stanadyne Corp., Senior Subordinated Notes,
10.00%, 8/15/14	3,115	2,834,650
Stanadyne Holdings, Inc., Senior Unsecured Notes,
0.00%, 2/15/15(l)	5,455	3,654,850
Sunstate Equipment Co. LLC, Senior Secured Notes,
10.50%, 4/01/13(d)	7,760	5,975,200
Titan Wheel International, Inc., Senior Unsecured Notes,
8.00%, 1/15/12	3,195	3,131,100
United Auto Group, Inc., Senior Subordinated Notes,
7.75%, 12/15/16	4,950	4,281,750

		50,445,417

Oil & Gas — 3.6%
Chesapeake Energy Corp., Senior Unsecured Notes,
6.38%, 6/15/15	4,670	4,529,900
6.63%, 1/15/16	2,040	1,999,200
6.88%, 11/15/20	300	291,000
Denbury Resources, Inc., Senior Subordinated Notes,
7.50%, 4/01/13	185	189,163
7.50%, 12/15/15	4,150	4,243,375
Dynegy Holdings, Inc., Senior Unsecured Notes,
7.75%, 6/01/19	11,870	11,098,450
East Cameron Gas,
11.25%, 7/09/19(b)	3,260	2,379,800
Encore Acquisition Co., Senior Subordinated Notes,
6.00%, 7/15/15	3,400	3,060,000
EXCO Resources, Inc., Senior Secured Notes,
7.25%, 1/15/11	5,780	5,621,050
Frontier Oil Corp., Escrow Bonds,
0.00%(b)(c)(f)	500	—
KCS Energy, Inc., Senior Unsecured Notes,
7.13%, 4/01/12	2,180	2,060,100
Newfield Exploration Co., Senior Subordinated Notes,
6.63%, 9/01/14	1,380	1,359,300
6.63%, 4/15/16	120	117,600
Range Resources Corp., Senior Subordinated Notes,
7.38%, 7/15/13	2,325	2,359,875
Sabine Pass LNG LP, Notes,
7.50%, 11/30/16	2,915	2,812,975
SemGroup LP, Senior Unsecured Notes,
8.75%, 11/15/15(d)	4,900	4,483,500
Swift Energy Co., Senior Unsecured Notes,
7.13%, 6/01/17	3,950	3,624,125
Whiting Petroleum Corp., Senior Subordinated Notes,
7.25%, 5/01/12	1,855	1,831,812
7.25%, 5/01/13	4,910	4,836,350
The Williams Cos., Inc., Senior Unsecured Notes,
6.73%, 10/01/10(d)(g)	2,110	2,152,200

		59,049,775

Paper & Forest Products — 2.5%
Boise Cascade LLC, Senior Subordinated Notes,
7.13%, 10/15/14	4,485	4,182,263
Bowater, Inc., Senior Unsecured Notes,
7.99%, 3/15/10(g)	3,455	2,487,600
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12(d)	10,075	10,226,125
10.00%, 5/01/12	11,600	11,774,000
NewPage Corp., Senior Subordinated Notes,
12.00%, 5/01/13	2,330	2,335,825
Verso Paper Holdings LLC, Notes,
6.99%, 8/01/14(g)	700	591,500
9.13%, 8/01/14	6,790	6,552,350
Verso Paper Holdings LLC, Senior Subordinated Notes,
11.38%, 8/01/16	2,110	1,935,925

		40,085,588

Publishing & Printing — 0.4%
Dex Media West LLC/Dex Media West Finance, Senior Subordinated Notes,
9.88%, 8/15/13	4,313	3,752,310
Dex Media, Inc., Senior Unsecured Notes,
8.00%, 11/15/13	1,000	730,000
Network Communications, Inc., Senior Unsecured Notes,
10.75%, 12/01/13	2,215	1,650,175

		6,132,485

Real Estate — 1.4%
American Real Estate Partners LP, Senior Unsecured Notes,
8.13%, 6/01/12	3,075	2,998,125
7.13%, 2/15/13	9,805	8,898,038
Ashton Woods USA LLC, Senior Subordinated Notes,
9.50%, 10/01/15	2,685	1,436,475

See Notes to Financial Statements.

122	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Real Estate (Continued)
Mobile Services Group, Inc., Senior Unsecured Notes,
9.75%, 8/01/14	$2,750	$2,571,250
Realogy Corp., Senior Subordinated Notes,
12.38%, 4/15/15(k)	2,210	983,450
Realogy Corp., Senior Unsecured Notes,
10.50%, 4/15/14(k)	3,385	2,276,412
The Rouse Co., Unsecured Notes (REIT),
5.38%, 11/26/13	540	422,715
Ventas Realty LP, Senior Unsecured Notes (REIT),
6.75%, 6/01/10	1,910	1,912,387
9.00%, 5/01/12	850	894,625

		22,393,477

Restaurants — 0.2%
Buffets, Inc., Senior Unsecured Notes,
12.50%, 11/01/14(d)(f)	1,980	59,400
Landry’s Restaurants, Inc., Senior Notes,
9.50%, 12/15/14	2,880	2,808,000

		2,867,400

Retail Merchandising — 1.8%
American Greetings Corp., Senior Unsecured Notes,
7.38%, 6/01/16	500	496,250
Ames True Temper, Inc., Senior Unsecured Notes,
8.26%, 1/15/12(g)	5,865	4,867,950
General Nutrition Centers, Inc., Senior Subordinated Notes,
10.75%, 3/15/15	7,290	6,105,375
General Nutrition Centers, Inc., Senior Unsecured Notes,
7.20%, 3/15/14(g)(h)	9,085	7,585,975
Michaels Stores, Inc., Senior Subordinated Notes,
11.38%, 11/01/16	415	325,775
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14	760	665,000
Neiman Marcus Group, Inc., Senior Unsecured Notes,
9.00%, 10/15/15(h)	916	916,000
Rite Aid Corp., Notes,
7.50%, 3/01/17	8,275	7,447,500
Yankee Candle Co., Inc., Senior Subordinated Notes,
9.75%, 2/15/17	445	353,775

		28,763,600

Security Brokers & Dealers — 0.5%
E*TRADE Financial Corp., Senior Unsecured Notes,
12.50%, 11/30/17(d)	7,910	7,751,800

Semiconductors & Related Devices — 0.8%
Amkor Technologies, Inc., Senior Notes,
7.75%, 5/15/13	1,840	1,679,000
Amkor Technologies, Inc., Senior Unsecured Notes,
9.25%, 6/01/16	5,400	5,197,500
Freescale Semiconductor, Inc., Senior Unsecured Notes,
9.13%, 12/15/14(h)	8,555	6,245,150

		13,121,650

Telecommunications — 9.7%
American Tower Corp., Senior Unsecured Notes,
7.50%, 5/01/12	5,025	5,138,062
American Tower Corp., Unsecured Notes,
3.00%, 8/15/12	3,500	6,881,875
Bonten Media Group, Inc., Senior Unsecured Notes,
9.00%, 6/01/15(d)(h)	1,880	1,447,600
Centennial Communications, Senior Unsecured Notes,
8.13%, 2/01/14	6,230	5,887,350
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	19,695	19,350,338
Citizens Communications Co., Senior Unsecured Notes,
6.25%, 1/15/13	4,925	4,457,125
7.88%, 1/15/27	500	428,750
Cricket Communications, Inc., Senior Unsecured Notes,
9.38%, 11/01/14(d)	5,440	5,154,400
DIRECTV Holdings LLC, Unsecured Notes,
8.38%, 3/15/13	4,395	4,455,431
Fibertower Corp., Notes,
9.00%, 11/15/12(d)	3,120	2,507,700
9.00%, 11/15/12	1,170	940,388
IPCS, Inc., Notes,
5.36%, 5/01/13(g)	5,080	3,911,600
Metropcs Wireless, Inc., Senior Unsecured Notes,
9.25%, 11/01/14	11,295	10,391,400
PanAmSat Corp., Senior Debentures,
6.88%, 1/15/28	2,690	2,125,100
PanAmSat Corp., Senior Unsecured Notes,
9.00%, 6/15/16	3,145	3,168,588
Protostar Ltd.,
12.50%, 10/15/12(d)	9,991	9,891,467
Qwest Communications International, Inc., Senior Unsecured Notes,
8.37%, 2/15/09(g)	495	490,050
7.50%, 2/15/14	5,170	4,859,800
7.50%, 2/15/14	10,435	9,808,900
Qwest Corp., Debentures,
6.50%, 6/01/17	3,170	2,860,925
7.50%, 6/15/23	5,724	4,994,190
7.13%, 11/15/43	1,610	1,296,050
Qwest Corp., Unsecured Notes,
6.05%, 6/15/13(g)	2,000	1,800,000
7.50%, 10/01/14	7,735	7,541,625
Rural Cellular Corp., Senior Secured Notes,
8.25%, 3/15/12	2,375	2,434,375
Sprint Capital Corp., Senior Notes,
6.88%, 11/15/28	1,980	1,475,100
Superior Essex Communications & Essex Group, Senior Notes,
9.00%, 4/15/12	7,805	7,512,312
West Corp., Senior Subordinated Notes,
11.00%, 10/15/16(k)	9,300	7,858,500
West Corp., Senior Unsecured Notes,
9.50%, 10/15/14	2,465	2,206,175
Windstream Corp., Senior Unsecured Notes,
8.13%, 8/01/13	9,725	9,554,812
8.63%, 8/01/16	4,650	4,568,625

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	123

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Telecommunications (Continued)
Windstream Regatta Holdings, Inc., Senior Subordinated Notes,
11.00%, 12/01/17(d)	$3,198	$1,950,780

		157,349,393

Tires & Rubber — 0.9%
American Tire Distributors, Inc., Senior Unsecured Notes,
11.48%, 4/01/12(g)	1,910	1,709,450
Goodyear Tire & Rubber Co., Senior Unsecured Notes,
9.13%, 12/01/09(g)	1,000	993,750
7.86%, 8/15/11	1,850	1,893,937
4.00%, 6/15/34(g)	1,550	3,365,438
Goodyear Tire & Rubber Co., Unsecured Notes,
8.63%, 12/01/11	5,922	6,210,698

		14,173,273

Transportation — 0.3%
Hornbeck Offshore Services, Inc., Senior Unsecured Notes,
6.13%, 12/01/14	955	902,475
Overseas Shipholding Group, Inc., Debentures,
8.75%, 12/01/13	3,980	4,109,350

		5,011,825

Waste Management — 0.4%
Aleris International, Inc., Senior Unsecured Notes,
9.00%, 12/15/14(h)	8,180	5,971,400
Casella Waste Systems, Inc., Senior Subordinated Notes,
9.75%, 2/01/13	1,225	1,197,438

		7,168,838

Yankee — 6.4%
Computer & Office Equipment — 0.1%
Seagate Technology HDD Holdings (Cayman Islands), Senior Unsecured Notes,
6.80%, 10/01/16(m)	1,390	1,323,975

Containers — 0.3%
Impress Holdings BV (Netherlands), Secured Notes,
7.38%, 9/15/13(d)(g)(m)	4,950	4,108,500

Electronics — 0.3%
NXP BV (Netherlands), Notes,
7.01%, 10/15/13(g)(m)	6,405	5,284,125

Energy & Utilities — 0.4%
OPTI, Inc. (Canada), Notes,
8.25%, 12/15/14(m)	5,600	5,544,000
OPTI, Inc. (Canada), Senior Secured Notes,
7.88%, 12/15/14	1,355	1,324,512

		6,868,512

Finance — 1.5%
Corral Finans AB (Sweden), Senior Unsecured Notes,
10.24%, 4/15/10(d)(g)(m)	4,417	3,357,125
Digicel Group Ltd. (Jamaica), Unsecured Notes,
8.88%, 1/15/15(d)(m)	3,580	2,989,300
9.13%, 1/15/15(d)(h)(m)	5,721	4,719,825
Duloxetine Royalty (Cayman Islands), Senior Secured Notes (acquired 09/30/05, cost $2,500,000),
13.00%, 10/15/13(e)(m)	2,500	2,550,000
Wind Acquisition Holdings Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(d)(m)	10,490	10,699,800

		24,316,050

Medical Instruments & Supplies — 0.4%
Angiotech Pharmaceutical, Inc. (Canada), Senior Unsecured Notes,
6.83%, 12/01/13(g)(m)	9,430	7,213,950

Metal & Mining — 0.2%
Novelis, Inc. (Canada), Senior Unsecured Notes,
7.25%, 2/15/15(m)	1,575	1,393,875
Russell Metals, Inc. (Canada), Senior Subordinated Notes,
6.38%, 3/01/14(m)	1,625	1,503,125

		2,897,000

Oil & Gas — 0.9%
Compagnie Generale de Geophysique (France), Senior Unsecured Notes,
7.75%, 5/15/17(m)	6,135	6,227,025
Compton Petroleum Finance Corp. (Canada), Senior Notes,
7.63%, 12/01/13(m)	2,825	2,704,937
North American Energy Partners, Inc. (Canada), Senior Unsecured Notes,
8.75%, 12/01/11(m)	5,520	5,464,800

		14,396,762

Paper & Forest Products — 0.9%
Abitibi-Consolidated, Inc. (Canada), Senior Debentures,
8.85%, 8/01/30(m)	635	285,750
Abitibi-Consolidated, Inc. (Canada), Senior Unsecured Notes,
8.55%, 8/01/10(m)	200	115,000
Abitibi-Consolidated, Inc. (Canada), Unsecured Notes,
6.00%, 6/20/13(m)	2,035	986,975
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes,
6.45%, 10/01/10(g)(k)(m)	2,340	1,544,400
7.25%, 10/01/12(k)(m)	2,790	1,604,250
Bowater Finance Corp. (Canada), Senior Unsecured Notes,
7.95%, 11/15/11(m)	3,405	2,332,425
Cascades, Inc. (Canada), Unsecured Notes,
7.25%, 2/15/13(m)	1,715	1,513,487
Catalyst Paper Co. (Canada), Senior Unsecured Notes,
7.38%, 3/01/14(m)	2,275	1,706,250
Domtar Corp. (Canada), Unsecured Notes,
7.88%, 10/15/11(m)	1,685	1,685,000

See Notes to Financial Statements.

124	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Yankee (Continued)
Paper & Forest Products (Continued)
7.13%, 8/15/15(m)	$3,170	$2,987,725

		14,761,262

Telecommunications — 1.2%
Asia Global Crossing Ltd. (Bermuda), Senior Unsecured Notes,
13.38%, 10/15/10(f)(m)	1,849	78,586
Inmarsat Finance II Plc (United Kingdom), Senior Unsecured Notes,
0.00%, 11/15/12(m)	1,180	1,144,600
Intelsat Intermediate Ltd. (Bermuda), Senior Unsecured Notes,
0.00%, 2/01/15(m)	3,370	2,864,500
Intelsat Ltd. (Bermuda), Senior Unsecured Notes,
9.25%, 6/15/16(m)	1,940	1,954,550
Nortel Networks Ltd. (Canada), Senior Unsecured Notes,
8.51%, 7/15/11(g)(m)	10,420	8,935,150
Orascom Telecom Finance SCA (Egypt), Senior Unsecured Notes,
7.88%, 2/08/14(d)(m)	1,440	1,335,600
Virgin Media Finance Plc (United Kingdom), Senior Unsecured Notes,
8.75%, 4/15/14(m)	2,665	2,391,838

		18,704,824

Transportation — 0.1%
CHC Helicopter Corp. (Canada), Senior Subordinated Notes,
7.38%, 5/01/14(m)	760	757,150
Navios Martime Holding, Inc. (Greece), Senior Unsecured Notes,
9.50%, 12/15/14(m)	1,198	1,193,508

		1,950,658

Waste Management — 0.1%
Waste Services, Inc. (Canada), Senior Subordinated Notes,
9.50%, 4/15/14(m)	1,850	1,771,375

Total Corporate Bonds
(Cost $1,267,535,547)		1,157,028,175

Foreign Bonds — 2.3%
Denmark — 0.7%
Nordic Telephone Co. Holdings Aps (EUR), Senior Unsecured Notes,
8.88%, 5/01/16(d)	8,655	8,395,350
9.88%, 5/01/16(g)	2,400	3,590,092

		11,985,442

Ireland — 0.7%
BCM Ireland Finance Ltd. (EUR),
11.58%, 2/15/17(d)(g)	3,664	3,933,893
BCM Ireland Finance Ltd., Senior Notes (EUR),
9.58%, 8/15/16(g)	5,480	7,656,652

		11,590,545

Luxembourg — 0.6%
Wind Acquisition Holdings Finance SA (EUR),
10.97%, 12/17/14(g)	6,120	9,428,719

Netherlands — 0.2%
Asset Repackaging Trust BV (EUR),
12.01%, 12/21/11(g)(h)	959	1,337,480
NXP BV (EUR),
8.63%, 10/15/15	910	1,052,359

		2,389,839

United Kingdom — 0.1%
Ineos Group Holdings Plc (EUR),
7.88%, 2/15/16(d)	1,500	1,716,897

Total Foreign Bonds
(Cost $36,502,871)		37,111,442

Bank Loans — 10.8%
Air Transportation — 0.0%
Northwest Airlines Corp., Trade Claim Participation,
0.00%, 12/31/49(g)	8,100	202,500
Business Services — 0.8%
Catalina Marketing Corp.,
8.48%, 10/09/15(g)	15,058	13,251,040
Containers — 0.2%
Berry Plastics Group, Inc.,
11.65%, 6/15/14(g)	3,921	2,744,936
Energy & Utilities — 1.7%
MACH Gen LLC, Tranche B,
2.45%, 2/22/14(g)	469	432,422
5.10%, 2/22/14(g)	4,475	4,127,827
MACH Gen LLC, Tranche B Constant Price,
12.50%, 12/31/49(g)	3,851	3,552,186
Sandridge Energy, Inc.,
8.35%, 3/01/14(g)	2,250	2,081,250
8.63%, 3/01/15(g)	2,400	2,364,000
Texas Competitive Energy, Tranche B,
6.60%, 10/10/14(g)	16,169	14,680,293

		27,237,978

Entertainment & Leisure — 0.4%
EB Sports Corp.,
10.82%, 5/01/12(g)	5,834	4,939,183
HIT Entertainment Plc (United Kingdom), 2nd Lien,
8.60%, 1/31/13(g)	1,500	1,125,000

		6,064,183

Finance — 1.8%
Affinion Group Holdings, Inc.,
9.27%, 3/01/12(g)	7,900	6,241,000
Alliance Data Systems Corp., 1st Lien,
8.06%, 12/15/14(b)(g)	11,000	10,230,000
BLB Worldwide Holdings, Inc.,
9.72%, 8/31/12(g)	500	175,000
Hawker Beechcraft Corp.,
5.20%, 3/31/14(g)	91	84,262
Hawker Beechcraft Corp., Term B,
4.70%, 3/31/14(g)	1,438	1,337,234
4.73%, 3/31/14(g)	117	108,698
Kabel Deutschland Holdings GMBH PIK (Germany) (EUR),
11.59%, 12/15/14(g)	2,343	3,230,633

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	125

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Bank Loans (Continued)
Finance (Continued)
Marsico Parent Co. LLC,
5.88%, 11/14/14(g)	$196	$178,043
6.81%, 11/14/14(g)	326	296,739
7.00%, 11/14/14(g)	326	296,739
7.25%, 11/14/14(g)	326	296,739
8.13%, 11/14/14(g)	322	293,327
Travelport LLC,
10.10%, 3/22/12(g)	9,380	6,378,197

		29,146,611

Food & Agriculture — 0.6%
ServiceMaster Co.,
8.72%, 6/19/08(g)	14,200	9,798,000

Manufacturing — 0.2%
Allison Transmission, Inc.,
5.90%, 8/07/14(g)	1,995	1,746,326
Spectrum Brands, Inc.,
2.97%, 4/15/13(g)	127	112,591
Spectrum Brands, Inc., Term B,
8.90%, 4/12/13(g)	693	614,981
9.24%, 4/12/13(g)	577	512,484
8.88%, 4/15/13(g)	205	182,217
9.25%, 4/15/13(g)	1,043	925,608

		4,094,207

Medical & Medical Services — 0.2%
Rotech Healthcare, Inc.,
10.83%, 9/26/11(g)	2,746	2,389,211
Talecris, 1st Lien,
6.63%, 3/31/10(g)	1,829	1,536,651
8.16%, 3/31/10(g)	5	3,905

		3,929,767

Paper & Forest Products — 0.8%
NewPage Corp., Term B,
6.31%, 12/07/14(g)	2,990	2,917,741
Verso Paper Finance Holdings LLC,
9.49%, 2/01/13(g)	10,530	9,319,050

		12,236,791

Plastics — 0.1%
Lucite International Group Holdings Ltd. PIK (EUR),
13.41%, 7/15/14(g)(h)	911	1,060,718
Synventive Acquisition, Inc., Mezzanine,
14.00%, 2/17/14(f)	518	233,046

		1,293,764

Publishing & Printing — 2.2%
Cenveo Corp.,
8.12%, 9/17/15(g)	8,000	8,000,000
Education Media,
6.90%, 5/15/09-11/14/14(b)(g)	10,000	9,068,182
Education Media, Tranche A,
11.40%, 11/14/14(g)	21,239	18,477,821

		35,546,003

Retail Merchandising — 0.4%
Bausch & Lomb, Inc., Delayed Draw,
5.95%, 4/11/15(g)	5,347	5,177,696
Bausch & Lomb, Inc., Parent,
5.95%, 4/11/15(g)	1,340	1,297,668

		6,475,364

Semiconductors & Related Devices — 0.1%
Applied Tech Products Corp., Tranche A,
8.69%, 10/24/10(b)(g)	1,405	1,405,137
Applied Tech Products Corp., Tranche B,
13.41%, 4/24/11(b)(g)	669	454,597
Applied Tech Products Corp., Tranche C,
17.50%, 10/24/11(b)(g)	266	—
Electrical Components International Holdings Company, 2nd Lien,
9.46%, 5/19/14(g)	1,000	600,000

		2,459,734

Telecommunications — 0.6%
Panamsat Corp., Term B,
5.61%, 1/03/14(g)	9,965	9,093,332

Yankee — 0.7%
Finance — 0.6%
Wind Acquisition Holdings Finance SA (Luxembourg),
11.20%, 12/21/11(g)(m)	8,084	6,972,833
9.33%, 12/17/14(g)(m)	2,250	2,227,500

		9,200,333

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
5.69%, 6/12/14(g)(m)	2,000	1,500,000

		10,700,333

Total Bank Loans
(Cost $197,516,886)		174,274,543

	Par/Shares (000)
Short Term Investments — 12.6%
Federal Home Loan Bank, Discount Notes,
2.18%, 4/10/08(n)	1,000	999,455
Federal Home Loan Mortgage Company, Discount Notes,
1.95%, 4/04/08(n)	2,000	1,999,675
Federal National Mortgage Assoc., Discount Notes,
2.16%, 4/16/08(n)	4,000	3,996,400
Galileo Money Market Fund, 2.56%(o)	196,667	196,666,725
Institutional Money Market Trust,
3.31%(p)(q)(r)	244	244,120

Total Short Term Investments
(Cost $203,906,375)		203,906,375

Total Investments Before Repurchase Agreements — 98.8%
(Cost $1,757,209,828)		1,598,867,099

See Notes to Financial Statements.

126	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements — 1.7%
Lehman Brothers Holdings, Inc.,
3.60%, 12/15/14	$7,704	$7,704,000
(Agreement dated 12/12/07 to be repurchased at $7,752,535, collateralized by $8,000,000 Reliant Energy, Inc., 6.75% due 12/15/14. The value of the collateral is $8,299,800.) 4.35%, 10/15/17	19,800	19,800,000
(Agreement dated 12/12/07 to be repurchased at $20,063,175, collateralized by $20,000,000 LVB Acquisition Merger Sub, Inc., 11.63% due 10/15/17. The value of the collateral is $21,201,250.)

Total Repurchase Agreements
(Cost $27,504,000)		27,504,000

	Contracts
Call Option Purchased — 0.0%
Marsico Parent Superhold Co. LLC, Strike Price $942.860, Expires 12/31/49)
(Cost $104,182)	107	183,799

Total Investments in Securities — 100.5%
(Cost $1,784,818,010*)		1,626,554,898
Liabilities in Excess of Other Assets — (0.5)%		(8,261,168)

Net Assets — 100.0%		$1,618,293,730

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,785,960,954

Gross unrealized appreciation	$12,343,242
Gross unrealized depreciation	(171,749,298)

Net unrealized appreciation	$(159,406,056)

(a)	Non-income producing security.
(b)	Security is fair valued by the Board of Trustees.
(c)	Security held in escrow for future payments.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Restricted security as to resale. As of report date the Portfolio held 0.9% of its net assets, with a current market value of $14,826,000 and an original cost of $13,660,000 in these securities, were as follows:

Security Name	Acquired Date	Shares	Cost	Value
Triex Minerals Corp.	12/23/05	6,600	$14,206	$10,378
Niko Resources Ltd.	1/31/05	2,000	40,606	162,210
Tag Oil Ltd.	9/25/05	4,000	4,409	331
	3/14/05
	through
Tusk Energy Corp.	2/01/07	57,966	211,317	96,003
Stolt-Nielsen SA	1/31/05	13,000	177,441	270,602
Archipelago Resources Plc	5/13/05	78,900	51,017	46,976
Longview Energy Co.	1/31/05	3,200	48,000	64,000
	1/31/05
	through
Matador Resources Co.	4/19/06	2,895	62,950	86,850
Point North Energy Ltd.	7/24/03	13,755	—	1

(f)	Issuer filed for bankruptcy or is in default of interest payments.
(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(i)	Security, or a portion thereof, with a market value of $1,791,893, has been pledged as collateral for swap and interest rate swap contracts.
(j)	Security, or a portion of security, is on loan.
(k)	All or a portion of security, with a market value of $16,236,457 has been pledged as collateral for reverse repurchase agreements.
(l)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of March 31, 2008.
(m)	U.S. dollar denominated security issued by foreign domiciled entity.
(n)	The rate shown is the effective yield at the time of purchase.
(o)	Represents current yield as of report date.
(p)	The rate shown is the effective yield as of report date.
(q)	Security purchased with the cash proceeds from securities loans.
(r)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Gain	Interest/ Dividend Income
Institutional Money Market Trust	$—	$72,470	*	$—	$4,596

*	Represents net sales cost.
•	Reverse repurchase agreements outstanding as of March 31, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Morgan Stanley & Co.	0.25%	01/30/08	TBD	$1,908,808	$1,908,000
Lehman Brothers	2.00%	04/13/07	TBD	$1,506,985	$1,478,000
Lehman Brothers	0.00%	01/30/08	TBD	$370,000	$370,000
Lehman Brothers	0.00%	03/10/08	TBD	$1,474,000	$1,474,000
Lehman Brothers	1.75%	03/06/08	TBD	$706,858	$706,000
Lehman Brothers	1.50%	03/05/08	TBD	$2,287,475	$2,285,000
Lehman Brothers	2.00%	02/08/08	TBD	$7,764,366	$7,742,000

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold	Settlement Date	Unrealized Depreciation
EUR 24,067,040	04/23/08	$(2,683,654)

Total Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $35,282,283)		$(2,683,654)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	127

Schedule of Investments (concluded)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

•	Swaps outstanding as of March 31, 2008 were as follows:

	Notional Amount	Unrealized Appreciation (Depreciation)
Sold credit default protection on The Goodyear Tire & Rubber Co. and receive 3.75%
Broker, Citibank Expires, December 2009	$6,000,000	$131,580
Sold credit default protection on Ford Motor Co. and receive 3.80%
Broker, JP Morgan Chase Expires, March 2010	6,000,000	(754,020)
Sold credit default protection on Ford Motor Co. and receive 3.80%
Broker, Bank of America Expires, March 2010	5,000,000	(628,350)
Sold credit default protection on Levi Strauss & Co. and receive 4.74%
Broker, Citibank Expires, March 2010	6,000,000	73,440
Sold credit default protection on Ford Motor Co. and receive 5.10%
Broker, Bank of America Expires, December 2010	7,500,000	(1,026,450)
Sold credit default protection on Ford Motor Co. and receive 5.35%
Broker, Deutsche Bank Expires, December 2011	10,000,000	(1,647,400)
Sold credit default protection on Ford Motor Co. and receive 4.65%
Broker, JP Morgan Chase Expires, March 2012	3,000,000	(333,510)
Bought credit default protection on TX Competitive Electric Holdings Co. LLC and pay 3.60%
Broker, JP Morgan Chase Expires, September 2012	3,500,000	273,350
Sold credit default protection on Allied Waste North America, Inc. and receive 4.75%
Broker, Lehman Brothers Expires, March 2013	3,000,000	43,830
Sold credit default protection on Allied Waste North America, Inc. and receive 4.65%
Broker, Lehman Brothers Expires, March 2013	3,000,000	31,650
Sold credit default protection on Community Health Systems, Inc. and receive 6.10%
Broker, Lehman Brothers Expires, March 2013	2,500,000	87,475
Sold credit default protection on Allied Waste North America, Inc. and receive 4.75%
Broker, Lehman Brothers Expires, March 2013	3,000,000	72,330
Sold credit default protection on Realogy Corp. and receive 5.00%
Broker, Goldman Sachs Expires, June 2014	4,000,000	(158,820)
Sold credit default protection on Realogy Corp. and receive 5.00%
Broker, Goldman Sachs Expires, June 2014	2,000,000	(22,171)
Sold credit default protection on Lyondell Chemical Co. and receive 2.05%
Broker, Citibank Expires, June 2016	3,000,000	(851,370)

Total		$(4,708,436)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

128	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)	Enhanced Income Portfolio	Low Duration Bond Portfolio	Intermediate Government Bond Portfolio	Intermediate Bond Portfolio II	Long Duration Bond Portfolio	Total Return Portfolio II
Assets
Investments at value — unaffiliated[1]	$23,632,476	$1,238,085,557	$587,464,360	$1,015,394,639	$85,648,732	$4,659,672,843
Investments at value — affiliated[2]	634,048	17,924,006	140,594	—	72,619	38,260,028
Investments in swap contracts	—	—	521,869	532,416	—	1,050,616
Foreign currency at value[3]	6,679	2,819,130	555,076	1,175,610	—	144,076
Dividends receivable	2,046	50,190	32,646	26,748	8,376	62,628
Interest receivable	107,515	3,597,395	2,593,359	8,154,565	683,252	25,570,856
Interest receivable — affiliated	4,284	66,841	853	—	447	183,941
Principal paydown receivable	24,579	819,904	648,465	458,737	—	1,117,037
Investments sold receivable	—	47,470,618	106,218,680	106,368,784	1,804,241	2,357,175,971
Receivable from advisor	9,968	135,509	2,707	—	13	—
Capital shares sold receivable	39,719	5,571,567	1,718,180	2,754,612	1,066	10,273,460
Prepaid expenses	23,611	176,976	63,676	100,314	30,756	234,918
Unrealized appreciation on forward foreign currency contracts	82,629	1,247,306	454,958	788,532	—	2,880,740
Unrealized appreciation on swaps	45,805	1,302,961	9,383,459	15,782,699	1,061,636	32,598,268
Margin variation receivable	9,384	1,164,420	365,345	184,742	65,045	459,040

Total assets	24,622,743	1,320,432,380	710,164,227	1,151,722,398	89,376,183	7,129,684,422

Liabilities
Investments purchased payable	—	12,506,624	77,509,559	115,707,114	4,497,511	2,579,278,307
Unrealized depreciation on forward foreign currency contracts	62,054	1,215,854	134,273	238,124	—	1,511,252
Margin variation payable	8,723	102,558	1,119	59,805	—	209,265
Unrealized depreciation on swaps	—	7,108,474	10,936,109	18,405,743	702,065	55,657,705
Options written at value[4]	—	1,483,155	5,151,421	9,719,974	1,544	40,419,611
Reverse repurchase agreements payable	—	—	—	—	1,283,000	536,008,230
Payable for financing transactions	—	—	39,167,335	13,512,360	—	37,711,994
Mortgage pass-throughs TBA sale commitments at value[5]	—	45,800,976	58,654,522	80,904,790	919,654	753,671,921
Income dividends payable	84,067	2,324,165	1,042,301	1,412,447	228	6,168,342
Custodian fees payable	6,928	22,651	14,101	17,498	8,391	105,151
Transfer agent fees payable	726	197,680	133,582	92,321	32	424,622
Administration fees payable	712	79,147	38,154	71,124	4,916	183,776
Officer and Trustees fees payable	678	22,536	7,740	17,143	488	71,627
Capital shares redeemed payable	581	2,329,679	694,412	906,565	—	7,854,037
Investment advisory fees payable	—	286,207	194,531	231,293	4,963	748,940
Interest payable	—	103,671	123,499	153,497	20,250	2,610,757
Service and distribution fees payable	—	55,787	30,564	12,926	—	75,895
Other accrued expenses payable	26,081	427,248	154,355	226,480	38,914	494,746

Total liabilities	190,550	74,066,412	193,987,577	241,689,204	7,481,956	4,023,206,178

Net Assets
Net Assets	$24,432,193	$1,246,365,968	$516,176,650	$910,033,194	$81,894,227	$3,106,478,244

Net Assets Consist of
Paid-in capital	$26,731,769	$1,313,044,654	$507,020,701	$900,751,222	$81,802,226	$3,154,877,151
Undistributed (distributions in excess of) net investment income	(14,772)	(5,919)	184,924	1,595,092	(4,236)	2,182,335
Accumulated net realized gain (loss)	(1,129,744)	(36,647,882)	4,213,855	10,307,217	53,620	9,226,903
Net unrealized appreciation (depreciation)	(1,155,060)	(30,024,885)	4,757,170	(2,620,337)	42,617	(59,808,145)

Net Assets	$24,432,193	$1,246,365,968	$516,176,650	$910,033,194	$81,894,227	$3,106,478,244

1 Investments at cost — unaffiliated	$24,716,010	$1,255,554,785	$579,699,583	$1,014,930,433	$86,482,183	$4,682,757,749
2 Investments at cost — affiliated	706,058	18,495,482	140,025	—	73,651	39,396,975
3 Cost of foreign currency	5,896	2,616,002	548,973	1,149,089	—	145,157
4 Premiums received — options written	—	491,626	4,261,140	7,930,679	7,012	32,019,377
5 Proceeds received — mortgage pass-throughs TBA sale commitments	—	45,809,989	57,766,848	79,194,625	910,797	747,804,141

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	129

Statements of Assets and Liabilities (continued)

March 31, 2008 (Unaudited)	Enhanced Income Portfolio	Low Duration Bond Portfolio	Intermediate Government Bond Portfolio	Intermediate Bond Portfolio II	Long Duration Bond Portfolio	Total Return Portfolio II
BlackRock
Net Assets	$4,230,615	$383,496,738	$—	$258,656,257	$60,045,145	$1,508,276,787
Shares outstanding, unlimited number of shares authorized, $0.001 par value	450,689	38,860,679	—	27,317,997	6,027,351	159,107,523
Net Asset Value	$9.39	$9.87	$—	$9.47	$9.96	$9.48
Institutional
Net Assets	$19,918,703	$381,540,233	$216,883,981	$331,230,058	$21,777,875	$1,183,906,189
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,123,577	38,628,846	20,354,217	34,990,208	2,186,489	125,164,775
Net Asset Value	$9.38	$9.88	$10.66	$9.47	$9.96	$9.46
Service
Net Assets	$41,802	$257,025,297	$1,225,053	$259,857,357	$—	$67,463,266
Shares outstanding, unlimited number of shares authorized, $0.001 par value	4,528	26,031,159	115,011	27,443,237	—	7,129,010
Net Asset Value	$9.23	$9.87	$10.65	$9.47	$—	$9.46
Investor A
Net Assets	$241,073	$83,201,157	$253,221,037	$40,138,587	$71,207	$230,575,026
Shares outstanding, unlimited number of shares authorized, $0.001 par value	25,733	8,422,016	23,709,780	4,240,713	7,148	24,352,900
Net Asset Value	$9.37	$9.88	$10.68	$9.47	$9.96	$9.47
Investor A1
Net Assets	$—	$37,815,232	$—	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	3,827,004	—	—	—	—
Net Asset Value	$—	$9.88	$—	$—	$—	$—
Investor B
Net Assets	$—	$19,632,619	$29,561,572	$5,788,042	$—	$29,129,398
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	1,987,833	2,774,339	611,414	—	3,078,098
Net Asset Value	$—	$9.88	$10.66	$9.47	$—	$9.46
Investor B1
Net Assets	$—	$1,086,398	$—	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	110,049	—	—	—	—
Net Asset Value	$—	$9.87	$—	$—	$—	$—
Investor B2
Net Assets	$—	$9,202,514	$—	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	932,264	—	—	—	—
Net Asset Value	$—	$9.87	$—	$—	$—	$—
Investor C
Net Assets	$—	$38,780,377	$15,285,007	$14,362,893	$—	$86,982,169
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	3,927,997	1,433,401	1,515,960	—	9,227,849
Net Asset Value	$—	$9.87	$10.66	$9.47	$—	$9.43
Investor C1
Net Assets	$—	$9,002,960	$—	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	911,919	—	—	—	—
Net Asset Value	$—	$9.87	$—	$—	$—	$—
Investor C2
Net Assets	$—	$25,582,443	$—	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	2,591,435	—	—	—	—
Net Asset Value	$—	$9.87	$—	$—	$—	$—
R
Net Assets	$—	$—	$—	$—	$—	$145,409
Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	—	—	—	—	15,352
Net Asset Value	$—	$—	$—	$—	$—	$9.47

See Notes to Financial Statements.

130	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Assets and Liabilities (continued)

March 31, 2008 (Unaudited)	Government Income Portfolio	Inflation Protected Bond Portfolio	GNMA Portfolio	Managed Income Portfolio	International Bond Portfolio	High Yield Bond Portfolio
Assets
Investments at value - unaffiliated[1]	$4,805,638,350	$259,596,096	$543,903,504	$1,170,587,533	$535,021,441	$1,626,310,778
Investments at value - affiliated[2,3]	20,091,064	—	3,146	1,749,795	3,619,828	244,120
Investments in swap contracts	—	—	17,400	—	—	—
Cash	300	—	—	—	—	—
Foreign currency at value[4]	—	11,688	—	122,213	1,626,796	14,011,806
Dividends receivable	117,048	5,249	12,976	13,018	21,392	452,196
Interest receivable	13,030,919	1,470,796	2,159,925	6,387,025	8,293,710	35,569,083
Interest receivable - affiliated	116,577	—	19	9,230	19,159	—
Securities lending income receivable	—	—	—	—	—	1,021
Principal paydown receivable	1,795,902	—	108,239	160,086	83,382	—
Investments sold receivable	3,496,492,765	115,556	303,588,261	579,854,566	28,243,915	5,147,652
Receivable from advisor	37,798	—	34,899	354	—	75,127
Capital shares sold receivable	7,399,409	3,372,528	589,986	1,164,621	1,961,925	5,869,249
Prepaid expenses	139,205	53,148	43,258	75,434	89,049	165,500
Unrealized appreciation on forward foreign currency contracts	—	22,199	—	709,100	25,644,956	—
Unrealized appreciation on swaps	250,394,872	2,284,203	1,397,213	3,114,651	12,976,594	713,655
Margin variation receivable	593,843	129,557	51,854	102,370	281,324	—

Total assets	8,595,848,052	267,061,020	851,910,680	1,764,049,996	617,883,471	1,688,560,187

Liabilities
Investments purchased payable	4,821,064,420	2,479,443	369,325,056	700,203,048	24,909,588	33,919,231
Unrealized depreciation on forward foreign currency contracts	—	6,901	—	307,006	12,130,789	2,683,654
Margin variation payable	1,182,452	—	—	81,196	235,386	—
Unrealized depreciation on swaps	278,235,225	2,580,452	1,345,363	11,774,290	7,752,675	5,422,091
Options written at value[5]	15,610,979	1,254,581	685,576	7,214,884	2,052,519	—
Reverse repurchase agreements payable	—	—	9,240,000	98,098,481	—	15,963,000
Payable for financing transactions	13,619,700	14,256,489	—	65,364,218	—	—
Mortgage pass-throughs TBA sale commitments at value[6]	1,872,843,022	—	164,758,443	136,226,365	—	—
Collateral received for swap contracts	1,840,000	500,000	—	—	—	—
Collateral received at value - securities loans	—	—	—	—	—	244,120
Premiums received for swap contracts	—	—	—	114,591	8,721	2,460,000
Capital shares redeemed payable	5,649,639	630,914	234,638	843,845	1,433,643	3,544,073
Income dividends payable	5,145,383	223,343	795,580	1,944,363	639,005	4,244,932
Interest payable	3,986,698	—	446,172	478,778	—	83,437
Transfer agent fees payable	1,055,405	24,116	60,117	23,017	174,874	331,613
Investment advisory fees payable	378,213	17,358	65,678	317,981	263,797	577,663
Service and distribution fees payable	213,449	53,489	19,513	3,745	39,525	122,365
Custodian fees payable	180,626	8,174	2,097	31,743	30,608	29,117
Administration fees payable	106,884	21,899	20,188	49,172	47,770	100,228
Officer and Trustees fees payable	36,356	1,646	3,441	13,275	8,594	35,883
Other accrued expenses payable	951,255	32,537	78,942	172,936	169,156	505,050

Total liabilities	7,022,099,706	22,091,342	547,080,804	1,023,262,934	49,896,650	70,266,457

Net Assets
Net Assets	$1,573,748,346	$244,969,678	$304,829,876	$740,787,062	$567,986,821	$1,618,293,730

Net Assets Consist of
Paid-in capital	$1,608,221,018	$237,997,490	$306,600,980	$744,057,372	$482,154,180	$1,941,585,621
Undistributed (distributions in excess of) net investment income	3,762,926	1,253,938	(614,877)	302,354	(9,768,634)	2,080,254
Accumulated net realized gain (loss)	(15,414,645)	(1,880,862)	(6,636,131)	8,059,854	25,238,173	(159,199,468)
Net unrealized appreciation (depreciation)	(22,820,953)	7,599,112	5,479,904	(11,632,518)	70,363,102	(166,172,677)

Net Assets	$1,573,748,346	$244,969,678	$304,829,876	$740,787,062	$567,986,821	$1,618,293,730

1 Investments at cost - unaffiliated	$4,777,243,691	$251,387,144	$537,572,448	$1,171,255,590	$482,365,720	$1,784,573,890
2 Investments at cost - affiliated	23,980,757	—	3,138	1,903,431	3,834,705	244,120
3 Market value of securities loans	—	—	—	—	—	81,440
4 Cost of foreign currency	—	11,505	—	122,396	1,627,054	13,264,200
5 Premiums received - options written	13,700,840	744,370	644,200	6,007,476	1,302,386	—
6 Proceeds received - mortgage pass-throughs TBA sale commitments	1,855,744,367	—	163,824,513	135,111,425	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	131

Statements of Assets and Liabilities (concluded)

March 31, 2008 (Unaudited)	Government Income Portfolio	Inflation Protected Bond Portfolio	GNMA Portfolio	Managed Income Portfolio	International Bond Portfolio	High Yield Bond Portfolio
BlackRock
Net Assets	$17,860	$11,647,341	$348,267	$—	$86,887,619	$324,568,822
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,639	1,079,127	35,257	—	6,809,270	44,781,240
Net Asset Value	$10.90	$10.79	$9.88	$—	$12.76	$7.25
Institutional
Net Assets	$212,189,397	$60,563,381	$244,377,297	$487,835,976	$217,890,436	$330,413,248
Shares outstanding, unlimited number of shares authorized, $0.001 par value	19,484,485	5,498,529	24,707,847	48,476,913	17,092,195	45,593,423
Net Asset Value	$10.89	$11.01	$9.89	$10.06	$12.75	$7.25
Service
Net Assets	$1,022,452	$6,837,493	$11,710,867	$224,608,945	$63,035,896	$159,415,213
Shares outstanding, unlimited number of shares authorized, $0.001 par value	93,890	619,280	1,185,378	22,320,108	4,938,016	21,987,719
Net Asset Value	$10.89	$11.04	$9.88	$10.06	$12.77	$7.25
Investor A
Net Assets	$894,959,600	$73,323,142	$18,719,990	$22,725,315	$139,256,379	$583,014,440
Shares outstanding, unlimited number of shares authorized, $0.001 par value	82,088,520	6,700,157	1,885,181	2,257,575	10,898,825	80,439,689
Net Asset Value	$10.90	$10.94	$9.93	$10.07	$12.78	$7.25
Investor B
Net Assets	$23,996,314	$11,240,854	$10,643,821	$3,286,141	$12,281,788	$49,098,948
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,200,790	1,025,623	1,075,324	326,391	961,641	6,774,298
Net Asset Value	$10.90	$10.96	$9.90	$10.07	$12.77	$7.25
Investor B1
Net Assets	$149,355,485	$—	$—	$—	$—	$64,599,517
Shares outstanding, unlimited number of shares authorized, $0.001 par value	13,700,683	—	—	—	—	8,914,573
Net Asset Value	$10.90	$—	$—	$—	$—	$7.25
Investor C
Net Assets	$46,952,280	$81,357,467	$19,029,634	$2,330,685	$48,634,703	$63,653,387
Shares outstanding, unlimited number of shares authorized, $0.001 par value	4,313,232	7,388,410	1,924,397	232,088	3,813,387	8,774,293
Net Asset Value	$10.89	$11.01	$9.89	$10.04	$12.75	$7.25
Investor C1
Net Assets	$186,723,933	$—	$—	$—	$—	$34,737,948
Shares outstanding, unlimited number of shares authorized, $0.001 par value	17,157,969	—	—	—	—	4,786,862
Net Asset Value	$10.88	$—	$—	$—	$—	$7.26
R
Net Assets	$58,531,025	$—	$—	$—	$—	$8,792,207
Shares outstanding, unlimited number of shares authorized, $0.001 par value	5,372,007	—	—	—	—	1,213,460
Net Asset Value	$10.90	$—	$—	$—	$—	$7.25

See Notes to Financial Statements.

132	SEMI-ANNUAL REPORT	MARCH 31, 2008

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Statements of Operations

Period Ended March 31, 2008 (Unaudited)	Enhanced Income Portfolio	Low Duration Bond Portfolio	Intermediate Government Bond Portfolio	Intermediate Bond Portfolio II	Long Duration Bond Portfolio[1]
Investment Income
Interest	$724,077	$31,650,592	$12,997,411	$23,858,382	$1,316,829
Securities lending	—	—	—	—	—
Dividends	23,019	434,076	100,293	336,771	54,520
Interest from affiliates	17,855	307,297	7,494	267	1,405

Total investment income	764,951	32,391,965	13,105,198	24,195,420	1,372,754

Expenses
Investment advisory	60,114	3,028,671	1,251,258	2,204,280	122,396
Professional	18,067	63,553	35,017	51,397	25,014
Custodian	14,500	73,759	39,446	56,465	19,909
Administration	11,271	414,615	187,492	311,556	18,359
Registration	8,812	59,437	21,300	44,402	5,190
Officer and Trustees	7,554	35,515	16,811	27,453	7,846
Administration - class specific	3,757	154,282	62,590	110,171	6,061
Printing	1,891	103,394	38,481	77,320	7,116
Transfer agent - class specific	554	436,917	235,738	171,476	210
Service - class specific	181	543,719	369,601	390,934	33
Distribution - class specific	—	306,168	174,506	63,153	—
Miscellaneous	5,441	52,053	21,357	36,469	13,678

Total expenses excluding interest and excise tax	132,142	5,272,083	2,453,597	3,545,076	225,812
Interest expense	7,144	230,035	875,649	1,156,994	96,151
Excise tax	—	—	—	—	—

Total expenses	139,286	5,502,118	3,329,246	4,702,070	321,963
Less investment advisory fees waived	(59,839)	(1,367,431)	(111,195)	(826,348)	(107,572)
Less administration fees waived	(8,552)	—	—	—	(7,585)
Less administration fees waived - class specific	(1,022)	(91,488)	(29,889)	(32,258)	(5,121)
Less transfer agent fees waived - class specific	(81)	(5,929)	(6,507)	(1,187)	(132)
Less transfer agent fees reimbursed - class specific	(77)	(77,174)	(19,222)	(11)	(61)
Less fees paid indirectly	—	(277)	(501)	(58)	—
Less expenses reimbursed by advisor	(15,267)	—	—	—	(8,086)
Less expenses reimbursed by an affiliate	—	—	—	—	—

Total expenses after waivers and reimbursement	54,448	3,959,819	3,161,932	3,842,208	193,406

Net investment income	710,503	28,432,146	9,943,266	20,353,212	1,179,348

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	(215,252)	(3,985,944)	6,186,704	6,627,400	519,210
Options written	(7,272)	(2,577,271)	533,272	944,911	17,951
Futures and swaps	175,493	25,967,396	9,623,506	12,821,285	(483,541)
Foreign currency transactions	(24,524)	(387,768)	839	(382,867)	—

	(71,555)	19,016,413	16,344,321	20,010,729	53,620

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	(944,486)	(16,341,608)	7,762,195	618,746	(833,451)
Investments - affiliated	(66,117)	(583,601)	(3,031)	—	(1,032)
Mortgage pass-throughs TBA sale commitments	—	9,013	(1,299,340)	(1,990,207)	(8,857)
Options written	3,679	(1,077,261)	(1,452,823)	(2,717,882)	5,468
Futures and swaps	(114,822)	(12,786,602)	(752,695)	807,453	880,489
Foreign currency transactions	33,882	594,923	327,805	578,673	—

	(1,087,864)	(30,185,136)	4,582,111	(2,703,217)	42,617

Net realized and unrealized gain (loss)	(1,159,419)	(11,168,723)	20,926,432	17,307,512	96,237

Net Increase (Decrease) in Net Assets Resulting from Operations	$(448,916)	$17,263,423	$30,869,698	$37,660,724	$1,275,585

1	Commencement of operations on October 19, 2007.

See Notes to Financial Statements.

134	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Operations (concluded)

Total Return Portfolio II	Government Income Portfolio	Inflation Protected Bond Portfolio	GNMA Portfolio	Managed Income Portfolio	International Bond Portfolio	High Yield Bond Portfolio
$99,835,756	$54,130,826	$3,350,242	$7,594,508	$22,839,744	$10,790,087	$74,600,390
—	—	—	—	—	—	4,596
1,142,146	360,851	33,343	49,072	317,675	234,207	1,518,751
641,875	724,649	197	1,386	55,936	44,321	12,602

101,619,777	55,216,326	3,383,782	7,644,966	23,213,355	11,068,615	76,136,339

7,208,004	3,935,446	282,193	765,597	1,903,492	1,496,620	4,063,111
143,797	81,151	20,703	27,942	48,498	36,645	98,399
284,847	396,182	19,587	49,645	93,267	62,715	73,176
945,788	525,443	52,911	104,400	272,454	201,873	541,047
51,144	53,314	23,016	17,564	19,136	29,633	64,171
93,090	49,629	9,138	12,320	23,739	17,690	51,130
270,390	184,415	17,387	34,791	94,837	68,059	207,012
233,434	136,414	8,417	16,514	46,499	54,442	156,070
724,766	2,147,869	45,561	137,759	67,224	249,177	1,158,621
514,938	1,711,995	118,907	64,235	321,074	300,767	1,271,700
417,509	1,202,260	221,798	103,520	22,835	205,526	770,403
107,340	75,375	6,874	8,921	34,903	24,899	70,092

10,995,047	10,499,493	826,492	1,343,208	2,947,958	2,748,046	8,524,932
12,448,570	9,257,836	61,464	183,382	2,261,337	5,501	331,517
—	193,256	—	—	—	—	—
23,443,617	19,950,585	887,956	1,526,590	5,209,295	2,753,547	8,856,449

(2,725,669)	(1,559,283)	(224,654)	(381,740)	(737)	—	(455,229)
—	—	(97)	—	—	—	—
(128,458)	(80,531)	(3,130)	(20,683)	(57,823)	(5,882)	(131,093)
(7,014)	(5,672)	(379)	(10,248)	(558)	(3,116)	(121,828)
(14,923)	(255,085)	(763)	(73,013)	(1,351)	(49)	(207,899)
(375)	(509)	(52)	(317)	(25)	(514)	(2,652)
—	—	—	—	—	—	—
—	(193,256)	—	—	—	—	—

20,567,178	17,856,249	658,881	1,040,589	5,148,801	2,743,986	7,937,748

81,052,599	37,360,077	2,724,901	6,604,377	18,064,554	8,324,629	68,198,591

47,030,424	99,356,988	1,657,417	4,660,891	12,107,808	562,686	(33,035,559)
3,310,646	—	399,577	—	792,475	447,850	245,450
(8,871,363)	(7,334,876)	1,784,935	1,814,420	638,361	(8,761,459)	(486,082)
7,343,739	—	46,252	—	1,717,460	34,968,796	(427,766)

48,813,446	92,022,112	3,888,181	6,475,311	15,256,104	27,217,873	(33,703,957)

(21,073,620)	36,387,742	8,375,980	7,823,423	(2,433,065)	19,776,192	(125,372,446)
(1,160,334)	(4,249,959)	—	(25)	(157,582)	(214,877)	—
(12,446,283)	(24,560,043)	—	(1,662,742)	(1,817,775)	11,484	—
(10,926,305)	(2,177,881)	(402,945)	(173,053)	(1,931,851)	(787,359)	—
(6,471,372)	(11,967,449)	(306,439)	(126,052)	(3,989,983)	3,092,728	(854,866)
(2,534,593)	—	(22,763)	—	(464,361)	4,605,208	(2,567,888)

(54,612,507)	(6,567,590)	7,643,833	5,861,551	(10,794,617)	26,483,376	(128,795,200)

(5,799,061)	85,454,522	11,532,014	12,336,862	4,461,487	53,701,249	(162,499,157)

$75,253,538	$122,814,599	$14,256,915	$18,941,239	$22,526,041	$62,025,878	$(94,300,566)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	135

Statements of Changes in Net Assets

	Enhanced Income Portfolio		Low Duration Bond Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Operations
Net investment income	$710,503	$1,922,752	$28,432,146	$50,553,432
Net realized gain (loss)	(71,555)	(397,058)	19,016,413	(380,552)
Net change in unrealized appreciation/depreciation	(1,087,864)	140,086	(30,185,136)	9,429,837

Net increase (decrease) in net assets resulting from operations	(448,916)	1,665,780	17,263,423	59,602,717

Dividends and Distributions to Shareholders from
Net investment income:
BlackRock	(202,517)	(946,570)	(9,164,691)	(22,382,963)
Institutional	(504,857)	(991,003)	(8,430,896)	(8,798,883)
Service	(944)	(1,685)	(5,531,104)	(10,072,670)
Investor A	(2,184)	(3,984)	(1,678,557)	(2,890,889)
Investor A1	—	—	(870,519)	(1,807,012)
Investor B	—	—	(372,595)	(895,446)
Investor B1	—	—	(23,000)	(59,765)
Investor B2	—	—	(217,611)	(575,610)
Investor C	—	—	(676,609)	(1,419,704)
Investor C1	—	—	(180,893)	(393,422)
Investor C2	—	—	(555,915)	(1,183,677)
R	—	—	—	—
Net realized gain:
BlackRock	—	—	—	—
Institutional	—	—	—	—
Service	—	—	—	—
Investor A	—	—	—	—
Investor B	—	—	—	—
Investor C	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(710,502)	(1,943,242)	(27,702,390)	(50,480,041)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	(13,638,105)	(10,434,314)	139,299,579	(51,566,388)

Redemption Fees
Redemption fees	—	—	—	—

Net Assets
Total increase (decrease) in net assets	(14,797,523)	(10,711,776)	128,860,612	(42,445,712)
Beginning of period	39,229,716	49,941,492	1,117,505,356	1,159,951,068

End of period	$24,432,193	$39,229,716	$1,246,365,968	$1,117,505,356

End of period undistributed (distributions in excess of) net investment income	$(14,772)	$(14,773)	$(5,919)	$(735,675)

See Notes to Financial Statements.

136	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Changes in Net Assets (continued)

Intermediate Government Bond Portfolio		Intermediate Bond Portfolio II		Long Duration Bond Portfolio	Total Return Portfolio II
Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Period Ended March 31, 2008 (Unaudited)	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
$9,943,266	$20,615,183	$20,353,212	$41,555,593	$1,179,348	$81,052,599	$144,360,386
16,344,321	781,866	20,010,729	4,693,732	53,620	48,813,446	(14,696,446)
4,582,111	3,271,325	(2,703,217)	836,253	42,617	(54,612,507)	873,134

30,869,698	24,668,374	37,660,724	47,085,578	1,275,585	75,253,538	130,537,074

—	—	(5,900,051)	(18,028,389)	(899,516)	(37,442,418)	(74,995,106)
(4,591,463)	(8,417,443)	(7,143,582)	(13,554,072)	(283,478)	(27,516,988)	(50,001,662)
(23,958)	(63,456)	(5,530,320)	(9,591,362)	—	(1,382,596)	(2,935,493)
(5,102,747)	(10,506,811)	(715,765)	(1,231,991)	(590)	(5,125,517)	(10,572,536)
—	—	—	—	—	—	—
(536,144)	(1,349,607)	(101,807)	(250,021)	—	(528,360)	(1,214,988)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(234,388)	(431,372)	(186,974)	(289,904)	—	(1,470,818)	(2,527,134)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	(1,838)	(809)
—	—	(280,057)	—	—	—	—
—	—	(359,025)	—	—	—	—
—	—	(304,874)	—	—	—	—
—	—	(37,387)	—	—	—	—
—	—	(7,068)	—	—	—	—
—	—	(11,597)	—	—	—	—

(10,488,700)	(20,768,689)	(20,578,507)	(42,945,739)	(1,183,584)	(73,468,535)	(142,247,728)

4,466,438	(54,599,361)	28,459,685	(70,782,971)	81,802,226	(124,754,375)	381,746,075

—	—	20	—	—	—	—

24,847,436	(50,699,676)	45,541,922	(66,643,132)	81,894,227	(122,969,372)	370,035,421
491,329,214	542,028,890	864,491,272	931,134,404	—	3,229,447,616	2,859,412,195

$516,176,650	$491,329,214	$910,033,194	$864,491,272	$81,894,227	$3,106,478,244	$3,229,447,616

$184,924	$730,358	$1,595,092	$820,379	$(4,236)	$2,182,335	$(5,539,101)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	137

Statements of Changes in Net Assets (continued)

	Government Income Portfolio		Inflation Protected Bond Portfolio
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets:
Operations
Net investment income	$37,360,077	$82,475,072	$2,724,901	$3,311,764
Net realized gain (loss)	92,022,112	(55,114,748)	3,888,181	(211,885)
Net change in unrealized appreciation/depreciation	(6,567,590)	(19,898,337)	7,643,833	118,534

Net increase (decrease) in net assets resulting from operations	122,814,599	7,461,987	14,256,915	3,218,413

Dividends and Distributions to Shareholders from
Net investment income:
BlackRock	(249)	(402,179)	(126,597)	(248,091)
Institutional	(6,648,549)	(13,454,580)	(634,531)	(873,131)
Service	(21,273)	(22,326)	(53,761)	(78,746)
Investor A	(21,411,897)	(46,792,803)	(470,046)	(675,600)
Investor B	(452,162)	(1,087,818)	(110,310)	(291,618)
Investor B1	(3,202,608)	(7,540,627)	—	—
Investor C	(775,356)	(1,354,655)	(560,076)	(1,131,907)
Investor C1	(3,835,276)	(7,812,186)	—	—
R	(1,166,382)	(1,601,515)	—	—
Net realized gain:
BlackRock	—	—	(29,060)	(47,940)
Institutional	—	—	(150,776)	(39,744)
Service	—	—	(11,241)	(1,305)
Investor A	—	—	(89,246)	(10,757)
Investor B	—	—	(35,919)	(5,534)
Investor C	—	—	(173,764)	(12,252)

Decrease in net assets resulting from dividends and distributions to shareholders	(37,513,752)	(80,068,689)	(2,445,327)	(3,416,625)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	(167,839,184)	1,342,902,414	145,385,371	44,198,767

Redemption Fees
Redemption fees	—	—	—	—
Net Assets
Total increase (decrease) in net assets	(82,538,337)	1,270,295,712	157,196,959	44,000,555
Beginning of period	1,656,286,683	385,990,971	87,772,719	43,772,164

End of period	$1,573,748,346	$1,656,286,683	$244,969,678	$87,772,719

End of period undistributed (distributions in excess of) net investment income	$3,762,926	$3,916,601	$1,253,938	$484,358

See Notes to Financial Statements.

138	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Changes in Net Assets (concluded)

GNMA Portfolio		Managed Income Portfolio		International Bond Portfolio		High Yield Bond Portfolio
Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
$6,604,377	$8,454,329	$18,064,554	$32,619,210	$8,324,629	$17,503,547	$68,198,591	$119,977,534
6,475,311	(1,649,306)	15,256,104	(428,518)	27,217,873	(4,425,596)	(33,703,957)	20,770,204
5,861,551	742,559	(10,794,617)	(222,870)	26,483,376	31,683,318	(128,795,200)	(28,715,948)

18,941,239	7,547,582	22,526,041	31,967,822	62,025,878	44,761,269	(94,300,566)	112,031,790

(195,580)	(645,112)	—	—	(1,400,486)	(3,364,460)	(13,637,834)	(22,649,359)
(5,689,143)	(6,186,540)	(11,494,449)	(23,674,830)	(3,545,396)	(6,671,430)	(14,897,536)	(15,725,462)
(205,974)	(379,160)	(4,868,496)	(7,389,071)	(951,700)	(1,902,439)	(6,945,935)	(21,200,150)
(374,583)	(732,845)	(457,885)	(907,425)	(1,734,540)	(3,112,421)	(23,954,940)	(38,685,184)
(215,947)	(538,562)	(63,808)	(146,283)	(126,422)	(234,949)	(2,110,331)	(5,048,029)
—	—	—	—	—	—	(2,776,109)	(6,384,032)
(349,156)	(776,928)	(39,380)	(47,708)	(460,512)	(846,719)	(2,423,367)	(4,103,426)
—	—	—	—	—	—	(1,444,476)	(3,137,576)
—	—	—	—	—	—	(316,701)	(340,595)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(7,030,383)	(9,259,147)	(16,924,018)	(32,165,317)	(8,219,056)	(16,132,418)	(68,507,229)	(117,273,813)

112,947,111	5,808,359	(21,163,867)	18,481,751	(20,568,691)	(148,716,943)	50,512,067	547,096,184

—	—	—	—	10,752	16,198	44,246	96,684

124,857,967	4,096,794	(15,561,844)	18,284,256	33,248,883	(120,071,894)	(112,251,482)	541,950,845
179,971,909	175,875,115	756,348,906	738,064,650	534,737,938	654,809,832	1,730,545,212	1,188,594,367

$304,829,876	$179,971,909	$740,787,062	$756,348,906	$567,986,821	$534,737,938	$1,618,293,730	$1,730,545,212

$(614,877)	$(188,871)	$302,354	$(838,182)	$(9,768,634)	$(9,874,207)	$2,080,254	$2,388,892

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	139

Financial Highlights	Enhanced Income Portfolio

	BlackRock
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005	9/30/04[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.79	$9.85	$9.86	$9.94	$10.00

Net investment income[2]	0.24	0.47	0.40	0.29	0.11
Net realized and unrealized gain (loss)	(0.45)	(0.06)	— [3]	(0.08)	(0.05)

Net increase (decrease) from investment operations	(0.21)	0.41	0.40	0.21	0.06

Dividends from net investment income	(0.19)	(0.47)	(0.41)	(0.29)	(0.12)

Net asset value, end of period	$9.39	$9.79	$9.85	$9.86	$9.94

Total Investment Return
Based on net asset value	(1.78)%[4]	4.22%	4.16%	2.15%	0.58%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.30%[5]	0.30%	0.30%	0.30%	0.30%[5]

Total expenses, net of waivers and reimbursement	0.36%[5]	0.31%	0.30%	0.32%	0.30%[5]

Total expenses	0.89%[5]	0.74%	0.69%	0.72%	1.14%[5]

Net investment income	4.88%[5]	4.71%	4.09%	2.94%	1.87%[5]

Supplemental Data
Net assets, end of period (000)	$4,231	$20,165	$18,172	$23,641	$18,677

Portfolio turnover	21%	68%	108%	147%	208%

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005	9/30/04[6]
Per Share Operating Performance
Net asset value, beginning of period	$9.78	$9.85	$9.86	$9.94	$10.00

Net investment income[2]	0.23	0.46	0.40	0.27	0.09
Net realized and unrealized gain (loss)	(0.44)	(0.07)	— [3]	(0.07)	(0.05)

Net increase (decrease) from investment operations	(0.21)	0.39	0.40	0.20	0.04

Dividends from net investment income	(0.19)	(0.46)	(0.41)	(0.28)	(0.10)

Net asset value, end of period	$9.38	$9.78	$9.85	$9.86	$9.94

Total Investment Return
Based on net asset value	(1.79)%[4]	4.09%	4.11%	2.05%	0.40%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.32%[5]	0.33%	0.36%	0.40%	0.40%[5]

Total expenses, net of waivers and reimbursement	0.36%[5]	0.34%	0.36%	0.41%	0.40%[5]

Total expenses	0.94%[5]	0.74%	0.74%	0.83%	1.26%[5]

Net investment income	4.67%[5]	4.67%	4.04%	2.74%	1.77%[5]

Supplemental Data
Net assets, end of period (000)	$19,919	$18,934	$31,696	$32,646	$35,967

Portfolio turnover	21%	68%	108%	147%	208%

See Notes to Financial Statements.

140	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Enhanced Income Portfolio

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005	9/30/04[6]
Per Share Operating Performance
Net asset value, beginning of period	$9.63	$9.70	$9.70	$9.86	$10.00

Net investment income[2]	0.21	0.43	0.37	0.27	0.14
Net realized and unrealized gain (loss)	(0.43)	(0.07)	— [3]	(0.11)	(0.08)

Net increase (decrease) from investment operations	(0.22)	0.36	0.37	0.16	0.06

Dividends from net investment income	(0.18)	(0.43)	(0.37)	(0.32)	(0.20)

Net asset value, end of period	$9.23	$9.63	$9.70	$9.70	$9.86

Total Investment Return
Based on net asset value	(2.03)%[4]	3.74%	3.94%	1.66%	0.61%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.75%[5]	0.74%	0.74%	0.71%	0.71%[5]

Total expenses, net of waivers and reimbursement	0.80%[5]	0.75%	0.74%	0.74%	0.71%[5]

Total expenses	1.56%[5]	1.66%	1.29%	1.09%	1.51%[5]

Net investment income	4.35%[5]	4.34%	3.80%	2.77%	1.46%[5]

Supplemental Data
Net assets, end of period (000)	$42	$43	$21	$49	$—

Portfolio turnover	21%	68%	108%	147%	208%

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005	9/30/04[6]
Per Share Operating Performance
Net asset value, beginning of period	$9.77	$9.84	$9.85	$9.93	$10.00

Net investment income[2]	0.20	0.42	0.35	0.28	0.06
Net realized and unrealized gain (loss)	(0.43)	(0.07)	— [3]	(0.12)	(0.07)

Net increase (decrease) from investment operations	(0.23)	0.35	0.35	0.16	(0.01)

Dividends from net investment income	(0.17)	(0.42)	(0.36)	(0.24)	(0.06)

Net asset value, end of period	$9.37	$9.77	$9.84	$9.85	$9.93

Total Investment Return
Based on net asset value[7]	(2.01)%[4]	3.65%	3.65%	1.62%	(0.12)%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.71%[5]	0.73%	0.79%	0.71%	0.71%[5]

Total expenses, net of waivers and reimbursement	0.75%[5]	0.74%	0.79%	0.74%	0.71%[5]

Total expenses	1.38%[5]	1.24%	3.19%	1.19%	1.61%[5]

Net investment income	4.15%[5]	4.25%	3.72%	2.77%	1.46%[5]

Supplemental Data
Net assets, end of period (000)	$241	$88	$52	$2	$—

Portfolio turnover	21%	68%	108%	147%	208%

1	Commenced operations on March 4, 2004.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Aggregate total investment return.
5	Annualized.
6	Commenced operations on March 19, 2004.
7	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	141

Financial Highlights (continued)	Low Duration Bond Portfolio

	BlackRock
	Six Months Ended March 31, 2008
		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.95	$9.86	$9.92	$10.09	$10.23	$10.25

Net investment income	0.24 [2]	0.44 [2]	0.40 [2]	0.32 [2]	0.23 [2]	0.30
Net realized and unrealized gain (loss)	(0.12)	0.09	(0.05)	(0.17)	(0.12)	0.01

Net increase from investment operations	0.12	0.53	0.35	0.15	0.11	0.31

Dividends and distributions from:
Net investment income	(0.20)	(0.44)	(0.41)	(0.32)	(0.21)	(0.32)
Net realized gain	—	—	—	—	(0.04)	(0.01)

Total dividends and distributions	(0.20)	(0.44)	(0.41)	(0.32)	(0.25)	(0.33)

Redemption fees added to paid-in capital	—	—	—	— [3]	—	—

Net asset value, end of period	$9.87	$9.95	$9.86	$9.92	$10.09	$10.23

Total Investment Return
Based on net asset value	1.55%[4]	5.55%	3.61%	1.49%[5]	1.18%	2.98%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.40%[6]	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses, net of waivers and reimbursement	0.44%[6]	0.40%	0.41%	0.40%	0.40%	0.40%

Total expenses	0.69%[6]	0.66%	0.68%	0.68%	0.65%	0.67%

Net investment income	4.79%[6]	4.50%	4.02%	3.22%	2.25%	2.31%

Supplemental Data
Net assets, end of period (000)	$383,497	$419,426	$540,714	$543,043	$772,355	$625,363

Portfolio turnover	26%	148%	72%	127%	216%	195%

	Institutional
	Six Months Ended March 31, 3008

		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.87	$9.93	$10.09	$10.23	$10.25

Net investment income	0.24 [2]	0.44 [2]	0.38 [2]	0.31 [2]	0.21 [2]	0.26
Net realized and unrealized gain (loss)	(0.13)	0.09	(0.04)	(0.17)	(0.11)	0.03

Net increase from investment operations	0.11	0.53	0.34	0.14	0.10	0.29

Dividends and distributions from:
Net investment income	(0.19)	(0.44)	(0.40)	(0.30)	(0.20)	(0.30)
Net realized gain	—	—	—	—	(0.04)	(0.01)

Total dividends and distributions	(0.19)	(0.44)	(0.40)	(0.30)	(0.24)	(0.31)

Redemption fees added to paid-in capital	—	—	—	— [3]	—	—

Net asset value, end of period	$9.88	$9.96	$9.87	$9.93	$10.09	$10.23

Total Investment Return
Based on net asset value	1.53%[4]	5.50%	3.51%	1.43%[5]	1.03%	2.82%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.44%[6]	0.44%	0.49%	0.55%	0.55%	0.55%

Total expenses, net of waivers and reimbursement	0.48%[6]	0.44%	0.50%	0.55%	0.55%	0.55%

Total expenses	0.75%[6]	0.67%	0.73%	0.80%	0.78%	0.80%

Net investment income	4.74%[6]	4.46%	3.88%	3.07%	2.09%	2.28%

Supplemental Data
Net assets, end of period (000)	$381,540	$223,922	$218,192	$378,712	$477,622	$477,420

Portfolio turnover	26%	148%	72%	127%	216%	195%

See Notes to Financial Statements.

142	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Low Duration Bond Portfolio

	Service
	Six Months Ended March 31, 2008

		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.87	$9.93	$10.09	$10.23	$10.25

Net investment income	0.22 [2]	0.41 [2]	0.35 [2]	0.28 [2]	0.19 [2]	0.24
Net realized and unrealized gain (loss)	(0.13)	0.09	(0.04)	(0.16)	(0.12)	0.02

Net increase from investment operations	0.09	0.50	0.31	0.12	0.07	0.26

Dividends and distributions from:
Net investment income	(0.18)	(0.41)	(0.37)	(0.28)	(0.17)	(0.27)
Net realized gain	—	—	—	—	(0.04)	(0.01)

Total dividends and distributions	(0.18)	(0.41)	(0.37)	(0.28)	(0.21)	(0.28)

Redemption fees added to paid-in capital	—	—	—	— [3]	—	—

Net asset value, end of period	$9.87	$9.96	$9.87	$9.93	$10.09	$10.23

Total Investment Return
Based on net asset value	1.25%[4]	5.17%	3.19%	1.17%[5]	0.73%	2.52%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.78%[6]	0.76%	0.81%	0.81%	0.84%	0.85%

Total expenses, net of waivers and reimbursement	0.82%[6]	0.76%	0.82%	0.81%	0.84%	0.85%

Total expenses	1.04%[6]	0.99%	1.04%	1.05%	1.07%	1.10%

Net investment income	4.41%[6]	4.14%	3.59%	2.82%	1.83%	1.94%

Supplemental Data
Net assets, end of period (000)	$257,025	$251,037	$246,965	$377,470	$345,733	$248,426

Portfolio turnover	26%	148%	72%	127%	216%	195%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Redemption fees added to paid-in capital are less than $0.01 per share.
4	Aggregate total investment return.
5	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	143

Financial Highlights (continued)	Low Duration Bond Portfolio

	Investor A						Investor A1
	Six Months Ended March 31, 2008	Year Ended September 30,					Six Months Ended March 31, 2008	Period Ended
	(Unaudited)	2007	2006	2005	2004	2003[1]	(Unaudited)	9/30/07[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.87	$9.93	$10.10	$10.24	$10.26	$9.96	$9.88

Net investment income	0.22 [3]	0.41 [3]	0.35 [3]	0.28 [3]	0.18 [3]	0.21	0.23 [3]	0.42 [3]
Net realized and unrealized gain (loss)	(0.12)	0.09	(0.04)	(0.17)	(0.12)	0.04	(0.12)	0.08

Net increase from investment operations	0.10	0.50	0.31	0.11	0.06	0.25	0.11	0.50

Dividends and distributions from:
Net investment income	(0.18)	(0.41)	(0.37)	(0.28)	(0.16)	(0.26)	(0.19)	(0.42)
Net realized gain	—	—	—	—	(0.04)	(0.01)	—	—

Total dividends and distributions	(0.18)	(0.41)	(0.37)	(0.28)	(0.20)	(0.27)	(0.19)	(0.42)

Redemption fees added to paid-in capital	—	—	—	— [4]	—	—	—	—

Net asset value, end of period	$9.88	$9.96	$9.87	$9.93	$10.10	$10.24	$9.88	$9.96

Total Investment Return
Based on net asset value[5]	1.34%[6]	5.15%	3.18%	1.07%[7]	0.69%	2.47%	1.44%[6]	5.18%[6]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.80%[8]	0.78%	0.81%	0.81%	0.88%	0.90%	0.62%[8]	0.62%[8]

Total expenses, net of waivers and reimbursement	0.84%[8]	0.78%	0.82%	0.81%	0.88%	0.90%	0.66%[8]	0.62%[8]

Total expenses	1.07%[8]	1.06%	1.19%	1.15%	1.27%	1.20%	0.94%[8]	0.91%[8]

Net investment income (loss)	4.38%[8]	4.14%	3.58%	2.81%	1.74%	1.91%	4.57%[8]	4.28%[8]

Supplemental Data
Net assets, end of period (000)	$83,201	$72,651	$72,077	$75,652	$87,317	$102,047	$37,815	$39,579

Portfolio turnover	26%	148%	72%	127%	216%	195%	26%	148%

See Notes to Financial Statements.

144	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Low Duration Bond Portfolio

	Investor B						Investor B1		Investor B2
	Six Months Ended March 31, 2008	Year Ended September 30,					Six Months Ended March 31, 2008	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008	Period Ended 9/30/07[1]
	(Unaudited)	2007	2006	2005	2004	2003[2]	(Unaudited)		(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.87	$9.93	$10.09	$10.23	$10.25	$9.95	$9.87	$9.95	$9.87

Net investment income	0.18 [3]	0.34 [3]	0.28 [3]	0.21 [3]	0.10 [3]	0.15	0.20 [3]	0.36 [3]	0.21 [3]	0.40 [3]
Net realized and unrealized gain (loss)	(0.11)	0.09	(0.05)	(0.17)	(0.11)	0.03	(0.12)	0.07	(0.12)	0.08

Net increase (decrease) from investment operations	0.07	0.43	0.23	0.04	(0.01)	0.18	0.08	0.43	0.09	0.48

Dividends and distributions from:
Net investment income	(0.15)	(0.34)	(0.29)	(0.20)	(0.09)	(0.19)	(0.16)	(0.35)	(0.17)	(0.40)
Net realized gain	—	—	—	—	(0.04)	(0.01)	—	—	—	—

Total dividends and distributions	(0.15)	(0.34)	(0.29)	(0.20)	(0.13)	(0.20)	(0.16)	(0.35)	(0.17)	(0.40)

Redemption fees added to paid-in capital	—	—	—	— [4]	—	—	—	—	—	—

Net asset value, end of period	$9.88	$9.96	$9.87	$9.93	$10.09	$10.23	$9.87	$9.95	$9.87	$9.95

Total Investment Return
Based on net asset value[5]	0.97%[6]	4.41%	2.41%	0.41%[7]	(0.06)%	1.70%	1.10%[6]	4.49%[6]	1.28%[6]	4.93%[6]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.56%[8]	1.49%	1.56%	1.56%	1.63%	1.65%	1.29%[8]	1.29%[8]	0.94%[8]	0.86%[8]

Total expenses, net of waivers and reimbursement	1.59%[8]	1.49%	1.57%	1.56%	1.63%	1.65%	1.33%[8]	1.29%[8]	0.97%[8]	0.86%[8]

Total expenses	1.86%[8]	1.78%	1.86%	1.81%	1.92%	1.95%	1.67%[8]	1.70%[8]	1.31%[8]	1.33%[8]

Net investment income	3.65%[8]	3.42%	2.83%	2.06%	1.00%	1.17%	3.93%[8]	3.62%[8]	4.26%[8]	4.04%[8]

Supplemental Data
Net assets, end of period (000)	$19,633	$22,288	$31,938	$45,942	$66,253	$83,937	$1,086	$1,435	$9,203	$11,538

Portfolio turnover	26%	148%	72%	127%	216%	195%	26%	148%	26%	148%

1	Commenced operations on October 2, 2006.
2	Audited by other auditors.
3	Based on average shares outstanding.
4	Redemption fees added to paid-in capital are less than $0.01 per share.
5	Total investment returns exclude the effects of sales charges.
6	Aggregate total investment return.
7	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
8	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	145

Financial Highlights (continued)	Low Duration Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.95	$9.87	$9.93	$10.09	$10.23	$10.25

Net investment income	0.18 [2]	0.34 [2]	0.28 [2]	0.21 [2]	0.10 [2]	0.15 [3]
Net realized and unrealized gain (loss)	(0.11)	0.08	(0.05)	(0.17)	(0.11)	0.03 [3]

Net increase (decrease) from investment operations	0.07	0.42	0.23	0.04	(0.01)	0.18

Dividends and distributions from:
Net investment income	(0.15)	(0.34)	(0.29)	(0.20)	(0.09)	(0.19)
Net realized gain	—	—	—	— [4]	(0.04)	(0.01)

Total dividends and distributions	(0.15)	(0.34)	(0.29)	(0.20)	(0.13)	(0.20)

Redemption fees added to paid-in capital	—	—	—	—	—	—

Net asset value, end of period	$9.87	$9.95	$9.87	$9.93	$10.09	$10.23

Total Investment Return
Based on net asset value[5]	0.97%[6]	4.30%	2.42%	0.41%[7]	(0.06)%	1.70%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.55%[8]	1.49%	1.56%	1.57%	1.63%	1.65%

Total expenses, net of waivers and reimbursement	1.58%[8]	1.49%	1.57%	1.57%	1.63%	1.65%

Total expenses	1.81%[8]	1.75%	1.84%	1.81%	1.93%	1.95%

Net investment income	3.65%[8]	3.42%	2.84%	2.06%	0.98%	1.16%[3]

Supplemental Data
Net assets, end of period (000)	$38,780	$38,222	$50,065	$72,085	$124,548	$198,234

Portfolio turnover	26%	148%	72%	127%	216%	195%

See Notes to Financial Statements.

146	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Low Duration Bond Portfolio

	Investor C1		Investor C2
	Six Months Ended March 31, 2008	Period Ended 9/30/07[9]	Six Months Ended March 31, 2008	Period Ended 9/30/07[9]
	(Unaudited)		(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.87	$9.95 [2]	$9.87

Net investment income[2]	0.19	0.35	0.21	0.39
Net realized and unrealized gain (loss)	(0.12)	0.09	(0.12)	0.08

Net increase (decrease) from investment operations	0.07	0.44	0.09	0.47

Dividends and distributions from:
Net investment income	(0.16)	(0.35)	(0.17)	(0.39)
Net realized gain	—	—	—	—

Total dividends and distributions	(0.16)	(0.35)	(0.17)	(0.39)

Redemption fees added to paid-in capital	—	—	—	—

Net asset value, end of period	$9.87	$9.96	$9.87	$9.95

Total Investment Return
Based on net asset value[5]	1.09%	4.57%	1.29%	4.88%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense[8]	1.31%	1.33%	0.92%	0.91%

Total expenses, net of waivers and reimbursement[8]	1.35%	1.33%	0.96%	0.91%

Total expenses[8]	1.57%	1.55%	1.18%	1.17%

Net investment income (loss)[8]	3.89%	3.58%	4.28%	4.00%

Supplemental Data
Net assets, end of period (000)	$9,003	$9,833	$25,582	$27,574

Portfolio turnover	26%	148%	26%	148%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	As discussed in our prior year financial statements, certain prior year amounts were reclassified to conform to new presentation guidelines.
4	Redemption fees added to paid-in capital are less than $0.01 per share.
5	Total investment returns exclude the effects of sales charges.
6	Aggregate total investment return.
7	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
8	Annualized.
9	Commenced operations on October 2, 2006.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	147

Financial Highlights (continued)	Intermediate Government Bond Portfolio

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.23	$10.15	$10.20	$10.45	$10.63	$10.82

Net investment income	0.22 [2]	0.45 [2]	0.42 [2]	0.39 [2]	0.38 [2]	0.48
Net realized and unrealized gain (loss)	0.41	0.08	(0.07)	(0.25)	(0.17)	(0.15)

Net increase from investment operations	0.63	0.53	0.35	0.14	0.21	0.33

Dividends and distributions from:
Net investment income	(0.20)	(0.45)	(0.40)	(0.26)	(0.39)	(0.52)
Tax return of capital	—	—	—	(0.08)	—	—
Net realized gain	—	—	—	(0.05)	—	—

Total dividends and distributions	(0.20)	(0.45)	(0.40)	(0.39)	(0.39)	(0.52)

Net asset value, end of period	$10.66	$10.23	$10.15	$10.20	$10.45	$10.63

Total Investment Return
Based on net asset value	6.56%[3]	5.34%	3.48%	1.38%	2.01%	3.09%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses, net of waivers and reimbursement	0.95%[4]	0.63%	0.60%	0.60%	0.60%	0.60%

Total expenses	1.04%[4]	0.72%	0.77%	0.89%	0.84%	0.85%

Net investment income	4.29%[4]	4.40%	4.14%	3.78%	3.62%	4.51%

Supplemental Data
Net assets, end of period (000)	$216,884	$195,658	$190,154	$214,980	$236,212	$230,609

Portfolio turnover	71%	57%	92%	194%	200%	143%

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.22	$10.14	$10.19	$10.44	$10.62	$10.81

Net investment income	0.21 [2]	0.42 [2]	0.39 [2]	0.36 [2]	0.35 [2]	0.45
Net realized and unrealized gain (loss)	0.40	0.08	(0.07)	(0.25)	(0.17)	(0.16)

Net increase from investment operations	0.61	0.50	0.32	0.11	0.18	0.29

Dividends and distributions from:
Net investment income	(0.18)	(0.42)	(0.37)	(0.24)	(0.36)	(0.48)
Tax return of capital	—	—	—	(0.07)	—	—
Net realized gain	—	—	—	(0.05)	—	—

Total dividends and distributions	(0.18)	(0.42)	(0.37)	(0.36)	(0.36)	(0.48)

Net asset value, end of period	$10.65	$10.22	$10.14	$10.19	$10.44	$10.62

Total Investment Return
Based on net asset value	6.41%[3]	5.03%	3.18%	1.08%	1.71%	2.79%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.90%[4]	0.90%	0.90%	0.90%	0.86%	0.90%

Total expenses, net of waivers and reimbursement	1.25%[4]	0.93%	0.90%	0.90%	0.86%	0.90%

Total expenses	1.32%[4]	1.06%	1.10%	1.14%	1.08%	1.15%

Net investment income	3.99%[4]	4.09%	3.86%	3.48%	3.38%	4.22%

Supplemental Data
Net assets, end of period (000)	$1,225	$1,134	$831	$842	$1,235	$1,447

Portfolio turnover	71%	57%	92%	194%	200%	143%

See Notes to Financial Statements.

148	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Intermediate Government Bond Portfolio

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.25	$10.17	$10.23	$10.47	$10.65	$10.84

Net investment income	0.20 [2]	0.40 [2]	0.38 [2]	0.35 [2]	0.33 [2]	0.44
Net realized and unrealized gain (loss)	0.41	0.09	(0.09)	(0.24)	(0.17)	(0.16)

Net increase from investment operations	0.61	0.49	0.29	0.11	0.16	0.28

Dividends and distributions from:
Net investment income	(0.18)	(0.41)	(0.35)	(0.23)	(0.34)	(0.47)
Tax return of capital	—	—	—	(0.07)	—	—
Net realized gain	—	—	—	(0.05)	—	—

Total dividends and distributions	(0.18)	(0.41)	(0.35)	(0.35)	(0.34)	(0.47)

Net asset value, end of period	$10.68	$10.25	$10.17	$10.23	$10.47	$10.65

Total Investment Return
Based on net asset value[5]	6.34%[3]	4.88%	2.96%	1.07%	1.54%	2.60%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.00%[4]	1.04%	1.00%	0.99%	1.05%	1.07%

Total expenses, net of waivers and reimbursement	1.35%[4]	1.07%	1.00%	0.99%	1.05%	1.07%

Total expenses	1.40%[4]	1.11%	1.19%	1.25%	1.33%	1.32%

Net investment income	3.88%[4]	3.95%	3.74%	3.43%	3.17%	3.99%

Supplemental Data
Net assets, end of period (000)	$253,221	$246,273	$285,303	$345,132	$43,500	$54,693

Portfolio turnover	71%	57%	92%	194%	200%	143%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Annualized.
5	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	149

Financial Highlights (continued)	Intermediate Government
Bond Portfolio

	Investor B
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.23	$10.15	$10.20	$10.45	$10.62	$10.82

Net investment income	0.16 [2]	0.32 [2]	0.30 [2]	0.27 [2]	0.25 [2]	0.34
Net realized and unrealized gain (loss)	0.41	0.09	(0.07)	(0.24)	(0.16)	(0.15)

Net increase from investment operations	0.57	0.41	0.23	0.03	0.09	0.19

Dividends and distributions from:
Net investment income	(0.14)	(0.33)	(0.28)	(0.18)	(0.26)	(0.39)
Tax return of capital	—	—	—	(0.05)	—	—
Net realized gain	—	—	—	(0.05)	—	—

Total dividends and distributions	(0.14)	(0.33)	(0.28)	(0.28)	(0.26)	(0.39)

Net asset value, end of period	$10.66	$10.23	$10.15	$10.20	$10.45	$10.62

Total Investment Return
Based on net asset value[3]	5.93%[4]	4.08%	2.26%	0.22%	0.88%	1.75%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.82%[5]	1.81%	1.79%	1.75%	1.80%	1.82%

Total expenses, net of waivers and reimbursement	2.16%[5]	1.84%	1.79%	1.75%	1.80%	1.82%

Total expenses	2.29%[5]	1.97%	1.91%	1.90%	1.98%	2.06%

Net investment income	3.08%[5]	3.19%	2.95%	2.69%	2.43%	3.22%

Supplemental Data
Net assets, end of period (000)	$29,562	$35,150	$51,314	$75,182	$10,533	$12,312

Portfolio turnover	71%	57%	92%	194%	200%	143%

See Notes to Financial Statements.

150	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Intermediate Government
Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.24	$10.15	$10.21	$10.46	$10.63	$10.83

Net investment income	0.16 [2]	0.32 [2]	0.30 [2]	0.27 [2]	0.26 [2]	0.34
Net realized and unrealized gain (loss)	0.40	0.10	(0.08)	(0.24)	(0.17)	(0.15)

Net increase from investment operations	0.56	0.42	0.22	0.03	0.09	0.19

Dividends and distributions from:
Net investment income	(0.14)	(0.33)	(0.28)	(0.18)	(0.26)	(0.39)
Tax return of capital	—	—	—	(0.05)	—	—
Net realized gain	—	—	—	(0.05)	—	—

Total dividends and distributions	(0.14)	(0.33)	(0.28)	(0.28)	(0.26)	(0.39)

Net asset value, end of period	$10.66	$10.24	$10.15	$10.21	$10.46	$10.63

Total Investment Return
Based on net asset value[3]	5.83%[4]	4.18%	2.16%	0.22%	0.88%	1.75%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.79%[5]	1.81%	1.79%	1.75%	1.80%	1.82%

Total expenses, net of waivers and reimbursement	2.15%[5]	1.84%	1.79%	1.75%	1.80%	1.82%

Total expenses	2.20%[5]	1.90%	1.90%	1.90%	1.98%	2.06%

Net investment income	3.09%[5]	3.19%	2.96%	2.66%	2.45%	3.13%

Supplemental Data
Net assets, end of period (000)	$15,285	$13,114	$14,426	$20,154	$14,194	$18,028

Portfolio turnover	71%	57%	92%	194%	200%	143%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	151

Financial Highlights (continued)	Intermediate Bond Portfolio II

	BlackRock
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.28	$9.24	$9.32	$9.57	$9.89	$9.81

Net investment income	0.23 [2]	0.42 [2]	0.39 [2]	0.35 [2]	0.35 [2]	0.49
Net realized and unrealized gain (loss)	0.15	0.06	(0.07)	(0.20)	(0.09)	0.13

Net increase from investment operations	0.38	0.48	0.32	0.15	0.26	0.62

Dividends and distributions from:
Net investment income	(0.18)	(0.44)	(0.40)	(0.32)	(0.36)	(0.52)
Net realized gain	(0.01)	—	—	(0.08)	(0.22)	(0.02)

Total dividends and distributions	(0.19)	(0.44)	(0.40)	(0.40)	(0.58)	(0.54)

Redemption fees added to paid-in capital	—	—	— [3]	—	—	—

Net asset value, end of period	$9.47	$9.28	$9.24	$9.32	$9.57	$9.89

Total Investment Return
Based on net asset value	4.53%[4]	5.33%	3.54%[5]	1.61%	2.72%	6.56%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.45%[6]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses, net of waivers and reimbursement	0.71%[6]	0.47%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.93%[6]	0.68%	0.67%	0.70%	0.69%	0.69%

Net investment income	4.77%[6]	4.59%	4.20%	3.75%	3.67%	4.92%

Supplemental Data
Net assets, end of period (000)	$258,656	$262,145	$397,585	$435,529	$444,821	$392,112

Portfolio turnover	74%	101%	113%	194%	216%	220%

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.28	$9.24	$9.32	$9.57	$9.89	$9.81

Net investment income	0.22 [2]	0.42 [2]	0.38 [2]	0.34 [2]	0.34 [2]	0.47
Net realized and unrealized gain (loss)	0.16	0.06	(0.07)	(0.20)	(0.10)	0.14

Net increase from investment operations	0.38	0.48	0.31	0.14	0.24	0.61

Dividends and distributions from:
Net investment income	(0.18)	(0.44)	(0.39)	(0.31)	(0.34)	(0.51)
Net realized gain	(0.01)	—	—	(0.08)	(0.22)	(0.02)

Total dividends and distributions	(0.19)	(0.44)	(0.39)	(0.39)	(0.56)	(0.53)

Redemption fees added to paid-in capital	—	—	— [3]	—	—	—

Net asset value, end of period	$9.47	$9.28	$9.24	$9.32	$9.57	$9.89

Total Investment Return
Based on net asset value	4.52%[4]	5.29%	3.45%[5]	1.46%	2.57%	6.40%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.48%[6]	0.48%	0.53%	0.60%	0.60%	0.60%

Total expenses, net of waivers and reimbursement	0.74%[6]	0.50%	0.53%	0.60%	0.60%	0.61%

Total expenses	0.93%[6]	0.69%	0.72%	0.83%	0.81%	0.84%

Net investment income	4.74%[6]	4.57%	4.12%	3.60%	3.53%	4.81%

Supplemental Data
Net assets, end of period (000)	$331,230	$300,377	$305,384	$316,522	$332,460	$371,079

Portfolio turnover	74%	101%	113%	194%	216%	220%

See Notes to Financial Statements.

152	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Intermediate Bond Portfolio II

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.28	$9.24	$9.33	$9.57	$9.89	$9.81

Net investment income	0.21 [2]	0.39 [2]	0.35 [2]	0.31 [2]	0.31 [2]	0.44
Net realized and unrealized gain (loss)	0.15	0.06	(0.08)	(0.19)	(0.10)	0.14

Net increase from investment operations	0.36	0.45	0.27	0.12	0.21	0.58

Dividends and distributions from:
Net investment income	(0.16)	(0.41)	(0.36)	(0.28)	(0.31)	(0.48)
Net realized gain	(0.01)	—	—	(0.08)	(0.22)	(0.02)

Total dividends and distributions	(0.17)	(0.41)	(0.36)	(0.36)	(0.53)	(0.50)

Redemption fees added to paid-in capital	—	—	— [3]	—	—	—

Net asset value, end of period	$9.47	$9.28	$9.24	$9.33	$9.57	$9.89

Total Investment Return
Based on net asset value	4.34%[4]	4.94%	2.98%[5]	1.30%	2.26%	6.08%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.82%[6]	0.80%	0.88%	0.86%	0.89%	0.89%

Total expenses, net of waivers and reimbursement	1.09%[6]	0.82%	0.88%	0.86%	0.89%	0.89%

Total expenses	1.27%[6]	1.00%	1.11%	1.08%	1.10%	1.11%

Net investment income	4.40%[6]	4.27%	3.80%	3.34%	3.23%	4.44%

Supplemental Data
Net assets, end of period (000)	$259,857	$257,580	$184,276	$94,557	$84,013	$56,632

Portfolio turnover	74%	101%	113%	194%	216%	220%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Redemption fees added to paid-in capital are less than $0.01 per share.
4	Aggregate total investment return.
5	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	153

Financial Highlights (continued)	Intermediate Bond Portfolio II

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.28	$9.24	$9.32	$9.57	$9.88	$9.81

Net investment income	0.21 [2]	0.39 [2]	0.35 [2]	0.32 [2]	0.31 [2]	0.43
Net realized and unrealized gain (loss)	0.15	0.06	(0.07)	(0.20)	(0.09)	0.14

Net increase from investment operations	0.36	0.45	0.28	0.12	0.22	0.57

Dividends and distributions from:
Net investment income	(0.16)	(0.41)	(0.36)	(0.29)	(0.31)	(0.48)
Net realized gain	(0.01)	—	—	(0.08)	(0.22)	(0.02)

Total dividends and distributions	(0.17)	(0.41)	(0.36)	(0.37)	(0.53)	(0.50)

Redemption fees added to paid-in capital	—	—	— [3]	—	—	—

Net asset value, end of period	$9.47	$9.28	$9.24	$9.32	$9.57	$9.88

Total Investment Return
Based on net asset value[4]	4.34%[5]	4.95%	3.09%[6]	1.20%	2.33%	5.92%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.82%[7]	0.80%	0.89%	0.86%	0.93%	0.94%

Total expenses, net of waivers and reimbursement	1.08%[7]	0.82%	0.89%	0.86%	0.93%	0.94%

Total expenses	1.27%[7]	1.00%	1.18%	1.18%	1.29%	1.21%

Net investment income	4.40%[7]	4.26%	3.76%	3.34%	3.20%	4.46%

Supplemental Data
Net assets, end of period (000)	$40,139	$29,328	$27,545	$31,272	$33,977	$38,547

Portfolio turnover	74%	101%	113%	194%	216%	220%

	Investor B
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.28	$9.24	$9.32	$9.57	$9.89	$9.81

Net investment income	0.17 [2]	0.31 [2]	0.27 [2]	0.24 [2]	0.23 [2]	0.36
Net realized and unrealized gain (loss)	0.16	0.06	(0.06)	(0.20)	(0.09)	0.14

Net increase from investment operations	0.33	0.37	0.21	0.04	0.14	0.50

Dividends and distributions from:
Net investment income	(0.13)	(0.33)	(0.29)	(0.21)	(0.24)	(0.40)
Net realized gain	(0.01)	—	—	(0.08)	(0.22)	(0.02)

Total dividends and distributions	(0.14)	(0.33)	(0.29)	(0.29)	(0.46)	(0.42)

Redemption fees added to paid-in capital	—	—	— [3]	—	—	—

Net asset value, end of period	$9.47	$9.28	$9.24	$9.32	$9.57	$9.89

Total Investment Return
Based on net asset value[4]	3.90%[5]	4.07%	2.29%[6]	0.44%	1.46%	5.24%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.67%[7]	1.65%	1.67%	1.61%	1.68%	1.69%

Total expenses, net of waivers and reimbursement	1.94%[7]	1.67%	1.67%	1.61%	1.68%	1.69%

Total expenses	2.14%[7]	1.88%	1.88%	1.83%	1.94%	1.96%

Net investment income	3.57%[7]	3.40%	2.97%	2.59%	2.45%	3.67%

Supplemental Data
Net assets, end of period (000)	$5,788	$6,134	$7,937	$10,594	$14,106	$12,850

Portfolio turnover	74%	101%	113%	194%	216%	220%

See Notes to Financial Statements.

154	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Intermediate Bond Portfolio II

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.29	$9.25	$9.33	$9.57	$9.89	$9.82

Net investment income	0.17 [2]	0.32 [2]	0.28 [2]	0.25 [2]	0.23 [2]	0.35
Net realized and unrealized gain (loss)	0.15	0.05	(0.07)	(0.20)	(0.09)	0.14

Net increase from investment operations	0.32	0.37	0.21	0.05	0.14	0.49

Dividends and distributions from:
Net investment income	(0.13)	(0.33)	(0.29)	(0.21)	(0.24)	(0.40)
Net realized gain	(0.01)	—	—	(0.08)	(0.22)	(0.02)

Total dividends and distributions	(0.14)	(0.33)	(0.29)	(0.29)	(0.46)	(0.42)

Redemption fees added to paid-in capital	—	—	— [3]	—	—	—

Net asset value, end of period	$9.47	$9.29	$9.25	$9.33	$9.57	$9.89

Total Investment Return
Based on net asset value[4]	3.82%[5]	4.07%	2.33%[6]	0.54%	1.46%	5.13%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.60%[7]	1.64%	1.62%	1.61%	1.67%	1.68%

Total expenses, net of waivers and reimbursement	1.86%[7]	1.66%	1.62%	1.61%	1.67%	1.68%

Total expenses	2.05%[7]	1.85%	1.82%	1.83%	1.93%	1.95%

Net investment income	3.60%[7]	3.42%	3.02%	2.59%	2.45%	3.51%

Supplemental Data
Net assets, end of period (000)	$14,363	$8,927	$8,408	$9,204	$14,334	$13,046

Portfolio turnover	74%	101%	113%	194%	216%	220%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Redemption fees added to paid-in capital are less than $0.01 per share.
4	Total investment returns exclude the effects of sales charges.
5	Aggregate total investment return.
6	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
7	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	155

Financial Highlights (continued)	Long Duration Bond Portfolio

	BlackRock	Institutional	Investor A
	Period[1] Ended March 31, 2008 (Unaudited)	Period[1] Ended March 31, 2008 (Unaudited)	Period[1] Ended March 31, 2008 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.22	0.21	0.21
Net realized and unrealized loss	(0.08)	(0.07)	(0.08)

Net increase from investment operations	0.14	0.14	0.13

Dividends from net investment income	(0.18)	(0.18)	(0.17)

Net asset value, end of period	$9.96	$9.96	$9.96

Total Investment Return
Based on net asset value[3]	1.80%	1.79%	1.66%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense[5]	0.40%	0.42%	0.74%

Total expenses, net of waivers and reimbursement[5]	0.85%	0.65%	1.10%

Total expenses[5]	1.40%	1.15%	1.63%

Net investment income[5]	4.95%	4.76%	4.55%

Supplemental Data
Net assets, end of period (000)	$60,045	$21,778	$71

Portfolio turnover	88%	88%	88%

1	Commenced operations on October 19, 2007.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Total investment returns exclude the effects of sales charges.
5	Annualized.

See Notes to Financial Statements.

156	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Total Return Portfolio II

	BlackRock
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.51	$9.64	$9.76	$10.03	$10.02

Net investment income	0.25 [2]	0.45 [2]	0.43 [2]	0.40 [2]	0.40 [2]	0.45
Net realized and unrealized gain (loss)	(0.05)	(0.05)	(0.08)	(0.11)	(0.06)	0.16

Net increase from investment operations	0.20	0.40	0.35	0.29	0.34	0.61

Dividends and distributions from:
Net investment income	(0.19)	(0.44)	(0.43)	(0.39)	(0.36)	(0.55)
Net realized gain	—	—	(0.05)	(0.02)	(0.25)	(0.05)

Total dividends and distributions	(0.19)	(0.44)	(0.48)	(0.41)	(0.61)	(0.60)

Net asset value, end of period	$9.48	$9.47	$9.51	$9.64	$9.76	$10.03

Total Investment Return
Based on net asset value	2.50%[3]	4.33%	3.74%	2.96%	3.83%	6.33%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.40%[4]	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses, net of waivers and reimbursement	1.18%[4]	0.44%	0.40%	0.40%	0.40%	0.40%

Total expenses	1.37%[4]	0.63%	0.61%	0.64%	0.63%	0.65%

Net investment income (loss)	5.24%[4]	4.74%	4.51%	4.13%	4.13%	4.52%

Supplemental Data
Net assets, end of period (000)	$1,508,277	$1,613,031	$1,619,004	$1,543,861	$1,400,826	$1,035,461

Portfolio turnover	120%	324%	197%	351%	360%	659%[5]

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Annualized.
5	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 257%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	157

Financial Highlights (continued)	Total Return Portfolio II

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.45	$9.49	$9.62	$9.74	$10.01	$10.00

Net investment income	0.25 [2]	0.44 [2]	0.42 [2]	0.39 [2]	0.39 [2]	0.44
Net realized and unrealized gain (loss)	(0.06)	(0.05)	(0.08)	(0.12)	(0.04)	0.16

Net increase from investment operations	0.19	0.39	0.34	0.27	0.35	0.60

Dividends and distributions from:
Net investment income	(0.18)	(0.43)	(0.42)	(0.37)	(0.37)	(0.54)
Net realized gain	—	—	(0.05)	(0.02)	(0.25)	(0.05)

Total dividends and distributions	(0.18)	(0.43)	(0.47)	(0.39)	(0.62)	(0.59)

Net asset value, end of period	$9.46	$9.45	$9.49	$9.62	$9.74	$10.01

Total Investment Return
Based on net asset value	2.46%[3]	4.26%	3.66%	2.81%	3.68%	6.19%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.49%[4]	0.48%	0.47%	0.55%	0.55%	0.55%

Total expenses, net of waivers and reimbursement	1.28%[4]	0.52%	0.47%	0.55%	0.55%	0.55%

Total expenses	1.45%[4]	0.70%	0.66%	0.77%	0.76%	0.78%

Net investment income	5.15%[4]	4.67%	4.46%	4.00%	3.97%	4.44%

Supplemental Data
Net assets, end of period (000)	$1,183,906	$1,210,031	$773,866	$614,700	$697,687	$907,864

Portfolio turnover	120%	324%	197%	351%	360%	659%[5]

	Service
	Six Months Ended March 31, 2008
		Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.46	$9.49	$9.62	$9.74	$10.01	$9.99

Net investment income	0.23 [2]	0.42 [2]	0.39 [2]	0.36 [2]	0.36 [2]	0.42
Net realized and unrealized gain (loss)	(0.06)	(0.04)	(0.07)	(0.11)	(0.04)	0.16

Net increase from investment operations	0.17	0.38	0.32	0.25	0.32	0.58

Dividends and distributions from:
Net investment income	(0.17)	(0.41)	(0.40)	(0.35)	(0.34)	(0.51)
Net realized gain	—	—	(0.05)	(0.02)	(0.25)	(0.05)

Total dividends and distributions	(0.17)	(0.41)	(0.45)	(0.37)	(0.59)	(0.56)

Net asset value, end of period	$9.46	$9.46	$9.49	$9.62	$9.74	$10.01

Total Investment Return
Based on net asset value	2.18%[3]	4.10%	3.38%	2.54%	3.38%	5.98%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.81%[4]	0.73%	0.76%	0.81%	0.84%	0.85%

Total expenses, net of waivers and reimbursement	1.62%[4]	0.77%	0.76%	0.81%	0.84%	0.85%

Total expenses	1.85%[4]	1.03%	0.95%	1.03%	1.05%	1.08%

Net investment income	4.84%[4]	4.40%	4.16%	3.73%	3.69%	4.09%

Supplemental Data
Net assets, end of period (000)	$67,463	$60,380	$127,902	$158,200	$152,085	$139,499

Portfolio turnover	120%	324%	197%	351%	360%	659%[5]

See Notes to Financial Statements.

158	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Total Return Portfolio II

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.46	$9.50	$9.63	$9.75	$10.01	$10.00

Net investment income	0.23 [2]	0.41 [2]	0.39 [2]	0.36 [2]	0.35 [2]	0.40
Net realized and unrealized gain (loss)	(0.05)	(0.05)	(0.08)	(0.11)	(0.02)	0.16

Net increase from investment operations	0.18	0.36	0.31	0.25	0.33	0.56

Dividends and distributions from:
Net investment income	(0.17)	(0.40)	(0.39)	(0.35)	(0.34)	(0.50)
Net realized gain	—	—	(0.05)	(0.02)	(0.25)	(0.05)

Total dividends and distributions	(0.17)	(0.40)	(0.44)	(0.37)	(0.59)	(0.55)

Net asset value, end of period	$9.47	$9.46	$9.50	$9.63	$9.75	$10.01

Total Investment Return
Based on net asset value[6]	2.30%[3]	3.91%	3.32%	2.54%	3.44%	5.81%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.81%[4]	0.81%	0.81%	0.81%	0.88%	0.90%

Total expenses, net of waivers and reimbursement	1.60%[4]	0.85%	0.81%	0.81%	0.88%	0.90%

Total expenses	1.78%[4]	1.08%	1.11%	1.13%	1.23%	1.25%

Net investment income	4.84%[4]	4.34%	4.11%	3.72%	3.65%	4.01%

Supplemental Data
Net assets, end of period (000)	$230,575	$236,934	$236,621	$214,196	$132,561	$113,190

Portfolio turnover	120%	324%	197%	351%	360%	659%[5]

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Annualized.
5	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 257%.
6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	159

Financial Highlights (continued)	Total Return Portfolio II

	Investor B
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.46	$9.49	$9.62	$9.75	$10.01	$10.00

Net investment income	0.19 [2]	0.34 [2]	0.31 [2]	0.29 [2]	0.28 [2]	0.33
Net realized and unrealized gain (loss)	(0.05)	(0.04)	(0.08)	(0.13)	(0.02)	0.16

Net increase from investment operations	0.14	0.30	0.23	0.16	0.26	0.49

Dividends and distributions from:
Net investment income	(0.14)	(0.33)	(0.31)	(0.27)	(0.27)	(0.43)
Net realized gain	—	—	(0.05)	(0.02)	(0.25)	(0.05)

Total dividends and distributions	(0.14)	(0.33)	(0.36)	(0.29)	(0.52)	(0.48)

Net asset value, end of period	$9.46	$9.46	$9.49	$9.62	$9.75	$10.01

Total Investment Return
Based on net asset value[3]	1.78%[4]	3.21%	2.49%	1.67%	2.66%	5.03%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.62%[5]	1.59%	1.62%	1.56%	1.63%	1.65%

Total expenses, net of waivers and reimbursement	2.41%[5]	1.63%	1.62%	1.56%	1.63%	1.65%

Total expenses	2.58%[5]	1.81%	1.81%	1.78%	1.88%	2.00%

Net investment income	4.04%[5]	3.57%	3.31%	2.97%	2.88%	3.26%

Supplemental Data
Net assets, end of period (000)	$29,129	$30,054	$38,797	$49,389	$56,758	$70,550

Portfolio turnover	120%	324%	197%	351%	360%	659%[6]

See Notes to Financial Statements.

160	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Total Return Portfolio II

	Investor C						R
	Six Months Ended March 31, 2008	Year Ended September 30,					Six Months Ended March 31, 2008	Period Ended
	(Unaudited)	2007	2006	2005	2004	2003[1]	(Unaudited)	9/30/07[7]
Per Share Operating Performance
Net asset value, beginning of period	$9.42	$9.50	$9.63	$9.75	$10.02	$10.01	$9.47	$9.51

Net investment income	0.20 [2]	0.34 [2]	0.31 [2]	0.29 [2]	0.28 [2]	0.33	0.23 [2]	0.38 [2]
Net realized and unrealized gain (loss)	(0.05)	(0.09)	(0.07)	(0.12)	(0.03)	0.16	(0.07)	(0.05)

Net increase from investment operations	0.15	0.25	0.24	0.17	0.25	0.49	0.16	0.33

Dividends and distributions from:
Net investment income	(0.14)	(0.33)	(0.32)	(0.27)	(0.27)	(0.43)	(0.16)	(0.37)
Net realized gain	—	—	(0.05)	(0.02)	(0.25)	(0.05)	—	—

Total dividends and distributions	(0.14)	(0.33)	(0.37)	(0.29)	(0.52)	(0.48)	(0.16)	(0.37)

Net asset value, end of period	$9.43	$9.42	$9.50	$9.63	$9.75	$10.02	$9.47	$9.47

Total Investment Return
Based on net asset value	1.92%[3,4]	2.71%[3]	2.52%[3]	1.77%[3]	2.56%[3]	5.02%[3]	2.05%[3]	3.59%[3]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.56%[5]	1.54%	1.59%	1.56%	1.62%	1.65%	0.98%[5]	1.10%[5]

Total expenses, net of waivers and reimbursement	2.37%[5]	1.58%	1.59%	1.56%	1.62%	1.65%	1.99%[5]	1.14%[5]

Total expenses	2.55%[5]	1.76%	1.78%	1.78%	1.87%	2.00%	2.18%[5]	1.40%[5]

Net investment income	4.10%[5]	3.61%	3.33%	2.93%	2.89%	3.22%	4.67%[5]	4.08%[5]

Supplemental Data
Net assets, end of period (000)	$86,982	$78,995	$63,223	$73,954	$85,717	$81,478	$145	$23

Portfolio turnover	120%	324%	197%	351%	360%	659%[6]	120%	324%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Annualized.
6	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 257%.
7	Commenced operations on October 2, 2006.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	161

Financial Highlights (continued)	Government Income Portfolio

	BlackRock						Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,				Period Ended	Six Months Ended March 31, 2008	Period Ended
	(Unaudited)	2007	2006	2005	2004	9/30/03[1,2]	(Unaudited)	9/30/07[3]
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.75	$10.91	$11.18	$11.34	$11.27	$10.33	$10.73

Net investment income	0.28 [4]	0.55 [4]	0.50 [4]	0.48 [4]	0.47 [4]	0.60 [4]	0.26 [4]	0.53 [4]
Net realized and unrealized gain (loss)	0.51	(0.46)	(0.19)	(0.21)	(0.05)	(0.19)	0.52	(0.42)

Net increase from investment operations	0.79	0.09	0.31	0.27	0.42	0.41	0.78	0.11

Dividends and distributions from:
Net investment income	(0.23)	(0.50)	(0.47)	(0.52)	(0.42)	(0.34)	(0.22)	(0.51)
Tax return of capital	—	—	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	—	(0.16)	—	—	—

Total dividends and distributions	(0.23)	(0.50)	(0.47)	(0.54)	(0.58)	(0.34)	(0.22)	(0.51)

Net asset value, end of period	$10.90	$10.34	$10.75	$10.91	$11.18	$11.34	$10.89	$10.33

Total Investment Return
Based on net asset value	8.15%[5]	1.19%	2.96%	2.43%	3.85%	3.68%[5]	8.02%[5]	1.05%[5]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and excise tax	0.45%[6]	0.45%	0.45%	0.45%	0.44%	0.29%[6]	0.70%[6]	0.67%[6]

Total expenses, net of waivers and reimbursement	1.54%[6]	0.59%	0.45%	0.45%	0.44%	0.29%[6]	1.83%[6]	0.94%[6]

Total expenses	2.25%[6]	0.78%	0.70%	0.77%	0.78%	0.47%[6]	2.14%[6]	1.12%[6]

Net investment income	5.18%[6]	5.13%	4.65%	4.35%	4.25%	2.95%[6]	4.91%[6]	5.00%[6]

Supplemental Data
Net assets, end of period (000)	$18	$6	$9,440	$9,164	$10,899	$3	$212,189	$272,012

Portfolio turnover	2,066%	1,659%	551%	662%	345%	1,981%[7]	2,066%	1,659%

See Notes to Financial Statements.

162	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Government Income Portfolio

	Service						Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,		Period Ended 9/30/05[8]	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006		(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.33	$10.74	$10.90	$11.21	$10.34	$10.75	$10.91	$11.18	$11.33	$11.40

Net investment income	0.26 [4]	0.53 [4]	0.46 [4]	0.40 [4]	0.25 [4]	0.50 [4]	0.45 [4]	0.43 [4]	0.40 [4]	0.34 [4]
Net realized and unrealized gain (loss)	0.52	(0.44)	(0.19)	(0.24)	0.52	(0.42)	(0.19)	(0.21)	(0.03)	0.14

Net increase from investment operations	0.78	0.09	0.27	0.16	0.77	0.08	0.26	0.22	0.37	0.48

Dividends and distributions from:
Net investment income	(0.22)	(0.50)	(0.43)	(0.45)	(0.21)	(0.49)	(0.42)	(0.47)	(0.36)	(0.46)
Tax return of capital	—	—	—	(0.02)	—	—	—	(0.02)	—	—
Net realized gain	—	—	—	—	—	—	—	—	(0.16)	(0.09)

Total dividends and distributions	(0.22)	(0.50)	(0.43)	(0.47)	(0.21)	(0.49)	(0.42)	(0.49)	(0.52)	(0.55)

Net asset value, end of period	$10.89	$10.33	$10.74	$10.90	$10.90	$10.34	$10.75	$10.91	$11.18	$11.33

Total Investment Return
Based on net asset value	8.00%[5]	0.86%	2.57%	1.46%[5]	7.90%[5,9]	0.73%[9]	2.52%[9]	2.01%[9]	3.34%[9]	4.34%[9]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and excise tax	0.75%[6]	0.72%	0.82%	0.85%[6]	0.93%[6]	0.92%	0.89%	0.86%	0.98%	1.07%

Total expenses, net of waivers and reimbursement	1.85%[6]	1.19%	0.82%	0.85%[6]	2.06%[6]	1.20%	0.89%	0.86%	0.98%	1.07%

Total expenses	2.07%[6]	6.95%	1.05%	1.15%[6]	2.28%[6]	1.40%	1.20%	1.26%	1.38%	1.34%

Net investment income	4.87%[6]	5.06%	4.28%	3.95%[6]	4.68%[6]	4.75%	4.22%	3.92%	3.63%	3.05%

Supplemental Data
Net assets, end of period (000)	$1,022	$768	$133	$212,963	$894,960	$928,828	$310,258	$247,380	$126,332	$86,559

Portfolio turnover	2,066%	1,659%	551%	662%	2,066%	1,659%	551%	662%	345%	1,981%[7]

1	Audited by other auditors.
2	Commenced operations on February 10, 2003.
3	Commenced operations on October 2, 2006.
4	Based on average shares outstanding.
5	Aggregate total investment return.
6	Annualized.
7	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 371%.
8	Commenced operations on October 27, 2004.
9	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	163

Financial Highlights (continued)	Government Income Portfolio

	Investor B						Investor B1
	Six Months Ended March 31, 2008	Year Ended September 30,					Six Months Ended March 31, 2008	Period Ended 9/30/07[1]
	(Unaudited)	2007	2006	2005	2004	2003[2]	( Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.75	$10.91	$11.18	$11.33	$11.40	$10.34	$10.74

Net investment income	0.21 [3]	0.42 [3]	0.36 [3]	0.35 [3]	0.31 [3]	0.30 [3]	0.22 [3]	0.44 [3]
Net realized and unrealized gain (loss)	0.52	(0.42)	(0.18)	(0.21)	(0.03)	0.10	0.52	(0.41)

Net increase (decrease) from investment operations	0.73	—	0.18	0.14	0.28	0.40	0.74	0.03

Dividends and distributions from:
Net investment income	(0.17)	(0.41)	(0.34)	(0.39)	(0.27)	(0.38)	(0.18)	(0.43)
Tax return of capital	—	—	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	—	(0.16)	(0.09)	—	—

Total dividends and distributions	(0.17)	(0.41)	(0.34)	(0.41)	(0.43)	(0.47)	(0.18)	(0.43)

Net asset value, end of period	$10.90	$10.34	$10.75	$10.91	$11.18	$11.33	$10.90	$10.34

Total Investment Return
Based on net asset value[4]	7.47%[5]	(0.04)%	1.67%	1.25%	2.57%	3.56%	7.61%[5]	0.26%[5]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and excise tax	1.74%[6]	1.68%	1.72%	1.61%	1.73%	1.82%	1.47%[6]	1.46%[6]

Total expenses, net of waivers and reimbursement	2.87%[6]	1.92%	1.72%	1.61%	1.73%	1.82%	2.60%[6]	1.71%[6]

Total expenses	3.08%[6]	2.09%	1.94%	1.90%	2.03%	2.09%	2.88%[6]	2.00%[6]

Net investment income	3.88%[6]	3.99%	3.37%	3.20%	2.81%	2.62%	4.15%[6]	4.22%[6]

Supplemental Data
Net assets, end of period (000)	$23,996	$24,133	$32,098	$42,479	$44,786	$53,897	$149,355	$161,302

Portfolio turnover	2,066%	1,659%	551%	662%	345%	1,981%[7]	2,066%	1,659%

See Notes to Financial Statements.

164	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Government Income Portfolio

	Investor C						Investor C1		R
	Six Months Ended March 31, 2008	Year Ended September 30,					Six Months Ended March 31, 2008	Period Ended	Six Months Ended March 31, 2008	Period Ended
	(Unaudited)	2007	2006	2005	2004	2003[2]	(Unaudited)	9/30/07[1]	(Unaudited)	9/30/07[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.33	$10.73	$10.89	$11.16	$11.31	$11.38	$10.32	$10.72	$10.33	$10.74

Net investment income	0.43 [3]	0.42 [3]	0.37 [3]	0.35 [3]	0.31 [3]	0.30 [3]	0.22 [3]	0.44 [3]	0.24 [3]	0.47 [3]
Net realized and unrealized gain (loss)	0.30	(0.41)	(0.19)	(0.21)	(0.03)	0.10	0.52	(0.42)	0.53	(0.42)

Net increase from investment operations	0.73	0.01	0.18	0.14	0.28	0.40	0.74	0.02	0.77	0.05

Dividends and distributions from:
Net investment income	(0.17)	(0.41)	(0.34)	(0.39)	(0.27)	(0.38)	(0.18)	(0.42)	(0.20)	(0.46)
Tax return of capital	—	—	—	(0.02)	—	—	—	—	—	—
Net realized gain	—	—	—	—	(0.16)	(0.09)	—	—	—	—

Total dividends and distributions	(0.17)	(0.41)	(0.34)	(0.41)	(0.43)	(0.47)	(0.18)	(0.42)	(0.20)	(0.46)

Net asset value, end of period	$10.89	$10.33	$10.73	$10.89	$11.16	$11.31	$10.88	$10.32	$10.90	$10.33

Total Investment Return
Based on net asset value	7.45%[4,5]	0.05%[4]	1.76%[4]	1.25%[4]	2.57%[4]	3.56%[4]	7.59%[4,5]	0.19%[4,5]	7.85%[5]	0.41%[5]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and excise tax	1.77%[6]	1.68%	1.63%	1.61%	1.73%	1.82%	1.53%[6]	1.53%[6]	1.21%[6]	1.21%[6]

Total expenses, net of waivers and reimbursement	2.88%[6]	1.95%	1.63%	1.61%	1.73%	1.82%	2.65%[6]	1.80%[6]	2.32%[6]	1.51%[6]

Total expenses	3.09%[6]	2.13%	1.85%	1.90%	2.03%	2.09%	3.00%[6]	2.16%[6]	2.67%[6]	1.86%[6]

Net investment income	3.85%[6]	4.01%	3.48%	3.19%	2.81%	2.61%	4.10%[6]	4.16%[6]	4.41%[6]	4.51%[6]

Supplemental Data
Net assets, end of period (000)	$46,952	$36,207	$34,062	$31,840	$26,036	$29,537	$186,724	$185,006	$58,531	$58,531

Portfolio turnover	2,066%	1,659%	551%	662%	345%	1,981%[7]	2,066%	1,659%	2,066%	1,659%

1	Commenced operations on October 2, 2006.
2	Audited by other auditors.
3	Based on average shares outstanding.
4	Total investment returns exclude the effects of sales charges.
5	Aggregate total investment return.
6	Annualized.
7	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 371%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	165

Financial Highlights (continued)	Inflation Protected Bond Portfolio

	BlackRock					Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended 9/30/04[1]	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005		(Unaudited)	2007	2006	2005	9/30/04[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.87	$9.84	$10.35	$10.38	$10.00	$10.06	$10.02	$10.54	$10.54	$10.00

Net investment income[2]	0.25	0.19	0.55	0.41	0.12	0.24	0.46	0.50	0.42	0.16
Net realized and unrealized gain (loss)	0.87	0.30	(0.26)	0.19	0.38	0.92	0.03	(0.23)	0.18	0.38

Net increase from investment operations	1.12	0.49	0.29	0.60	0.50	1.16	0.49	0.27	0.60	0.54

Dividends and distributions from:
Net investment income	(0.16)	(0.43)	(0.67)	(0.53)	(0.12)	(0.17)	(0.42)	(0.66)	(0.50)	—
Net realized gain	(0.04)	(0.03)	(0.13)	(0.10)	—	(0.04)	(0.03)	(0.13)	(0.10)	—

Total dividends and distributions	(0.20)	(0.46)	(0.80)	(0.63)	(0.12)	(0.21)	(0.45)	(0.79)	(0.60)	—

Net asset value, end of period	$10.79	$9.87	$9.84	$10.35	$10.38	$11.01	$10.06	$10.02	$10.54	$10.54

Total Investment Return
Based on net asset value	11.71%[3]	5.07%	3.00%	5.91%	5.05%[3]	11.65%[3]	5.12%	2.78%	5.90%	5.40%[3]

Ratios to Average Net Assets
Total expenses, net of waivers \and reimbursement and excluding interest expense	0.30%[4]	0.30%	0.30%	0.30%	0.30%[4]	0.33%[4]	0.35%	0.35%	0.40%	0.40%[4]

Total expenses, net of waivers and reimbursement	0.39%[4]	0.30%	0.30%	0.30%	0.30%[4]	0.41%[4]	0.35%	0.35%	0.40%	0.40%[4]

Total expenses	0.74%[4]	0.67%	0.85%	0.97%	2.61%[4]	0.73%[4]	0.71%	0.85%	1.06%	2.73%[4]

Net investment income	4.81%[4]	1.98%	5.59%	4.01%	4.29%[4]	4.45%[4]	4.61%	4.96%	4.00%	4.19%[4]

Supplemental Data
Net assets, end of period (000)	$11,647	$1,954	$17,890	$22,975	$20,763	$60,563	$22,956	$15,069	$5,788	$—

Portfolio turnover	48%	219%	235%	419%	96%	48%	219%	235%	419%	96%

See Notes to Financial Statements.

166	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Inflation Protected Bond Portfolio

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005	9/30/04[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.03	$10.56	$10.39	$10.00

Net investment income (loss)[2]	0.22	0.50	0.49	0.43	(0.02)
Net realized and unrealized gain (loss)	0.91	(0.01)	(0.27)	0.14	0.41

Net increase from investment operations	1.13	0.49	0.22	0.57	0.39

Dividends and distributions from:
Net investment income	(0.14)	(0.40)	(0.62)	(0.30)	—
Net realized gain	(0.04)	(0.03)	(0.13)	(0.10)	—

Total dividends and distributions	(0.18)	(0.43)	(0.75)	(0.40)	—

Net asset value, end of period	$11.04	$10.09	$10.03	$10.56	$10.39

Total Investment Return
Based on net asset value	11.60%[3]	4.97%	2.26%	5.52%	3.90%[3]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.57%[4]	0.58%	0.74%	0.69%	0.71%[4]

Total expenses, net of waivers and reimbursement	0.65%[4]	0.58%	0.74%	0.69%	0.71%[4]

Total expenses	0.97%[4]	0.94%	4.40%	1.29%	2.98%[4]

Net investment income	4.12%[4]	5.08%	4.84%	3.71%	3.88%[4]

Supplemental Data
Net assets, end of period (000)	$6,837	$1,803	$4	$2	$—

Portfolio turnover	48%	219%	235%	419%	96%

1	Commenced operations on June 28, 2004.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	167

Financial Highlights (continued)	Inflation Protected Bond Portfolio

	Investor A					Investor B
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended 9/30/04[1]	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005		(Unaudited)	2007	2006	2005	9/30/04[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$9.95	$10.47	$10.50	$10.00	$10.01	$9.97	$10.48	$10.51	$10.00

Net investment income (loss)[2]	0.22	0.41	0.50	0.42	0.01	0.16	0.30	0.40	0.38	(0.01)
Net realized and unrealized gain (loss)	0.90	0.06	(0.26)	0.13	0.51	0.94	0.09	(0.22)	0.09	0.53

Net increase from investment operations	1.12	0.47	0.24	0.55	0.52	1.10	0.39	0.18	0.47	0.52

Dividends and distributions from:
Net investment income	(0.14)	(0.39)	(0.63)	(0.48)	(0.02)	(0.11)	(0.32)	(0.56)	(0.40)	(0.01)
Net realized gain	(0.04)	(0.03)	(0.13)	(0.10)	—	(0.04)	(0.03)	(0.13)	(0.10)	—

Total dividends and distributions	(0.18)	(0.42)	(0.76)	(0.58)	(0.02)	(0.15)	(0.35)	(0.69)	(0.50)	(0.01)

Net asset value, end of period	$10.94	$10.00	$9.95	$10.47	$10.50	$10.96	$10.01	$9.97	$10.48	$10.51

Total Investment Return
Based on net asset value[3]	11.57%[4]	4.84%	2.43%	5.42%	5.21%[4]	11.11%[4]	4.05%	1.78%	4.62%	5.21%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.61%[5]	0.66%	0.71%	0.69%	0.71%[5]	1.42%[5]	1.41%	1.44%	1.44%	1.44%[5]

Total expenses, net of waivers and reimbursement	0.69%[5]	0.66%	0.71%	0.69%	0.71%[5]	1.52%[5]	1.41%	1.44%	1.44%	1.44%[5]

Total expenses	1.00%[5]	1.08%	1.34%	1.39%	3.08%[5]	1.88%[5]	1.87%	1.96%	2.07%	3.73%[5]

Net investment income.	4.15%[5]	4.14%	5.00%	4.06%	3.88%[5]	3.07%[5]	3.06%	3.98%	3.65%	3.15%[5]

Supplemental Data
Net assets, end of period (000)	$73,323	$16,139	$4,079	$3,994	$93	$11,241	$8,800	$2,110	$2,045	$61

Portfolio turnover	48%	219%	235%	419%	96%	48%	219%	235%	419%	96%

See Notes to Financial Statements.

168	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Inflation Protected Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005	9/30/04[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.06	$10.01	$10.53	$10.55	$10.00

Net investment income (loss)[2]	0.17	0.31	0.43	0.36	(0.01)
Net realized and unrealized gain (loss)	0.93	0.09	(0.26)	0.12	0.56

Net increase from investment operations	1.10	0.40	0.17	0.48	0.55

Dividends and distributions from:
Net investment income	(0.11)	(0.32)	(0.56)	(0.40)	—
Net realized gain	(0.04)	(0.03)	(0.13)	(0.10)	—

Total dividends and distributions	(0.15)	(0.35)	(0.69)	(0.50)	—

Net asset value, end of period	$11.01	$10.06	$10.01	$10.53	$10.55

Total Investment Return
Based on net asset value[3]	11.18%[4]	4.03%	1.72%	4.70%	5.51%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.38%[5]	1.41%	1.39%	1.42%	1.44%[5]

Total expenses, net of waivers and reimbursement	1.47%[5]	1.41%	1.39%	1.42%	1.44%[5]

Total expenses	1.79%[5]	1.81%	1.89%	2.04%	3.73%[5]

Net investment income	3.24%[5]	3.09%	4.25%	3.46%	3.15%[5]

Supplemental Data
Net assets, end of period (000)	$81,357	$36,120	$4,619	$3,749	$6

Portfolio turnover	48%	219%	235%	419%	96%

1	Commenced operations on June 28, 2004.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	169

Financial Highlights (continued)	GNMA Portfolio

	BlackRock
	Six Months Ended March 31, 2008	Year Ended September 30,				Period Ended
	(Unaudited)	2007	2006	2005	2004	9/30/03[1,2]
Per Share Operating Performance
Net asset value, beginning of period	$9.44	$9.53	$9.69	$9.87	$10.02	$10.27

Net investment income	0.18 [3]	0.47 [3]	0.45 [3]	0.44 [3]	0.48 [3]	0.41
Net realized and unrealized gain (loss)	0.47	(0.05)	(0.08)	(0.20)	(0.14)	(0.18)

Net increase from investment operations	0.65	0.42	0.37	0.24	0.34	0.23

Dividends and distributions from:
Net investment income	(0.21)	(0.51)	(0.53)	(0.42)	(0.49)	(0.48)
Net realized gain	—	—	—	—	—	—

Total dividends and distributions	(0.21)	(0.51)	(0.53)	(0.42)	(0.49)	(0.48)

Net asset value, end of period	$9.88	$9.44	$9.53	$9.69	$9.87	$10.02

Total Investment Return
Based on net asset value	7.42%[4]	4.56%	3.93%	2.44%	4.02%	2.33%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.45%[5]	0.45%	0.45%	0.45%	0.45%	0.35%[5]

Total expenses, net of waivers and reimbursement	0.61%[5]	0.49%	0.45%	0.45%	0.50%	0.35%[5]

Total expenses	0.91%[5]	0.81%	0.78%	0.85%	0.83%	0.61%[5]

Net investment income	5.01%[5]	4.96%	4.71%	4.53%	4.85%	3.32%[5]

Supplemental Data
Net assets, end of period (000)	$348	$12,162	$11,632	$10,915	$10,659	$59,935

Portfolio turnover	246%	553%	320%	521%	228%	1,365%[6]

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.45	$9.54	$9.70	$9.88	$10.02	$10.23

Net investment income	0.23 [3]	0.47 [3]	0.44 [3]	0.43 [3]	0.47 [3]	0.48
Net realized and unrealized gain (loss)	0.42	(0.05)	(0.08)	(0.21)	(0.09)	(0.08)

Net increase from investment operations	0.65	0.42	0.36	0.22	0.38	0.40

Dividends and distributions from:
Net investment income	(0.21)	(0.51)	(0.52)	(0.40)	(0.52)	(0.61)
Net realized gain	—	—	—	—	—	—

Total dividends and distributions	(0.21)	(0.51)	(0.52)	(0.40)	(0.52)	(0.61)

Net asset value, end of period	$9.89	$9.45	$9.54	$9.70	$9.88	$10.02

Total Investment Return
Based on net asset value	7.39%[4]	4.53%	3.84%	2.28%	3.97%	4.00%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.48%[5]	0.48%	0.53%	0.60%	0.60%	0.60%

Total expenses, net of waivers and reimbursement	0.61%[5]	0.52%	0.53%	0.61%	0.66%	0.64%

Total expenses	0.98%[5]	0.82%	0.83%	0.97%	0.97%	0.95%

Net investment income	4.90%[5]	4.93%	4.62%	4.40%	4.74%	4.89%

Supplemental Data
Net assets, end of period (000)	$244,377	$118,652	$108,286	$121,571	$151,558	$172,358

Portfolio turnover	246%	553%	320%	521%	228%	1,365%[6]

See Notes to Financial Statements.

170	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	GNMA Portfolio

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.44	$9.53	$9.69	$9.87	$10.01	$10.23

Net investment income	0.24 [3]	0.44 [3]	0.41 [3]	0.39 [3]	0.44 [3]	0.50
Net realized and unrealized gain (loss)	0.40	(0.04)	(0.08)	(0.19)	(0.08)	(0.14)

Net increase from investment operations	0.64	0.40	0.33	0.20	0.36	0.36

Dividends and distributions from:
Net investment income	(0.20)	(0.49)	(0.49)	(0.38)	(0.50)	(0.58)
Net realized gain	—	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.49)	(0.49)	(0.38)	(0.50)	(0.58)

Net asset value, end of period	$9.88	$9.44	$9.53	$9.69	$9.87	$10.01

Total Investment Return
Based on net asset value	7.27%[4]	4.26%	3.55%	2.02%	3.67%	3.58%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.73%[5]	0.74%	0.80%	0.86%	0.89%	0.90%

Total expenses, net of waivers and reimbursement	0.86%[5]	0.78%	0.80%	0.86%	0.94%	0.93%

Total expenses	1.14%[5]	1.08%	1.10%	1.23%	1.25%	1.25%

Net investment income	4.56%[5]	4.68%	4.36%	3.97%	4.45%	4.70%

Supplemental Data
Net assets, end of period (000)	$11,711	$7,047	$7,712	$8,129	$2,271	$1,554

Portfolio turnover	246%	553%	320%	521%	228%	1,365%[6]

1	Audited by other auditors.
2	Commenced operations on December 19, 2002.
3	Based on average shares outstanding.
4	Aggregate total investment return.
5	Annualized.
6	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 268%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	171

Financial Highlights (continued)	GNMA Portfolio

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.49	$9.58	$9.74	$9.92	$10.06	$10.27

Net investment income	0.22 [2]	0.43 [2]	0.41 [2]	0.41 [2]	0.43 [2]	0.46
Net realized and unrealized gain (loss)	0.42	(0.04)	(0.08)	(0.21)	(0.09)	(0.11)

Net increase from investment operations	0.64	0.39	0.33	0.20	0.34	0.35

Dividends and distributions from:
Net investment income	(0.20)	(0.48)	(0.49)	(0.38)	(0.48)	(0.56)
Net realized gain	—	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.48)	(0.49)	(0.38)	(0.48)	(0.56)

Net asset value, end of period	$9.93	$9.49	$9.58	$9.74	$9.92	$10.06

Total Investment Return
Based on net asset value[3]	7.18%[4]	4.13%	3.47%	2.01%	3.50%	3.50%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.82%[5]	0.85%	0.87%	0.86%	0.99%	1.07%

Total expenses, net of waivers and reimbursement	0.96%[5]	0.89%	0.87%	0.86%	1.05%	1.11%

Total expenses	1.23%[5]	1.18%	1.27%	1.32%	1.46%	1.42%

Net investment income	4.51%[5]	4.54%	4.26%	4.13%	4.34%	4.27%

Supplemental Data
Net assets, end of period (000)	$18,720	$14,677	$14,122	$15,288	$18,080	$18,978

Portfolio turnover	246%	553%	320%	521%	228%	1,365%[6]

	Investor B
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.45	$9.54	$9.71	$9.89	$10.03	$10.24

Net investment income	0.18 [2]	0.36 [2]	0.33 [2]	0.33 [2]	0.36 [2]	0.38 [2]
Net realized and unrealized gain (loss)	0.43	(0.05)	(0.09)	(0.21)	(0.09)	(0.11)

Net increase from investment operations	0.61	0.31	0.24	0.12	0.27	0.27

Dividends and distributions from:
Net investment income	(0.16)	(0.40)	(0.41)	(0.30)	(0.41)	(0.48)
Net realized gain	—	—	—	—	—	—

Total dividends and distributions	(0.16)	(0.40)	(0.41)	(0.30)	(0.41)	(0.48)

Net asset value, end of period	$9.90	$9.45	$9.54	$9.71	$9.89	$10.03

Total Investment Return
Based on net asset value[3]	6.88%[4]	3.34%	2.58%	1.25%	2.74%	2.74%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.64%[5]	1.63%	1.65%	1.61%	1.74%	1.82%

Total expenses, net of waivers and reimbursement	1.79%[5]	1.67%	1.65%	1.62%	1.80%	1.85%

Total expenses	2.07%[5]	1.96%	1.96%	1.97%	2.11%	2.16%

Net investment income	3.74%[5]	3.78%	3.50%	3.40%	3.62%	3.56%

Supplemental Data
Net assets, end of period (000)	$10,644	$11,065	$14,627	$19,792	$25,439	$32,486

Portfolio turnover	246%	553%	320%	521%	228%	1,365%[6]

See Notes to Financial Statements.

172	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	GNMA Portfolio

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.45	$9.53	$9.70	$9.88	$10.01	$10.23

Net investment income	0.19 [2]	0.37 [2]	0.34 [2]	0.34 [2]	0.36 [2]	0.38
Net realized and unrealized gain (loss)	0.42	(0.04)	(0.10)	(0.22)	(0.08)	(0.12)

Net increase from investment operations	0.61	0.33	0.24	0.12	0.28	0.26

Dividends and distributions from:
Net investment income	(0.17)	(0.41)	(0.41)	(0.30)	(0.41)	(0.48)
Net realized gain	—	—	—	—	—	—

Total dividends and distributions	(0.17)	(0.41)	(0.41)	(0.30)	(0.41)	(0.48)

Net asset value, end of period	$9.89	$9.45	$9.53	$9.70	$9.88	$10.01

Total Investment Return
Based on net asset value[3]	6.81%[4]	3.51%	2.59%	1.26%	2.85%	2.64%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.58%[5]	1.57%	1.65%	1.61%	1.74%	1.82%

Total expenses, net of waivers and reimbursement	1.73%[5]	1.61%	1.65%	1.62%	1.80%	1.85%

Total expenses	2.01%[5]	1.90%	1.95%	1.98%	2.11%	2.16%

Net investment income	3.78%[5]	3.85%	3.51%	3.44%	3.62%	3.55%

Supplemental Data
Net assets, end of period (000)	$19,030	$16,369	$19,497	$26,691	$39,542	$51,109

Portfolio turnover	246%	553%	320%	521%	228%	1,365%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Annualized.
6	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 268%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	173

Financial Highlights (continued)	Managed Income Portfolio

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.99	$9.99	$10.20	$10.41	$10.80	$10.71

Net investment income	0.25 [2]	0.45 [2]	0.44 [2]	0.46 [2]	0.47 [2]	0.55
Net realized and unrealized gain (loss)	(0.03)	(0.01)	(0.12)	(0.18)	(0.10)	0.17

Net increase from investment operations	0.22	0.44	0.32	0.28	0.37	0.72

Dividends and distributions from:
Net investment income	(0.15)	(0.44)	(0.48)	(0.45)	(0.48)	(0.63)
Net realized gain	—	—	(0.05)	(0.04)	(0.28)	—
Total dividends and distributions	(0.15)	(0.44)	(0.53)	(0.49)	(0.76)	(0.63)

Net asset value, end of period	$10.06	$9.99	$9.99	$10.20	$10.41	$10.80

Total Investment Return
Based on net asset value	3.01%[3]	4.50%	3.24%	2.76%	3.60%	6.91%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%

Total expenses, net of waivers and reimbursement	1.24%[4]	0.68%	0.65%	0.65%	0.65%	0.65%

Total expenses	1.26%[4]	0.69%	0.73%	0.83%	0.81%	0.82%

Net investment income	4.85%[4]	4.47%	4.42%	4.45%	4.50%	5.06%

Supplemental Data
Net assets, end of period (000)	$487,836	$514,469	$557,787	$587,061	$644,083	$810,452

Portfolio turnover	72%	256%	184%	252%	284%	613%[5]

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.99	$9.99	$10.20	$10.41	$10.80	$10.71

Net investment income	0.23 [2]	0.42 [2]	0.41 [2]	0.43 [2]	0.44 [2]	0.54
Net realized and unrealized gain (loss)	(0.02)	(0.01)	(0.12)	(0.18)	(0.10)	0.15

Net increase from investment operations	0.21	0.41	0.29	0.25	0.34	0.69

Dividends and distributions from:
Net investment income	(0.14)	(0.41)	(0.45)	(0.42)	(0.45)	(0.60)
Net realized gain	—	—	(0.05)	(0.04)	(0.28)	—

Total dividends and distributions	(0.14)	(0.41)	(0.50)	(0.46)	(0.73)	(0.60)

Net asset value, end of period	$10.06	$9.99	$9.99	$10.20	$10.41	$10.80

Total Investment Return
Based on net asset value	2.86%[3]	4.19%	2.93%	2.45%	3.29%	6.58%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.95%[4]	0.94%	0.94%	0.95%	0.95%	0.95%

Total expenses, net of waivers and reimbursement	1.54%[4]	0.97%	0.94%	0.95%	0.95%	0.95%

Total expenses	1.55%[4]	0.99%	0.98%	1.08%	1.11%	1.13%

Net investment income	4.56%[4]	4.18%	4.12%	4.13%	4.21%	4.74%

Supplemental Data
Net assets, end of period (000)	$224,609	$214,593	$150,085	$81,337	$80,253	$92,336

Portfolio turnover	72%	256%	184%	252%	284%	613%[5]

See Notes to Financial Statements.

174	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Managed Income Portfolio

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.99	$10.00	$10.21	$10.41	$10.80	$10.71

Net investment income	0.23 [2]	0.41 [2]	0.41 [2]	0.42 [2]	0.42 [2]	0.49
Net realized and unrealized gain (loss)	(0.01)	(0.02)	(0.12)	(0.17)	(0.10)	0.18

Net increase from investment operations	0.22	0.39	0.29	0.25	0.32	0.67

Dividends and distributions from:
Net investment income	(0.14)	(0.40)	(0.45)	(0.41)	(0.43)	(0.58)
Net realized gain	—	—	(0.05)	(0.04)	(0.28)	—

Total dividends and distributions	(0.14)	(0.40)	(0.50)	(0.45)	(0.71)	(0.58)

Net asset value, end of period	$10.07	$9.99	$10.00	$10.21	$10.41	$10.80

Total Investment Return
Based on net asset value[6]	2.93%[3]	4.03%	2.86%	2.45%	3.13%	6.41%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.00%[4]	1.00%	1.01%	1.05%	1.10%	1.12%

Total expenses, net of waivers and reimbursement	1.60%[4]	1.03%	1.01%	1.05%	1.10%	1.13%

Total expenses	1.60%[4]	1.03%	1.13%	1.18%	1.30%	1.30%

Net investment income	4.51%[4]	4.12%	4.07%	4.06%	4.06%	4.57%

Supplemental Data
Net assets, end of period (000)	$22,725	$21,155	$23,921	$29,462	$35,462	$49,870

Portfolio turnover	72%	256%	184%	252%	284%	613%[5]

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Annualized.
5	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 206%.
6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	175

Financial Highlights (continued)	Managed Income Portfolio

	Investor B
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.99	$10.00	$10.21	$10.41	$10.80	$10.71

Net investment income	0.19 [2]	0.33 [2]	0.32 [2]	0.35 [2]	0.35 [2]	0.41
Net realized and unrealized gain (loss)	—	(0.01)	(0.12)	(0.17)	(0.11)	0.18

Net increase from investment operations	0.19	0.32	0.20	0.18	0.24	0.59

Dividends and distributions from:
Net investment income	(0.11)	(0.33)	(0.36)	(0.34)	(0.35)	(0.50)

Net realized gain	—	—	(0.05)	(0.04)	(0.28)	—

Total dividends and distributions	(0.11)	(0.33)	(0.41)	(0.38)	(0.63)	(0.50)

Net asset value, end of period	$10.07	$9.99	$10.00	$10.21	$10.41	$10.80

Total Investment Return
Based on net asset value[3]	2.52%[4]	3.24%	1.91%	1.69%	2.36%	5.61%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.82%[5]	1.77%	1.85%	1.80%	1.85%	1.87%

Total expenses, net of waivers and reimbursement	2.41%[5]	1.80%	1.85%	1.80%	1.85%	1.87%

Total expenses	2.42%[5]	1.80%	1.88%	1.84%	1.95%	2.05%

Net investment income	3.68%[5]	3.38%	3.24%	3.34%	3.31%	3.80%

Supplemental Data
Net assets, end of period (000)	$3,286	$3,890	$5,127	$6,625	$9,136	$10,425

Portfolio turnover	72%	256%	184%	252%	284%	613%[6]

See Notes to Financial Statements.

176	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Managed Income Portfolio

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.97	$9.97	$10.18	$10.38	$10.78	$10.68

Net investment income	0.19 [2]	0.33 [2]	0.33 [2]	0.34 [2]	0.35 [2]	0.41
Net realized and unrealized gain (loss)	(0.01)	(0.01)	(0.12)	(0.16)	(0.12)	0.19

Net increase from investment operations	0.18	0.32	0.21	0.18	0.23	0.60

Dividends and distributions from:
Net investment income	(0.11)	(0.32)	(0.37)	(0.34)	(0.35)	(0.50)
Net realized gain	—	—	(0.05)	(0.04)	(0.28)	—

Total dividends and distributions	(0.11)	(0.32)	(0.42)	(0.38)	(0.63)	(0.50)

Net asset value, end of period	$10.04	$9.97	$9.97	$10.18	$10.38	$10.78

Total Investment Return
Based on net asset value[3]	2.42%[4]	3.32%	2.07%	1.69%	2.26%	5.73%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.82%[5]	1.81%	1.78%	1.79%	1.84%	1.87%

Total expenses, net of waivers and reimbursement	2.42%[5]	1.84%	1.78%	1.79%	1.84%	1.87%

Total expenses	2.42%[5]	1.89%	1.80%	1.83%	1.95%	2.05%

Net investment income	3.70%[5]	3.35%	3.32%	3.27%	3.34%	3.77%

Supplemental Data
Net assets, end of period (000)	$2,331	$2,241	$1,144	$1,187	$870	$763

Portfolio turnover	72%	256%	184%	252%	284%	613%[6]

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Annualized.
6	Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 206%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	177

Financial Highlights (continued)	International Bond Portfolio

	BlackRock
	Six Months Ended March 31, 2008	Year Ended September 30,			Period Ended
	(Unaudited)	2007	2006	2005	9/30/04[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.57	$10.98	$11.13	$11.41	$10.96

Net investment income[2]	0.20	0.35	0.33	0.30	0.11
Net realized and unrealized gain (loss)	1.15	0.57	(0.18)	0.03	0.51

Net increase from investment operations	1.35	0.92	0.15	0.33	0.62

Dividends and distributions from:
Net investment income	(0.16)	(0.33)	(0.30)	(0.60)	(0.17)
Tax return of capital	—	—	—	—	—
Net realized gain	—	—	—	(0.01)	—

Total dividends and distributions	(0.16)	(0.33)	(0.30)	(0.61)	(0.17)

Redemption fees added to paid-in capital[3]	—	—	—	—	—

Net asset value, end of period	$12.76	$11.57	$10.98	$11.13	$11.41

Total Investment Return
Based on net asset value[4]	12.08%[5]	8.56%[6]	1.44%	2.62%	5.71%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.76%[7]	0.75%	0.77%	0.78%	0.78%

Total expenses, net of waivers and reimbursement	0.76%[7]	0.75%	0.77%	0.78%	0.78%

Total expenses	0.76%[7]	0.75%	0.81%	0.83%	0.89%

Net investment income	3.33%[7]	3.18%	3.05%	2.59%	2.58%

Supplemental Data
Net assets, end of period (000)	$86,888	$87,530	$144,623	$98,721	$35,748

Portfolio turnover	55%	77%	148%	164%	240%

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[8]
Per Share Operating Performance
Net asset value, beginning of period	$11.56	$10.96	$11.13	$11.41	$11.07	$10.54

Net investment income[2]	0.20	0.35	0.32	0.28	0.28	0.29
Net realized and unrealized gain (loss)	1.15	0.58	(0.20)	0.03	0.51	0.81

Net increase from investment operations	1.35	0.93	0.12	0.31	0.79	1.10

Dividends and distributions from:
Net investment income	(0.16)	(0.33)	(0.29)	(0.58)	(0.45)	(0.33)
Tax return of capital	—	—	—	—	—	(0.17)
Net realized gain	—	—	—	(0.01)	—	(0.07)

Total dividends and distributions	(0.16)	(0.33)	(0.29)	(0.59)	(0.45)	(0.57)

Redemption fees added to paid-in capital	— [3]	— [3]	— [3]	— [3]	— [3]	—

Net asset value, end of period	$12.75	$11.56	$10.96	$11.13	$11.41	$11.07

Total Investment Return
Based on net asset value	12.08%[4,5]	8.64%[4,6]	1.15%[4]	2.46%[4]	7.20%[4]	10.78%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.77%[7]	0.77%	0.87%	0.94%	0.94%	0.94%

Total expenses, net of waivers and reimbursement	0.77%[7]	0.77%	0.87%	0.94%	0.94%	0.94%

Total expenses	0.77%[7]	0.77%	0.89%	0.95%	0.96%	0.94%

Net investment income	3.31%[7]	3.19%	2.93%	2.43%	2.44%	2.69%

Supplemental Data
Net assets, end of period (000)	$217,890	$213,262	$229,648	$346,746	$133,544	$64,038

Portfolio turnover	55%	77%	148%	164%	240%	209%

See Notes to Financial Statements.

178	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	International Bond Portfolio

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[8]
Per Share Operating Performance
Net asset value, beginning of period	$11.58	$10.98	$11.14	$11.42	$11.08	$10.54

Net investment income[2]	0.18	0.32	0.29	0.26	0.25	0.26
Net realized and unrealized gain (loss)	1.13	0.58	(0.19)	0.02	0.50	0.81

Net increase from investment operations	1.31	0.90	0.10	0.28	0.75	1.07

Dividends and distributions from:
Net investment income	(0.12)	(0.30)	(0.26)	(0.55)	(0.41)	(0.29)
Tax return of capital	—	—	—	—	—	(0.17)
Net realized gain	—	—	—	(0.01)	—	(0.07)

Total dividends and distributions	(0.12)	(0.30)	(0.26)	(0.56)	(0.41)	(0.53)

Redemption fees added to paid-in capital	— [3]	— [3]	— [3]	— [3]	— [3]	—

Net asset value, end of period	$12.77	$11.58	$10.98	$11.14	$11.42	$11.08

Total Investment Return
Based on net asset value	11.90%[4,5]	8.32%[4,6]	0.93%[4]	2.21%[4]	6.89%[4]	10.55%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.08%[7]	1.05%	1.18%	1.19%	1.23%	1.24%

Total expenses, net of waivers and reimbursement	1.08%[7]	1.05%	1.18%	1.19%	1.23%	1.24%

Total expenses	1.08%[7]	1.05%	1.20%	1.20%	1.25%	1.24%

Net investment income	3.00%[7]	2.90%	2.62%	2.19%	2.18%	2.41%

Supplemental Data
Net assets, end of period (000)	$63,036	$70,819	$73,139	$107,402	$80,024	$48,584

Portfolio turnover	55%	77%	148%	164%	240%	209%

1	Commenced operations on May 18, 2004.
2	Based on average shares outstanding.
3	Redemption fees added to paid-in capital are less than $0.01 per share.
4	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
5	Aggregate total investment return.
6	The total return was not impacted by the reimbursement of losses made by the investment advisor.
7	Annualized.
8	Audited by other auditors.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	179

Financial Highlights (continued)	International Bond Portfolio

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.57	$10.98	$11.14	$11.42	$11.07	$10.54

Net investment income[2]	0.17	0.31	0.29	0.25	0.23	0.24
Net realized and unrealized gain (loss)	1.18	0.57	(0.19)	0.03	0.52	0.81

Net increase from investment operations	1.35	0.88	0.10	0.28	0.75	1.05

Dividends and distributions from:
Net investment income	(0.14)	(0.29)	(0.26)	(0.55)	(0.40)	(0.28)
Tax return of capital	—	—	—	—	—	(0.17)
Net realized gain	—	—	—	(0.01)	—	(0.07)

Total dividends and distributions	(0.14)	(0.29)	(0.26)	(0.56)	(0.40)	(0.52)

Redemption fees added to paid-in capital	— [3]	— [3]	— [3]	— [3]	— [3]	—

Net asset value, end of period	$12.78	$11.57	$10.98	$11.14	$11.42	$11.07

Total Investment Return
Based on net asset value[4]	12.02%[5,6]	8.13%[6,7]	0.93%[6]	2.21%[6]	6.84%[6]	10.27%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.17%[8]	1.16%	1.18%	1.18%	1.31%	1.41%

Total expenses, net of waivers and reimbursement	1.17%[8]	1.16%	1.18%	1.18%	1.31%	1.41%

Total expenses	1.18%[8]	1.22%	1.39%	1.29%	1.43%	1.41%

Net investment income	2.90%[8]	2.79%	2.64%	2.17%	2.06%	2.21%

Supplemental Data
Net assets, end of period (000)	$139,256	$110,810	$141,130	$182,321	$123,145	$74,821

Portfolio turnover	55%	77%	148%	164%	240%	209%

	Investor B
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.58	$10.98	$11.14	$11.42	$11.07	$10.54

Net investment income[2]	0.12	0.22	0.20	0.17	0.15	0.16
Net realized and unrealized gain (loss)	1.17	0.57	(0.19)	0.02	0.51	0.81

Net increase from investment operations	1.29	0.79	0.01	0.19	0.66	0.97

Dividends and distributions from:
Net investment income	(0.10)	(0.19)	(0.17)	(0.46)	(0.31)	(0.20)
Tax return of capital	—	—	—	—	—	(0.17)
Net realized gain	—	—	—	(0.01)	—	(0.07)

Total dividends and distributions	(0.10)	(0.19)	(0.17)	(0.47)	(0.31)	(0.44)

Redemption fees added to paid-in capital	— [3]	— [3]	— [3]	— [3]	— [3]	—

Net asset value, end of period	$12.77	$11.58	$10.98	$11.14	$11.42	$11.07

Total Investment Return
Based on net asset value[4]	11.39%[5,6]	7.30%[6,7]	0.10%[6]	1.45%[6]	6.04%[6]	9.45%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	2.00%[8]	2.01%	2.02%	1.93%	2.06%	2.16%

Total expenses, net of waivers and reimbursement	2.00%[8]	2.01%	2.02%	1.93%	2.06%	2.16%

Total expenses	2.00%[8]	2.01%	2.03%	1.95%	2.09%	2.16%

Net investment income	2.08%[8]	1.96%	1.79%	1.43%	1.32%	1.51%

Supplemental Data
Net assets, end of period (000)	$12,282	$12,539	$15,475	$19,705	$16,780	$13,087

Portfolio turnover	55%	77%	148%	164%	240%	209%

See Notes to Financial Statements.

180	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	International Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.61	$11.01	$11.17	$11.45	$11.10	$10.56

Net investment income[2]	0.13	0.24	0.21	0.17	0.15	0.15
Net realized and unrealized gain (loss)	1.12	0.57	(0.19)	0.02	0.51	0.83

Net increase from investment operations	1.25	0.81	0.02	0.19	0.66	0.98

Dividends and distributions from:
Net investment income	(0.11)	(0.21)	(0.18)	(0.46)	(0.31)	(0.20)
Tax return of capital	—	—	—	—	—	(0.17)
Net realized gain	—	—	—	(0.01)	—	(0.07)

Total dividends and distributions	(0.11)	(0.21)	(0.18)	(0.47)	(0.31)	(0.44)

Redemption fees added to paid-in capital	— [3]	— [3]	— [3]	— [3]	— [3]	—

Net asset value, end of period	$12.75	$11.61	$11.01	$11.17	$11.45	$11.10

Total Investment Return
Based on net asset value[4]	11.01%[5,6]	7.41%[6,7]	0.17%[6]	1.45%[6]	6.03%[6]	9.53%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.86%[8]	1.89%	1.94%	1.93%	2.04%	2.15%

Total expenses, net of waivers and reimbursement	1.86%[8]	1.89%	1.94%	1.93%	2.04%	2.15%

Total expenses	1.86%[8]	1.89%	1.95%	1.94%	2.07%	2.15%

Net investment income	2.21%[8]	2.12%	1.88%	1.42%	1.32%	1.44%

Supplemental Data
Net assets, end of period (000)	$48,635	$39,777	$50,795	$65,555	$36,947	$17,777

Portfolio turnover	55%	77%	148%	164%	240%	209%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Redemption fees added to paid-in capital are less than $0.01 per share.
4	Total investment returns exclude the effects of sales charges.
5	Aggregate total investment return.
6	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
7	The total return was not impacted by the reimbursement of losses made by the investment advisor.
8	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	181

Financial Highlights (continued)	High Yield Bond Portfolio

	BlackRock
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$7.92	$8.09	$8.14	$7.74	$6.75

Net investment income	0.32 [2]	0.63 [2]	0.58 [2]	0.64 [2]	0.62 [2]	0.71
Net realized and unrealized gain (loss)	(0.78)	0.04	— [3]	0.05	0.37	1.03

Net increase (decrease) from investment operations	(0.46)	0.67	0.58	0.69	0.99	1.74

Dividends and distributions from:
Net investment income	(0.27)	(0.61)	(0.61)	(0.60)	(0.59)	(0.75)
Net realized gain	—	—	(0.14)	(0.14)	—	—

Total dividends and distributions	(0.27)	(0.61)	(0.75)	(0.74)	(0.59)	(0.75)

Redemption fees added to paid-in capital	— [4]	— [4]	— [4]	— [4]	— [4]	—

Net asset value, end of period	$7.25	$7.98	$7.92	$8.09	$8.14	$7.74

Total Investment Return
Based on net asset value	(5.22)%[5,6]	8.66%[6]	7.67%[6]	8.69%[6]	13.20%[6]	27.17%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.55%[7]	0.55%	0.55%	0.55%	0.55%	0.55%

Total expenses, net of waivers and reimbursement	0.59%[7]	0.60%	0.55%	0.55%	0.55%	0.61%

Total expenses	0.67%[7]	0.72%	0.71%	0.77%	0.73%	0.77%

Net investment income	8.40%[7]	7.75%	7.41%	7.91%	7.71%	9.83%

Supplemental Data
Net assets, end of period (000)	$324,569	$317,610	$219,996	$169,532	$126,976	$57,207

Portfolio turnover	34%	69%	105%	129%	172%	212%

	Institutional
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$7.92	$8.09	$8.14	$7.74	$6.75

Net investment income	0.32 [2]	0.62 [2]	0.58 [2]	0.63 [2]	0.61 [2]	0.73
Net realized and unrealized gain (loss)	(0.78)	0.05	(0.01)	0.04	0.37	1.00

Net increase (decrease) from investment operations	(0.46)	0.67	0.57	0.67	0.98	1.73

Dividends and distributions from:
Net investment income	(0.27)	(0.61)	(0.60)	(0.58)	(0.58)	(0.74)
Net realized gain	—	—	(0.14)	(0.14)	—	—

Total dividends and distributions	(0.27)	(0.61)	(0.74)	(0.72)	(0.58)	(0.74)

Redemption fees added to paid-in capital	— [4]	— [4]	— [4]	— [4]	— [4]	—

Net asset value, end of period	$7.25	$7.98	$7.92	$8.09	$8.14	$7.74

Total Investment Return
Based on net asset value	(5.24)%[5,6]	8.59%[6]	7.57%[6]	8.53%[6]	13.03%[6]	26.98%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.60%[7]	0.61%	0.63%	0.70%	0.70%	0.70%

Total expenses, net of waivers and reimbursement	0.64%[7]	0.66%	0.64%	0.70%	0.70%	0.76%

Total expenses	0.70%[7]	0.73%	0.76%	0.89%	0.85%	0.90%

Net investment income	8.35%[7]	7.68%	7.35%	7.75%	7.63%	9.63%

Supplemental Data
Net assets, end of period (000)	$330,413	$372,129	$174,190	$165,805	$162,166	$170,902

Portfolio turnover	34%	69%	105%	129%	172%	212%

See Notes to Financial Statements.

182	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	High Yield Bond Portfolio

	Service
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$7.93	$8.09	$8.14	$7.74	$6.75

Net investment income	0.30 [2]	0.60 [2]	0.56 [2]	0.61 [2]	0.59 [2]	0.73
Net realized and unrealized gain (loss)	(0.78)	0.04	— [3]	0.04	0.37	0.98

Net increase (decrease) from investment operations	(0.48)	0.64	0.56	0.65	0.96	1.71

Dividends and distributions from:
Net investment income	(0.25)	(0.59)	(0.58)	(0.56)	(0.56)	(0.72)
Net realized gain	—	—	(0.14)	(0.14)	—	—

Total dividends and distributions	(0.25)	(0.59)	(0.72)	(0.70)	(0.56)	(0.72)

Redemption fees added to paid-in capital	— [4]	— [4]	— [4]	— [4]	— [4]	—

Net asset value, end of period	$7.25	$7.98	$7.93	$8.09	$8.14	$7.74

Total Investment Return
Based on net asset value	(5.42)%[5,6]	8.14%[6]	7.43%[6]	8.24%[6]	12.71%[6]	26.61%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.98%[7]	0.91%	0.88%	0.96%	0.99%	1.00%

Total expenses, net of waivers and reimbursement	1.02%[7]	0.96%	0.88%	0.96%	0.99%	1.06%

Total expenses	1.07%[7]	1.04%	1.00%	1.14%	1.14%	1.20%

Net investment income	7.94%[7]	7.36%	7.09%	7.51%	7.30%	9.31%

Supplemental Data
Net assets, end of period (000)	$159,415	$184,474	$231,543	$158,083	$112,004	$85,247

Portfolio turnover	34%	69%	105%	129%	172%	212%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Redemption fees added to paid-in capital are less than $0.01 per share.
5	Aggregate total investment return.
6	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
7	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	183

Financial Highlights (continued)	High Yield Bond Portfolio

	Investor A
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$7.92	$8.09	$8.14	$7.73	$6.75

Net investment income	0.30 [2]	0.59 [2]	0.55 [2]	0.60 [2]	0.58 [2]	0.73
Net realized and unrealized gain (loss)	(0.78)	0.05	— [3]	0.05	0.38	0.96

Net increase (decrease) from investment operations	(0.48)	0.64	0.55	0.65	0.96	1.69

Dividends and distributions from:
Net investment income	(0.25)	(0.58)	(0.58)	(0.56)	(0.55)	(0.71)
Net realized gain	—	—	(0.14)	(0.14)	—	—

Total dividends and distributions	(0.25)	(0.58)	(0.72)	(0.70)	(0.55)	(0.71)

Redemption fees added to paid-in capital	— [4]	— [4]	— [4]	— [4]	— [4]	—

Net asset value, end of period	$7.25	$7.98	$7.92	$8.09	$8.14	$7.73

Total Investment Return
Based on net asset value[5]	(5.42)%[6,7]	8.22%[7]	7.22%[7]	8.24%[7]	12.70%[7]	26.25%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.96%[8]	0.96%	0.96%	0.96%	1.09%	1.17%

Total expenses, net of waivers and reimbursement	1.00%[8]	1.01%	0.96%	0.96%	1.10%	1.22%

Total expenses	1.18%[8]	1.24%	1.24%	1.25%	1.34%	1.36%

Net investment income	7.98%[8]	7.32%	6.98%	7.41%	7.29%	8.81%

Supplemental Data
Net assets, end of period (000)	$583,014	$586,748	$423,297	$262,920	$72,806	$82,391

Portfolio turnover	34%	69%	105%	129%	172%	212%

See Notes to Financial Statements.

184	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	High Yield Bond Portfolio

	Investor B						Investor B1
	Six Months Ended March 31, 2008	Year Ended September 30,					Six Months Ended March 31, 2008	Period Ended
	(Unaudited)	2007	2006	2005	2004	2003[1]	(Unaudited)	9/30/07[9]
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$7.92	$8.09	$8.14	$7.73	$6.75	$7.98	$7.92

Net investment income	0.28 [2]	0.54 [2]	0.50 [2]	0.55 [2]	0.52 [2]	0.65	0.29 [2]	0.56
Net realized and unrealized gain (loss)	(0.78)	0.04	(0.01)	0.04	0.38	0.98	(0.78)	0.04

Net increase (decrease) from investment operations	(0.50)	0.58	0.49	0.59	0.90	1.63	(0.49)	0.60

Dividends and distributions from:
Net investment income	(0.23)	(0.52)	(0.52)	(0.50)	(0.49)	(0.65)	(0.24)	(0.54)
Net realized gain	—	—	(0.14)	(0.14)	—	—	—	—

Total dividends and distributions	(0.23)	(0.52)	(0.66)	(0.64)	(0.49)	(0.65)	(0.24)	(0.54)

Redemption fees added to paid-in capital	— [4]	— [4]	— [4]	— [4]	— [4]	—	— [4]	— [4]

Net asset value, end of period	$7.25	$7.98	$7.92	$8.09	$8.14	$7.73	$7.25	$7.98

Total Investment Return
Based on net asset value[5]	(5.78)%[6,7]	7.44%[7]	6.43%[7]	7.44%[7]	11.87%[7]	25.34%	(5.64)%[6,7]	7.68%[6,7]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.71%[8]	1.69%	1.71%	1.71%	1.84%	1.92%	1.44%[8]	1.43%[8]

Total expenses, net of waivers and reimbursement	1.75%[8]	1.74%	1.71%	1.71%	1.85%	1.98%	1.48%[8]	1.48%[8]

Total expenses	1.86%[8]	1.84%	1.89%	1.89%	1.99%	2.12%	1.53%[8]	1.57%[8]

Net investment income	7.25%[8]	6.61%	6.31%	6.74%	6.49%	8.39%	7.53%[8]	6.90%[8]

Supplemental Data
Net assets, end of period (000)	$49,099	$66,014	$87,651	$110,420	$92,243	$107,078	$64,600	$82,924

Portfolio turnover	34%	69%	105%	129%	172%	212%	34%	69%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Redemption fees added to paid-in capital are less than $0.01 per share.
5	Total investment returns exclude the effects of sales charges.
6	Aggregate total investment return.
7	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
8	Annualized.
9	Commenced operations on October 2, 2006.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	185

Financial Highlights (continued)	High Yield Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008	Year Ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$7.98	$7.93	$8.10	$8.15	$7.74	$6.75

Net investment income	0.28 [2]	0.53 [2]	0.50 [2]	0.55 [2]	0.52 [2]	0.67
Net realized and unrealized gain (loss)	(0.78)	0.04	(0.01)	0.04	0.38	0.97

Net increase (decrease) from investment operations	(0.50)	0.57	0.49	0.59	0.90	1.64

Dividends and distributions from:
Net investment income	(0.23)	(0.52)	(0.52)	(0.50)	(0.49)	(0.65)
Net realized gain	—	—	(0.14)	(0.14)	—	—

Total dividends and distributions	(0.23)	(0.52)	(0.66)	(0.64)	(0.49)	(0.65)

Redemption fees added to paid-in capital	— [3]	— [3]	— [3]	— [3]	— [3]	—

Net asset value, end of period	$7.25	$7.98	$7.93	$8.10	$8.15	$7.74

Total Investment Return
Based on net asset value[4]	(5.77)%[5,6]	7.29%[6]	6.42%[6]	7.44%[6]	11.86%[6]	25.48%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.71%[7]	1.68%	1.71%	1.72%	1.85%	1.92%

Total expenses, net of waivers and reimbursement	1.75%[7]	1.73%	1.71%	1.72%	1.85%	1.97%

Total expenses	1.82%[7]	1.81%	1.86%	1.89%	1.99%	2.11%

Net investment income	7.23%[7]	6.59%	6.28%	6.77%	6.50%	8.14%

Supplemental Data
Net assets, end of period (000)	$63,653	$70,573	$51,917	$49,939	$61,983	$73,246

Portfolio turnover	34%	69%	105%	129%	172%	212%

See Notes to Financial Statements.

186	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (concluded)	High Yield Bond Portfolio

	Investor C1		R
	Six Months Ended March 31, 2008	Period Ended	Six Months Ended March 31, 2008	Period Ended
	(Unaudited)	9/30/07[8]	(Unaudited)	9/30/07[8]
Per Share Operating Performance
Net asset value, beginning of period	$7.99	$7.93	$7.98	$7.92

Net investment income	0.29 [2]	0.55 [2]	0.30 [2]	0.58 [2]
Net realized and unrealized gain (loss)	(0.78)	0.05	(0.78)	0.04

Net increase (decrease) from investment operations	(0.49)	0.60	(0.48)	0.62

Dividends and distributions from:
Net investment income	(0.24)	(0.54)	(0.25)	(0.56)
Net realized gain	—	—	—	—

Total dividends and distributions	(0.24)	(0.54)	(0.25)	(0.56)

Redemption fees added to paid-in capital	— [3]	— [3]	— [3]	— [3]

Net asset value, end of period	$7.26	$7.99	$7.25	$7.98

Total Investment Return
Based on net asset value[4]	(5.54)%[5,6]	7.60%[5,6]	(5.52)%[5,6]	7.95%[5,6]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	1.49%[7]	1.49%[7]	1.17%[7]	1.17%[7]

Total expenses, net of waivers and reimbursement	1.53%[7]	1.54%[7]	1.21%[7]	1.22%[7]

Total expenses	1.63%[7]	1.65%[7]	1.58%[7]	1.55%[7]

Net investment income	7.46%[7]	6.82%[7]	7.79%[7]	7.16%[7]

Supplemental Data
Net assets, end of period (000)	$34,738	$42,885	$8,792	$7,189

Portfolio turnover	34%	69%	34%	69%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Redemption fees added to paid-in capital are less than $0.01 per share.
4	Total investment returns exclude the effects of sales charges.
5	Aggregate total investment return.
6	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
7	Annualized.
8	Commenced operations on October 2, 2006.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	187

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2008, the Fund had 32 registered portfolios, 12 of which are included in these financial statements (the “Portfolios”). Each Portfolio of the Fund is authorized to issue an unlimited number of shares with a par value of $0.001. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio of the Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are sold with a front-end sales charge. Shares of Investor B, Investor B1, Investor B2, Investor C, Investor C1, and Investor C2 may be subject to a contingent deferred sales charge. R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Service, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C and R Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures (except that Investor B, Investor B1 and Investor B2 shareholders may vote on material changes to the Investor A distribution plan).

Fund Reorganizations:

The Board of Trustees (the “Board”) and shareholders of the below BlackRock Funds approved reorganizations with similarly-managed BlackRock Portfolios (the “Reorganizations”), as indicated below. The Reorganizations were a tax-free events and took place on October 16, 2006.

Target Fund	Acquiring Portfolio
BlackRock Short-Term U.S. Government Fund	BlackRock Low Duration Bond Portfolio
BlackRock U.S. Government Fund	BlackRock Government Income Portfolio
BlackRock Inflation Protected Fund	BlackRock Inflation Protected Bond Portfolio
BlackRock U.S. High Yield Fund	BlackRock High Yield Bond Portfolio

Under the agreements and plans of reorganizations with respect to the Reorganization, for the Short-Term U.S. Government Fund, U.S. Government Fund and U.S. High Yield Fund Class A Shares, Class A1 Shares, Class B Shares, Class B1 Shares, Class C Shares, Class C1 Shares, Class I Shares and Class R Shares were exchanged for BlackRock Portfolio Investor A Shares, Investor A1 Shares, Investor B1 Shares, Investor B2 Shares, Investor C1 Shares, Investor C2 Shares, Institutional Shares and R Shares, respectively. For the Inflation Protected Fund Class A Shares, Class B Shares, Class C Shares and Class I Shares were exchanged for BlackRock Portfolio Investor A Shares, Investor B Shares, Investor C Shares and Institutional Shares, respectively. The conversion ratios for each Share Class mentioned above were as follows:

BlackRock Funds	Short- Term U.S. Government	U.S. Government	Inflation Protected	U.S. High Yield
Class A	0.96952149	0.93142589	0.97119215	0.80005033
Class A1	0.92058495	—	—	—
Class B	0.97102775	0.93160068	0.96960424	—
Class B1	0.92121582	—	—	0.80025173
Class C	0.97072278	0.93317041	0.96517766	—
Class C1	0.92202907	—	—	0.79912005
Class I	0.92521085	0.93257583	0.96620319	0.80118284
R Class	—	0.93081112	—	0.80075519

The net assets before and after the Reorganization and shares issued and redeemed in the Reorganization were as follows:

BlackRock Portfolios	Net Assets Combined After Reorganization as of October 13, 2006	Net Assets Prior to Reorganization as of October 13, 2006	Portfolio’s Shares Issued	Fund’s Shares Redeemed
Low Duration Bond	$1,280,734,178	$1,143,390,693	13,929,657	14,972,357
Government Income	1,831,920,855	389,278,969	135,126,950	144,995,138
Inflation Protected Bond	109,690,593	43,604,179	6,708,545	6,937,965
High Yield Bond	1,414,523,411	1,197,794,400	27,199,953	34,000,506

Included in the net assets from the BlackRock Funds were the following components:

		Undistributed	Accumulated	Net
		Net Investment	Realized	Unrealized	Net
BlackRock Funds	Paid In Capital	Income (Loss)	Loss	Depreciation	Assets
Short-Term U.S. Government	$158,342,730	$—	$(19,579,722)	$(1,419,523)	$137,343,485
U.S. Government	1,482,683,747	—	(29,016,283)	(11,025,578)	1,442,641,886
Inflation Protected	70,851,023	—	(3,194,798)	(1,569,811)	66,086,414
U.S. High Yield	468,859,547	(712,159)	(246,393,735)	(5,024,642)	216,729,011

188	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

On October 29, 2007 (the “Reorganization Date”), the BlackRock GNMA Portfolio (“GNMA”) acquired all of the assets and certain stated liabilities of The GNMA Fund Investment Accumulation Program, Inc. (“GNMA IAP”). The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of GNMA IAP on September 21, 2007. Under the Agreement and Plan of Reorganization, 5,430,403 of GNMA IAP Shares were exchanged for 11,623,408 GNMA Institutional Shares. The assets of GNMA IAP, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. On the Reorganization Date, the net assets of GNMA valued $292,229,208 (including net assets of $110,992,357 for GNMA IAP which was comprised of $491,622 unrealized depreciation, $29,902 of undistributed net investment income, $403,957 of accumulated realized losses and $111,858,034 of paid in capital).

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: The Portfolios value investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Portfolios’ pricing service. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolios’ might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Portfolios are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolios’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

The Portfolio is not obligated for costs associated with the registration of restricted securities.

Derivative Financial Instruments: The Portfolios may engage in various portfolio investment strategies to increase the return of the Portfolios and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Swaps - The Portfolios may enter into swap agreements, which are OTC contracts in which a Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolios are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Interest rate swaps - Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps - Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the

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Notes to Financial Statements (continued)

transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit default swaps - Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

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Futures - The Portfolios may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, a Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Forward foreign exchange contracts - The Portfolios may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by a Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

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Options - The Portfolios may purchase and write call and put options. When a Portfolio writes an option, an amount equal to the premium received by a Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Asset-Backed Securities: The Portfolios may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Bank Loans: The Portfolios may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions, and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Portfolios consider these investments to be investments in debt securities for purposes of its investment policies.

The Portfolio earns and/or pays facility and other fees on floating rate loans. Other fees [earned/paid] include commitment, amendment, consent, commissions and prepayment penalty fees. These fees are amortized as premium and/or accreted as discount over the term of the loan. When a Portfolio buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by a Portfolio may include covenant waiver fees and covenant modification fees.

A Portfolio may invest in multiple series or tranches of an issuer. A different series or tranche may have varying terms and carry different associated risks.

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Floating rate loans are usually freely callable at the issuer’s option. The Portfolio may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties (“Assignments”). Participations typically will result in the Portfolio having a contractual relationship only with the lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. The Portfolio’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Collateralized Debt Obligations: The Portfolios may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is a bankruptcy remote entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cashflows of the CDO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Financing Transactions: The Portfolios may enter into financing transactions consisting of sales by a Portfolio of securities together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio’s right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Portfolios will hold liquid assets worth at least the equivalent of the amount due.

The Portfolios may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio.

If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls.

Inflation-indexed Bonds: Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to Financial Statements (continued)

Investing in Government Sponsored Enterprises: The Portfolios may invest in securities issued by the Federal Home Loan Mortgage Corp. (“Freddie Mac”) and similar U.S. government sponsored entities such as Federal National Mortgage Assoc. (“Fannie Mae”) and the Federal Home Loan Banks (“FHLB’s”). The debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and FHLB’s are neither guaranteed nor insured by the U.S. Government.

Mortgage Dollar Rolls: The Portfolios may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Portfolios are required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolios will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolios, and the income from these investments will generate income for the Portfolios.

If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolios compared with what the performance would have been without the use of dollar rolls.

Mortgage Pass-Through Securities: The Portfolios may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include Ginnie Maes, which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States Government. However, Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed mortgage pass-through certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States Government and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage backed securities (“CMBS”). These multiple class securities may be issued by GNMA, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, these securities are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities, the payments on which are used to make payments on the multiple class pass-through securities. The markets for multiple class pass-through securities may be more illiquid than those of other securities.

Classes of multiple class pass-through securities include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Preferred Stock: The Portfolios may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Repurchase Agreements: The Portfolios may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Portfolio’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Portfolios may be delayed or limited.

Reverse Repurchase Agreements: The Portfolios may enter into reverse repurchase agreements with qualified third party brokers-dealers. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statement of Assets and Liabilities. At the time a Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of

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Notes to Financial Statements (continued)

the reverse repurchase agreement. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Stripped Mortgage Backed Securities: The Portfolios may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal pre-payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Portfolios may not fully recoup its initial investment in IO’s. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board.

TBA Purchase Commitments: The Portfolios may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments”.

Trust Preferred Stock: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Zero-Coupon Bonds: The Portfolios may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Portfolio segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements, swaps or futures contracts), each Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. The Portfolios amortize all premiums and discounts on debt securities. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Portfolios are recorded on the ex-dividend dates. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. The Portfolios typically receive the income on the loaned securities but does not receive the income on the collateral. Where the Portfolios receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolios may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolios may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the

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applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 did not have a material impact on the Portfolios’ financial statements. The Portoflios file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolios’ tax returns remains open for the years ended September 30, 2004 through September 30, 2006 (except for Long Duration Bond). The statute of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund on behalf of the Portfolios entered into an Investment Advisory Agreement with the BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. For such services, each Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the following annual rates:

	Each Portfolio Except the Enhanced Income, International Bond, Inflation Protected Bond & GNMA	International Bond & GNMA	Inflation Protected Bond

Average Daily Net Assets	Investment Advisory Fee	Investment Advisory Fee	Investment Advisory Fee
first $1 billion	.500%	.550%	.400%
$1 billion – $2 billion	.450	.500	.375
$2 billion – $3 billion	.425	.475	.350
greater than $3 billion	.400	.450	.325

Enhanced Income Portfolio pays an advisory fee at an annual rate of 0.40% of average daily net assets.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, pursuant to which BFM serves as sub-advisor for all of the Portfolios.

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The Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the management fee paid by the Portfolios to the Advisor.

PFPC Trust Company (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Portfolio. Prior to January 1, 2008, the fee was paid at the following annual rates: 0.0073% of the first $250 million, 0.006% of the next $250 million, 0.0056% of the next $250 million, 0.0048% of the next $250 million and 0.004% of average daily gross assets in excess of $1 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

Prior to January 1, 2008, the fee was paid at the following annual rates: 0.0073% of the first $250 million, 0.006% of the next $250 million, 0.0056% of the next $250 million, 0.0048% of the next $250 million and 0.004% of average daily gross assets in excess of $1 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

Effective January 1, 2008, the fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

PFPC Inc. (“PFPC”) an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended March 31, 2008, the Portfolios paid the following fees in return for these services:

Enhanced Income	$79
Low Duration Bond	208,279
Intermediate Government Bond	41,574
Intermediate Bond II	19,220
Total Return II	393,402
Government Income	1,797,361
Inflation Protected Bond	38,423
GNMA	23,127
Managed Income	47,878
International Bond	15,303
High Yield Bond.	158,950

PFPC and the Advisor act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PFPC and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio or a share class.

The Portfolios have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, or its affiliates. As of March 31, 2008, the Portfolios had no securities loans to Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates. Pursuant to that order, the Portfolios have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of a Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended March 31, 2008, BIM received $0 in securities lending agent fees. PTC, the Funds’ securities lending agent prior to October 1, 2007, continues to be such agent for $81,440 in securities lent, by the High Yield Portfolio, before PTC’s services were terminated, and as of March 31, 2008 not returned.

SEMI-ANNUAL REPORT	MARCH 31, 2008	195

Notes to Financial Statements (continued)

The Fund, on behalf of the Portfolios, has entered into a Distribution Agreement with BlackRock Distributors, Inc. (“BDI”). BDI is an affiliate of BlackRock, Inc. The Fund has also adopted a Distribution Plan on behalf of each Portfolio in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan the Portfolios pay the BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

		Class Specific Fee Arrangements
		Portfolio
Share Classes		Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	Contractual Fees	None	None	N/A	None	None	None
	Actual Fees(3)	None	None	N/A	None	None	None
Institutional	Contractual Fees	None	None	None	None	None	None
	Actual Fees(3)	None	None	None	None	None	None
Service	Contractual Fees(1)	0.25%	0.25%	0.25%	0.25%	N/A	0.25%
	Actual Fees(3)	0.25%	0.25%	0.25%	0.25%	N/A	0.25%
Investor A	Contractual Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
	Actual Fees(3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Investor A1	Contractual Fees(4)	N/A	0.10%	N/A	N/A	N/A	N/A
	Actual Fees(3)	N/A	0.10%	N/A	N/A	N/A	N/A
Investor B	Contractual Fees(2)	N/A	1.00%	1.00%	1.00%	N/A	1.00%
	Actual Fees(3)	N/A	1.00%	1.00%	1.00%	N/A	1.00%
Investor B1	Contractual Fees(5)	N/A	0.75%	N/A	N/A	N/A	N/A
	Actual Fees(3)	N/A	0.75%	N/A	N/A	N/A	N/A
Investor B2	Contractual Fees(6)	N/A	0.40%	N/A	N/A	N/A	N/A
	Actual Fees(3)	N/A	0.40%	N/A	N/A	N/A	N/A
Investor C	Contractual Fees(2)	N/A	1.00%	1.00%	1.00%	N/A	1.00%
	Actual Fees(3)	N/A	1.00%	1.00%	1.00%	N/A	1.00%
Investor C1	Contractual Fees(7)	N/A	0.80%	N/A	N/A	N/A	N/A
	Actual Fees(3)	N/A	0.80%	N/A	N/A	N/A	N/A
Investor C2	Contractual Fees(6)	N/A	0.40%	N/A	N/A	N/A	N/A
	Actual Fees(3)	N/A	0.40%	N/A	N/A	N/A	N/A
R	Contractual Fees(8)	N/A	N/A	N/A	N/A	N/A	0.50%
	Actual Fees(3)	N/A	N/A	N/A	N/A	N/A	0.50%

196	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

		Class Specific Fee Arrangements
		Portfolio
Share Classes		Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	Contractual Fees	None	None	None	N/A	None	None
	Actual Fees(3)	None	None	None	N/A	None	None
Institutional	Contractual Fees	None	None	None	None	None	None
	Actual Fees(3)	None	None	None	None	None	None
Service	Contractual Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
	Actual Fees(3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Investor A	Contractual Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
	Actual Fees(3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Investor B	Contractual Fees(2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
	Actual Fees(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Investor B1	Contractual Fees(5)	0.75%	N/A	N/A	N/A	N/A	0.75%
	Actual Fees(3)	0.75%	N/A	N/A	N/A	N/A	0.75%
Investor C	Contractual Fees(2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
	Actual Fees(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Investor C1	Contractual Fees(7)	0.80%	N/A	N/A	N/A	N/A	0.80%
	Actual Fees(3)	0.80%	N/A	N/A	N/A	N/A	0.80%
R	Contractual Fees(8)	0.50%	N/A	N/A	N/A	N/A	0.50%
	Actual Fees(3)	0.50%	N/A	N/A	N/A	N/A	0.50%

(1)	the maximum annual contractual fees are comprised of a 0.25% service fee.
(2)	the maximum annual contractual fees are comprised of a 0.75% distribution fee and a 0.25% service fee.
(3)	annualized; the actual fees are for the period ended March 31, 2008.
(4)	the maximum annual contractual fees are comprised of a 0.10% service fee.
(5)	the maximum annual contractual fees are comprised of a 0.50% distribution fee and a 0.25% service fee.
(6)	the maximum annual contractual fees are comprised of a 0.30% distribution fee and a 0.10% service fee.
(7)	the maximum annual contractual fees are comprised of a 0.55% distribution fee and a 0.25% service fee.
(8)	the maximum annual contractual fees are comprised of a 0.25% distribution fee and a 0.25% service fee.

For the period ended March 31, 2008, the Portfolios paid to affiliates the following fees in return for distribution and sales support services:

Enhanced Income	$126
Low Duration Bond	265,297
Intermediate Government Bond	149,274
Intermediate Bond II	48,430
Long Duration Bond	33
Total Return II	422,048
Government Income	2,103,231
Inflation Protected Bond	189,092
GNMA	70,012
Managed Income	298,455
International Bond	87,714
High Yield Bond	448,789

SEMI-ANNUAL REPORT	MARCH 31, 2008	197

Notes to Financial Statements (continued)

The Advisor maintains a call center which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. During the period ended March 31, 2008, the following amounts have been accrued by each Portfolio to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Share Classes	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	$56	$2,623	$—	$966	$83	$4,285
Institutional	47	879	832	826	1	3,907
Service	6	1,416	29	1,311	—	593
Investor A	9	3,962	12,668	1,007	1	9,003
Investor A1	—	409	—	—	—	—
Investor B	—	887	4,147	255	—	1,006
Investor B1	—	16	—	—	—	—
Investor B2	—	173	—	—	—	—
Investor C	—	1,050	774	208	—	1,126
Investor C1	—	54	—	—	—	—
Investor C2	—	220	—	—	—	—
R	—	—	—	—	—	5

Total	$118	$11,689	$18,450	$4,573	$85	$19,925

Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	$7	$13	$31	$—	$1,132	$1,231
Institutional	750	63	5,521	1,343	2,518	2,518
Service	25	28	65	1,005	1,212	1,935
Investor A	16,043	538	614	553	10,215	80,742
Investor B	1,818	238	531	123	1,185	3,836
Investor B1	1,579	—	—	—	—	925
Investor C	1,709	370	422	41	1,758	2,160
Investor C1	1,499	—	—	—	—	406
R	224	—	—	—	—	51

Total	$23,654	$1,250	$7,184	$3,065	$18,020	$93,804

For the period ended March 31, 2008, the following charts show the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

	Administration Fees
Share Classes	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	$1,047	$48,802	$—	$32,059	$4,559	$114,428
Institutional	2,691	45,340	25,473	39,075	1,499	104,436
Service	6	32,085	142	32,704	—	7,980
Investor A	13	9,787	31,142	4,224	3	29,597
Investor A1	—	4,868	—	—	—	—
Investor B	—	2,635	4,061	753	—	3,739
Investor B1	—	151	—	—	—	—
Investor B2	—	1,310	—	—	—	—
Investor C	—	4,776	1,772	1,356	—	10,199
Investor C1	—	1,195	—	—	—	—
Investor C2	—	3,333	—	—	—	—
R	—	—	—	—	—	11

Total	$3,757	$154,282	$62,590	$110,171	$6,061	$270,390

198	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

	Administration Fees (continued)
Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	$1	$846	$918	$—	$10,709	$40,354
Institutional	33,728	4,637	27,434	62,795	27,213	44,352
Service	109	451	1,038	28,560	8,055	21,798
Investor A	93,347	4,060	1,934	2,720	15,222	69,763
Investor B	3,005	1,198	1,335	472	1,550	7,302
Investor B1	19,253	—	—	—	—	9,238
Investor C	5,024	6,195	2,132	290	5,310	8,351
Investor C1	23,351	—	—	—	—	4,844
R	6,597	—	—	—	—	1,010

Total	$184,415	$17,387	$34,791	$94,837	$68,059	$207,012

	Administration Fees Waived
Share Classes	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	$1,011	$48,481	$—	$31,997	$4,506	$114,429
Institutional	—	30,890	25,473	—	614	—
Service	5	—	65	—	—	5,215
Investor A	6	2,439	155	—	1	8,793
Investor A1	—	4,852	—	—	—	—
Investor B	—	1,949	4,036	261	—	19
Investor B1	—	151	—	—	—	—
Investor B2	—	1,302	—	—	—	—
Investor C	—	1,422	160	—	—	—
Investor C1	—	2	—	—	—	—
Investor C2	—	—	—	—	—	—
R	—	—	—	—	—	2

Total	$1,022	$91,488	$29,889	$32,258	$5,121	$128,458

Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	$1	$642	$918	$—	$22	$40,354
Institutional	33,644	—	19,765	50,837	—	7
Service	—	—	—	6,954	—	246
Investor A	517	513	—	14	5,860	69,763
Investor B	—	761	—	15	—	7,257
Investor B1	15,973	—	—	—	—	2,136
Investor C	447	1,214	—	3	—	5,476
Investor C1	23,352	—	—	—	—	4,844
R	6,597	—	—	—	—	1,010

Total	$80,531	$3,130	$20,683	$57,823	$5,882	$131,093

	Transfer Agent Fees
Share Classes	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	$129	$14,704	$—	$1,220	$186	$6,422
Institutional	250	125,200	16,315	10,725	12	402,245
Service	79	139,651	228	129,508	—	62,514
Investor A	96	53,403	161,427	16,314	12	167,567
Investor A1	—	30,134	—	—	—	—
Investor B	—	18,317	45,365	6,248	—	28,843
Investor B1	—	1,361	—	—	—	—
Investor B2	—	11,927	—	—	—	—
Investor C	—	25,392	12,403	7,461	—	57,136
Investor C1	—	3,929	—	—	—	—
Investor C2	—	12,899	—	—	—	—
R	—	—	—	—	—	39

Total	$554	$436,917	$235,738	$171,476	$210	$724,766

SEMI-ANNUAL REPORT	MARCH 31, 2008	199

Notes to Financial Statements (continued)

	Transfer Agent Fees (continued)
Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	$22	$155	$46	$—	$9,601	$2,217
Institutional	430,479	3,945	109,960	10,093	41,881	47,939
Service	82	241	507	43,593	30,806	134,049
Investor A	935,548	10,842	7,779	8,951	122,689	779,406
Investor B	30,275	6,758	9,265	2,838	16,581	55,329
Investor B1	237,949	—	—	—	—	41,356
Investor C	59,625	23,620	10,202	1,749	27,619	51,337
Investor C1	357,925	—	—	—	—	30,510
R	95,964	—	—	—	—	16,478

Total	$2,147,869	$45,561	$137,759	$67,224	$249,177	$1,158,621

	Transfer Agent Fees Waived
Share Classes	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	$72	$3,519	$—	$1,113	$130	$5,922
Institutional	—	725	1,163	—	1	—
Service	7	—	13	—	—	678
Investor A	2	1	—	—	1	410
Investor A1	—	572	—	—	—	—
Investor B	—	852	5,324	74	—	—
Investor B1	—	21	—	—	—	—
Investor B2	—	239	—	—	—	—
Investor C	—	—	7	—	—	—
R	—	—	—	—	—	4

Total	$81	$5,929	$6,507	$1,187	$132	$7,014

Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	$7	$4	$36	$—	$—	$1,565
Institutional	1,057	—	10,212	431	—	—
Service	—	—	—	117	—	141
Investor A	629	118	—	5	3,116	113,233
Investor B	—	221	—	3	—	4,846
Investor B1	1,567	—	—	—	—	—
Investor C	—	36	—	2	—	850
Investor C1	2,084	—	—	—	—	1,121
R	328	—	—	—	—	72

Total	$5,672	$379	$10,248	$558	$3,116	$121,828

	Transfer Agent Fees Reimbursed
Share Classes	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	$47	$10,657	$—	$2	$54	$477
Institutional	—	54,015	15,076	—	4	—
Service	28	—	25	—	—	13,659
Investor A	2	—	—	—	3	785
Investor A1	—	6,138	—	—	—	—
Investor B	—	1,286	4,121	9	—	—
Investor B1	—	539	—	—	—	—
Investor B2	—	4,539	—	—	—	—
Investor C	—	—	—	—	—	—
Investor C1	—	—	—	—	—	—
Investor C2	—	—	—	—	—	—
R	—	—	—	—	—	2

Total	$77	$77,174	$19,222	$11	$61	$14,923

200	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

	Transfer Agent Fees Reimbursed (continued)
Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	$15	$11	$2	$—	$—	$635
Institutional	93,683	—	73,011	784	—	—
Service	—	—	—	481	—	2,000
Investor A	3,643	13	—	45	49	185,455
Investor B	—	713	—	26	—	4,634
Investor B1	33,315	—	—	—	—	—
Investor C	—	26	—	15	—	107
Investor C1	97,242	—	—	—	—	3,456
R	27,187	—	—	—	—	11,612

Total	$255,085	$763	$73,013	$1,351	$49	$207,899

	Service Fees
Share Classes	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
Service.	$54	$320,666	$1,440	$327,614	$—	$79,870
Investor A	127	97,830	310,315	42,269	33	295,827
Investor A1	—	19,478	—	—	—	—
Investor B	—	26,198	40,179	7,511	—	37,332
Investor B1	—	1,512	—	—	—	—
Investor B2	—	5,228	—	—	—	—
Investor C	—	47,527	17,667	13,540	—	101,801
Investor C1	—	11,949	—	—	—	—
Investor C2	—	13,331	—	—	—	—
R	—	—	—	—	—	108

Total	$181	$543,719	$369,601	$390,934	$33	$514,938

Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
Service	$1,103	$4,508	$10,425	$286,263	$80,266	$217,761
Investor A	1,139,736	40,467	19,304	27,200	152,005	746,874
Investor B	29,012	11,977	13,300	4,710	15,465	72,772
Investor B1	192,227	—	—	—	—	92,234
Investor C	50,183	61,955	21,206	2,901	53,031	83,478
Investor C1	233,694	—	—	—	—	48,464
R	66,040	—	—	—	—	10,117

Total	$1,711,995	$118,907	$64,235	$321,074	$300,767	$1,271,700

	Distribution Fees
Share Classes	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Total Return II
Investor B	$78,593	$121,501	$22,534	$111,997
Investor B1	3,024	—	—	—
Investor B2	15,686	—	—	—
Investor C	142,583	53,005	40,619	305,404
Investor C1	26,288	—	—	—
Investor C2	39,994	—	—	—
R	—	—	—	108

Total	$306,168	$174,506	$63,153	$417,509

SEMI-ANNUAL REPORT	MARCH 31, 2008	201

Notes to Financial Statements (continued)

	Distribution Fees (continued)
Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
Investor B	$87,060	$35,931	$39,900	$14,132	$46,426	$218,522
Investor B1	384,465	—	—	—	—	184,706
Investor C	150,566	185,867	63,620	8,703	159,100	250,437
Investor C1	514,129	—	—	—	—	106,621
R	66,040	—	—	—	—	10,117

Total	$1,202,260	$221,798	$103,520	$22,835	$205,526	$770,403

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Enhanced Income	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Long Duration Bond	Total Return II
BlackRock	0.30%	0.40%	NA	0.45%	0.40%	0.40%
Institutional	0.40%	0.55%	0.60%	0.60%	0.55%	0.55%
Service	0.75%	0.85%	0.90%	0.90%	NA	0.85%
Investor A.	0.80%	0.81%	1.07%	0.95%	0.90%	0.81%
Investor A1	NA	0.62%[1]	NA	NA	NA	NA
Investor B	NA	1.56%	1.82%	1.70%	NA	1.65%
Investor B1	NA	1.29%[1]	NA	NA	NA	NA
Investor B2	NA	0.94%[1]	NA	NA	NA	NA
Investor C	NA	1.56%	1.82%	1.70%	NA	1.65%
Investor C1	NA	1.33%[1]	NA	NA	NA	NA
Investor C2	NA	0.94%[1]	NA	NA	NA	NA
R	NA	NA	NA	NA	NA	1.10%

	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
BlackRock	0.45%	0.30%	0.45%	NA	0.78%	0.55%
Institutional	0.70%[1]	0.40%	0.60%	0.65%	1.03%	0.70%
Service	0.90%	0.75%	0.90%	0.95%	1.33%	1.00%
Investor A	1.07%	0.85%	1.07%	1.12%	1.19%	0.96%
Investor A1	NA	NA	NA	NA	NA	NA
Investor B	1.82%	1.60%	1.82%	1.87%	2.25%	1.71%
Investor B1	1.47%[1]	NA	NA	NA	NA	1.44%[1]
Investor B2	NA	NA	NA	NA	NA	NA
Investor C	1.82%	1.60%	1.82%	1.87%	2.25%	1.71%
Investor C1	1.53%[1]	NA	NA	NA	NA	1.49%[1]
Investor C2	NA	NA	NA	NA	NA	NA
R	1.21%[1]	NA	NA	NA	NA	1.17%[1]

1	BlackRock has agreed to voluntarily waive or reimburse certain fees or expenses to limit expenses as stated above. The voluntary waiver or reimbursement may be reduced or discontinued at any time; however, BlackRock has agreed not to reduce or discontinue this waiver or reimbursement for a period of two years after the closing of the Reorganization unless approved by the trustees of the Fund, including a majority of the non-interested trustees.

If operating expenses, within two years following a waiver or reimbursement of the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor, are less than the expense limit for that share class, the share class is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board has approved the payments to the Advisor at the previous quarterly meeting.

202	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

At March 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2009	2010	2011
Enhanced Income	$166,825	$151,856	$30,295
Low Duration Bond	2,571,371	2,385,965	517,739
Intermediate Government Bond	—	261,075	36,591
Intermediate Bond II	1,296,977	1,153,520	196,899
Long Duration Bond	—	76,977	41,455
Total Return II	3,912,240	5,267,973	773,201
Government Income	319,873	3,411,799	559,310
Inflation Protected Bond	187,402	310,871	79,009
GNMA	220,588	425,882	196,703
Managed Income	102,081	116,101	24,039
International Bond	195,671	49,991	—
High Yield Bond	—	2,109,158	347,084

The following waivers previously recorded by the Portfolios, which were subject to recoupment by the Advisor expired on January 31, 2008:

Enhanced Income	$237,516
Low Duration Bond	3,977,877
Intermediate Bond II	$2,101,789
Total Return II	5,856,434
Government Income	787,864
Inflation Protected Bond	256,149
GNMA	661,884
Managed Income	1,200,201
International Bond	55,064

For the period ended March 31, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolios’ Investor A shares as follows:

Low Duration Bond	$22,289
Intermediate Government Bond	14,482
Intermediate Bond II	21,131
Total Return II	297,306
Government Income	68,743
Inflation Protected Bond	87,713
GNMA	9,968
Managed Income	9,108
International Bond	7,338
High Yield Bond	35,202

For the period ended March 31, 2008, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, B, B1, B2, C, C1 and C2 shares:

Share Classes	Low Duration Bond	Intermediate Government Bond	Intermediate Bond II	Total Return II
Investor A	$18,256	$79	$—	$120
Investor B	21,217	23,371	9,636	19,728
Investor B1	1,998	—	—	—
Investor B2	203	—	—	—
Investor C	5,794	2,383	478	10,206
Investor C2	520	—	—	—

Share Classes	Government Income	Inflation Protected Bond	GNMA	Managed Income	International Bond	High Yield Bond
Investor A	$195	$—	$—	$—	$1,566	$16,671
Investor B	23,353	10,247	10,274	4,338	21,916	83,018
Investor B1	26,044	—	—	—	—	29,543
Investor C	3,128	5,370	2,086	51	2,989	10,217
Investor C1	620	—	—	—	—	480

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PFPC on behalf of the Portfolios. The income earned for the period ended March 31, 2008, was as follows:

Enhanced Income	$4
Low Duration Bond	1,305
Intermediate Government Bond	2,407
Intermediate Bond II	267
Long Duration Bond	1
Total Return II	1,791
Government Income	$2,433
Inflation Protected Bond	197
GNMA	1,273
Managed Income	120
International Bond	2,466
High Yield Bond	12,602

The Portfolios may also receive earnings credits related to cash balances with PFPC which are shown on the Statements of Operations as fees paid indirectly.

SEMI-ANNUAL REPORT	MARCH 31, 2008	203

Notes to Financial Statements (continued)

Due to a processing error the Government Income Portfolio incurred an excise tax expense of $193,256, which was reimbursed by an affiliate of the Portfolio, as shown on the Statements of Operations.

During the period ended March 31, 2008, the following Portfolios received reimbursements from an affiliate, which are included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors. The amounts of the reimbursements to the Portfolios were:

Long Duration Bond	$1,779
Managed Income	2,576
International Bond	50,272
High Yield Bond	103,417

Certain officers and/or trustees of the Portfolios are officers and/or trustees/directors of BlackRock, Inc. or its affiliates.

3. Investments:

For the period ended March 31, 2008, purchases and sales of securities including paydowns, but excluding short-term investments, dollar rolls securities, were as follows:

	Purchases	Sales
Enhanced Income	$5,426,225	$14,905,935
Low Duration Bond	474,555,319	290,914,186
Intermediate Government Bond	92,530,226	140,025,019
Intermediate Bond II	367,760,941	435,304,054

	Purchases	Sales
Long Duration Bond	$46,856,328	$25,204,093
Total Return II	2,198,224,566	2,093,346,837
Government Income	2,168,312,092	2,772,009,160
Inflation Protected Bond	5,947,343	3,026,998
GNMA	365,121,846	352,867,453
Managed Income	79,256,210	729,928,734
International Bond	244,468,565	248,003,573
High Yield Bond	565,111,177	529,105,942

For the period ended March 31, 2008, purchases and sales of U.S. government securities were as follows:

	Purchases	Sales
Intermediate Government Bond	$329,693,473	$241,099,648
Intermediate Bond II	326,176,013	259,121,210
Long Duration Bond	31,947,526	23,968,665
Total Return II	2,290,314,658	2,440,856,930
Government Income	38,221,074,165	38,274,272,213
Inflation Protected Bond	218,202,373	68,526,900
GNMA	335,290,777	352,461,103
Managed Income	553,091,571	551,068,356
International Bond	37,163,342	43,058,854

Written option transactions entered into during the period ended March 31, 2008 are summarized as follows:

	Enhanced Income		Low Duration Bond		Intermediate Government Bond
	Contracts	Premium	Contracts	Premium	Contracts	Premium
Balance at 9/30/07	(160)	$(19,000)	(13,698)	$(3,705,040)	(7,850)	$(2,809,332)
Written	(96)	(13,728)	(14,886)	(5,133,046)	(4,433)	(1,995,669)
Expired	96	13,728	5,064	663,880	2,070	525,451
Closed	160	19,000	19,380	7,682,580	32	18,410

Balance at 3/31/08	—	$—	(4,140)	$(491,626)	(10,181)	$(4,261,140)

	Intermediate Bond II		Long Duration Bond		Total Return II
	Contracts	Premium	Contracts	Premium	Contracts	Premium
Balance at 9/30/07	(14,754)	$(5,367,543)	—	$—	(40,616)	$(14,333,475)
Written	(7,831)	(3,526,578)	(177)	(24,963)	(50,242)	(21,066,704)
Expired	3,665	931,224	167	17,951	12,670	3,258,833
Closed	56	32,218	—	—	212	121,969

Balance at 3/31/08	(18,864)	$(7,930,679)	(10)	$(7,012)	(77,976)	$(32,019,377)

	Managed Income		International Bond		High Yield Bond
	Contracts	Premium	Contracts	Premium	Contracts	Premium
Balance at 9/30/07	(10,384)	$(3,758,690)	(5,900)	$(1,750,235)	—	$—
Written	(6,792)	(3,057,146)	—	—	(452)	(278,700)
Expired	3,048	780,744	2,120	447,849	452	278,700
Closed	48	27,616	—	—	—	—

Balance at 3/31/08	(14,080)	$(6,007,476)	(3,780)	$(1,302,386)	—	$—

204	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

	Government Income		Inflation Protected Bond		GNMA
	Contracts	Premium	Contracts	Premium	Contracts	Premium
Balance at 9/30/07	(1,220)	$(533,140)	(4,168)	$(1,145,271)	(600)	$(262,200)
Written	(30,960)	(13,167,700)	—	—	(800)	(382,000)
Expired	—	—	1,824	398,652	—	—
Closed	—	—	4	2,249	—	—

Balance at 3/31/08	(32,180)	$(13,700,840)	(2,340)	$(744,370)	(1,400)	$(644,200)

4. Capital Shares:

Transactions in capital shares for each period were as follows:

	Enhanced Income
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
BlackRock	—	$—	356,275	$3,500,037
Institutional	1,264,892	12,323,949	956,502	9,401,362
Service	2,490	24,000	3,398	32,920
Investor A	19,998	191,605	37,086	364,927
Shares issued in reinvestment of dividends:
BlackRock	10,594	102,539	23,169	227,675
Institutional	55	531	58	566
Service	98	933	167	1,618
Investor A	195	1,870	279	2,734
Shares redeemed:
BlackRock	(1,620,225)	(15,823,122)	(163,300)	(1,598,789)
Institutional	(1,077,190)	(10,403,124)	(2,238,530)	(22,023,790)
Service	(2,490)	(23,901)	(1,335)	(12,952)
Investor A	(3,460)	(33,385)	(33,607)	(330,622)

Net decrease	(1,405,043)	$(13,638,105)	(1,059,838)	$(10,434,314)

SEMI-ANNUAL REPORT	MARCH 31, 2008	205

Notes to Financial Statements (continued)

	Low Duration Bond
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Value	Shares	Value
Shares issued from the reorganization:
Institutional	—	$—	880,899	$8,430,504
Investor A	—	—	1,048,985	10,470,319
Investor A1	—	—	4,829,200	47,601,726
Investor B1	—	—	214,159	2,137,645
Investor B2	—	—	1,986,574	19,681,724
Investor C1	—	—	1,371,898	13,776,204
Investor C2	—	—	3,597,942	36,664,887
Shares sold:
BlackRock	3,339,448	33,389,948	14,129,173	139,578,097
Institutional	20,514,924	204,478,461	8,683,095	86,096,996
Service	3,580,128	35,789,358	5,892,113	58,251,758
Investor A	2,632,690	26,373,717	2,748,344	27,197,371
Investor A1	289,172	2,892,369	581,375	5,645,210
Investor B	98,588	989,339	198,578	1,964,859
Investor B1	5,547	55,118	40,306	393,994
Investor B2	30,843	308,348	106,633	1,011,084
Investor C	701,179	7,031,586	660,576	6,541,272
Investor C1	4,264	42,642	23,362	203,797
Investor C2	3,053	30,417	9,499	29,739
Shares issued in reinvestment of dividends:
BlackRock	668,721	6,669,854	1,694,170	16,741,620
Institutional	521,348	5,206,143	220,494	2,189,493
Service	548,963	5,479,280	1,009,295	9,984,110
Investor A	148,193	1,479,716	255,914	2,532,391
Investor A1	66,276	661,838	138,347	1,369,416
Investor B	29,164	291,135	71,318	705,505
Investor B1	2,135	21,305	5,365	53,052
Investor B2	17,011	169,697	45,620	451,005
Investor C	56,099	559,804	117,760	1,164,449
Investor C1	13,460	134,324	30,373	300,341
Investor C2	30,797	307,322	65,981	652,463
Shares redeemed:
BlackRock	(7,298,872)	(72,774,822)	(28,494,033)	(281,995,116)
Institutional	(4,892,098)	(48,959,624)	(9,401,830)	(92,877,212)
Service	(3,312,189)	(33,138,069)	(6,710,714)	(66,315,401)
Investor A	(1,652,267)	(16,508,447)	(4,059,846)	(40,145,593)
Investor A1	(500,852)	(5,005,405)	(1,576,514)	(15,584,541)
Investor B	(377,935)	(3,777,306)	(1,267,532)	(12,526,067)
Investor B1	(41,804)	(416,585)	(115,658)	(1,144,465)
Investor B2	(274,819)	(2,746,690)	(979,598)	(9,671,603)
Investor C	(668,900)	(6,675,809)	(2,012,812)	(19,877,734)
Investor C1	(93,495)	(935,159)	(437,944)	(4,324,858)
Investor C2	(212,547)	(2,124,226)	(903,290)	(8,924,829)

Net increase (decrease)	13,976,225	$139,299,579	(5,302,423)	$(51,566,388)

206	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

	Intermediate Government Bond
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
Institutional	3,103,950	$32,585,447	3,443,663	$34,951,151
Service	12,173	128,785	228,861	2,329,921
Investor A	1,586,442	16,666,176	2,026,907	20,634,624
Investor B	103,924	1,092,737	149,612	1,522,208
Investor C	413,387	4,345,957	267,341	2,720,887
Shares issued in reinvestment of dividends:
Institutional	94,908	996,434	185,182	1,882,388
Service	1,411	14,810	4,213	42,816
Investor A	361,356	3,802,585	765,208	7,796,172
Investor B	42,162	442,356	111,663	1,135,075
Investor C	18,486	194,358	33,549	341,248
Shares redeemed:
Institutional	(1,971,897)	(20,662,044)	(3,240,292)	(32,917,342)
Service	(9,492)	(98,088)	(204,164)	(2,073,777)
Investor A	(2,258,180)	(23,656,382)	(6,821,187)	(69,373,002)
Investor B	(807,903)	(8,452,757)	(1,881,896)	(19,113,269)
Investor C	(279,542)	(2,933,936)	(440,451)	(4,478,461)

Net increase (decrease)	411,185	$4,466,438	(5,371,791)	$(54,599,361)

	Intermediate Bond II
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
BlackRock	3,357,561	$31,783,531	6,764,477	$62,129,871
Institutional	6,054,872	57,180,093	28,675,612	264,550,341
Service	2,814,705	26,522,137	12,637,845	116,463,226
Investor A	1,552,835	14,669,928	1,436,723	13,231,725
Investor B	51,599	487,184	86,985	802,215
Investor C	670,944	6,371,791	338,115	3,114,334
Shares issued in reinvestment of dividends:
BlackRock	351,270	3,318,128	1,279,456	11,801,092
Institutional	295,249	2,790,331	416,001	3,836,785
Service	614,944	5,809,513	1,025,990	9,462,465
Investor A	69,941	660,675	123,379	1,137,710
Investor B	9,047	85,435	21,028	193,955
Investor C	18,562	164,133	27,546	254,300
Shares redeemed:
BlackRock	(4,629,623)	(43,599,370)	(22,826,076)	(210,484,691)
Institutional	(3,724,821)	(35,126,334)	(29,774,207)	(274,858,970)
Service	(3,732,222)	(35,251,037)	(5,855,967)	(53,945,666)
Investor A	(542,490)	(5,097,948)	(1,381,388)	(12,749,668)
Investor B	(110,172)	(1,038,427)	(305,976)	(2,821,502)
Investor C	(134,618)	(1,270,078)	(313,774)	(2,900,493)

Net increase (decrease)	2,987,583	$28,459,685	(7,624,231)	$(70,782,971)

SEMI-ANNUAL REPORT	MARCH 31, 2008	207

Notes to Financial Statements (continued)

	Long Duration Bond
	Period Ended
	March 31, 2008
	Shares	Value
Shares sold:
BlackRock	5,937,288	$59,212,766
Institutional	2,159,559	21,342,483
Service	—	—
Investor A	7,148	70,543
Shares issued in reinvestment of dividends:
BlackRock	90,063	905,304
Institutional	28,110	282,650
Investor A	—	—
Shares redeemed:
BlackRock	—	—
Institutional	(1,180)	(11,520)

Net increase	8,220,988	$81,802,226

	Total Return II
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
BlackRock	16,878,024	$161,948,593	43,658,224	$413,441,993
Institutional	25,354,293	241,644,621	72,534,238	686,181,785
Service	1,392,607	13,374,947	11,270,141	106,990,899
Investor A	6,027,404	57,711,109	10,240,718	96,799,099
Investor B	324,904	3,110,378	539,617	5,111,362
Investor C	1,803,754	17,226,899	3,442,338	32,613,585
R	14,894	144,135	2,450	23,238
Shares issued in reinvestment of dividends:
BlackRock	2,824,683	27,098,630	6,070,751	57,457,480
Institutional	1,346,371	12,890,057	2,305,966	21,756,944
Service	134,509	1,288,342	238,108	2,252,267
Investor A	475,348	4,555,596	983,837	9,300,462
Investor B	43,335	415,103	100,905	953,946
Investor C	123,107	1,174,593	198,405	1,871,050
R	151	1,445	2	20
Shares redeemed:
BlackRock	(30,838,367)	(295,596,926)	(49,729,675)	(471,338,979)
Institutional	(29,521,051)	(280,664,716)	(28,409,892)	(267,522,781)
Service	(782,275)	(7,464,555)	(18,604,639)	(176,862,463)
Investor A	(7,186,732)	(68,821,115)	(11,099,617)	(104,581,523)
Investor B	(467,491)	(4,464,270)	(1,550,296)	(14,644,374)
Investor C	(1,084,124)	(10,307,124)	(1,912,840)	(18,057,785)
R	(2,129)	(20,117)	(16)	(150)

Net increase (decrease)	(13,138,785)	$(124,754,375)	40,278,725	$381,746,075

208	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

	Government Income
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Value	Shares	Value
Shares issued from the reorganization:
Institutional	—	$—	28,675,353	$302,162,641
Investor A	—	—	62,249,281	657,659,815
Investor B1	—	—	21,093,933	241,675,355
Investor C1	—	—	20,028,287	220,637,708
R	—	—	3,080,096	33,032,973
Shares sold:
BlackRock	1,198	13,181	2,215	26,380
Institutional	5,622,847	60,525,405	10,961,036	115,092,449
Service	27,708	301,970	87,988	922,264
Investor A	13,476,551	145,045,728	36,746,719	389,392,524
Investor B	261,799	2,862,306	357,904	3,787,834
Investor B1	956,262	10,338,440	1,678,656	17,407,114
Investor C	1,414,518	15,234,258	1,412,941	14,882,804
Investor C1	1,764,514	18,981,560	4,899,145	51,544,625
R	2,137,238	22,974,092	2,713,558	28,374,475
Shares issued in reinvestment of dividends:
BlackRock	23	246	37,718	401,141
Institutional	595,934	6,419,631	1,229,729	12,975,349
Service	1,473	15,916	1,098	11,405
Investor A	1,679,997	18,122,203	3,771,934	39,801,948
Investor B	32,691	352,815	82,637	873,760
Investor B1	231,628	2,497,973	555,649	5,875,255
Investor C	59,547	642,268	103,773	1,094,222
Investor C1	299,700	3,228,517	614,732	6,480,799
R	107,990	1,165,246	151,651	1,597,294
Shares redeemed:
BlackRock	(158)	(1,713)	(917,138)	(9,437,521)
Institutional	(13,065,999)	(140,724,859)	(14,534,415)	(154,250,687)
Service	(9,603)	(103,726)	(27,151)	(279,735)
Investor A	(22,861,322)	(244,582,063)	(41,827,831)	(438,890,080)
Investor B	(427,078)	(4,532,926)	(1,092,573)	(11,534,599)
Investor B1	(3,086,844)	(32,941,035)	(7,728,601)	(81,845,600)
Investor C	(667,516)	(7,119,594)	(1,183,215)	(12,455,790)
Investor C1	(2,829,250)	(30,247,044)	(7,619,159)	(80,456,973)
R	(1,520,292)	(16,307,979)	(1,298,234)	(13,656,735)

Net increase (decrease)	(15,796,444)	$(167,839,184)	124,307,716	$1,342,902,414

SEMI-ANNUAL REPORT	MARCH 31, 2008	209

Notes to Financial Statements (continued)

	Inflation Protected Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares issued from the reorganization:
Institutional	—	$—	448,788	$4,552,814
Investor A	—	—	1,084,642	10,916,124
Investor B	—	—	1,091,714	11,002,141
Investor C	—	—	4,083,401	41,164,123
Shares sold:
BlackRock	913,568	9,494,868	327	3,338
Institutional	3,619,513	38,691,566	792,071	7,809,874
Service	565,561	6,122,294	242,894	2,419,121
Investor A	6,076,319	65,120,762	1,131,007	11,166,722
Investor B	248,598	2,659,335	58,278	558,331
Investor C	4,188,007	45,118,898	737,247	7,238,560
Shares issued in reinvestment of dividends:
BlackRock	10,552	110,933	840	8,147
Institutional	29,268	314,703	18,350	181,166
Service	1,112	12,106	131	1,298
Investor A	40,598	434,186	53,012	519,567
Investor B	10,303	109,538	20,280	198,879
Investor C	55,106	589,595	85,782	845,153
Shares redeemed:
BlackRock	(43,087)	(451,773)	(1,621,094)	(15,917,751)
Institutional	(431,066)	(4,577,703)	(482,988)	(4,778,704)
Service	(126,118)	(1,398,364)	(64,732)	(634,989)
Investor A	(1,030,762)	(11,084,607)	(1,064,626)	(10,493,586)
Investor B	(111,975)	(1,173,428)	(503,283)	(4,951,116)
Investor C	(444,474)	(4,707,538)	(1,778,022)	(17,610,445)

Net increase	13,571,023	$145,385,371	4,334,019	$44,198,767

	GNMA
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
BlackRock	46	$6,273	13,088	$125,007
Institutional	13,133,824	126,150,037	2,777,279	26,333,149
Service	540,389	5,302,814	256,251	2,433,826
Investor A	492,892	4,853,190	490,416	4,682,007
Investor B	52,930	519,460	43,558	413,714
Investor C	379,067	3,711,910	196,460	1,870,667
Shares issued in reinvestment of dividends:
BlackRock	17,801	171,452	67,911	643,214
Institutional	233,485	2,288,438	14,769	139,796
Service	20,169	196,849	14,969	140,462
Investor A	32,531	318,691	64,704	615,751
Investor B	17,368	169,500	43,568	413,468
Investor C	21,207	206,934	47,878	453,948
Shares redeemed:
BlackRock	(1,271,206)	(12,483,244)	(13,265)	(126,549)
Institutional	(1,219,651)	(11,823,395)	(1,586,922)	(15,023,147)
Service	(121,736)	(1,185,501)	(334,035)	(3,166,806)
Investor A	(187,604)	(1,831,152)	(482,619)	(4,589,869)
Investor B	(165,386)	(1,600,748)	(449,284)	(4,267,355)
Investor C	(208,894)	(2,024,397)	(556,389)	(5,282,924)

Net increase	11,767,232	$112,947,111	608,337	$5,808,359

210	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

	Managed Income
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
Institutional	1,479,735	$14,990,848	6,414,252	$63,815,832
Service	3,812,688	38,585,430	11,281,642	112,471,599
Investor A	326,846	3,325,193	354,147	3,523,464
Investor B	122,603	1,243,372	55,925	558,430
Investor C	42,576	431,412	175,801	1,739,900
Shares issued in reinvestment of dividends:
Institutional	36,609	371,690	55,411	551,968
Service	446,721	4,536,256	648,961	6,459,315
Investor A	41,023	416,621	82,733	824,685
Investor B	5,007	50,847	11,796	117,569
Investor C	3,374	34,191	4,030	40,012
Shares redeemed:
Institutional	(4,536,933)	(45,943,284)	(10,797,020)	(107,412,149)
Service	(3,419,922)	(34,562,171)	(5,471,379)	(54,501,911)
Investor A	(227,197)	(2,303,718)	(713,142)	(7,113,309)
Investor B	(190,472)	(1,948,094)	(191,419)	(1,901,057)
Investor C	(38,685)	(392,460)	(69,752)	(692,597)

Net increase (decrease)	(2,096,027)	$(21,163,867)	1,841,986	$18,481,751

	International Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
BlackRock	1,041,045	$12,497,072	9,844,942	$109,321,101
Institutional	1,378,564	16,619,871	3,436,401	37,913,192
Service	875,916	10,589,487	2,939,962	32,724,325
Investor A	2,566,046	30,969,048	2,329,103	25,831,118
Investor B	48,968	590,904	38,969	433,406
Investor C	907,327	11,018,523	743,409	8,272,175
Shares issued in reinvestment of dividends:
BlackRock	52,047	632,267	99,210	1,111,279
Institutional	97,852	1,186,845	171,113	1,909,434
Service	65,154	789,059	152,866	1,706,519
Investor A	123,382	1,494,966	242,080	2,701,064
Investor B	8,988	109,061	17,600	196,584
Investor C	32,468	395,055	59,418	664,899
Shares redeemed:
BlackRock	(1,848,721)	(22,197,023)	(15,554,227)	(172,555,631)
Institutional	(2,833,614)	(34,430,201)	(6,102,328)	(67,495,349)
Service	(2,120,163)	(25,589,234)	(3,635,635)	(40,325,324)
Investor A	(1,367,210)	(16,454,802)	(5,845,649)	(64,816,663)
Investor B	(179,004)	(2,157,605)	(382,658)	(4,237,361)
Investor C	(552,719)	(6,631,984)	(1,991,381)	(22,071,711)

Net decrease	(1,703,674)	$(20,568,691)	(13,436,805)	$(148,716,943)

SEMI-ANNUAL REPORT	MARCH 31, 2008	211

Notes to Financial Statements (continued)

	High Yield Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares issued from the reorganization:
Institutional	—	$—	1,160,158	$(6,757,092)
Investor A	—	—	4,678,862	31,638,531
Investor B1	—	—	14,157,075	144,704,083
Investor C1	—	—	6,704,800	48,328,493
R	—	—	499,058	3,817,947
Shares sold:
BlackRock	7,074,907	54,364,349	27,846,121	226,838,500
Institutional	7,298,296	55,763,266	31,777,896	255,402,772
Service	4,297,364	33,106,973	24,027,270	195,790,991
Investor A	16,783,776	128,782,844	28,604,561	232,560,435
Investor B	55,327	435,724	394,628	3,204,374
Investor B1	13,544	108,168	85,112	399,360
Investor C	994,824	7,563,680	3,840,115	31,251,679
Investor C1	80,475	625,076	260,708	1,962,242
R	540,254	4,107,235	619,901	4,990,263
Shares issued in reinvestment of dividends:
BlackRock	1,645,239	12,464,291	2,346,227	19,006,228
Institutional	487,671	3,700,642	590,723	4,780,765
Service	893,971	6,783,539	1,445,182	11,698,004
Investor A	2,392,712	18,118,864	3,482,887	28,212,393
Investor B	197,854	1,502,460	438,358	3,552,612
Investor B1	146,836	1,115,389	318,369	2,582,483
Investor C	212,564	1,613,133	342,964	2,780,267
Investor C1	103,864	789,773	201,955	1,640,059
R	41,817	316,481	42,048	340,279
Shares redeemed:
BlackRock	(3,750,388)	(28,790,197)	(18,141,693)	(148,090,605)
Institutional	(8,843,276)	(67,215,221)	(8,862,393)	(71,373,211)
Service	(6,319,773)	(48,266,677)	(31,570,830)	(252,617,340)
Investor A	(12,286,770)	(92,915,835)	(16,635,929)	(134,530,849)
Investor B	(1,754,801)	(13,305,856)	(3,621,048)	(29,307,654)
Investor B1	(1,642,977)	(12,563,467)	(4,163,386)	(33,731,258)
Investor C	(1,275,046)	(9,756,705)	(1,890,382)	(15,289,020)
Investor C1	(767,497)	(5,890,297)	(1,797,443)	(14,575,029)
R	(270,024)	(2,045,565)	(259,594)	(2,114,518)

Net increase	6,350,743	$50,512,067	66,922,280	$547,096,184

There is a 2% redemption fee on shares of the High Yield Bond and International Bond Portfolios redeemed or exchanged which have been held for 30 days or less. The redemption fees are collected and retained by each Portfolio for the benefit of its remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolios pay a commitment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Portfolio’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2008.

212	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (concluded)

6. Capital Loss Carryforward:

As of September 30, 2007, the Portfolios had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

	Expiring September 30,
	2008	2009	2010	2011	2012	2013	2014	2015	Total
Enhanced Income	$—	$—	$—	$—	$240,751	$71,246	$91,650	$269,220	$672,867
Low Duration Bond	234,065	601,573	455,028	6,545,432	5,530,011	13,019,938	19,085,429	10,693,557	56,165,033
Intermediate Government Bond	—	2,367,580	—	9,601,882	34,783	—	—	—	12,004,245
Intermediate Bond II	—	—	—	—	—	—	159,577	5,991,844	6,151,421
Total Return II	—	—	—	—	—	—	688,405	24,358,967	25,047,372
Government Income	—	—	—	—	74,687	2,548,864	34,369,241	15,856,199	52,848,991
Inflation Protected Bond	—	—	—	—	811,312	200,451	2,156,592	525,816	3,694,171
GNMA	—	—	603,989	1,576,264	2,473,978	2,063,521	3,097,933	2,105,863	11,921,548
Managed Income	—	—	—	—	—	—	333,749	5,538,252	5,872,001
International Bond	—	—	—	—	—	—	—	2,538,574	2,538,574
High Yield Bond	—	—	43,266,116	44,656,084	11,456,446	10,436,405	15,290,072	—	125,105,123

7. Market Risk:

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

SEMI-ANNUAL REPORT	MARCH 31, 2008	213

Officers and Trustees

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

Robert M. Hernandez, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Fred G. Weiss, Trustee

Richard R. West, Trustee

Donald C. Burke, President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Financial Management, Inc.

New York, NY 10022

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

214	SEMI-ANNUAL REPORT	MARCH 31, 2008

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

SEMI-ANNUAL REPORT	MARCH 31, 2008	215

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

216	SEMI-ANNUAL REPORT	MARCH 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	MARCH 31, 2008	217

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

TAXABLE-3/08-SAR

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock Strategic Portfolio |
SEMI-ANNUAL REPORT | MARCH 31, 2008 (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(12.46)%	(5.08)%
Small cap U.S. equities (Russell 2000 Index)	(14.02)%	(13.00)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.50)%	(2.70)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	5.28%	7.67%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.75%	1.90%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(4.01)%	(3.47)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary (Unaudited)

Portfolio Management Commentary

How did the Portfolio perform?

•

Portfolio results outperformed that of the benchmark Citigroup Non-U.S. World Government Bond Index (Hedged) for the six-month period. (The Portfolio is used as a mechanism for BlackRock separate account fixed income U.S. portfolios to opportunistically gain exposure to non-U.S. assets. While the fund is formally benchmarked against the abovementioned index, the positions are generally viewed in the context of the broader portfolios that are invested in this fund.)

What factors influenced performance?

•

The Portfolio benefited from its long duration position in the eurozone, as German bunds (government bonds) tracked a global fixed income rally. In currencies, the Portfolio’s long position in the Japanese yen versus the U.S. dollar added to performance, as the yen gained on the dollar. Additionally, the Portfolio’s overweight position in New Zealand spread product benefited performance as the economic data released during the period, specifically housing data, was on the weaker side.

•

In contrast, positions in both Japanese government bond floaters and inflation-linked Japanese government bonds detracted from performance during the period, as both were hit by several high-profile hedge fund trade unwinds.

Describe recent Portfolio activity.

•	There were no material changes to the Portfolio during the period.

Describe Portfolio positioning at period-end.

•

Based on management’s bullish view on the Japanese economy, the Portfolio holds a currency position in the Japanese yen. This position has been beneficial to performance as the risk aversion that spread through the markets resulted in a significant unwind of the carry trade (a strategy used to capture the difference between two currencies’ interest rates). The Portfolio also continues to have positions in Japanese government bond floaters and inflation-linked Japanese government bonds.

•

The Portfolio’s long duration position in Europe remains intact, as the major growth indicators continue to slow. However, with inflation reaching a record high of 3.5% in March, the European Central Bank has maintained its tighter monetary policy. We believe the next move in interest rates will be down, as the liquidity crisis and economic slowdown in the U.S. begin to take their toll on the eurozone economies.

•

Finally, the Portfolio continues to hold an overweight position in New Zealand spread product. Recent economic data has confirmed an ongoing weakening trend in that country, as the housing slowdown accelerates and the effect of a drought hurts production.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA.	57%
AA.	34
Unrated	9
Portfolio Statistics
Average maturity (years)	6.94
Effective Duration[2]	7.99

Countries	Percent of Long-Term Investments
Japan	32%
Germany	29
Canada	14
Netherlands	7
France	7
Italy.	7
New Zealand	4

1	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

4	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Portfolio Summary (concluded)

Total Return Based on a $10,000 Investment

*	Assuming transaction costs and other operating expenses, including advisory fees.
†	The Portfolio will invest primarily in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio normally invests at least 65% of its total assets in such bonds.
††	An unmanaged index that tracks the performance of 21 government bond markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This index is hedged to U.S. dollars.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
	6-Month Total Returns	1 Year	5 Years	10 Years
Strategic Portfolio I	12.36%	14.85%	5.56%	7.41%
Citigroup Non-U.S. World Government Bond Index (Hedged)	4.13%	6.15%	4.31%	5.64%

*	See “About Portfolio’s Performance” on page 6 for a detailed description of performance related information.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Strategic Portfolio I	$1,000.00	$1,123.55	$1.09	$1,000.00	$1,023.96	$1.04

*	For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	5

About Portfolio’s Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assumes reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of the Portfolio. The Portfolio’s returns would have been lower if there were not such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009.

Disclosure of Expenses

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, and other Portfolio expenses. This Expense Example on page 5 is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example on page 5 is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008.

The information under “Actual” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the column entitled “Expenses Paid During the Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Schedule of Investments March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds — 67.7%
Canada — 9.7%
Government of Canada Bonds (CAD),
4.00%, 9/01/10	900	$904,691
4.00%, 6/01/16	1,560	1,595,244
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	3,610	2,623,253

		5,123,188

France — 4.8%
French Treasury Notes (EUR),
2.50%, 7/12/10	1,650	2,542,168

Germany — 19.3%
Bundesrepublic Deutschland (EUR),
3.75%, 1/04/17	4,650	7,250,920
4.25%, 7/04/17	1,600	2,596,182
Talisman Finance Plc (EUR),
4.78%, 4/22/17(a)	199	309,592

		10,156,694

Italy — 4.7%
Buoni Poliennali del Tesoro (EUR),
2.75%, 6/15/10	1,600	2,471,499

Japan — 22.0%
Japan Government Bonds (JPY),
0.80%, 1/20/21(a)	1,100,000	10,553,070
Japan Government CPI Linked Notes, Series 9 (JPY),
1.10%, 9/10/16	99,000	999,102

		11,552,172

Netherlands — 4.9%
Kingdom of Netherlands Bonds (EUR),
4.00%, 1/15/37	1,825	2,585,674

New Zealand — 2.3%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD),
6.50%, 9/28/15	1,680	1,220,939

Total Foreign Bonds
(Cost $30,961,070)		35,652,334

	Par/Shares (000)
Short Term Investments — 21.6%
Federal Home Loan Bank, Discount Notes (USD),
1.50%, 4/01/08(b)	8,700	8,700,000
Galileo Money Market Fund, 4.32% (USD)(c)	2,670	2,669,973

Total Short Term Investments
(Cost $11,369,973)		11,369,973

Total Investments in Securities — 89.3%
(Cost $42,331,043*)		47,022,307
Other Assets in Excess of Liabilities — 10.7%		5,652,188

Net Assets — 100.0%		$52,674,495

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$42,337,474

Gross unrealized appreciation	$4,684,833
Gross unrealized depreciation	—

Net unrealized appreciation	$4,684,833

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Represents current yield as of report date.

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,600,425,000	04/11/08	$1,341,761
AUD	965,000	04/23/08	22,090
CAD	367,200	04/23/08	(3,334)
JPY	297,249,878	04/23/08	13,337
EUR	3,902,171	04/23/08	154,285

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $24,918,026)	$1,528,139

Portfolio Abbreviations

To simplify the listings of Portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

See Notes to Financial Statements.

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	7

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
JPY	517,635,000	04/11/08	$148,451
AUD	57,046	04/23/08	(46)
CAD	3,160,000	04/23/08	(8,508)
JPY	527,629,000	04/23/08	(297,675)
EUR	18,262,905	04/23/08	(2,005,118)
NZD	4,854,500	04/23/08	(128,643)
GBP	98,000	04/23/08	(1,625)

	Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $44,139,060)		$(2,293,164)

•	Cash of $1,750,000 pledged as collateral in connection with open financial futures contracts.

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
62	Euro-Bobl	June 2008	$10,842,461	$(119,592)
172	Euro-Bund	June 2008	$31,603,682	(215,258)

Total Net Unrealized Depreciation				$(334,850)

•	Financial futures contracts sold as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
57	U.S. Treasury Notes (5 Year)	June 2008	$6,511,359	$(42,897)

See Notes to Financial Statements.

8	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

Assets
Investments at value (Cost $42,331,043)	$47,022,307
Cash on deposit for future contracts	1,750,000
Interest receivable	274,176
Unrealized appreciation on forward foreign currency contracts	1,679,924
Foreign currency at value (Cost $46,608)	46,956
Margin variation receivable	94,602
Dividends receivable	9,400
Investments sold receivable	4,307,256
Prepaid expenses	2,661

Total assets	55,187,282

Liabilities
Unrealized depreciation on forward foreign currency contracts	2,444,949
Margin variation payable	15,659
Custodian fees payable	9,678
Administration fees payable	9,467
Income dividends payable	6,892
Officer and Trustees fees payable	1,041
Transfer agent fees payable	1,001
Capital shares redeemed payable	471
Other accrued expenses payable	23,629

Total liabilities	2,512,787

Net Assets
Net Assets	$52,674,495

Net Assets Consist of
Paid-in capital	$47,650,127
Distributions in excess of net investment income	(3,278,200)
Accumulated net realized gain	4,731,388
Net unrealized appreciation	3,571,180

Net Assets	$52,674,495

Net Asset Value
Shares outstanding, unlimited number of shares authorized, $0.001 par value	5,567,203
Net Asset Value	$9.46

See Notes to Financial Statements.

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	9

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Investment Income
Interest	$896,693
Interest from affiliates	3
Dividends	66,794

Total investment income	963,490

Expenses
Investment advisory	58,394
Administration	29,197
Custodian	17,214
Professional	15,964
Officer and Trustees	8,086
Printing	4,105
Transfer agent	498
Miscellaneous	1,892

Total expenses	135,350
Less investment advisory fees waived	(58,394)
Less administration fees waived	(16,934)
Less fees paid indirectly	(1)

Total expenses after waivers	60,021

Net investment income	903,469

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(67,968)
Futures	784,949
Foreign currency transactions	4,720,645

5,437,626

Net change in unrealized appreciation/depreciation on:
Investments	3,094,258
Futures	(143,978)
Foreign currency transactions	(2,454,836)

495,444

Net realized and unrealized gain	5,933,070

Net Increase in Net Assets Resulting from Operations	$6,836,539

See Notes to Financial Statements.

10	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Operations
Net investment income	$903,469	$2,332,632
Net realized gain (loss)	5,437,626	(3,399,136)
Net change in unrealized appreciation	495,444	2,399,358

Net increase in net assets resulting from operations	6,836,539	1,332,854

Dividends to Shareholders from
Net investment income	(904,922)	(3,307,632)

Capital Share Transactions
Shares sold	7,480,423	11,265,335
Shares issued in reinvestment of dividends	869,205	3,172,447
Shares redeemed	(18,704,658)	(37,394,000)

Net decrease in net assets resulting from capital share transactions	(10,355,030)	(22,956,218)

Net Assets
Total decrease in net assets	(4,423,413)	(24,930,996)
Beginning of period	57,097,908	82,028,904

End of period	$52,674,495	$57,097,908

End of period distributions in excess of net investment income	$(3,278,200)	$(3,276,747)

See Notes to Financial Statements.

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	11

Financial Highlights

	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$8.55	$8.66	$8.78	$8.75	$8.85	$8.87

Net investment income	0.14 [2]	0.28 [2]	0.30 [2]	0.36 [2]	0.33 [2]	0.42
Net realized and unrealized gain (loss)	0.91	(0.01)	(0.09)	0.03	(0.10)	0.13

Net increase from investment operations	1.05	0.27	0.21	0.39	0.23	0.55

Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.38)	(0.30)	(0.36)	(0.16)	(0.57)
Net realized gain	—	—	(0.03)	—	—	—
Tax return of capital	—	—	—	—	(0.17)	—

Total dividends and distributions	(0.14)	(0.38)	(0.33)	(0.36)	(0.33)	(0.57)

Net asset value, end of period	$9.46	$8.55	$8.66	$8.78	$8.75	$8.85

Total Investment Return
Based on net asset value	12.36%[3]	3.26%	2.49%	4.47%	2.69%	6.39%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense	0.21%[4]	0.14%	0.18%	0.20%	0.23%	0.26%

Total expenses, net of waivers and reimbursement	0.21%[4]	0.14%	0.18%	0.22%	0.42%	0.26%

Total expenses	0.46%[4]	0.40%	0.47%	0.58%	0.71%	0.50%

Net investment income	3.09%[4]	3.30%	3.50%	4.03%	3.80%	3.89%

Supplemental Data
Net assets, end of period (000)	$52,674	$57,098	$82,029	$71,286	$67,310	$56,122

Portfolio turnover	6%	40%	156%	223%	203%	235%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Annualized.

See Notes to Financial Statements.

12	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2008, the Fund had 32 registered portfolios. These financial statements relate to the Fund’s Strategic Portfolio I (the “Portfolio”). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: The Portfolio values investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Portfolio’s pricing service. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio’s might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Portfolio is determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Futures - The Portfolio may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, a Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward foreign exchange contracts - The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by a Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Financing Transactions: The Portfolio may enter into financing transactions consisting of a sale by the Portfolio of securities together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction. There were no financing transactions entered into by the Portfolio at March 31, 2008.

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	13

Notes to Financial Statements (continued)

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investing in Government-Sponsored Enterprises: The Portfolio may invest in securities issued by the Federal Home Loan Mortgage Corp. (“Freddie Mac”) and similar U.S. government sponsored entities such as Federal National Mortgage Assoc. (“Fannie Mae”) and the Federal Home Loan Banks (“FHLB’s”). The debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and FHLB’s are neither guaranteed nor insured by the U.S. Government.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Portfolio segregate assets in connection with certain investments (e.g., futures contracts), the Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Portfolio implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 did not have a material impact on the Portfolio’s financial statements. The Portfolio files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statute of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” – an amendment of FASB Statement No. 133 (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods.

14	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund on behalf of the Portfolio entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. The Advisor is responsible for the management of the Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the annual rate of 0.20%. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor has contractually agreed to waive or reimburse all of its advisory fees for the Portfolio until February 1, 2009, and may reimburse the Portfolio for certain operating expenses.

PFPC Trust Company (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for the Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of the Portfolio.

Prior to January 1, 2008, the fee was paid at the following annual rates: 0.0073% of the first $250 million, 0.006% of the next $250 million, 0.0056% of the next $250 million, 0.0048% of the next $250 million and 0.004% of average daily gross assets in excess of $1 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of the Portfolio.

Effective January 1, 2008, the fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of the Portfolio.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Transfer agency fees are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings. The Portfolio is also charged per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of the Portfolio, check writing, anti-money laundering services, and customer identification services.

PFPC and the Advisor act as co-administrators for the Portfolio. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentages of average daily net assets of the Portfolio: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PFPC and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio.

BlackRock contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses to 0.26% of the Portfolio’s average daily net assets. This agreement is reviewed annually by the Portfolio’s Board.

If operating expenses, within two years following a waiver or reimbursement of the operating expenses of the Portfolio that previously received a waiver or reimbursement from the Advisor, are less than the expense limit for the Portfolio, the Portfolio is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board has approved the payments to the Advisor at the previous quarterly meeting.

At March 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

Expiring January 31,
2009	2010	2011
$136,699	$86,386	$20,746

The waivers previously recorded by the Portfolio which were subject to recoupment by BlackRock, expired on January 31, 2008 in the amount of $224,974.

The Portfolio may earn income on positive cash balances in demand deposit accounts that are maintained by PFPC on behalf of the Portfolio. The income earned for the six months ended March 31, 2008 was $3.

The Portfolio may also receive earnings credits related to cash balances with PFPC which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or trustees of the Portfolio are officers and/or trustees/directors of BlackRock, Inc. or its affiliates.

3. Investments:

For the six months ended March 31, 2008, purchases and sales of securities, excluding short-term securities, were $2,386,955 and $11,340,231 respectively.

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	15

Notes to Financial Statements (concluded)

4. Capital Shares:

Transactions in capital shares for each period were as follows:

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Shares sold	840,022	1,344,890
Shares issued in reinvestment of dividends	96,261	374,329
Shares redeemed	(2,049,999)	(4,506,782)

Net decrease	(1,113,716)	(2,787,563)

5. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pay a commitment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Portfolio’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2008.

6. Capital Loss Carryforward:

As of September 30, 2007, the Portfolio had a capital loss carryforward available to offset future realized capital gains of $46,012 expiring September 30, 2014 and $561,253 expiring September 30, 2015 totaling $607,265.

16	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Officers and Trustees

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

Robert M. Hernandez, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Fred G. Weiss, Trustee

Richard R. West, Trustee

Donald C. Burke, President and Chief Executive

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Financial Management, Inc.

New York, NY 10022

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	17

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

18	BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

BLACKROCK STRATEGIC PORTFOLIO |	MARCH 31, 2008	19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

STRAT-3/08-SAR

EQUITIES    FIXED    INCOME    REAL    ESTATE      LIQUIDITY    ALTERNATIVES     BLACKROCK    SOLUTIONS

BlackRock
Municipal Bond Portfolios

SEMI-ANNUAL REPORT | MARCH 31, 2008 (UNAUDITED)

AMT-Free Municipal Bond

Ohio Municipal Bond

Delaware Municipal Bond

Kentucky Municipal Bond

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(12.46)%	(5.08)%
Small cap U.S. equities (Russell 2000 Index)	(14.02)%	(13.00)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.50)%	(2.70)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	5.23%	7.67%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.75%	1.90%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(4.01)%	(3.47)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index. As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary (Unaudited)	AMT-Free Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return lagged that of the broad-market Lehman Brothers Municipal Bond Index, but outperformed the Lipper General Municipal Debt Funds category average for the six-month period. While the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that invest at least 65% of assets in municipal debt issues in the top four credit ratings.

What factors influenced performance?

•

U.S. Treasury yields fell during the period as economic activity slowed and the Federal Reserve cut short-term interest rates from 4.75% to 2.25%. Ten-year Treasury note yields declined more than twice as much as 30-year bond yields.

•

In the municipal space, bond yields rose (as prices correspondingly fell). Problems within the monoline insurance industry remained unresolved. In addition, rising short-term borrowing costs forced many arbitrage-related investors to liquidate significant amounts of tax-exempt bonds to meet margin calls. These and other factors put pressure on municipal bond prices throughout the six months.

•

A defensive (i.e., slightly short) duration posture and relatively small exposure to lower-quality municipals benefited Portfolio performance as credit spreads (versus higher-quality issues of comparable maturity) widened during the period. The Portfolio also benefited from its relatively high current accrual rate during a period marked by intense volatility but little overall price change.

•

The Portfolio did experience a re-valuation (downward price adjustment) of some of its holdings as the marketplace removed any value previously granted to securities enhanced with a monoline insurer wrap. Municipals with insurance are now trading at levels indicative of their underlying (unenhanced) ratings. As such, previously defensive and/or insured positions that historically held their value in down markets lost that “cushion” status to some degree as the unwinding of leverage hurt all structures and as enhanced bonds began trading to their underlying rating.

Describe recent Portfolio activity.

•

Portfolio changes during the period were triggered largely by bond-call activity. As older-dated holdings were redeemed by their issuers, we were challenged to reinvest the proceeds in a very volatile environment. This offers opportunities in terms of valuations, but also presents challenges in terms of illiquidity.

•

The Portfolio’s cash reserve position approached 6% of total assets during the period. The unusually high yields in the auction rate markets (short-term auction rate securities, in some cases yielding 6%-8%, were available as cash substitutes) presented the opportunity to maintain a high cash position, allowing us the flexibility to bid on tender-option bond unwinds as deleveraging continued in the fixed income markets.

•	We made some efforts to move toward a more neutral duration during the market meltdown in February, when forced hedge fund unwinds created significant disruption in long-term tax-exempt rates.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio maintained a high cash-equivalent reserve, affording us the opportunity to take advantage of any further market dislocations that may result from additional unwinding of leveraged positions. The Portfolio also ended the period with a relatively neutral duration versus its Lipper peers.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	52%
AA	16
A	10
BBB	8
below BBB	1
Unrated	13
Portfolio Statistics
Average maturity (years)	15.26
Modified Duration[2]	6.67

Ten Largest States/Territories	Percent of Long-Term Investments
Florida	17%
California	11
Texas	10
Illinois	8
New Jersey	7
Puerto Rico	7
Washington	7
Multi-State	5
Georgia	4
Pennsylvania	3

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]

Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

4	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	AMT-Free Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	The performance of the Lehman Brothers Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper General Municipal Debt Funds is also presented.
†	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities).
††	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
BlackRock	(0.09)%	0.54%	—	3.27%	—	3.92%	—
Institutional	(0.10)%	0.42%	—	3.17%	—	3.79%	—
Service	(0.25)%	0.12%	—	2.84%	—	3.47%	—
Investor A	(0.25)%	0.10%	(4.13)%	2.82%	1.94%	3.37%	2.92%
Investor B	(0.27)%	0.19%	(4.13)%	2.22%	1.87%	2.83%	2.83%
Investor C	(0.63)%	(0.65)%	(1.61)%	2.06%	2.06%	2.60%	2.60%
Lehman Brothers Municipal Bond Index	0.75%	1.90%	—	3.92%	—	4.99%	—
Lipper General Municipal Debt Funds	(1.04)%	(0.84)%	—	3.07%	—	3.83%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses						Hypothetical Expenses (5% return before expenses)***
	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value Including Interest Expense and Fees (3/31/08)	999.13	999.00	997.54	997.46	997.27	993.74	1,021.79	1,021.66	1,020.20	1,020.11	1,019.89	1,016.34
Expenses Paid Including Interest Expense and Fees During Period (10/01/07 - 3/31/08)*	3.17	3.30	4.74	4.83	5.04	8.53	3.21	3.34	4.80	4.89	5.11	8.66
Ending Account Value Excluding Interest Expense and Fees (3/31/08)	999.13	999.00	997.54	997.46	997.27	993.74	1,022.72	1,022.59	1,021.13	1,021.04	1,020.82	1,017.27
Expenses Paid Excluding Interest Expense and Fees During Period (10/01/07 - 3/31/08)**	2.25	2.38	3.82	3.91	4.12	7.61	2.28	2.41	3.87	3.96	4.18	7.73

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.63% for BlackRock, 0.66% for Institutional, 0.95% for Service, 0.97% for Investor A, 1.01% for Investor B and 1.71% for Investor C), multiplied by the average account value over the period, 183/366 (to reflect the one-half year period shown).
**	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.45% for BlackRock, 0.48% for Institutional, 0.76% for Service, 0.78% for Investor A, 0.83% for Investor B and 1.53% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
***	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	5

Portfolio Summary (Unaudited)	Ohio Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return lagged that of the broad-market Lehman Brothers Municipal Bond Index for the period, but outperformed the Lipper Ohio Municipal Debt Funds. The Portfolio also maintained an above-average distribution rate relative to its Lipper Ohio peers. While the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to those securities exempt from taxation in Ohio.

What factors influenced performance?

•

U.S. Treasury yields fell during the period as economic activity slowed and the Federal Reserve cut short-term interest rates from 4.75% to 2.25%. Ten-year Treasury note yields declined more than twice as much as 30-year bond yields.

•

In the municipal space, bond yields rose (as prices correspondingly fell). Problems within the monoline insurance industry remained unresolved. In addition, rising short-term borrowing costs forced many arbitrage-related investors to liquidate significant amounts of tax-exempt bonds to meet margin calls. These and other factors put pressure on municipal bond prices throughout the six months. On a relative basis, higher-quality issues, pre-refunded bonds and AAA-rated and AA-rated issues performed far better than lower-rated bonds.

•	Portfolio performance for the period benefited from our defensive duration posture, which limited the Portfolio’s sensitivity to interest rate moves.

•

Portfolio performance was negatively impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; and pressure on municipal bond insurers, which affected the entire insured municipal marketplace.

Describe recent portfolio activity.

•	The Portfolio’s interest rate sensitivity declined during the period, leading to a relatively short duration posture relative to our Lipper peers.

•

When possible, we opportunistically purchased longer-dated municipal issues in an effort to capitalize on what we perceived as good relative value in the marketplace. The scarcity of longer-dated new issuance in the state of Ohio, and an inactive secondary market, made this strategy difficult to implement to the degree that we would have liked.

•	Finally, cash was invested in variable rate demand notes, where we were able to achieve an incremental yield advantage relative to other municipal cash investments.

Describe Portfolio positioning at period-end.

•	At period-end, the Portfolio’s duration remained short relative to our Lipper peers. Our bias is to move duration toward neutral in the near-term.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	42%
AA	42
A	4
BBB	8
Unrated	4

Portfolio Statistics
Average maturity (years)	12.19
Modified Duration[2]	5.15

[1]	Using the higher of S&P’s or Moody’s ratings.
[2]

Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

6	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Ohio Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	The performance of the Lehman Brothers Municipal Bond Index (“Benchmark”) is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Ohio Municipal Debt Funds is also presented.
†	The Portfolio investes primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Ohio state income tax (municipal securities).
††	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	0.69%	1.78%	—	3.17%	—	4.50%	—
Service	0.54%	1.48%	—	2.88%	—	4.20%	—
Investor A	0.56%	1.52%	(2.76)%	2.80%	1.92%	4.07%	3.62%
Investor B	0.14%	0.59%	(3.79)%	2.00%	1.65%	3.53%	3.53%
Investor C	0.15%	0.66%	(0.31)%	2.02%	2.02%	3.25%	3.25%
Lehman Brothers Municipal Bond Index	0.75%	1.90%	—	3.92%	—	4.99%	—
Lipper Ohio Municipal Debt Funds	(0.71)%	(0.16)%	—	3.05%	—	3.94%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees. Past performance is not indicative of future results.

Expense Example

	Actual Expenses					Hypothetical Expenses (5% return before expenses)***
	Institutional	Service	Investor A	Investor B	Investor C	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value Including Interest Expense and Fees (3/31/08)	1,006.90	1,005.40	1,005.62	1,001.40	1,001.45	1,019.87	1,018.40	1,018.61	1,014.33	1,014.42
Expenses Paid Including Interest Expense and Fees During Period (10/01/07 - 3/31/08)*	5.08	6.54	6.33	10.55	10.46	5.13	6.60	6.39	10.67	10.58
Ending Account Value Excluding Interest Expense and Fees (3/31/08)	1,006.90	1,005.40	1,005.62	1,001.40	1,001.45	1,021.96	1,020.49	1,020.70	1,016.42	1,016.51
Expenses Paid Excluding Interest Expense and Fees During Period (10/01/07 - 3/31/08)**	3.01	4.47	4.26	8.48	8.39	3.04	4.51	4.30	8.58	8.49

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (1.01% for Institutional, 1.30% for Service, 1.26% for Investor A, 2.11% for Investor B and 2.09% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.89% for Service, 0.85% for Investor A, 1.69% for Investor B and 1.68% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
***	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	7

Portfolio Summary (Unaudited)	Delaware Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s Institutional shares outperformed the broad-market Lehman Brothers Municipal Bond Index for the period, while Investor A, Investor B and Investor C shares underperformed the index. All share classes out performed the Lipper Other States Municipal Debts Funds category average. While the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

What factors influenced performance?

•

U.S. Treasury yields fell during the period as economic activity slowed and the Federal Reserve cut short-term interest rates from 4.75% to 2.25%. Ten-year Treasury note yields declined more than twice as much as 30-year bond yields.

•

In the municipal space, bond yields rose (as prices correspondingly fell). Problems within the monoline insurance industry remained unresolved. In addition, rising short-term borrowing costs forced many arbitrage-related investors to liquidate significant amounts of tax-exempt bonds to meet margin calls. These and other factors put pressure on municipal bond prices throughout the six months.

•

The Portfolio’s interest rate sensitivity (i.e., duration) declined slightly during the period. This contributed to performance, as the shorter duration cushioned the fund from some of the negative price impact associated with rising rates in the tax-exempt market.

•

Portfolio performance was negatively impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; and pressure on municipal bond insurers, which affected the entire insured municipal marketplace.

Describe recent portfolio activity.

•

We made progress in improving Portfolio diversification with the purchase of high-quality general obligation bonds. Additional purchases were muted as primary and secondary activity in Delaware bonds was limited. Municipal issuers were faced with a challenging environment in which to bring new deals to market, as the tax-exempt sector vastly underperformed Treasuries. In addition, secondary traffic in Delaware issues is typically quiet, as the number of outstanding issues is few.

•

Forces in the short-term municipal market, primarily fears related to the monoline insurers, caused rates on short-term variable rate instruments to spike to levels that no longer benefited the Portfolio. This forced the fund to deleverage during the period. Instead of bringing the bonds back into the Portfolio, they were sold to maintain compliance with diversification guidelines. As a result, the Portfolio’s duration was reduced to an underweight versus the Lipper group.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio was positioned to perform well in a stable to higher interest rate environment. Most of the duration underweight is the result of limited new issuance of Delaware municipals. Given the steepness of the municipal curve, we will look to put cash to work in long-dated securities when new issues do come to market.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	57%
AA	3
A	18
BBB	13
Unrated	9

Portfolio Statistics
Average maturity (years)	13.04
Modified Duration[2]	5.35

1	Using the higher of S&P’s or Moody’s ratings.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

8	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Delaware Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	The performance for the Lehman Brothers Municipal Bond Index (“Benchmark”) in the chart starts on June 1, 1998. The performance of the Benchmark is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Other States Municipal Debt Funds is also presented.
***	Commencement of operations.
†	The Portfolio investes primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Delaware state income tax (municipal securities). The starting date for the Index in the graph is 6/1/98.
††	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	0.83%	2.40%	—	3.09%	—	4.43%	—
Investor A	0.58%	2.12%	(2.19)%	2.72%	1.82%	4.00%	3.55%
Investor B	0.23%	1.30%	(3.10)%	1.97%	1.63%	3.45%	3.45%
Investor C	0.23%	1.40%	0.43%	1.97%	1.97%	3.24%	3.24%
Lehman Brothers Municipal Bond Index***	0.75%	1.90%	—	3.92%	—	4.96%	—
Lipper Other States Municipal Debt Funds	(0.78)%	(0.10)%	—	2.86%	—	4.15%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
**	The Portfolio commenced operations on 5/11/98.
***	The performance of the benchmark starts on June 1, 1998. Past performance is not indicative of future results.

Expense Example

	Actual Expenses				Hypothetical Expenses (5% return before expenses)***
	Institutional	Investor A	Investor B	Investor C	Institutional	Investor A	Investor B	Investor C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value Including Interest Expense and Fees (3/31/08)	1,008.29	1,005.84	1,002.32	1,002.33	1,013.85	1,012.46	1,008.90	1,008.90
Expenses Paid Including Interest Expense and Fees During Period (10/01/07 - 3/31/08)*	11.06	12.42	15.92	15.92	11.15	12.54	16.10	16.10
Ending Account Value Excluding Interest Expense and Fees (3/31/08)	1,008.29	1,005.84	1,002.32	1,002.33	1,021.59	1,020.20	1,016.65	1,016.65
Expenses Paid Excluding Interest Expense and Fees During Period (10/01/07 - 3/31/08)**	3.38	4.75	8.26	8.26	3.41	4.80	8.35	8.35

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (2.20% for Institutional, 2.48% for Investor A, 3.18% for Investor B and 3.18% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.67% for Institutional, 0.95% for Investor A, 1.65% for Investor B and 1.65% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
***	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	9

Portfolio Summary (Unaudited)	Kentucky Municipal Bond Portfolio
Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s total return underperformed that of the broad-market Lehman Brothers Municipal Bond Index for the period, but outperformed the average return of the Lipper Kentucky Municipal Debt Funds category. While the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to those securities exempt from taxation in Kentucky.

What factors influenced performance?

•

U.S. Treasury yields fell during the period as economic activity slowed and the Federal Reserve cut short-term interest rates from 4.75% to 2.25%. Ten-year Treasury note yields declined more than twice as much as 30-year bond yields.

•

In the municipal space, bond yields rose (as prices correspondingly fell). Problems within the monoline insurance industry remained unresolved. In addition, rising short-term borrowing costs forced many arbitrage-related investors to liquidate significant amounts of tax-exempt bonds to meet margin calls. These and other factors put pressure on municipal bond prices throughout the six months. On a relative basis, higher-quality issues, pre-refunded bonds and AAA-rated and AA-rated issues performed far better than lower-rated bonds.

•

The Portfolio’s performance for the period benefited from favorable security selection and a short to neutral duration, which cushioned the fund from some of the negative price impact associated with rising rates in the tax-exempt market.

•

Portfolio performance was negatively impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; and pressure on municipal bond insurers, which affected the entire insured municipal marketplace.

Describe recent Portfolio activity.

•

The Portfolio’s duration was brought closer to neutral through the sale of AMT housing bonds. The selling of these bonds was primarily investor driven, reflecting preferences in the marketplace. Generally speaking, security selection was based on market demand for long-term AMT housing bonds, given their relatively attractive coupon and maturity structures.

Describe Portfolio positioning at period-end.

•	The Portfolio ended the period with a neutral duration relative to its Lipper peers.

Portfolio Profile as of March 31, 2008

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA	58%
AA	16
A	10
BBB	10
Unrated	6

Portfolio Statistics
Average maturity (years)	14.08
Modified Duration[2]	5.97

1	Using the higher of S&P’s or Moody’s ratings.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the Portfolio for every 1% change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

10	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Kentucky Municipal Bond Portfolio
Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**	The performance of the Lehman Brothers Municipal Bond Index (“Benchmark”) in the chart starts on June 1, 1998. The performance of the Benchmark is presented for comparative purposes in response to requirements of the Securities and Exchange Commission. However, BlackRock believes that differences between the ways in which the Portfolio is managed and the Benchmark is constructed may make comparisons between the Portfolio and Benchmark performance less meaningful to investors. Therefore, the performance of the Lipper Kentucky Municipal Debt Funds is also presented.
***	Commencement of operations.
†	The Portfolio investes primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Kentucky state income tax (municipal securities). The starting date for the Index in the graph is 6/1/98.
††	An unmanaged index of municipal bonds with the following characteristics: minimum credit rating of Baa, outstanding par value of at least $5 million and issued as part of a transaction of at least $50 million. In addition, the bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		5 Years		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge

Institutional	(0.20)%	0.53%	—	2.89%	—	3.85%	—
Service	(0.35)%	0.12%	—	2.55%	—	3.53%	—
Investor A	(0.33)%	0.28%	(3.99)%	2.52%	1.62%	3.42%	2.97%
Investor B	(0.69)%	(0.45)%	(4.75)%	1.77%	1.42%	2.87%	2.87%
Investor C	(0.68)%	(0.53)%	(1.48)%	1.77%	1.77%	2.68%	2.68%
Lehman Brothers Municipal Bond Index***	0.75%	1.90%	—	3.92%	—	4.96%	—
Lipper Kentucky Municipal Debt Funds	(0.86)%	(0.21)%	—	2.84%	—	4.01%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
**	The Portfolio commenced operations on 5/11/98.
***	The performance of the benchmark starts on June 1, 1998.

Past performance is not indicative of future results.

Expense Example

	Actual Expenses					Hypothetical Expenses (5% return before expenses)***
	Institutional	Service	Investor A	Investor B	Investor C	Institutional	Service	Investor A	Investor B	Investor C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value Including Interest Expense and Fees (3/31/08)	997.99	996.55	996.70	993.14	993.17	1,020.48	1,019.03	1,019.13	1,015.54	1,015.54
Expenses Paid Including Interest Expense and Fees During Period (10/01/07 - 3/31/08)*	4.46	5.89	5.79	9.31	9.31	4.52	5.97	5.87	9.46	9.46
Ending Account Value Excluding Interest Expense and Fees (3/31/08)	997.99	996.55	996.70	993.14	993.17	1,021.84	1,020.38	1,020.48	1,016.90	1,016.90
Expenses Paid Excluding Interest Expense and Fees During Period (10/01/07 - 3/31/08)**	3.12	4.55	4.45	7.97	7.97	3.16	4.62	4.52	8.10	8.10

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.89% for Institutional, 1.18% for Service, 1.16% for Investor A, 1.87% for Investor B and 1.87% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.63% for Institutional, 0.91% for Service, 0.89% for Investor A, 1.60% for Investor B and 1.60% for Investor C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
***	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	11

About Portfolios’ Performance

•	BlackRock and Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee).

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than seven years reflect this conversion.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The performance information on the previous pages includes information for each class of each Portfolio since the commencement of operations of such Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class adjusted to reflect the class specific fees applicable to each class at the time of the launch of such share class. This information may be considered when assessing a Portfolio’s performance, but does not represent the actual performance of this share class.

Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The performance information for the Lipper General Municipal Debt Funds, Lipper Ohio Municipal Debt Funds, Lipper Other States Municipal Debt Funds and Lipper Kentucky Municipal Debt Funds represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.

The performance shown in the line graphs is that of Institutional Shares and Investor A Shares of the Portfolios. The actual performance of Investor B, Investor C and Service Shares is lower than the performance of Institutional Shares because Investor B, Investor C and Service Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

12	SEMI-ANNUAL REPORT	MARCH 31, 2008

Disclosure of Expenses

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Portfolio expenses. These Expense Examples on the previous pages are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples on the previous pages are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008. The information under “Actual” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the column entitled “Expenses Paid During the Period”, to estimate the expenses incurred on your account during this period.

The information under “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you incurred for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT	MARCH 31, 2008	13

Schedule of Investments March 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 92.3%
Alabama — 1.5%
Alabama Public School & College Authority Capital Import RB Series 1999C,
5.75%, 7/01/18	$3,000	$3,128,520
Tuscaloosa Special Care Facility RB (CapStone Village Project) Series 2005A,
5.13%, 8/01/15	2,000	1,869,860

		4,998,380

Arizona — 0.3%
Pima County Industrial Development Authority Education RB (Arizona Charter School Project) Series 2007O,
5.25%, 7/01/31	1,285	1,084,129

California — 10.5%
Antelope Valley Healthcare District RB Series 2002A,
5.25%, 9/01/17	3,000	3,011,190
Chabot-Las Positas Community College District GO Series 2006-04B,
5.00%, 8/01/31	2,000	2,001,220
Clovis Public Fnanace Authority Waterworks RB Series 2007,
5.00%, 8/01/26	3,000	3,017,580
Foothill Eastern Corridor Agency Toll Road RB Series 1999,
5.75%, 1/15/40	8,500	8,233,015
Los Altos School District Captial Appreciation GO Series 2001B,
5.87%, 8/01/21(a)(b)	3,380	1,821,381
Metropolitan Water District Southern California Waterworks RB Series 2006A,
5.00%, 7/01/35	3,170	3,186,801
Palomar Pomerado Health GO Series 2007A,
5.13%, 8/01/37	4,630	4,648,427
Placentia-Yorba Linda Unified School District GO Series 2005C (MBIA Insurance),
5.00%, 8/01/29	4,100	4,124,723
Sacramento Municipal Utility District Electric RB Series 1992C,
5.75%, 11/15/09	430	451,474
Stockton-East Water District RB Series 2002B,
6.12%, 4/01/28(b)	4,495	1,377,987
Vista United School District GO Series 2007C,
5.00%, 8/01/28	2,185	2,214,148

		34,087,946

Colorado — 0.2%
Colorado Health Facility Authority RB (Christian Living Commission Project) Series 2006A,
5.75%, 1/01/37	550	482,102

District of Columbia — 0.0%
District of Columbia GO Series 1993A-1,
6.00%, 6/01/11	50	55,112

Florida— 16.1%
Alachua County Industrial Development RB (North Florida Retirement Village Income Project) Series 2007,
5.88%, 11/15/36	2,500	2,213,575
Ave Maria Stewardship Community Development District GO Series 2006,
4.80%, 11/01/12	1,000	919,720
Florida Board of Education Capital GO Series 2000D,
5.75%, 6/01/22	7,800	8,196,552
Florida Department of Transportation Alligator Alley RB Series 2007A,
5.00%, 7/01/24	2,585	2,628,867
Hillborough County Expressway Authority RB Series 2005,
5.00%, 7/01/25	5,150	5,194,651
Hillsborough County Industrial Development Authority Hospital RB (Tampa General Project) Series 2006,
5.25%, 10/01/41	6,000	5,564,760
Miami-Dade County Aviation RB Series 2007B,
5.00%, 10/01/28	3,750	3,721,500
Orange County Health Facility Authority RB Series 2007,
5.50%, 7/01/32	1,250	1,064,650
Orange County Tourist Development Tax RB Series 2005,
5.00%, 10/01/31	2,100	2,079,945
Panther Trace II Community Development District RB (Special Assessment Project) Series 2006,
5.13%, 11/01/13	3,000	2,760,420
Riviera Beach Utlility Special District Water & Sewer RB Series 2004,
5.00%, 10/01/29	4,245	4,228,402
Sarasota County Health Facility Authority Retirement Facility Authority RB (Village on the Isle Project) Series 2007,
5.50%, 1/01/27	1,000	902,430
Seminole County Water & Sewer RB Series 2006,
5.00%, 10/01/36	8,540	8,425,052
Tampa Water & Sewer RB Series 2002,
6.00%, 10/01/14-10/01/16	2,455	2,853,691
Tolomato Community Development District GO (St. Johns County Special Assessment Project) Series 2007,
6.45%, 5/01/23	1,500	1,474,395

		52,228,610

Portfolios Abbreviations

To simplify the listings of Portfolios holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CIFG	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	Certificates of Participation
DN	Demand Note
FGIC	Financial Guranty Insurance Co.
GO	General Obligation
MBIA	Municipal Bond Insurance Association
RB	Revenue Bond
SBPA	Stand-by Bond Purchase Agreement
SO	Special Obligation

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Georgia — 4.3%
Atlanta Airport Facility RB Series 1994A,
6.50%, 1/01/10	$1,000	$1,071,410
Cobb County & Marietta Water Authority RB Series 2002,
5.50%, 11/01/14	1,000	1,118,470
Forsyth County School District GO Series 1992,
6.70%, 7/01/12	1,000	1,090,670
Fulton County Facility Corp. COP (Fulton County Public Purpose Project) Series 1999,
5.50%, 11/01/18	1,000	1,050,240
Gainesville Redevelopment Authority Educational Facility RB (Riverside Military Academy Project) Series 2007,
5.13%, 3/01/27	2,550	2,135,931
Georgia Municipal Electric Authority Power RB Series 1993B,
5.70%, 1/01/19	1,000	1,102,930
Houston County Hospital Authority RB (Houston Healthcare Project) Series 2007,
5.25%, 10/01/42	6,810	6,364,285

		13,933,936

Illinois — 7.9%
Chicago Board of Education GO Series 2005E-2 DN (CIFG Insurance, Dexia Credit Local SBPA),
8.00%, 3/01/26(c)	5,000	5,000,000
Chicago Motor Fuel Tax RB (Motor Fuel Tax Project) Series 2008A (Assured Guaranty),
5.00%, 1/01/38	5,000	4,931,000
Chicago O’Hare International Airport RB (General Airport Third Lien Project) Series 2005A (FGIC Insurance),
5.25%, 1/01/23	2,000	2,079,840
Illinois Finance Authority RB (Advocate Health Care Project) Series 2007B-3,
6.50%, 11/01/38(c)	7,325	7,325,000
Illinois Finance Authority RB (Sherman Health Systems Project) Series 2007A,
5.50%, 8/01/37	1,750	1,607,252
Illinois Municipal Electric Agency Power Supply System RB Series 2007A (FGIC Insurance),
5.00%, 2/01/35	4,750	4,586,410

		25,529,502

Indiana — 0.4%
Indiana Health Facility Finance Authority Hospital RB (Methodist Hospital, Inc. Project) Series 2001,
5.50%, 9/15/31	1,320	1,133,920

Louisiana — 1.9%
Louisiana Local Govenment Environment Facilities Community Development Authority RB Series 2007,
6.75%, 11/01/32	2,000	1,907,840
New Orleans RB (Levee District Public Improvement Project) Series 1986,
5.95%, 11/01/15	1,730	1,755,414
St. Bernard Parish Home Mortgage Authority Single Family Mortgage RB (Mortgage-Backed Securities Program) Series 2007A-1,
5.80%, 3/01/39	2,500	2,657,175

		6,320,429

Maryland — 0.8%
Howard County Retirement RB (Vantage House Facility Project) Series 2007A,
5.25%, 4/01/27	2,000	1,708,100
Maryland Health & Higher Educational Facility Authority RB Series 2007B,
5.00%, 1/01/17	1,000	950,220

		2,658,320

Massachusetts — 2.5%
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007A,
5.75%, 11/15/35	1,000	862,660

Massachusetts School Building Authority Dedicated Sales Tax RB Series 2007A (AMBAC Insurance),
5.00%, 8/15/37	7,285	7,295,418

		8,158,078

Michigan — 0.5%
Michigan Tobacco Settlement Finance Authority RB Series 2007A,
6.00%, 6/01/48	1,630	1,488,320

Multi-State — 5.3%
Centerline Equity Issuer Trust Series 1999,
6.63%, 7/15/09(d)(e)	3,000	3,123,450
Centerline Equity Issuer Trust Series 2000,
7.60%, 12/15/10(d)(e)	9,000	9,858,240
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(d)(e)	4,000	4,140,520

		17,122,210

Nebraska — 0.3%
Omaha Public Power District Electric RB Series 1992B,
6.15%, 2/01/12	1,000	1,072,530

Nevada — 2.6%
Henderson Health Facility RB (Catholic Healthcare West Project) Series 2007B,
5.25%, 7/01/31	9,000	8,558,820

New Jersey — 7.1%
New Jersey Health Care Facility Finance Authority RB (Saint Barnabos Health Care Systems Project) Series 2006A,
5.00%, 7/01/29	3,575	3,248,174
New Jersey Highway Authority RB (Garden State Parkway Project) Series 1992,
6.20%, 1/01/10	4,535	4,733,134
New Jersey Transportation Trust Fund Authority System RB Series 2000A,
6.00%, 6/15/10(a)	10,000	10,792,000
New Jersey Turnpike Authority RB Series 2000A,
5.75%, 1/01/10(a)	4,000	4,239,480

		23,012,788

New York — 2.3%
Metropolitan Transportation Authority RB Series 2004A-2 DN (CIFG Insurance, DEPFA Bank Plc SBPA),
7.00%, 11/01/34(c)	7,260	7,260,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	15

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York City GO Series 2003I,
5.75%, 3/01/19	$150	$161,954

		7,421,954

North Carolina — 0.7%
North Carolina Medical Care Community Retirement Facility RB Series 2007,
5.13%, 9/01/27	2,000	1,839,460
North Carolina Municipal Power Agency RB (Catawba Electric Project) Series 1992A,
6.00%, 1/01/10	300	316,320

		2,155,780

Oklahoma — 0.7%
Tulsa County Industrial Authority Health Care RB (St. Francis Health System Project) Series 2006,
5.00%, 12/15/36	2,500	2,382,750

Oregon — 2.6%
Clackamas County GO (School District No. 62 Oregon City Project) Series 2000C,
5.50%, 6/15/10(a)	3,185	3,401,070
Port Portland Airport RB Series 1999,
5.50%, 7/01/24	5,000	5,139,650

		8,540,720

Pennsylvania — 3.4%
Delaware Valley Regional Finance Authority Local Government RB Series 2002,
5.75%, 7/01/32	10,000	10,986,500

Puerto Rico — 1.5%
Puerto Rico Convention Center District Authority RB (Hotel Occupancy Tax Project) Series 2006A,
5.00%, 7/01/24	5,000	4,733,250

Rhode Island — 0.2%
Rhode Island Depositors Economic Protection Corp. SO Series 1993,
5.63%, 8/01/09	370	380,126
Rhode Island Health & Educational Building Corp. RB (Hospital Financing Lifespan Project) Series 1997,
5.50%, 5/15/16	200	204,426

		584,552

South Carolina — 0.4%
South Carolina Jobs Economic Development Authority Health Facility RB (First Mortgage Episcopal Church Project) Series 2007,
5.00%, 4/01/24	1,500	1,364,325

Texas — 9.5%
Austin Water & Wastewater System RB Series 2007 (XLCA Insurance),
5.00%, 11/15/32	5,000	4,868,500
Grand Prairie Independent School District GO Series 2000A,
5.80%, 8/15/11(a)	4,925	5,425,478
Harris County Hospital District RB Series 2007A,
5.13%, 2/15/32	6,500	6,486,285
Red Oak Independent School District GO Series 2007,
5.13%, 8/15/26-8/15/28	4,940	5,051,403
Texas Water Finance Assistance GO Series 2000,
5.75%, 8/01/22	3,445	3,598,165
Travis County Health Facility Development Corp. RB (Ascension Health Credit Project) Series 1999A,
5.88%, 11/15/09(a)	1,980	2,117,709
Upper Trinity Regional Water District RB (Regional Treated Water Supply System Project) Series 2005 (AMBAC Insurance),
5.25%, 8/01/26	3,090	3,150,008

		30,697,548

Utah — 0.0%
Salt Lake City Hospital RB Series 1988A,
8.13%, 5/15/15	100	115,372

Virginia — 2.4%
Pocahontas Parkway Toll Road RB Series 1998B,
5.85%, 8/15/23(a)(b)	14,300	6,095,232
Reynolds Crossing Community Development Authority Special Assessment RB (Reynolds Crossing Project) Series 2007,
5.10%, 3/01/21	1,000	872,800
Watkins Centre Community Development Authority RB Series 2007,
5.40%, 3/01/20	1,000	903,520

		7,871,552

Washington — 6.4%
Pierce County School District No. 416 GO (White River Project) Series 2000,
6.00%, 12/01/10(a)	5,345	5,830,700
Washington GO Series 2000B,
6.00%, 1/01/10(a)	14,000	14,887,880

		20,718,580

Total Municipal Bonds
(Cost $300,115,423)		299,498,015

Municipal Bonds Transferred to Tender Option Bond Trusts — 5.1%
Puerto Rico — 5.1%
Puerto Rico Commonwealth Infrastructure Finance
Authority GO Series 2000A,
5.50%, 10/01/40(f)(g)
(Cost $16,084,414)	15,950	16,542,171

Mortgage Pass-Through — 0.0%
Government National Mortgage Assoc. I,
6.00%, 11/15/31
(Cost $2,792)	3	2,800

	Shares
Short Term Investment — 7.3%
Merrill Lynch Institutional Tax-Exempt Fund, 2.20%(g)(h)
(Cost $23,850,000)	23,850,000	23,850,000

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments in Securities — 104.7%
(Cost $340,052,629*)	$339,892,986
Liabilities in Excess of Other Assets — (1.0)%	(3,245,963)
Liability for Trust Certificates, Including
Interest and Fees Payable — (3.7)%	(12,161,580)

Net Assets — 100.0%	$324,485,443

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$328,087,629

Gross unrealized appreciation	$7,739,357
Gross unrealized depreciation	(7,899,000)

Net unrealized depreciation	$(159,643)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(f)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(g)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Interest/ Dividend Income
Puerto Rico Commonwealth
Infrastructure Finance Authority GO Series 2000A	—		—	—	$419,671
Merrill Lynch Institutional Tax-Exempt Fund	$8,400,000	*	—	—	$349,387
Delaware Valley Regional
Finance Authority Local
Government RB Series 2002B	—		$10,782,689	—	$266,886

*	Represents net purchase cost.
(h)	Represents current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	17

Schedule of Investments March 31, 2008 (Unaudited)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 93.7%
Multi-State — 5.9%
Centerline Equity Issuer Trust Series 1999,
6.63%, 7/15/09(a)(b)	$1,000	$1,041,150
Centerline Equity Issuer Trust Series 2000,
7.60%, 12/15/10(a)(b)	1,000	1,095,360
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(a)(b)	2,000	2,070,260
7.75%, 11/01/10(a)(b)	2,000	2,165,780

		6,372,550

Ohio — 73.3%
Akron GO Series 2001,
5.50%, 12/01/21	1,000	1,087,410
Brunswick GO Series 1994,
6.30%, 12/01/14	160	161,040
Buckeye Tobacco Settlement Financing Authority RB (Senior Current Interest Turbo Project) Series 2007A-2,
6.50%, 6/01/47	750	724,492
5.88%, 6/01/47	1,400	1,233,736
Cincinnati Water System RB Series 2007B,
5.00%, 12/01/32	2,000	2,001,380
Clark County Health Care Facilities RB (Ohio Masonic Home Project) Series 1999 DN (AMBAC Insurance, Keybank N.A. SBPA),
6.75%, 10/01/25(c)	4,360	4,360,000
Cleveland State University General Receipts RB Series 2004,
5.00%, 6/01/34	3,000	2,914,530
Cleveland State University General Receipts RB Series 2007A,
4.50%, 6/01/36	2,000	1,780,540
Colombus Sewerage System RB Series 2008A,
4.50%, 6/01/29	2,000	1,862,780
Cuyahoga County Multi-Family RB Series 2002,
5.35%, 9/20/27	920	891,232
Fairfield School District GO Series 1994,
7.45%, 12/01/14	1,000	1,155,960
Greater Cleveland Regional Transportation Authority Capital Improvement RB Series 2001A,
5.13%, 12/01/11(d)	1,000	1,086,270
Hamilton County Sales Tax RB Series 2000B,
5.25%, 12/01/10(d)	3,985	4,270,446
5.25%, 12/01/32	1,015	1,015,670
Hamilton County Sewer System RB Series 2005B,
5.00%, 12/01/16	2,720	2,957,238
Marysville School District GO Series 1998,
6.00%, 12/01/10(d)	1,910	2,101,458
Mason School District GO Series 2001,
5.38%, 12/01/11(d)	3,000	3,284,850
Mason School District GO Series 2005,
5.00%, 12/01/15	3,000	3,244,590
Monroe Local School District GO Series 2006,
5.50%, 12/01/25	1,835	2,016,720
New Albany Community Authority Facilities RB
Series 2001B,
5.13%, 10/01/21	2,750	2,824,277
Northwestern School District RB (Wayne & Ashland Counties Project) Series 1994,
7.20%, 12/01/10	235	246,846
Ohio Air Quality Development Authority RB (Dayton Power & Light Co. Project) Series 2006,
4.80%, 9/01/36	1,700	1,454,061
Ohio Environment Improvement RB (USX Corp. Project) Series 1999,
5.63%, 5/01/29	1,000	967,010
Ohio Higher Educational Facilities RB (Denison University Project) Series 2001,
5.13%, 11/01/11(d)	3,000	3,280,530
Ohio Higher Educational Facilities RB (University Hospital Health System Project) Series 2007,
4.50%, 1/15/31	2,000	1,655,760
Ohio Housing Finance Agency Capital Fund RB Series 2007A,
5.00%, 4/01/27	2,000	2,024,580
Ohio Housing Finance Agency RB (Wind River Project) Series 1994A AMT,
5.55%, 11/01/18	300	302,823
Ohio Infrastructure Improvement GO Series 1997,
5.35%, 8/01/14	2,380	2,670,408
Ohio Major New State Infrastructure RB Series 2005,
5.00%, 12/15/14	2,660	2,925,362
Ohio State University GO Series 2002A,
5.25%, 12/01/18	3,290	3,473,352
Orrville School District GO Series 2007,
5.25%, 12/01/35	1,000	1,013,550
Pickerington Local School District Facilities RB (Construction & Improvement Project) Series 2001,
5.25%, 12/01/11(d)	1,000	1,089,880
Scioto County RB (Marine Terminal Norfolk Southern Corp. Project) Series 1998,
5.30%, 8/15/13(c)	3,000	3,060,270
Springboro Water System RB Series 1998,
5.00%, 12/01/18	2,500	2,543,650
Trotwood-Madison School District GO Series 2002,
5.00%, 12/01/12(d)	2,000	2,183,100
University of Cincinnati RB Series 2001A,
5.00%, 6/01/31	2,000	1,954,260
University of Cincinnati RB Series 2007B DN (MBIA Insurance, Bayerische Landesbank Girozentrale SBPA),
6.00%, 6/01/20(c)	1,650	1,650,000
University of Toledo RB Series 2002,
5.25%, 6/01/11(d)	1,195	1,290,134
West Muskingum Local School District Facilities GO (Construction & Improvement Project) Series 2003,
5.00%, 12/01/24	3,000	3,044,130
Westlake GO Series 1996,
6.40%, 12/01/08	575	592,750

		78,397,075

Puerto Rico — 14.5%
Commonwealth of Puerto Rico GO Series 2002,
5.50%, 7/01/11	5,000	5,290,200
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998,
5.00%, 7/01/18	5,000	5,057,600

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	Ohio Municipal Bond Portfolio
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Municipal Bonds (Continued)
Puerto Rico (Continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007,
5.25%, 7/01/39	$2,000	$1,905,560
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 2002E,
5.50%, 2/01/12(d)	2,990	3,226,808

		15,480,168

Total Municipal Bonds
(Cost $98,574,385)		100,249,793

Municipal Bonds Transferred to Tender Option Bond Trusts – 10.1%
Puerto Rico – 10.1%
Puerto Rico Commonwealth Infrastructure Finance Authority GO Series 2000A,
5.38%, 10/01/16(e)(f)	1,600	1,695,968
5.50%, 10/01/17-10/01/20(e)(f)	7,630	8,024,704
5.38%, 10/01/24(e)(f)	1,000	1,039,040

Total Municipal Bonds Transferred to Tender Option Bond Trusts
(Cost $10,273,090)		10,759,712

	Shares
Short Term Investments – 3.7%
CMA Ohio Municipal Money Fund, 1.81%(f)(g)	3,979,109	3,979,109
Wilmington Trust Tax-Free Money Market Fund,
1.35%(g)	10,339	10,339

Total Short Term Investments
(Cost $3,989,448)		3,989,448

Total Investments in Securities – 107.5%
(Cost $112,836,923*)		114,998,953
Liabilities in Excess of Other Assets – (0.2)%		(219,581)
Liability for Trust Certificates, Including
Interest and Fees Payable – (7.3)%		(7,805,464)

Net Assets – 100.0%		$106,973,908

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$105,156,923

Gross unrealized appreciation	$3,934,657
Gross unrealized depreciation	(1,772,627)

Net unrealized appreciation	$2,162,030

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Interest/ Dividend Income
Puerto Rico Commonwealth
Infrastructure Finance Authority
GO Series 2000A	—		—	—	$273,852
CMA Ohio Municipal Money Fund	$1,842,523	*	—	—	$37,909
Puerto Rico Commonwealth
Highway & Transportation
Authority RB Series 1998	—		$12,633,450	$(118,932)	$263,470

*	Represents net purchase cost.
(g)	Represents current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	19

Schedule of Investments March 31, 2008 (Unaudited)	Delaware Municipal Bond Portfolio
	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Municipal Bonds — 88.0%
Delaware — 53.7%
Delaware Economic Development Authority PCRB (Delmarva Power Project) Series 2002B,
5.20%, 2/01/19	$1,000	$1,028,120
Delaware Economic Development Authority RB (Delaware Technology Park University of Delaware Project) Series 2000,
6.00%, 2/01/10(a)	1,000	1,075,790
Delaware Economic Development Authority RB (Delmarva Power Project) Series 2000 AMT,
5.65%, 7/01/28	3,850	4,052,125
Delaware Economic Development Authority RB (First Mortgage Gilpin Project) Series 1998,
5.63%, 7/01/19	2,000	1,892,920
Delaware Economic Development Authority RB (United Water Delaware, Inc. Project) Series 1995 AMT,
6.20%, 6/01/25	1,000	1,014,790
Delaware GO Series 2005C,
5.00%, 3/01/23	1,500	1,594,245
Delaware Heallth Facilities Authority RB (Beebe Medical Center Project) Series 2004A,
5.50%, 6/01/24	1,000	965,660
Delaware Health Facilities Authority RB (Catholic Health East Project) Series 2003D,
5.13%, 11/15/24	1,750	1,745,048
5.25%, 11/15/28	2,225	2,202,750
Delaware Health Facilities Authority RB (Christiana Care Health Services Project) Series 2003,
5.25%, 10/01/12	1,500	1,623,015
Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 1992C,
7.38%, 1/01/15	1,275	1,228,373
Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 2001A,
5.40%, 7/01/24	1,935	1,988,077
Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2000 AMT,
5.90%, 7/01/20	670	686,429
Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2002A AMT,
5.40%, 1/01/34	525	502,451
Delaware River & Bay Authority RB Series 2003,
5.25%, 1/01/13(a)	1,000	1,101,670
Delaware River & Bay Authority RB Series 2005,
5.00%, 1/01/24	1,000	1,013,640
Delaware Solid Waste Authority PCRB Series 2006,
5.00%, 6/01/23	2,000	2,053,820
New Castle County GO Series 2007A,
5.00%, 7/15/24	2,000	2,076,640
Wilmington Park Authority Guaranteed Packaging RB Series 2002,
5.25%, 9/15/14-9/15/15	2,500	2,783,815

		30,629,378

Multi-State — 11.2%
Centerline Equity Issuer Trust Series 1999,
6.63%, 7/15/09(b)(c)	1,000	1,041,150
Centerline Equity Issuer Trust Series 2000,
7.60%, 12/15/10(b)(c)	1,000	1,095,360
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(b)(c)	2,000	2,070,260
7.75%, 11/01/10(b)(c)	2,000	2,165,780

		6,372,550

Puerto Rico — 23.1%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC,
5.50%, 7/01/31	1,000	974,310
5.25%, 7/01/36	500	511,875
Puerto Rico Electric Power Authority RB Series 2007TT,
5.00%, 7/01/32	1,500	1,407,720
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A,
5.38%, 6/01/12-6/01/14	9,075	9,842,060
Puerto Rico Public Finance Corp. RB Series 2007A,
5.25%, 8/01/49	500	463,725

		13,199,690

Total Municipal Bonds
(Cost $49,488,870)		50,201,618

Municipal Bonds Transferred to Tender Option Bond Trusts – 18.9%
Puerto Rico – 18.9%
Puerto Rico Commonwealth Infrastructure Finance Authority GO Series 2000A,
5.38%, 10/01/16(d)(e)	1,600	1,695,968
5.50%, 10/01/17-10/01/20(d)(e)	7,630	8,024,704
5.38%, 10/01/24(d)(e)	1,000	1,039,040

Total Municipal Bonds Transferred to Tender Option Bond Trusts
(Cost $10,273,090)		10,759,712

	Shares
Short Term Investments — 5.5%
Merrill Lynch Institutional Tax-Exempt Fund,
2.20%(d)(f)	3,000,000	3,000,000
Wilmington Trust Tax-Free Money Market Fund,
1.35%(f)	159,845	159,845

Total Short Term Investments
(Cost $3,159,845)		3,159,845

Total Investments in Securities — 112.4%
(Cost $62,921,805*)		64,121,175
Other Assets in Excess of Liabilities — 1.3%		745,979
Liability for Trust Certificates, Including
Interest and Fees Payable — (13.7)%		(7,805,370)

Net Assets — 100.0%		$57,061,784

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	Delaware Municipal Bond Portfolio
	(Percentages shown are based on Net Assets	)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$55,304,701

Gross unrealized appreciation	$1,958,002
Gross unrealized depreciation	(821,528)

Net unrealized appreciation	$1,136,474

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(d)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Interest/ Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	$2,700,000	*	—	—	$27,792
Puerto Rico Commonwealth Infrastructure Finance Authority GO Series 2000A	—		—	—	$273,853
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A	—		$24,872,254	$491,014	$602,044

*	Represents net purchase cost.
(e)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f)	Represents current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	21

Schedule of Investments March 31, 2008 (Unaudited)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 90.4%
Kentucky — 68.8%
Boone County School District Finance Corp. RB (School Building Project) Series 2000B,
5.38%, 8/01/10(a)	$2,500	$2,689,325
Bowling Green GO (Public Project) Series 2007,
5.00%, 12/01/27	1,265	1,282,571
4.25%, 12/01/32	2,255	1,972,651
Bowling Green School District Finance Corp. RB Series 2000,
5.75%, 1/01/18-1/01/20	2,185	2,287,804
Bullitt County School District Finance Corp. RB Series 2006,
4.13%, 12/01/24	1,300	1,202,578
Christian County Public Courthouse Corp. Lease RB (Court Facilities Project) Series 2007,
4.00%, 8/01/17	1,135	1,150,061
Frankfort Electric & Water Plant Board RB Series 1999,
5.60%, 12/01/19	1,045	1,087,824
Hardin County School District Finance Corp. RB (School Building Project) Series 2000,
5.50%, 2/01/10(a)	1,675	1,787,007
Hopkins County GO (Detention Facilities Project) Series 2000,
5.75%, 2/01/10(a)	1,800	1,928,394
Jefferson County School District Finance Corp. RB (School Building Project) Series 1999A,
5.25%, 1/01/14	2,000	2,076,480
Jefferson County School District Finance Corp. RB (School Building Project) Series 2006B,
4.13%, 12/01/25	1,500	1,366,695
Kenton County Public Properties Corp. RB (First Mortgage Court Facilities Project) Series 2007,
4.38%, 3/01/29	1,750	1,577,713
Kentucky Economic Development Finance Authority Health System RB (Norton Healthcare, Inc. Project) Series 2000A,
6.63%, 10/01/10(a)	1,370	1,519,714
6.63%, 10/01/28	380	401,003
Kentucky Housing Corp. RB Series 2008A AMT,
5.30%, 1/01/38	1,650	1,549,086
Kentucky Housing Corp. RB Series 2001F AMT,
5.45%, 1/01/32	450	434,282
Kentucky Rural Water Finance Corp. RB Series 2007A,
4.38%, 2/01/32	585	523,130
Kentucky Turnpike Authority Economic Development RB (Revitalization Project) Series 2001A,
5.50%, 7/01/15	1,000	1,124,990
Lexington-Fayette Urban County Government GO Series 2000A,
5.75%, 2/01/20	1,500	1,574,250
Lexington-Fayette Urban County Government Public Facilities Corp. RB Series 2006,
4.25%, 10/01/28	1,300	1,160,497
Lexington-Fayette Urban County Government Sewer System RB Series 2001A,
5.00%, 7/01/21	1,935	1,995,488
Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Health Care, Inc. Project) Series 2006,
5.25%, 10/01/36	3,750	3,528,675
Louisville & Jefferson Counties Metropolitan Sewer & Drain Systems RB Series 1999A,
5.75%, 5/15/33	3,750	3,840,413
Louisville & Jefferson Counties Regional Airport Authority RB (Airport System Project) Series 2001A AMT,
5.75%, 7/01/15	1,755	1,902,718
Louisville & Jefferson Counties Regional Airport Authority RB (Special Facilities Project) Series 1999 AMT,
5.50%, 3/01/19	3,000	2,920,710
Louisville Regional Airport Authority RB Series 2005A,
5.00%, 7/01/18	4,345	4,397,357
Louisville Waterwkorks Board Water System RB (Louisville Water Co. Project) Series 2000,
5.25%, 11/15/16	2,590	2,735,014
Taylor County GO (Detention Facilities Project) Series 2007,
4.50%, 9/01/32	1,000	894,880
Trimble County Environmental Facilities RB Series 2007,
4.60%, 6/01/33	4,100	3,756,625
Trimble County Environmental Facilities RB Series 2008 (AMBAC Insurance),
6.00%, 3/01/37	1,000	1,004,430
Warren County Hospital Facilities RB (Community Hospital Corp. Project) Series 2007A,
5.00%, 8/01/29	1,000	897,090

		56,569,455

Multi-State — 9.2%
Centerline Equity Issuer Trust Series 1999,
6.63%, 7/15/09(b)(c)	1,000	1,041,150
Centerline Equity Issuer Trust Series 2000,
7.60%, 12/15/10(b)(c)	4,000	4,381,440
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
7.75%, 11/01/10(b)(c)	2,000	2,165,780

		7,588,370

Puerto Rico — 10.1%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2000C,
6.00%, 7/01/10(a)	5,000	5,455,300
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007,
5.25%, 7/01/39	3,000	2,858,340

		8,313,640

Virgin Islands — 2.3%
Virgin Islands Public Finance Authority RB Series 2006,
5.00%, 10/01/28	2,000	1,889,700

Total Municipal Bonds
(Cost $74,496,651)		74,361,165

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedule of Investments (concluded)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts — 13.1%
Puerto Rico — 13.1%
Puerto Rico Commonwealth Infrastructure Finance
Authority GO Series 2000A,
5.38%, 10/01/16(d)(e)(f)	$1,600	$1,695,968
5.50%, 10/01/17-10/01/20(d)(e)(f)	7,630	8,024,704
5.38%, 10/01/24(d)(e)(f)	1,000	1,039,040

Total Municipal Bonds Transferred to Tender Option Bond Trusts
(Cost $10,273,090)		10,759,712

	Shares
Short Term Investments — 6.2%
Merrill Lynch Institutional Tax-Exempt Fund,
2.20%(e)(g)	5,100,000	5,100,000
Wilmington Trust Tax-Free Money Market Fund,
1.35%(g)	27,635	27,635

Total Short Term Investments
(Cost $5,127,635)		5,127,635

Total Investments in Securities — 109.7%
(Cost $89,897,376*)		90,248,512
Liabilities in Excess of Other Assets — (0.2)%		(200,741)
Liability for Trust Certificates, Including Interest and Fees Payable — (9.5)%		(7,805,364)

Net Assets — 100.0%		$82,242,407

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$82,245,093

Gross unrealized appreciation	$3,172,537
Gross unrealized depreciation	(2,849,118)

Net unrealized appreciation	$323,419

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(d)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(e)	Investments in companies considered to be an affiliate of the Portfolio were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Interest/ Dividend Income
Puerto Rico Commonwealth
Infrastructure Finance Authority GO
Series 2000A	—		—	—	$273,850
Merrill Lynch Institutional Tax-Exempt
Fund	$1,600,000	*	—	—	$46,511

*	Represents net purchase cost.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	Represents current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	23

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Assets
Investments at value - unaffiliated[1]	$299,500,815	$100,260,132	$50,361,463	$74,388,800
Investments at value - affiliated[2]	40,392,171	14,738,821	13,759,712	15,859,712
Interest and dividends receivable	4,151,710	1,471,389	643,511	1,046,847
Interest and dividends receivable - affiliated	438,625	279,700	279,700	279,700
Receivable from advisor	9	704	465	303
Capital shares sold receivable	175,122	35,842	180,491	23,155
Prepaid expenses	61,825	14,646	12,496	31,497

Total assets	344,720,277	116,801,234	65,237,838	91,630,014

Liabilities
Trust certificates[3]	11,965,000	7,680,000	7,680,000	7,680,000
Bank overdraft	6,640,889	—	—	—
Investments purchased payable	—	1,510,000	—	1,000,000
Income dividends payable	1,116,627	350,061	166,600	266,308
Interest expense and fees payable	196,580	125,464	125,370	125,364
Capital shares redeemed payable	107,252	64,597	134,975	235,653
Investment advisory fees payable	76,448	33,280	14,408	19,581
Administration fees payable	27,177	7,055	4,592	6,938
Transfer agent fees payable	15,140	5,434	4,701	3,064
Custodian fees payable	8,274	4,477	3,343	4,101
Officer and Trustees fees payable	5,305	1,640	1,068	1,771
Service and distribution fees payable	2,532	7,062	7,515	5,430
Other accrued expenses payable	73,610	38,256	33,482	39,397

Total liabilities	20,234,834	9,827,326	8,176,054	9,387,607

Net Assets
Net Assets	$324,485,443	$106,973,908	$57,061,784	$82,242,407

Net Assets Consist of
Paid-in capital	$347,175,715	$107,342,434	$57,480,000	$86,328,647
Undistributed net investment income	1,527,572	651,741	377,250	893,642
Accumulated net realized loss	(24,058,201)	(3,182,297)	(1,994,836)	(5,331,018)
Net unrealized appreciation/depreciation	(159,643)	2,162,030	1,199,370	351,136

Net Assets	$324,485,443	$106,973,908	$57,061,784	$82,242,407

[1] Investments at cost - unaffiliated	$300,118,215	$98,584,724	$49,648,715	$74,524,286
[2] Investments at cost - affiliated	39,934,414	14,252,199	13,273,090	15,373,090
[3] Represents short-term floating rate certificates issued by tender option bond trusts

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
BlackRock
Net Assets	$21,449,990	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,054,655	—	—	—
Net Asset Value	$10.44	$—	$—	$—
Institutional
Net Assets	$283,716,300	$86,491,983	$35,427,329	$62,676,948
Shares outstanding, unlimited number of shares authorized, $0.001 par value	27,174,737	8,514,014	3,715,115	6,944,140
Net Asset Value	$10.44	$10.16	$9.54	$9.03
Service
Net Assets	$1,887,902	$2,146,063	$—	$277,995
Shares outstanding, unlimited number of shares authorized, $0.001 par value	180,957	211,031	—	30,780
Net Asset Value	$10.43	$10.17	$—	$9.03
Investor A
Net Assets	$10,717,037	$7,611,540	$10,542,067	$11,146,321
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,026,156	749,132	1,104,824	1,234,894
Net Asset Value	$10.44	$10.16	$9.54	$9.03
Investor B
Net Assets	$2,681,099	$4,455,112	$4,059,578	$1,587,562
Shares outstanding, unlimited number of shares authorized, $0.001 par value	256,752	438,379	425,315	175,850
Net Asset Value	$10.44	$10.16	$9.54	$9.03
Investor C
Net Assets	$4,033,115	$6,269,210	$7,032,810	$6,553,581
Shares outstanding, unlimited number of shares authorized, $0.001 par value	386,248	616,639	736,973	724,361
Net Asset Value	$10.44	$10.17	$9.54	$9.05

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	25

Statements of Operations

Six Months Ended March 31, 2008 (Unaudited)	AMT-Free Municipal Bond Portfolio	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Investment Income
Interest	$8,103,150	$2,388,583	$1,218,612	$2,394,593
Dividends	2,327	969	977	1,082
Interest from affiliates	686,625	537,374	875,943	273,866
Dividends from affiliates	349,387	37,909	27,792	46,511

Total Investment Income	9,141,489	2,964,835	2,123,324	2,716,052

Expenses
Investment advisory	818,821	264,952	162,014	257,321
Administration	122,823	39,743	22,093	35,089
Administration - class specific	40,931	13,247	7,368	11,726
Professional	27,460	18,149	19,089	21,977
Printing	23,135	7,819	4,599	7,060
Service - class specific	22,980	25,105	27,647	27,474
Registration	21,650	3,976	3,486	19,045
Custodian	19,117	9,510	7,470	10,102
Distribution - class specific	15,415	41,251	43,815	34,080
Officer and Trustees	13,511	8,947	8,156	8,935
Transfer agent - class specific	10,341	8,850	7,156	5,762
Miscellaneous	19,009	7,594	4,953	7,647

Total expenses excluding interest expense and fees	1,155,193	449,143	317,846	446,218
Interest expense and fees[1]	300,935	218,934	450,712	125,362

Total expenses	1,456,128	668,077	768,558	571,580
Less investment advisory fees waived	(325,664)	(34,917)	(42,137)	(88,063)
Less fees waived by advisor	(5,561)	(8,356)	(448)	(825)
Less administration fees waived - class specific	(2,895)	(11,522)	(1,965)	(1,192)
Less transfer agent fees waived - class specific	(83)	(646)	(284)	(103)
Less transfer agent fees reimbursed - class specific	(71)	(4,346)	(3,420)	(2,244)
Less fees paid indirectly	(14)	(10)	(9)	(2)

Total expenses after waivers and reimbursement	1,121,840	608,280	720,295	479,151

Net investment income	8,019,649	2,356,555	1,403,029	2,236,901

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - unaffiliated	(300,771)	(373,424)	663,966	(782,290)
Investments - affiliated	—	(118,932)	491,014	—

	(300,771)	(492,356)	1,154,980	(782,290)

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	(7,117,278)	(914,531)	(320,963)	(1,508,574)
Investments - affiliated	(1,200,770)	(331,409)	(1,814,480)	(80,061)

	(8,318,048)	(1,245,940)	(2,135,443)	(1,588,635)

Net realized and unrealized loss	(8,618,819)	(1,738,296)	(980,463)	(2,370,925)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(599,170)	$618,259	$422,566	$(134,024)

1	Related to tender option bond trusts.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Changes in Net Assets

	AMT-Free Municipal Bond Portfolio		Ohio Municipal Bond Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Operations
Net investment income	$8,019,649	$14,904,219	$2,356,555	$4,597,981
Net realized gain (loss)	(300,771)	(712,024)	(492,356)	1,280,524
Net change in unrealized appreciation/depreciation	(8,318,048)	(6,611,974)	(1,245,940)	(3,355,397)

Net increase (decrease) in net assets resulting from operations	(599,170)	7,580,221	618,259	2,523,108

Dividends and Distributions to Shareholders from
Net investment income:
BlackRock	(539,635)	(2,470,313)	—	—
Institutional	(6,494,508)	(11,793,357)	(1,877,842)	(3,636,795)
Service	(33,525)	(46,544)	(37,869)	(47,053)
Investor A	(211,262)	(377,202)	(149,038)	(287,438)
Investor B	(60,880)	(125,337)	(80,390)	(184,932)
Investor C	(71,893)	(96,795)	(100,393)	(214,444)
Net realized gain:
BlackRock	(39,435)	—	—	—
Institutional	(472,229)	—	(215,201)	—
Service	(3,110)	—	(4,522)	—
Investor A	(16,236)	—	(17,900)	—
Investor B	(4,705)	—	(12,088)	—
Investor C	(6,749)	—	(15,287)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(7,954,167)	(14,909,548)	(2,510,530)	(4,370,662)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	12,506,088	(33,460,379)	3,818,430	(4,232,863)

Net Assets
Total increase (decrease) in net assets	3,952,751	(40,789,706)	1,926,159	(6,080,417)
Beginning of period	320,532,692	361,322,398	105,047,749	111,128,166

End of period	$324,485,443	$320,532,692	$106,973,908	$105,047,749

End of period undistributed net investment income	$1,527,572	$919,626	$651,741	$540,718

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	27

Statements of Changes in Net Assets (concluded)

	Delaware Municipal Bond Portfolio		Kentucky Municipal Bond Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Operations
Net investment income	$1,403,029	$2,585,325	$2,236,901	$4,373,200
Net realized gain (loss)	1,154,980	(229,712)	(782,290)	315,540
Net change in unrealized appreciation/depreciation	(2,135,443)	(674,964)	(1,588,635)	(3,120,314)

Net increase (decrease) in net assets resulting from operations	422,566	1,680,649	(134,024)	1,568,426

Dividends and Distributions to Shareholders from
Net investment income:
Institutional	(857,156)	(1,557,888)	(1,566,966)	(4,432,021)
Service	—	—	(5,914)	(13,927)
Investor A	(230,046)	(422,321)	(258,293)	(610,931)
Investor B	(79,571)	(176,955)	(28,113)	(91,056)
Investor C	(135,910)	(268,982)	(125,444)	(224,702)
Net realized gain:
Institutional	(52,107)	—	(163,629)	—
Service	—	—	(675)	—
Investor A	(14,963)	—	(29,682)	—
Investor B	(6,155)	—	(3,826)	—
Investor C	(10,618)	—	(15,926)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,386,526)	(2,426,146)	(2,198,468)	(5,372,637)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	(1,722,484)	(4,875,342)	(20,632,139)	37,242,526

Net Assets
Total increase (decrease) in net assets	(2,686,444)	(5,620,839)	(22,964,631)	33,438,315
Beginning of period	59,748,228	65,369,067	105,207,038	71,768,723

End of period	$57,061,784	$59,748,228	$82,242,407	$105,207,038

End of period undistributed net investment income	$377,250	$276,904	$893,642	$641,471

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statement of Cash Flows

Six Months Ended March 31, 2008 (Unaudited)	Ohio Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio
Increase (Decrease) in Cash
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$618,259	$422,566	$(134,024)

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of long-term investment securities	(25,640,676)	(27,683,683)	(2,637,625)
Proceeds from disposition and maturities of long-term investment securities	29,822,673	47,076,731	23,540,940
Net purchase of short-term investment securities	(1,840,286)	(2,819,507)	(1,565,266)
Net decrease in unrealized appreciation/depreciation on investment securities	1,245,940	2,135,443	1,588,635
Net realized gain (loss) on investment securities	492,356	(1,154,980)	782,290
Net amortization of premium (discount)	97,869	78,787	55,153
Decrease in interest receivable	65,934	443,170	352,176
Increase (decrease) in prepaid expenses	(7,274)	(7,836)	1,234
Increase (decrease) in receivable from advisor	140	(293)	77
Decrease in interest and fees payable	(101,719)	(219,694)	(26,480)
Increase in investments purchased payable	1,510,000	—	1,000,000
Increase (decrease) in accrued expenses	4,509	(905)	(8,054)

Net cash provided by operating activities	6,267,725	18,269,799	22,949,056

Cash Flows Used for Financing Activities
Decrease in secured borrowings	(7,745,000)	(14,675,000)	—
Proceeds from shares sold	12,458,658	4,790,713	5,534,677
Shares redeemed	(8,894,039)	(7,334,971)	(26,595,856)
Cash distributions paid	(2,087,344)	(1,050,541)	(1,887,877)

Net cash used for financing activities	(6,267,725)	(18,269,799)	(22,949,056)

Cash
Net increase (decrease) in cash	—	—	—

Beginning balance	—	—	—

Ending balance	$—	$—	$—

Supplemental Disclosure of Cash Flow Information
Reinvestment of dividends and distributions	$404,707	$336,388	$422,538
Cash paid during the period for interest	320,653	670,406	151,842

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	29

Financial Highlights	AMT-Free Municipal Bond Portfolio

	BlackRock
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,			Period Ended 9/30/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$10.99	$11.11	$11.22

Net investment income[2]	0.24	0.46	0.47	0.49	0.37
Net realized and unrealized loss	(0.25)	(0.22)	(0.06)	(0.17)	(0.10)

Net increase (decrease) from investment operations	(0.01)	0.24	0.41	0.32	0.27

Dividends and distributions from:
Net investment income	(0.24)	(0.46)	(0.47)	(0.44)	(0.38)
Net realized gain	(0.02)	—	—	—	—

Total dividends and distributions	(0.26)	(0.46)	(0.47)	(0.44)	(0.38)

Net asset value, end of period	$10.44	$10.71	$10.93	$10.99	$11.11

Total Investment Return
Based on net asset value	(0.09)%[3]	2.27%	3.83%	3.23%	2.46%[3]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.45%[5]	0.45%	0.45%	0.45%	0.45%[5]

Total expenses, net of waivers and reimbursement	0.63%[5]	0.65%	0.64%	0.57%	0.51%[5]

Total expenses	0.86%[5]	0.88%	0.88%	0.83%	0.75%[5]

Net investment income	4.59%[5]	4.26%	4.35%	4.39%	4.34%[5]

Supplemental Data
Net assets, end of period (000)	$21,450	$24,027	$71,890	$85,552	$100,489

Portfolio turnover	47%	88%	66%	87%	69%

	Institutional
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[6]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.11	$11.22	$11.38

Net investment income	0.24 [2]	0.46 [2]	0.46 [2]	0.47 [2]	0.48 [2]	0.54
Net realized and unrealized loss	(0.25)	(0.22)	(0.07)	(0.12)	(0.10)	(0.17)

Net increase (decrease) from investment operations	(0.01)	0.24	0.39	0.35	0.38	0.37

Dividends and distributions from:
Net investment income	(0.24)	(0.46)	(0.46)	(0.46)	(0.49)	(0.53)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.26)	(0.46)	(0.46)	(0.46)	(0.49)	(0.53)

Net asset value, end of period	$10.44	$10.71	$10.93	$11.00	$11.11	$11.22

Total Investment Return
Based on net asset value	(0.10)%[3]	2.25%	3.65%	3.17%	3.46%	3.40%
Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.48%[5]	0.48%	0.52%	0.60%	0.60%	0.60%

Total expenses, net of waivers and reimbursement	0.66%[5]	0.68%	0.71%	0.72%	0.66%	0.69%

Total expenses	0.86%[5]	0.88%	0.92%	0.95%	0.88%	0.92%

Net investment income	4.55%[5]	4.27%	4.26%	4.24%	4.34%	4.80%

Supplemental Data
Net assets, end of period (000)	$283,716	$278,479	$271,641	$295,737	$308,122	$334,685

Portfolio turnover	47%	88%	66%	87%	69%	72%

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Service
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[6]
Per Share Operating Performance
Net asset value, beginning of period	$10.70	$10.92	$10.99	$11.10	$11.21	$11.38

Net investment income	0.23 [2]	0.43 [2]	0.43 [2]	0.44 [2]	0.45 [2]	0.49
Net realized and unrealized loss	(0.25)	(0.22)	(0.08)	(0.12)	(0.10)	(0.16)

Net increase (decrease) from investment operations	(0.02)	0.21	0.35	0.32	0.35	0.33

Dividends and distributions from:
Net investment income	(0.23)	(0.43)	(0.42)	(0.43)	(0.46)	(0.50)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.25)	(0.43)	(0.42)	(0.43)	(0.46)	(0.50)

Net asset value, end of period	$10.43	$10.70	$10.92	$10.99	$11.10	$11.21

Total Investment Return
Based on net asset value	(0.25)%[3]	1.91%	3.29%	2.91%	3.16%	2.99%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.76%[5]	0.79%	0.88%	0.86%	0.86%	0.90%

Total expenses, net of waivers and reimbursement	0.95%[5]	0.99%	1.07%	0.98%	0.92%	0.99%

Total expenses	1.15%[5]	1.19%	1.62%	1.20%	1.14%	1.22%

Net investment income	4.26%[5]	3.96%	3.91%	3.99%	4.09%	4.46%

Supplemental Data
Net assets, end of period (000)	$1,888	$1,158	$1,249	$2,312	$2,702	$2,971

Portfolio turnover	47%	88%	66%	87%	69%	72%

1	Commenced operations on December 22, 2003.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5	Annualized.
6	Audited by other auditors.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	31

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor A
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.12	$11.22	$11.38

Net investment income	0.23 [2]	0.43 [2]	0.43 [2]	0.44 [2]	0.44 [2]	0.48
Net realized and unrealized loss	(0.26)	(0.22)	(0.07)	(0.13)	(0.10)	(0.16)

Net increase (decrease) from investment operations	(0.03)	0.21	0.36	0.31	0.34	0.32

Dividends and distributions from:
Net investment income	(0.22)	(0.43)	(0.43)	(0.43)	(0.44)	(0.48)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.24)	(0.43)	(0.43)	(0.43)	(0.44)	(0.48)

Net asset value, end of period	$10.44	$10.71	$10.93	$11.00	$11.12	$11.22

Total Investment Return
Based on net asset value[3]	(0.25)%[4]	1.92%	3.35%	2.81%	3.10%	2.91%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	0.78%[6]	0.79%	0.82%	0.86%	1.00%	1.07%

Total expenses, net of waivers and reimbursement	0.97%[6]	0.99%	1.01%	0.98%	1.06%	1.16%

Total expenses	1.17%[6]	1.20%	1.31%	1.30%	1.37%	1.39%

Net investment income	4.24%[6]	3.96%	3.97%	3.99%	3.95%	4.31%

Supplemental Data
Net assets, end of period (000)	$10,717	$9,868	$9,713	$8,965	$7,711	$8,573

Portfolio turnover	47%	88%	66%	87%	69%	72%

	Investor B
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.11	$11.22	$11.38

Net investment income	0.22 [2]	0.39 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.40
Net realized and unrealized loss	(0.25)	(0.21)	(0.08)	(0.12)	(0.11)	(0.16)

Net increase (decrease) from investment operations	(0.03)	0.18	0.27	0.24	0.25	0.24

Dividends and distributions from:
Net investment income	(0.22)	(0.40)	(0.34)	(0.35)	(0.36)	(0.40)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.24)	(0.40)	(0.34)	(0.35)	(0.36)	(0.40)

Net asset value, end of period	$10.44	$10.71	$10.93	$11.00	$11.11	$11.22

Total Investment Return
Based on net asset value[3]	(0.27)%[4]	1.63%	2.55%	2.14%	2.24%	2.14%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	0.83%[6]	1.10%	1.60%	1.61%	1.75%	1.82%

Total expenses, net of waivers and reimbursement	1.01%[6]	1.30%	1.79%	1.73%	1.81%	1.91%

Total expenses	1.21%[6]	1.51%	1.99%	1.96%	2.03%	2.14%

Net investment income	4.21%[6]	3.65%	3.20%	3.24%	3.21%	3.57%

Supplemental Data
Net assets, end of period (000)	$2,681	$3,088	$4,168	$4,839	$5,869	$7,161

Portfolio turnover	47%	88%	66%	87%	69%	72%

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.93	$11.00	$11.12	$11.21	$11.38

Net investment income	0.19 [2]	0.35 [2]	0.35 [2]	0.36 [2]	0.35 [2]	0.41
Net realized and unrealized loss	(0.26)	(0.22)	(0.07)	(0.13)	(0.08)	(0.18)

Net increase (decrease) from investment operations	(0.07)	0.13	0.28	0.23	0.27	0.23

Distributions and dividends from:
Net investment income	(0.18)	(0.35)	(0.35)	(0.35)	(0.36)	(0.40)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.35)	(0.35)	(0.35)	(0.36)	(0.40)

Net asset value, end of period	$10.44	$10.71	$10.93	$11.00	$11.12	$11.21

Total Investment Return
Based on net asset value[3]	(0.63)%[4]	1.16%	2.59%	2.05%	2.33%	2.05%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.53%[6]	1.54%	1.56%	1.62%	1.73%	1.82%

Total expenses, net of waivers and reimbursement	1.71%[6]	1.74%	1.75%	1.74%	1.79%	1.91%

Total expenses	1.91%[6]	1.95%	1.95%	1.97%	2.01%	2.14%

Net investment income	3.49%[6]	3.22%	3.22%	3.26%	3.17%	3.59%

Supplemental Data
Net assets, end of period (000)	$4,033	$3,913	$2,662	$2,303	$2,918	$2,559

Portfolio turnover	47%	88%	66%	87%	69%	72%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	33

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Institutional
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.23 [2]	0.46 [2]	0.48 [2]	0.48 [2]	0.54 [2]	0.52
Net realized and unrealized loss	(0.15)	(0.20)	(0.13)	(0.21)	(0.03)	(0.22)

Net increase from investment operations	0.08	0.26	0.35	0.27	0.51	0.30

Dividends and distributions from:
Net investment income	(0.23)	(0.44)	(0.47)	(0.51)	(0.50)	(0.52)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.26)	(0.44)	(0.47)	(0.51)	(0.50)	(0.52)

Net asset value, end of period	$10.16	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return
Based on net asset value	0.69%[3]	2.54%	3.37%	2.55%	4.82%	2.79%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.60%[5]	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses, net of waivers and reimbursement	1.01%[5]	1.38%	1.27%	1.04%	0.84%	0.93%

Total expenses	1.13%[5]	1.49%	1.42%	1.29%	1.08%	1.16%

Net investment income	4.37%[5]	4.45%	4.56%	4.47%	4.97%	4.78%

Supplemental Data
Net assets, end of period (000)	$86,492	$85,200	$87,546	$100,501	$96,730	$97,589

Portfolio turnover	22%	21%	13%	9%	5%	15%

	Service
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$10.53	$10.65	$10.89	$10.87	$11.09

Net investment income	0.21 [2]	0.43 [2]	0.44 [2]	0.45 [2]	0.51 [2]	0.52
Net realized and unrealized loss	(0.15)	(0.20)	(0.12)	(0.21)	(0.02)	(0.26)

Net increase from investment operations	0.06	0.23	0.32	0.24	0.49	0.26

Dividends and distributions from:
Net investment income	(0.21)	(0.41)	(0.44)	(0.48)	(0.47)	(0.48)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.24)	(0.41)	(0.44)	(0.48)	(0.47)	(0.48)

Net asset value, end of period	$10.17	$10.35	$10.53	$10.65	$10.89	$10.87

Total Investment Return
Based on net asset value	0.54%[3]	2.24%	3.06%	2.24%	4.60%	2.48%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.89%[5]	0.89%	0.90%	0.90%	0.81%	0.90%

Total expenses, net of waivers and reimbursement	1.30%[5]	1.67%	1.57%	1.34%	1.05%	1.23%

Total expenses	1.39%[5]	1.76%	1.67%	1.54%	1.26%	1.45%

Net investment income	4.07%[5]	4.14%	4.25%	4.16%	4.74%	4.58%

Supplemental Data
Net assets, end of period (000)	$2,146	$1,765	$1,122	$736	$700	$727

Portfolio turnover	22%	21%	13%	9%	5%	15%

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor A
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.21 [2]	0.44 [2]	0.45 [2]	0.44 [2]	0.49 [2]	0.46
Net realized and unrealized loss	(0.15)	(0.20)	(0.14)	(0.21)	(0.03)	(0.21)

Net increase from investment operations	0.06	0.24	0.31	0.23	0.46	0.25

Dividends and distributions from:
Net investment income	(0.21)	(0.42)	(0.43)	(0.47)	(0.45)	(0.47)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.24)	(0.42)	(0.43)	(0.47)	(0.45)	(0.47)

Net asset value, end of period	$10.16	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return
Based on net asset value[6]	0.56%[3]	2.29%	3.05%	2.14%	4.34%	2.31%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.85%[5]	0.85%	0.90%	0.99%	1.07%	1.08%

Total expenses, net of waivers and reimbursement	1.26%[5]	1.63%	1.57%	1.43%	1.31%	1.41%

Total expenses	1.44%[5]	1.81%	1.81%	1.64%	1.58%	1.64%

Net investment income	4.11%[5]	4.21%	4.26%	4.05%	4.56%	4.32%

Supplemental Data
Net assets, end of period (000)	$7,612	$6,938	$7,557	$8,873	$5,043	$7,494

Portfolio turnover	22%	21%	13%	9%	5%	15%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5	Annualized.
6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	35

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor B
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.52	$10.64	$10.88	$10.87	$11.09

Net investment income	0.17 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.41 [2]	0.39
Net realized and unrealized loss	(0.15)	(0.20)	(0.13)	(0.21)	(0.03)	(0.23)

Net increase from investment operations	0.02	0.15	0.23	0.15	0.38	0.16

Dividends and distributions from:
Net investment income	(0.17)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)

Net asset value, end of period	$10.16	$10.34	$10.52	$10.64	$10.88	$10.87

Total Investment Return
Based on net asset value[3]	0.14%[4]	1.43%	2.22%	1.38%	3.57%	1.54%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.69%[6]	1.69%	1.72%	1.75%	1.79%	1.82%

Total expenses, net of waivers and reimbursement	2.11%[6]	2.47%	2.39%	2.19%	2.03%	2.15%

Total expenses	2.19%[6]	2.55%	2.46%	2.29%	2.21%	2.38%

Net investment income	3.29%[6]	3.38%	3.46%	3.32%	3.78%	3.55%

Supplemental Data
Net assets, end of period (000)	$4,455	$5,142	$7,070	$9,424	$10,280	$10,453

Portfolio turnover	22%	21%	13%	9%	5%	15%

See Notes to Financial Statements.

36	`SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$10.53	$10.65	$10.89	$10.87	$11.09

Net investment income	0.17 [2]	0.35 [2]	0.36 [2]	0.36 [2]	0.41 [2]	0.40
Net realized and unrealized loss	(0.15)	(0.20)	(0.13)	(0.21)	(0.02)	(0.24)

Net increase from investment operations	0.02	0.15	0.23	0.15	0.39	0.16

Dividends and distributions from:
Net investment income	(0.17)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.20)	(0.33)	(0.35)	(0.39)	(0.37)	(0.38)

Net asset value, end of period	$10.17	$10.35	$10.53	$10.65	$10.89	$10.87

Total Investment Return
Based on net asset value[3]	0.15%[4]	1.42%	2.24%	1.38%	3.66%	1.54%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.68%[6]	1.70%	1.69%	1.74%	1.77%	1.82%

Total expenses, net of waivers and reimbursement	2.09%[6]	2.48%	2.36%	2.18%	2.01%	2.15%

Total expenses	2.17%[6]	2.56%	2.44%	2.28%	2.19%	2.38%

Net investment income	3.29%[6]	3.37%	3.46%	3.30%	3.80%	3.55%

Supplemental Data
Net assets, end of period (000)	$6,269	$6,002	$7,832	$7,063	$5,411	$5,740

Portfolio turnover	22%	21%	13%	9%	5%	15%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	37

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Institutional
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.70	$9.82	$9.92	$10.13	$10.23	$10.54

Net investment income	0.23 [2]	0.43 [2]	0.43 [2]	0.43 [2]	0.47 [2]	0.52
Net realized and unrealized loss	(0.15)	(0.14)	(0.11)	(0.21)	(0.08)	(0.27)

Net increase from investment operations	0.08	0.29	0.32	0.22	0.39	0.25

Dividends and distributions from:
Net investment income	(0.23)	(0.41)	(0.42)	(0.43)	(0.49)	(0.56)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.24)	(0.41)	(0.42)	(0.43)	(0.49)	(0.56)

Net asset value, end of period	$9.54	$9.70	$9.82	$9.92	$10.13	$10.23

Total Investment Return
Based on net asset value	0.83%[3]	3.02%	3.34%	2.16%	3.92%	2.53%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.67%[5]	0.68%	0.69%	0.70%	0.70%	0.70%

Total expenses, net of waivers and reimbursement	2.20%[5]	2.09%	1.95%	1.45%	1.17%	1.36%

Total expenses	2.35%[5]	2.22%	2.11%	1.67%	1.36%	1.56%

Net investment income	4.67%[5]	4.47%	4.43%	4.24%	4.61%	5.06%

Supplemental Data
Net assets, end of period (000)	$35,427	$36,995	$38,044	$46,782	$54,451	$54,512

Portfolio turnover	37%	11%	5%	8%	3%	26%

	Investor A
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.71	$9.83	$9.93	$10.13	$10.24	$10.54

Net investment income	0.21 [2]	0.41 [2]	0.40 [2]	0.39 [2]	0.42 [2]	0.45
Net realized and unrealized loss	(0.16)	(0.15)	(0.11)	(0.20)	(0.09)	(0.24)

Net increase from investment operations	0.05	0.26	0.29	0.19	0.33	0.21

Dividends and Distributions from:
Net investment income	(0.21)	(0.38)	(0.39)	(0.39)	(0.44)	(0.51)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.22)	(0.38)	(0.39)	(0.39)	(0.44)	(0.51)

Net asset value, end of period	$9.54	$9.71	$9.83	$9.93	$10.13	$10.24

Total Investment Return
Based on net asset value[6]	0.58%[3]	2.74%	3.01%	1.85%	3.35%	2.15%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.95%[5]	0.95%	1.00%	1.09%	1.14%	1.17%

Total expenses, net of waivers and reimbursement	2.48%[5]	2.36%	2.26%	1.84%	1.61%	1.83%

Total expenses	2.63%[5]	2.51%	2.47%	2.01%	1.87%	2.02%

Net investment income	4.38%[5]	4.20%	4.11%	3.86%	4.16%	4.48%

Supplemental Data
Net assets, end of period (000)	$10,542	$10,448	$11,560	$14,421	$12,895	$8,634

Portfolio turnover	37%	11%	5%	8%	3%	26%

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor B
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.71	$9.83	$9.93	$10.14	$10.24	$10.54

Net investment income	0.18 [2]	0.34 [2]	0.33 [2]	0.31 [2]	0.35 [2]	0.37
Net realized and unrealized loss	(0.16)	(0.15)	(0.11)	(0.21)	(0.08)	(0.23)

Net increase from investment operations	0.02	0.19	0.22	0.10	0.27	0.14

Dividends and distributions from:
Net investment income	(0.18)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.19)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)

Net asset value, end of period	$9.54	$9.71	$9.83	$9.93	$10.14	$10.24

Total Investment Return
Based on net asset value[6]	0.23%[3]	2.02%	2.26%	0.99%	2.68%	1.38%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	1.65%[5]	1.65%	1.72%	1.84%	1.89%	1.92%

Total expenses, net of waivers and reimbursement	3.18%[5]	3.06%	2.98%	2.59%	2.36%	2.58%

Total expenses	3.42%[5]	3.28%	3.16%	2.67%	2.49%	2.75%

Net investment income	3.69%[5]	3.48%	3.40%	3.10%	3.42%	3.70%

Supplemental Data
Net assets, end of period (000)	$4,060	$4,675	$6,213	$7,524	$8,606	$8,528

Portfolio turnover	37%	11%	5%	8%	3%	26%

	Investor C
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.71	$9.83	$9.93	$10.13	$10.24	$10.54

Net investment income	0.18 [2]	0.34 [2]	0.33 [2]	0.31 [2]	0.35 [2]	0.37
Net realized and unrealized loss	(0.16)	(0.15)	(0.11)	(0.20)	(0.09)	(0.23)

Net increase from investment operations	0.02	0.19	0.22	0.11	0.26	0.14

Dividends and distributions from:
Net investment income	(0.18)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.19)	(0.31)	(0.32)	(0.31)	(0.37)	(0.44)

Net asset value, end of period	$9.54	$9.71	$9.83	$9.93	$10.13	$10.24

Total Investment Return
Based on net asset value[6]	0.23%[3]	2.02%	2.26%	1.10%	2.58%	1.38%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	1.65%[5]	1.65%	1.73%	1.85%	1.89%	1.91%

Total expenses, net of waivers and reimbursement	3.18%[5]	3.06%	2.99%	2.60%	2.36%	2.57%

Total expenses	3.41%[5]	3.27%	3.15%	2.67%	2.49%	2.74%

Net investment income	3.69%[5]	3.49%	3.41%	3.11%	3.43%	3.56%

Supplemental Data
Net assets, end of period (000)	$7,033	$7,629	$9,551	$13,293	$14,500	$14,529

Portfolio turnover	37%	11%	5%	8%	3%	26%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5	Annualized.
6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	39

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Institutional
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.20 [2]	0.41 [2]	0.46 [2]	0.46 [2]	0.45 [2]	0.48
Net realized and unrealized loss	(0.22)	(0.21)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase from investment operations	(0.02)	0.20	0.28	0.32	0.38	0.28

Dividends and distributions from:
Net investment income	(0.20)	(0.51)	(0.39)	(0.36)	(0.42)	(0.50)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.22)	(0.51)	(0.39)	(0.36)	(0.42)	(0.50)

Net asset value, end of period	$9.03	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return
Based on net asset value	(0.20)%[3]	2.13%	3.01%	3.35%	4.01%	2.95%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.63%[5]	0.62%	0.66%	0.70%	0.70%	0.70%

Total expenses, net of waivers and reimbursement	0.89%[5]	1.02%	1.22%	1.05%	0.86%	0.88%

Total expenses	1.08%[5]	1.19%	1.39%	1.26%	1.05%	1.06%

Net investment income	4.37%[5]	4.41%	4.81%	4.69%	4.61%	4.94%

Supplemental Data
Net assets, end of period (000)	$62,677	$80,671	$61,918	$71,188	$78,549	$115,104

Portfolio turnover	3%	39%	8%	4%	7%	34%

	Service
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.59	$9.70	$9.74	$9.78	$9.99

Net investment income	0.19 [2]	0.39 [2]	0.43 [2]	0.43 [2]	0.43 [2]	0.45
Net realized and unrealized loss	(0.22)	(0.23)	(0.18)	(0.14)	(0.08)	(0.19)

Net increase from investment operations	(0.03)	0.16	0.25	0.29	0.35	0.26

Dividends and distributions from:
Net investment income	(0.19)	(0.48)	(0.36)	(0.33)	(0.39)	(0.47)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.21)	(0.48)	(0.36)	(0.33)	(0.39)	(0.47)

Net asset value, end of period	$9.03	$9.27	$9.59	$9.70	$9.74	$9.78

Total Investment Return
Based on net asset value	(0.35)%[3]	1.70%	2.69%	3.04%	3.69%	2.74%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.91%[5]	0.94%	0.97%	1.00%	1.00%	1.00%

Total expenses, net of waivers and reimbursement	1.18%[5]	1.34%	1.53%	1.35%	1.16%	1.18%

Total expenses	1.37%[5]	1.51%	1.68%	1.52%	1.33%	1.36%

Net investment income	4.07%[5]	4.10%	4.50%	4.38%	4.40%	4.57%

Supplemental Data
Net assets, end of period (000)	$278	$290	$263	$248	$247	$103

Portfolio turnover	3%	39%	8%	4%	7%	34%

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Institutional
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.19 [2]	0.38 [2]	0.43 [2]	0.42 [2]	0.41 [2]	0.44
Net realized and unrealized loss	(0.22)	(0.21)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase from investment operations	(0.03)	0.17	0.25	0.28	0.34	0.24

Dividends and distributions from:
Net investment income	(0.19)	(0.48)	(0.36)	(0.32)	(0.38)	(0.46)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.21)	(0.48)	(0.36)	(0.32)	(0.38)	(0.46)

Net asset value, end of period	$9.03	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return
Based on net asset value[6]	(0.33)%[3]	1.86%	2.68%	2.95%	3.53%	2.46%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[4]	0.89%[5]	0.87%	0.97%	1.09%	1.15%	1.17%

Total expenses, net of waivers and reimbursement	1.16%[5]	1.27%	1.53%	1.44%	1.31%	1.35%

Total expenses	1.35%[5]	1.46%	1.75%	1.61%	1.52%	1.53%

Net investment income	4.12%[5]	4.07%	4.50%	4.28%	4.19%	4.42%

Supplemental Data
Net assets, end of period (000)	$11,146	$14,185	$6,240	$6,377	$5,482	$4,701

Portfolio turnover	3%	39%	8%	4%	7%	34%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Aggregate total investment return.
4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5	Annualized.
6	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	41

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Investor B
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.27	$9.58	$9.69	$9.73	$9.77	$9.99

Net investment income	0.16 [2]	0.33 [2]	0.36 [2]	0.35 [2]	0.33 [2]	0.36
Net realized and unrealized loss	(0.22)	(0.22)	(0.18)	(0.14)	(0.07)	(0.20)

Net increase from investment operations	(0.06)	0.11	0.18	0.21	0.26	0.16

Dividends and distributions from:
Net investment income	(0.16)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.18)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)

Net asset value, end of period	$9.03	$9.27	$9.58	$9.69	$9.73	$9.77

Total Investment Return
Based on net asset value[3]	(0.69)%[4]	1.14%	1.94%	2.18%	2.76%	1.70%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.60%[6]	1.60%	1.71%	1.85%	1.89%	1.92%

Total expenses, net of waivers and reimbursement	1.87%[6]	2.00%	2.27%	2.20%	2.05%	2.10%

Total expenses	2.14%[6]	2.24%	2.47%	2.27%	2.18%	2.27%

Net investment income	3.39%[6]	3.46%	3.78%	3.55%	3.44%	3.64%

Supplemental Data
Net assets, end of period (000)	$1,588	$1,714	$2,233	$3,578	$3,897	$3,795

Portfolio turnover	3%	39%	8%	4%	7%	34%

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (concluded)	Kentucky Municipal Bond Portfolio

	Investor C
	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$9.29	$9.61	$9.71	$9.76	$9.79	$10.02

Net investment income	0.16 [2]	0.31 [2]	0.36 [2]	0.35 [2]	0.33 [2]	0.36
Net realized and unrealized loss	(0.22)	(0.21)	(0.17)	(0.15)	(0.06)	(0.21)

Net increase from investment operations	(0.06)	0.10	0.19	0.20	0.27	0.15

Dividends and distributions from:
Net investment income	(0.16)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)
Net realized gain	(0.02)	—	—	—	—	—

Total dividends and distributions	(0.18)	(0.42)	(0.29)	(0.25)	(0.30)	(0.38)

Net asset value, end of period	$9.05	$9.29	$9.61	$9.71	$9.76	$9.79

Total Investment Return
Based on net asset value[3]	(0.68)%[4]	1.06%	2.04%	2.07%	2.86%	1.59%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement and excluding interest expense and fees[5]	1.60%[6]	1.58%	1.68%	1.86%	1.88%	1.92%

Total expenses, net of waivers and reimbursement	1.87%[6]	1.98%	2.24%	2.21%	2.04%	2.10%

Total expenses	2.13%[6]	2.21%	2.41%	2.27%	2.16%	2.28%

Net investment income	3.39%[6]	3.30%	3.75%	3.55%	3.43%	3.69%

Supplemental Data
Net assets, end of period (000)	$6,554	$8,347	$1,115	$938	$1,399	$1,179

Portfolio turnover	3%	39%	8%	4%	7%	34%

1	Audited by other auditors.
2	Based on average shares outstanding.
3	Total investment returns exclude the effects of sales charges.
4	Aggregate total investment return.
5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	43

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2008, the Fund had 32 registered portfolios, 4 of which are included in these financial statements (the “Portfolios”). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio of the Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Service, Investor A, Investor B and Investor C Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees ( the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Portfolios invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which the Portfolio, or an agent on behalf of the Portfolio, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to a Portfolio which made the transfer or to affiliates of the Portfolio. The Portfolio’s transfer of the municipal securities to a TOB is accounted for as a financing transaction, therefore the municipal securities deposited into a TOB are presented in the Portfolios’ Schedules of Investments and the proceeds from the transaction are reported as a liability for trust certificates of the Portfolios. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Portfolios on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Portfolios include the right of the Portfolios (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Portfolios. At March 31, 2008, the aggregate value of the underlying municipal securities transferred to the TOB, the related liability for trust certificates and range of interest rates on the liability for trust certificates were as follows:

	Aggregate Value of the Underlying Municipal Securities Transferred to TOB	Trust Certificates Including Interest and Fees Payable	Range of Interest Rates for Trust Certificates
AMT-Free Municipal Bond	$16,542,171	$12,161,580	3.36% - 3.89%
Ohio Municipal Bond	$10,759,712	$7,805,464	3.36% - 3.89%
Delaware Municipal Bond	$10,759,712	$7,805,370	3.36% - 3.89%
Kentucky Municipal Bond	$10,759,712	$7,805,364	3.36% - 3.89%

Financial transactions executed through TOBs generally will under-perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Portfolios’ investments in TOB Residuals likely will adversely affect the Portfolios’ net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Portfolios’ net asset value per share.

While the Portfolios’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals,

44	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

they generally do not allow the Portfolios to borrow money for purposes of making investments. The Portfolios’ management believes that the Portfolios’ restrictions on borrowings does not apply to the liability for trust certificates reflected as a result of the Portfolio’s investment in TOB Residuals.

Zero-Coupon Bonds: The Portfolios may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Portfolios’ amortize all premiums and discounts on debt securities. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Portfolios are recorded on the ex-dividend dates. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 did not have a material impact on the Portfolios’ financial statements. The Portfolios file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolios’ tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statute of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a frame-work for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreements and Other Transactions with Affiliates:

The Fund on behalf of the Portfolios entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. For such services, each Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the following annual rates:

SEMI-ANNUAL REPORT	MARCH 31, 2008	45

Notes to Financial Statements (continued)

	AMT-Free Municipal Bond and Ohio Municipal Bond Portfolios	Delaware Municipal Bond and Kentucky Municipal Bond Portfolios
Average Daily Net Assets	Investment Advisory Fee	Investment Advisory Fee
first $1 billion	0.500%	0.550%
$1 billion – $2 billion	0.450	0.500
$2 billion – $3 billion	0.425	0.475
greater than $3 billion	0.400	0.450

The Advisor has voluntarily agreed to reduce its fees for advisory services by the amount of advisory fees earned by companies considered to be an affiliate of the Portfolios, for purposes of Section 2(a)(3) of the 1940 Act, as amended, on short term investments in those companies by the Portfolios. The amount of these voluntary reductions are shown on the Statements of Operations as fees waived by advisor.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, pursuant to which BFM serves as sub-advisor for all of the Portfolios. The Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the management fee paid by the Portfolios to the Advisor.

PFPC Trust Company (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for the Fund. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of the Portfolio.

Prior to January 1, 2008, the fee was paid at the following annual rates: 0.0073% of the first $250 million, 0.006% of the next $250 million, 0.0056% of the next $250 million, 0.0048% of the next $250 million and 0.004% of average daily gross assets in excess of $1 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

Effective January 1, 2008, the fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended March 31, 2008, the Portfolios paid the following fees in return for these services:

AMT-Free Municipal Bond	$1,611
Ohio Municipal Bond	3,736
Delaware Municipal Bond	2,908
Kentucky Municipal Bond	3,154

PFPC and the Advisor act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, each of the classes, is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PFPC and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio or a share class.

The Fund, on behalf of the Portfolios, has entered into a Distribution Agreement with BlackRock Distributors, Inc. (“BDI”). BDI is an affiliate of BlackRock, Inc. The Fund has also adopted a Distribution Plan on behalf of each Portfolio in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan the Portfolios pay the BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

46	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

Class Specific Fee Arrangements
Portfolio	Share Classes
	BlackRock		Institutional		Service		Investor A		Investor B		Investor C
	Contractual Fees	Actual Fees(3)	Contractual Fees	Actual Fees(3)	Contractual Fees(1)	Actual Fees(3)	Contractual Fees(1)	Actual Fees(3)	Contractual Fees(2)	Actual Fees(3)	Contractual Fees(2)	Actual Fees(3)
AMT-Free Municipal Bond	None	None	None	None	0.25%	0.25%	0.25%	0.25%	1.00%	0.25%	1.00%	1.00%
Ohio Municipal Bond	N/A	N/A	None	None	0.25%	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%	1.00%
Delaware Municipal Bond	N/A	N/A	None	None	0.25%	None	0.25%	0.25%	1.00%	1.00%	1.00%	1.00%
Kentucky Municipal Bond	N/A	N/A	None	None	0.25%	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%	1.00%

(1)	the maximum annual contractual fees are comprised of a 0.25% service fee.
(2)	the maximum annual contractual fees are comprised of a 0.75% distribution fee and a 0.25% service fee.
(3)	annualized; the actual fees are for the six months ended March 31, 2008.

For the six months ended March 31, 2008, the Portfolios paid to affiliates the following fees in return for distribution and sales support services:

AMT-Free Municipal Bond	$15,161
Ohio Municipal Bond	30,322

Delaware Municipal Bond	$30,952
Kentucky Municipal Bond	18,595

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. During the six months ended March 31, 2008, the following amounts have been accrued by the Portfolios to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes
Call Center	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$90	$875	$42	$324	$133	$68	$1,532
Ohio Municipal Bond	—	374	16	291	115	90	886
Delaware Municipal Bond	—	159	—	214	124	156	653
Kentucky Municipal Bond	—	267	5	135	20	82	509

For the six months ended March 31, 2008, the following charts show the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

	Share Classes
Administration Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$2,946	$35,668	$196	$1,245	$362	$514	$40,931
Ohio Municipal Bond	—	10,735	232	905	613	762	13,247
Delaware Municipal Bond	—	4,596	—	1,312	539	921	7,368
Kentucky Municipal Bond	—	8,978	36	1,575	208	929	11,726

	Share Classes
Administration Fees Waived	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$2,895	$—	$—	$—	$—	$—	$2,895
Ohio Municipal Bond	—	10,615	2	905	—	—	11,522
Delaware Municipal Bond	—	4	—	519	539	903	1,965
Kentucky Municipal Bond	—	1	—	58	204	929	1,192

SEMI-ANNUAL REPORT	MARCH 31, 2008	47

Notes to Financial Statements (continued)

	Share Classes
Transfer Agent Fees	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$182	$4,058	$336	$3,174	$1,451	$1,140	$10,341
Ohio Municipal Bond	—	2,760	179	2,637	1,617	1,657	8,850
Delaware Municipal Bond	—	932	—	2,222	1,700	2,302	7,156
Kentucky Municipal Bond	—	1,942	64	1,241	491	2,024	5,762

	Share Classes
Transfer Agent Fees Waived	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$83	$—	$—	$—	$—	$—	$83
Ohio Municipal Bond	—	355	—	291	—	—	646
Delaware Municipal Bond	—	—	—	10	124	150	284
Kentucky Municipal Bond	—	—	—	2	20	81	103

	Share Classes
Transfer Agent Fees Reimbursed	BlackRock	Institutional	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$71	$—	$—	$—	$—	$—	$71
Ohio Municipal Bond	—	2,139	—	2,207	—	—	4,346
Delaware Municipal Bond	—	—	—	1	1,464	1,955	3,420
Kentucky Municipal Bond	—	—	—	1	439	1,804	2,244

	Share Classes
Service Fees	Service	Investor A	Investor B	Investor C	Total
AMT-Free Municipal Bond	$1,962	$12,257	$3,622	$5,139	$22,980
Ohio Municipal Bond	2,323	9,032	6,127	7,623	25,105
Delaware Municipal Bond	—	13,042	5,393	9,212	27,647
Kentucky Municipal Bond	363	15,751	2,075	9,285	27,474

	Share Classes
Distribution Fees	Investor B	Investor C	Total
AMT-Free Municipal Bond	$—	$15,415	$15,415
Ohio Municipal Bond	18,383	22,868	41,251
Delaware Municipal Bond	16,180	27,635	43,815
Kentucky Municipal Bond	6,225	27,855	34,080

The Advisor and the Fund contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Share Classes
	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	0.45%	0.60%	0.90%	1.07%	1.82%	1.82%
Ohio Municipal Bond	N/A	0.60%	0.90%	0.85%	1.82%	1.82%
Delaware Municipal Bond	N/A	0.70%	1.00%[1]	0.95%	1.65%	1.65%
Kentucky Municipal Bond	N/A	0.65%	1.00%	0.95%	1.60%	1.60%

1	There were no shares outstanding during the six months ended March 31, 2008.

If operating expenses, within two years following a waiver or reimbursement of the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor, are less than the expense limit for that share class, the share class is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) The Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board has approved the payments to the Advisor at the previous quarterly meeting.

48	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

At March 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2009	2010	2011
AMT-Free Municipal Bond	$373,746	$302,674	$47,290
Ohio Municipal Bond	101,109	97,926	17,583
Delaware Municipal Bond	80,336	82,330	17,891
Kentucky Municipal Bond	88,982	192,308	29,244

The following waivers previously incurred by the Portfolios which were subject to recoupment by the Advisor expired on January 31, 2008:

AMT-Free Municipal Bond	$936,352
Ohio Municipal Bond	259,109
Delaware Municipal Bond	107,843
Kentucky Municipal Bond	162,538

For the six months ended March 31, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolios’ Investor A shares as follows:

AMT-Free Municipal Bond	$571
Ohio Municipal Bond	4,218
Delaware Municipal Bond	5,406
Kentucky Municipal Bond	6,266

For the six months ended March 31, 2008, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C shares:

	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$3,969	$1,445	$1
Ohio Municipal Bond	—	4,908	1,663
Delaware Municipal Bond	—	3,739	208
Kentucky Municipal Bond	13,403	1,635	9,085

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PFPC on behalf of the Portfolios. The income earned for the six months ended March 31, 2008, was as follows:

AMT-Free Municipal Bond	$68
Ohio Municipal Bond	52
Delaware Municipal Bond	46
Kentucky Municipal Bond	16

The Portfolios may also receive earnings credits related to cash balances with PFPC which are shown on the Statements of Operations as fees paid indirectly.

During the six months ended March 31, 2008, the following Portfolios received reimbursements from an affiliate, which are included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors. The amounts of the reimbursements to the Portfolios were:

Delaware Municipal Bond	$125
Kentucky Municipal Bond	187

Certain officers and/or trustees of the Portfolios are officers and/or trustees/directors of BlackRock, Inc. or its affiliates.

3. Investments:

For the six months ended March 31, 2008, purchases and sales of securities, other than short-term investments, dollar rolls and securities, were as follows:

	Purchases	Sales
AMT-Free Municipal Bond	$156,358,860	$149,611,982
Ohio Municipal Bond	25,640,676	29,822,673
Delaware Municipal Bond	27,683,683	47,076,731
Kentucky Municipal Bond	2,637,625	23,540,940

4. Capital Shares:

Transactions in capital shares for each period were as follows:

	AMT-Free Municipal Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
BlackRock	128,621	$1,347,763	45,975	$503,181
Institutional	4,747,426	50,604,212	4,604,031	49,810,701
Service	74,966	796,327	1,932	20,997
Investor A	220,736	2,337,420	280,701	3,029,397
Investor B	11,704	124,987	18,657	203,405
Investor C	72,735	775,772	202,460	2,183,612
Shares issued in reinvestment of dividends:
BlackRock	54,716	579,071	227,706	2,470,313
Institutional	18,105	191,476	19,238	207,933
Service	1,615	17,073	2,841	30,731
Investor A	16,209	171,494	24,235	262,435
Investor B	4,286	45,356	7,514	81,287
Investor C	6,323	66,942	7,193	77,705
Shares redeemed:

SEMI-ANNUAL REPORT	MARCH 31, 2008	49

Notes to Financial Statements (continued)

	AMT-Free Municipal Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
BlackRock	(372,105)	$(3,884,156)	(4,610,295)	$(49,451,186)
Institutional	(3,591,054)	(38,088,962)	(3,477,243)	(37,578,917)
Service	(3,794)	(39,793)	(10,965)	(119,261)
Investor A	(131,844)	(1,413,525)	(272,344)	(2,944,932)
Investor B	(47,494)	(504,061)	(119,240)	(1,295,711)
Investor C	(58,118)	(621,308)	(87,888)	(952,069)

Net increase (decrease)	1,153,033	$12,506,088	(3,135,492)	$(33,460,379)

	Ohio Municipal Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
Institutional	907,991	$9,373,499	1,398,739	$14,523,325
Service	55,403	568,196	92,049	951,173
Investor A	125,064	1,296,131	168,334	1,756,393
Investor B	—	—	3,915	40,796
Investor C	108,595	1,129,016	108,676	1,132,791
Shares issued in reinvestment of dividends:
Institutional	10,862	111,640	16,913	175,920
Service	4,018	41,361	4,327	44,963
Investor A	12,341	126,895	20,610	214,329
Investor B	5,180	53,300	10,022	104,315
Investor C	6,950	71,511	13,328	138,859
Shares redeemed:
Institutional	(645,790)	(6,665,707)	(1,498,549)	(15,560,902)
Service	(18,982)	(194,162)	(32,387)	(339,094)
Investor A	(59,313)	(614,305)	(236,359)	(2,462,121)
Investor B	(63,982)	(659,004)	(188,767)	(1,971,921)
Investor C	(78,979)	(819,941)	(286,040)	(2,981,689)

Net increase (decrease)	369,358	$3,818,430	(405,189)	$(4,232,863)

	Delaware Municipal Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
Institutional	355,248	$3,463,963	453,119	$4,391,797
Investor A	80,007	778,883	110,196	1,067,359
Investor B	1,819	17,826	—	—
Investor C	73,184	710,199	67,051	651,166
Shares issued in reinvestment of dividends:
Institutional	2,992	28,887	3,809	36,975
Investor A	18,763	181,306	29,131	283,115
Investor B	4,764	46,084	7,853	76,442
Investor C	8,288	80,111	12,704	123,546
Shares redeemed:
Institutional	(457,026)	(4,459,596)	(517,105)	(5,040,513)
Investor A	(70,408)	(683,701)	(239,324)	(2,334,570)
Investor B	(62,806)	(612,199)	(158,495)	(1,538,111)
Investor C	(130,534)	(1,274,247)	(265,797)	(2,592,548)

Net decrease	(175,709)	$(1,722,484)	(496,858)	$(4,875,342)

50	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (concluded)

	Kentucky Municipal Bond
	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Value	Shares	Value
Shares sold:
Institutional	459,233	$4,253,725	5,241,943	$49,677,953
Service	—	—	4,117	38,849
Investor A	45,224	419,613	1,556,137	14,718,233
Investor B	1	138	3,939	37,368
Investor C	90,674	845,144	1,103,806	10,453,347
Shares issued in reinvestment of dividends:
Institutional	12,107	110,873	25,592	239,501
Service	509	4,669	1,015	9,543
Investor A	19,037	174,814	46,351	434,080
Investor B	3,286	30,172	9,148	86,146
Investor C	11,075	102,010	17,439	163,096
Shares redeemed:
Institutional	(2,231,482)	(20,582,568)	(3,024,571)	(28,147,157)
Service	(1,045)	(9,454)	(1,203)	(11,284)
Investor A	(359,813)	(3,314,173)	(723,276)	(6,720,074)
Investor B	(12,342)	(114,272)	(61,144)	(569,892)
Investor C	(275,820)	(2,552,830)	(338,901)	(3,167,183)

Net increase (decrease)	(2,239,356)	$(20,632,139)	3,860,392	$37,242,526

5. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolios pay a commitment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Portfolio’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2008.

6. Capital Loss Carryforward:

As of September 30, 2007, the Portfolios had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

	Expiring September 30,
	2008	2009	2010	2011	2012	2013	2014	2015	Total
AMT-Free Municipal Bond	$2,820,606	$1,756,215	$—	$3,984,021	$6,841,418	$5,736,698	$554,154	$—	$21,693,112
Ohio Municipal Bond	—	—	—	603,790	825,006	783,368	212,779	—	2,424,943
Delaware Municipal Bond	83,140	—	—	1,312,264	493,468	623,721	149,343	171,282	2,833,218
Kentucky Municipal Bond	177,834	1,556,368	129,603	2,443,468	—	—	—	—	4,307,273

7. Concentration of Credit Risk:

The Portfolios concentrate their investments in securities issued by state agencies, other governmental entities and U.S. territories. The Portfolios are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Portfolios’ investments and net value per share, than if the Portfolios were not concentrated in securities issued by state agencies, other governmental entities and U.S. territories.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been indentified in the Portfolios of Investments.

SEMI-ANNUAL REPORT	MARCH 31, 2008	51

Officers and Trustees

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

Robert M. Hernandez, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Fred G. Weiss, Trustee

Richard R. West, Trustee

Donald C. Burke, President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Financial Management, Inc.

New York, NY 10022

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

52	SEMI-ANNUAL REPORT	MARCH 31, 2008

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

SEMI-ANNUAL REPORT	MARCH 31, 2008	53

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at, www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) at website http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

54	SEMI-ANNUAL REPORT	MARCH 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds
BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	MARCH 31, 2008	55

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

MUNI-3/08-SAR

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock
Prepared Portfolios
SEMI-ANNUAL REPORT | MARCH 31, 2008 (UNAUDITED)

Conservative Prepared

Moderate Prepared

Growth Prepared

Aggressive Growth Prepared

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(12.46)%	(5.08)%
Small cap U.S. equities (Russell 2000 Index)	(14.02)%	(13.00)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.50)%	(2.70)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	5.23%	7.67%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.75%	1.90%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(4.01)%	(3.47)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary (Unaudited)	Conservative Prepared Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last three months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the quarter. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying managers have remained consistent throughout the period, with 60% allocated to fixed income and 40% to global equities.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of March 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Fixed Income Funds	60%
Equity Funds	40

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	41%
BlackRock Global Dynamic Equity Fund	11
BlackRock Inflation Protected Bond Portfolio	10
BlackRock Large Cap Core Fund	8
BlackRock International Bond Portfolio	7
BlackRock Basic Value Fund, Inc.	6
BlackRock Capital Appreciation Portfolio	5
BlackRock Small Cap Core Equity Portfolio	4
BlackRock High Yield Bond Portfolio	3
BlackRock EuroFund	2
BlackRock Pacific Fund, Inc.	2
BlackRock Latin America Fund, Inc.	1

4	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Conservative Prepared Portfolio
Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests 40% of its assets in underlying funds that invest primarily in equity securities and 60% of its assets in underlying funds that invest primarily in fixed income securities.

††

The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (60%), Russell 3000® Index (32%) and MSCI EAFE Index® (8%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(2.13)%	3.35%	—	3.99%	—
Investor A	(2.27)%	3.02%	(2.36)%	3.72%	(0.55)%
Investor C	(2.68)%	2.32%	1.32%	2.93%	2.93%
R	(2.43)%	2.75%	—	3.44%	—
Lehman Brothers U.S. Aggregate Index (60%)/Russell 3000 Index (32%)/MSCI EAFE Index (8%)	(1.94)%	2.47%	—	3.07%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 12/21/06.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$978.68	$0.64	$1,000.00	$1,024.34	$0.66
Investor A	$1,000.00	$977.31	$2.33	$1,000.00	$1,022.61	$2.39
Investor C	$1,000.00	$973.25	$5.93	$1,000.00	$1,018.91	$6.09
R	$1,000.00	$975.69	$3.55	$1,000.00	$1,021.36	$3.64

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.13% for Institutional, 0.47% for Investor A, 1.20% for Investor C and 0.72% for R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	5

Portfolio Summary (Unaudited)	Moderate Prepared Portfolio
Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s Institutional shares outperformed its blended benchmark for the six-month period, while its Investor A, Investor C and R shares underperformed the blended benchmark.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last three months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the quarter. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying managers have remained consistent throughout the period, with 60% allocated to global equities and 40% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of March 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	60%
Fixed Income Funds	40

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Total Return Fund	27%
BlackRock Global Dynamic Equity Fund	16
BlackRock Large Cap Core Fund	12
BlackRock Basic Value Fund, Inc.	10
BlackRock Capital Appreciation Portfolio	9
BlackRock Inflation Protected Bond Portfolio	7
BlackRock Small Cap Core Equity Portfolio	6
BlackRock International Bond Portfolio	4
BlackRock EuroFund	3
BlackRock Pacific Fund, Inc.	3
BlackRock High Yield Bond Portfolio	2
BlackRock Latin America Fund, Inc.	1

6	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Moderate Prepared Portfolio
Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests 60% of its assets in underlying funds that invest primarily in equity securities and 40% of its assets in underlying funds that invest primarily in fixed income securities.

††

The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (40%), Russell 3000® Index (48%) and MSCI EAFE Index® (12%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(5.39)%	2.02%	—	3.33%	—
Investor A	(5.53)%	1.68%	(3.69)%	3.06%	(1.18)%
Investor C	(5.88)%	0.96%	(0.02)%	2.25%	2.25%
R	(5.67)%	1.45%	—	2.72%	—
Lehman Brothers U.S. Aggregate Index (40%)/Russell 3000 Index (48%)/MSCI EAFE Index (12%)	(5.40)%	(0.13)%	—	1.18%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 12/21/06.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$946.12	$0.44	$1,000.00	$1,024.54	$0.46
Investor A	$1,000.00	$944.70	$2.11	$1,000.00	$1,022.80	$2.20
Investor C	$1,000.00	$941.24	$5.70	$1,000.00	$1,019.05	$5.95
R	$1,000.00	$943.31	$2.87	$1,000.00	$1,022.01	$2.99

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.09% for Institutional, 0.43% for Investor A, 1.17% for Investor C and 0.59% for R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	7

Portfolio Summary (Unaudited)	Growth Prepared Portfolio
Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s Institutional, Investor A and R shares outperformed the blended benchmark for the six-month period while Investor C shares underperformed the blended benchmark.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last three months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better. The fixed income markets were also volatile during the period, with all spread sectors underperforming U.S. Treasuries amid a continued investor flight to quality.

•

The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets. The Portfolio also benefited from an underweight in the core fixed income asset class and overweights in U.S. Treasury Inflation Protected Securities (TIPS) and non-U.S. securities.

•

The Portfolio’s holdings in large-cap core stocks and core fixed income hindered performance during the quarter. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance. Within the Portfolio’s fixed income component, an overweight in high-quality spread assets, such as mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, hindered results, as these assets underperformed U.S. Treasuries. Additionally, the Portfolio’s short duration positioning relative to that of the benchmark had a negative impact, as interest rates declined across the yield curve during the six-month period.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying managers have remained consistent throughout the period, with 80% allocated to global equities and 20% to fixed income.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold equity and fixed income non-U.S. dollar assets late in the period, using the profits on those sales to increase Portfolio exposure to TIPS and large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks. The fixed income segment of the Portfolio was underweight in core fixed income and overweight in TIPS and non-U.S. bonds.

Portfolio Profile as of March 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed Income Funds	20

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	21%
BlackRock Large Cap Core Fund	16
BlackRock Basic Value Fund, Inc.	14
BlackRock Total Return Fund	13
BlackRock Capital Appreciation Portfolio	12
BlackRock Small Cap Core Equity Portfolio	8
BlackRock EuroFund	4
BlackRock Pacific Fund, Inc.	4
BlackRock Inflation Protected Bond Portfolio	3
BlackRock International Bond Portfolio	2
BlackRock Latin America Fund, Inc.	2
BlackRock High Yield Bond Portfolio	1

8	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Growth Prepared Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests 80% of its assets in underlying funds that invest primarily in equity securities and 20% of its assets in underlying funds that invest primarily in fixed income securities.

††

The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Lehman Brothers U.S. Aggregate Index (20%), Russell 3000® Index (64%) and MSCI EAFE Index® (16%), recognized unmanaged indices of bond, U.S. stock and non-U.S. stock market performance, respectively.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(8.34)%	0.94%	—	2.94%	—
Investor A	(8.51)%	0.58%	(4.71)%	2.58%	(1.65)%
Investor C	(8.85)%	(0.14)%	(1.10)%	1.85%	1.85%
R	(8.64)%	0.36%	—	2.32%	—
Lehman Brothers U.S. Aggregate Index (20%)/Russell 3000 Index (64%)/MSCI EAFE Index (16%)	(8.79)%	(2.74)%	—	(0.74)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 12/21/06.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$916.61	$0.34	$1,000.00	$1,024.65	$0.35
Investor A	$1,000.00	$914.89	$1.95	$1,000.00	$1,022.94	$2.06
Investor C	$1,000.00	$911.46	$5.58	$1,000.00	$1,019.09	$5.91
R	$1,000.00	$913.63	$2.93	$1,000.00	$1,021.90	$3.10

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.07% for Institutional, 0.41% for Investor A, 1.17% for Investor C and 0.61% for R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	9

Portfolio Summary (Unaudited)	Aggressive Growth Prepared Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio outperformed its blended benchmark for the six-month period.

What factors influenced performance?

•

Stocks endured an extremely difficult six-month period. Following losses in November and December, 2008 opened with extremely high levels of market volatility and sharp sell-offs that occurred throughout the first quarter of the year. Markets did experience some sharp rallies as well during the last three months of the period, but overall, market sentiment was decidedly negative. Most developed markets followed suit with the United States, but performance in the emerging markets was mixed, as those with higher exposure to commodity markets fared better.

•	The Portfolio’s relative performance benefited from an underweight in U.S. equities, an overweight in non-U.S. stocks, and an emphasis on emerging markets.

•

The Portfolio’s holdings in large-cap core stocks hindered performance during the quarter. Within the large-cap core segment, Portfolio holdings in healthcare (mainly healthcare services) and energy (specifically oil refining and marketing companies) were the primary detractors from relative performance.

Describe recent Portfolio activity.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s allocations to its underlying managers have remained consistent throughout the period, with 100% allocated to global equities.

•

We believe the U.S. equity market is becoming more attractive after a period of significant contraction, and the U.S. dollar is also becoming attractive after a period of considerable weakness. Accordingly, we sold non-U.S. dollar equity assets late in the period, using the profits on those sales to increase Portfolio exposure to large-cap domestic stocks.

Describe Portfolio positioning at period-end.

•

At the end of the six-month period, the Portfolio was underweight relative to its blended benchmark in U.S. equities and overweight in non-U.S. stocks, with a tilt toward emerging markets. The Portfolio was underweight in value stocks.

Portfolio Profile as of March 31, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Equity Funds	100%

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Global Dynamic Equity Fund	24%
BlackRock Large Cap Core Fund	21
BlackRock Basic Value Fund, Inc.	17
BlackRock Capital Appreciation Portfolio	15
BlackRock Small Cap Core Equity Portfolio	10
BlackRock EuroFund	5
BlackRock Pacific Fund, Inc.	5
BlackRock Latin America Fund, Inc.	3

10	SEMI-ANNUAL REPORT	MARCH 31, 2008

Portfolio Summary (concluded)	Aggressive Growth Prepared Portfolio

Total Return Based on a $10,000 Investment

*	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

**	Commencement of operations.

†	The Portfolio, which is a fund of funds, normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

††

The Portfolio compares its performance to that of a customized weighted index comprised of the returns of the Russell 3000® Index (80%) and MSCI EAFE Index® (20%), recognized unmanaged indices of U.S. stock and non-U.S. stock market performance, respectively.

Performance Summary for the Period Ended March 31, 2008

		Average Annual Total Returns*
		1 Year		From Inception**
	6-Month Total Returns	w / o sales charge	w / sales charge	w / o sales charge	w / sales charge
Institutional	(11.42)%	(0.86)%	—	1.81%	—
Investor A	(11.58)%	(1.20)%	(6.37)%	1.46%	(2.71)%
Investor C	(11.88)%	(1.95)%	(2.90)%	0.70%	0.70%
R	(11.63)%	(1.42)%	—	1.21%	—
Russell 3000 Index (80%)/MSCI EAFE Index (20%)	(12.10)%	(5.35)%	—	(2.67)%	—

*	Assuming maximum sales charges. See “About Portfolios’ Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

**	The Portfolio commenced operations on 12/21/06.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical**
	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$885.84	$0.42	$1,000.00	$1,024.54	$0.46
Investor A	$1,000.00	$884.25	$2.02	$1,000.00	$1,022.83	$2.17
Investor C	$1,000.00	$881.16	$5.54	$1,000.00	$1,019.03	$5.97
R	$1,000.00	$883.75	$2.78	$1,000.00	$1,022.01	$2.99

*	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.09% for Institutional, 0.43% for Investor A, 1.18% for Investor C and 0.59% for R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	MARCH 31, 2008	11

About Portfolios’ Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

R Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. R Shares are available only to certain retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance information is stated to reflect the maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor C Shares), and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The performance shown in the line graphs is that of Institutional Shares and Investor A Shares of the Portfolios. The actual performance of Investor C and R Shares is lower than the performance of Institutional Shares because Investor C and R Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor C and R Shares is lower than the performance of Investor A Shares because Investor C and R Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

Disclosure of Expenses

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Portfolio expenses. These Expense Examples on the previous pages are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples on the previous pages are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008. The information under “Actual” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the column entitled “Expenses Paid During the Period”, to estimate the expenses incurred on your account during this period.

The information under “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you incurred for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	SEMI-ANNUAL REPORT	MARCH 31, 2008

Schedules of Investments March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Conservative Prepared Portfolio

	Shares	Value
Affiliated Investment Companies — 99.6%
Equity Funds — 39.8%
BlackRock Basic Value Fund, Inc.	54,240	$1,484,000
BlackRock Capital Appreciation Portfolio(a)	77,857	1,292,426
BlackRock EuroFund	24,583	444,707
BlackRock Global Dynamic Equity Fund	205,149	2,636,167
BlackRock Large Cap Core Fund	157,596	1,815,502
BlackRock Latin America Fund, Inc.	3,604	228,819
BlackRock Pacific Fund, Inc.	17,338	437,953
BlackRock Small Cap Core Equity Portfolio	51,385	839,122

		9,178,696

Fixed Income Funds — 59.8%
BlackRock High Yield Bond Portfolio	94,176	682,774
BlackRock Inflation Protected Bond Portfolio	207,553	2,239,499
BlackRock International Bond Portfolio	120,999	1,543,952
BlackRock Total Return Fund	825,049	9,339,560

		13,805,785

Total Affiliated Investment Companies — 99.6% (Cost $23,731,063*)		22,984,481
Other Assets in Excess of Liabilities — 0.4%		87,490

Net Assets — 100.0%		$23,071,971

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$23,944,127

Gross unrealized appreciation	$42,739
Gross unrealized depreciation	(1,002,385)

Net unrealized depreciation	$(959,646)

(a)	Non-income producing security.

Moderate Prepared Portfolio

	Shares	Value
Affiliated Investment Companies — 100.2%
Equity Funds — 59.9%
BlackRock Basic Value Fund, Inc.	226,532	$6,197,920
BlackRock Capital Appreciation Portfolio(a)	325,190	5,398,159
BlackRock EuroFund	102,524	1,854,658
BlackRock Global Dynamic Equity Fund	792,272	10,180,700
BlackRock Large Cap Core Fund	657,984	7,579,980
BlackRock Latin America Fund, Inc.	15,003	952,514
BlackRock Pacific Fund, Inc.	72,475	1,830,710
BlackRock Small Cap Core Equity Portfolio	214,372	3,500,689

		37,495,330

Fixed Income Funds — 40.3%
BlackRock High Yield Bond Portfolio	175,301	1,270,932
BlackRock Inflation Protected Bond Portfolio	386,570	4,171,087
BlackRock International Bond Portfolio	226,073	2,884,694
BlackRock Total Return Fund	1,497,263	16,949,023

		25,275,736

Total Affiliated Investment Companies — 100.2% (Cost $66,789,608*)		62,771,066
Liabilities in Excess of Other Assets — (0.2)%		(138,579)

Net Assets — 100.0%		$62,632,487

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$67,304,916

Gross unrealized appreciation	$26,304
Gross unrealized depreciation	(4,560,154)

Net unrealized depreciation	$(4,533,850)

(a)	Non-income producing security.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	13

Schedules of Investments March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Growth Prepared Portfolio

	Shares	Value
Affiliated Investment Companies — 99.7%
Equity Funds — 80.2%
BlackRock Basic Value Fund, Inc.	312,163	$8,540,782
BlackRock Capital Appreciation Portfolio(a)	447,254	7,424,425
BlackRock EuroFund	140,979	2,550,318
BlackRock Global Dynamic Equity Fund	1,048,682	13,475,570
BlackRock Large Cap Core Fund	905,487	10,431,212
BlackRock Latin America Fund, Inc.	20,701	1,314,306
BlackRock Pacific Fund, Inc.	99,905	2,523,591
BlackRock Small Cap Core Equity Portfolio	294,261	4,805,276

		51,065,480

Fixed Income Funds — 19.5%
BlackRock High Yield Bond Portfolio	90,832	658,532
BlackRock Inflation Protected Bond Portfolio	201,297	2,171,990
BlackRock International Bond Portfolio	117,477	1,499,012
BlackRock Total Return Fund	711,842	8,058,048

		12,387,582

Total Affiliated Investment Companies — 99.7% (Cost $69,420,150*)		63,453,062
Other Assets in Excess of Liabilities — 0.3%		173,466

Net Assets — 100.0%		$63,626,528

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$70,021,593

Gross unrealized appreciation	$372,988
Gross unrealized depreciation	(6,941,519)

Net unrealized depreciation	$(6,568,531)

(a)	Non-income producing security.

Aggressive Growth Prepared Portfolio

	Shares	Value
Affiliated Investment Companies — 100.0%
Equity Funds — 100.0%
BlackRock Basic Value Fund, Inc.	191,684	$5,244,467
BlackRock Capital Appreciation Portfolio(a)	275,234	4,568,877
BlackRock EuroFund	86,982	1,573,498
BlackRock Global Dynamic Equity Fund	569,300	7,315,501
BlackRock Large Cap Core Fund	556,768	6,413,967
BlackRock Latin America Fund, Inc.	12,717	807,382
BlackRock Pacific Fund, Inc.	61,494	1,553,337
BlackRock Small Cap Core Equity Portfolio	181,321	2,960,969

		30,437,998

Total Affiliated Investment Companies — 100.0% (Cost $34,213,343*)		30,437,998
Other Assets in Excess of Liabilities — 0.0%		13,456

Net Assets — 100.0%		$30,451,454

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$34,462,085

Gross unrealized appreciation	$35,715
Gross unrealized depreciation	(4,059,802)

Net unrealized depreciation	$(4,024,087)

(a)	Non-income producing security.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	MARCH 31, 2008

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Statements of Assets and Liabilities

March 31, 2008 (Unaudited)	Conservative Prepared Portfolio	Moderate Prepared Portfolio	Growth Prepared Portfolio	Aggressive Growth Prepared Portfolio
Assets
Investments at value - affiliated[1]	$22,984,481	$62,771,066	$63,453,062	$30,437,998
Cash	65,642	—	176,721	—
Investments sold receivable - affiliated	21,252	—	—	—
Receivable from advisor	11,085	18,487	20,482	14,824
Capital shares sold receivable	129,902	255,837	257,887	170,864
Prepaid expenses	35,033	40,908	39,834	34,751

Total assets	23,247,395	63,086,298	63,947,986	30,658,437

Liabilities
Bank overdraft	—	81,602	—	75,121
Investments purchased payable - affiliated	—	111,137	167,591	60,317
Capital shares redeemed payable	120,887	164,319	40,588	9,885
Professional fees payable	31,436	34,127	35,111	32,150
Service and distribution fees payable	10,514	25,612	24,034	11,698
Custodian fees payable	7,749	4,073	15,548	7,071
Transfer agent fees payable	641	2,105	4,498	1,735
Administration fees payable	337	1,126	64	89
Officer and Trustees fees payable	291	1,121	1,210	681
Other accrued expenses payable	3,569	28,589	32,814	8,236

Total liabilities	175,424	453,811	321,458	206,983

Net Assets
Net Assets	$23,071,971	$62,632,487	$63,626,528	$30,451,454

Net Assets Consist of
Paid-in capital	$23,610,544	$65,684,053	$68,793,865	$33,651,479
Undistributed (distributions in excess of) net investment income	24,104	(113,328)	(771,205)	(329,116)
Accumulated net realized gain	183,905	1,080,304	1,570,956	904,436
Net unrealized depreciation	(746,582)	(4,018,542)	(5,967,088)	(3,775,345)

Net Assets	$23,071,971	$62,632,487	$63,626,528	$30,451,454

[1] Investments at cost - affiliated	$23,731,063	$66,789,608	$69,420,150	$34,213,343
See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)	Conservative Prepared Portfolio	Moderate Prepared Portfolio	Growth Prepared Portfolio	Aggressive Growth Prepared Portfolio
Institutional
Net Assets	$679,880	$2,061,538	$9,100,512	$4,450,723
Shares outstanding, unlimited number of shares authorized, $0.001 par value	66,577	204,598	919,330	453,461
Net Asset Value	$10.21	$10.08	$9.90	$9.82
Investor A
Net Assets	$4,689,609	$15,750,854	$14,358,634	$5,936,691
Shares outstanding, unlimited number of shares authorized, $0.001 par value	460,344	1,566,466	1,454,251	606,409
Net Asset Value	$10.19	$10.06	$9.87	$9.79
Investor C
Net Assets	$15,954,907	$39,203,224	$37,041,553	$18,350,055
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,574,874	3,921,831	3,770,675	1,885,733
Net Asset Value	$10.13	$10.00	$9.82	$9.73
R
Net Assets	$1,747,575	$5,616,871	$3,125,829	$1,713,985
Shares outstanding, unlimited number of shares authorized, $0.001 par value	172,082	560,568	317,539	175,638
Net Asset Value	$10.16	$10.02	$9.84	$9.76

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	17

Statements of Operations

Six Months Ended March 31, 2008 (Unaudited)	Conservative Prepared Portfolio	Moderate Prepared Portfolio	Growth Prepared Portfolio	Aggressive Growth Prepared Portfolio
Investment Income
Dividends from affiliates	$331,369	$738,981	$597,570	$156,229
Interest from affiliates	6	12	11	9

Total investment income	331,375	738,993	597,581	156,238

Expenses
Distribution - class specific	53,457	137,435	137,282	62,733
Service - class specific	23,160	64,025	63,412	27,474
Professional	16,996	18,204	18,516	17,292
Registration	12,989	13,839	14,573	12,672
Custodian	10,849	16,470	17,595	11,024
Printing	8,398	24,600	30,166	12,700
Transfer agent - class specific	7,820	18,222	25,294	13,675
Administration	7,186	20,005	22,564	10,057
Officer and Trustees	2,441	8,390	8,567	5,069
Administration - class specific	2,380	6,634	7,496	3,333
Miscellaneous	1,550	1,895	2,083	1,636

Total expenses	147,226	329,719	347,548	177,665
Less administration fees waived	(7,186)	(20,005)	(22,564)	(10,057)
Less administration fees waived - class specific	(354)	(841)	(4,704)	(2,492)
Less transfer agent fees waived - class specific	(23)	(42)	(173)	(107)
Less transfer agent fees reimbursed - class specific	(2,104)	(2,490)	(3,716)	(4,645)
Less fees paid indirectly	(1)	(2)	(2)	(1)
Less expenses reimbursed by advisor	(40,739)	(59,413)	(70,431)	(48,336)

Total expenses after waivers and reimbursement	96,819	246,926	245,958	112,027

Net investment income	234,556	492,067	351,623	44,211

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments - affiliated	(143,647)	(257,735)	(403,186)	(199,645)
Capital gain distributions received from affiliated underlying funds	381,545	1,685,494	2,571,260	1,393,508

	237,898	1,427,759	2,168,074	1,193,863

Net change in unrealized appreciation/depreciation on:
Investments - affiliated	(1,029,748)	(5,308,810)	(8,137,362)	(4,762,683)

Net realized and unrealized loss	(791,850)	(3,881,051)	(5,969,288)	(3,568,820)

Net Decrease in Net Assets Resulting from Operations	$(557,294)	$(3,388,984)	$(5,617,665)	$(3,524,609)

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	MARCH 31, 2008

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Statements of Changes in Net Assets

	Conservative Prepared Portfolio		Moderate Prepared Portfolio
Increase in Net Assets:	Six Months Ended March 31, 2008 (Unaudited)	Period Ended September 30, 2007[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended September 30, 2007[1]
Operations
Net investment income (loss)	$234,556	$98,063	$492,067	$177,825
Net realized gain	237,898	98,222	1,427,759	463,310
Net change in unrealized appreciation/depreciation	(1,029,748)	283,166	(5,308,810)	1,290,268

Net increase (decrease) in net assets resulting from operations	(557,294)	479,451	(3,388,984)	1,931,403

Dividends and Distributions to Shareholders from
Net investment income:
Institutional	(10,591)	—	(39,906)	—
Investor A	(74,027)	—	(218,395)	—
Investor C	(224,522)	—	(543,255)	—
R	(20,948)	—	(84,815)	—
Net realized gain:
Institutional	(3,383)	—	(25,377)	—
Investor A	(25,178)	—	(148,895)	—
Investor C	(94,726)	—	(474,560)	—
R	(7,361)	—	(58,786)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(460,736)	—	(1,593,989)	—

Capital Share Transactions
Net increase in net assets resulting from capital share transactions	10,182,463	13,428,087	25,898,134	39,785,923

Net Assets
Total increase in net assets	9,164,433	13,907,538	20,915,161	41,717,326
Beginning of period	13,907,538	—	41,717,326	—

End of period	$23,071,971	$13,907,538	$62,632,487	$41,717,326

End of period undistributed (distributions in excess of) net investment income	$24,104	$119,636	$(113,328)	$280,976

1	Commenced operations on December 21, 2006.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	MARCH 31, 2008

Statements of Changes in Net Assets (concluded)

Growth Prepared Portfolio		Aggressive Growth Prepared Portfolio
Six Months Ended March 31, 2008 (Unaudited)	Period Ended September 30, 2007[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended September 30, 2007[1]
$351,623	$77,872	$44,211	$(34,481)
2,168,074	888,130	1,193,863	411,806
(8,137,362)	2,170,274	(4,762,683)	987,338

(5,617,665)	3,136,276	(3,524,609)	1,364,663

(242,876)	—	(92,182)	—
(323,157)	—	(72,269)	—
(733,868)	—	(229,622)	—
(68,152)	—	(25,569)	—
(199,023)	—	(111,221)	—
(282,215)	—	(94,504)	—
(776,581)	—	(380,861)	—
(60,079)	—	(33,853)	—

(2,685,951)	—	(1,040,081)	—

18,167,267	50,626,601	13,411,530	20,239,951

9,863,651	53,762,877	8,846,840	21,604,614
53,762,877	—	21,604,614	—

$63,626,528	$53,762,877	$30,451,454	$21,604,614

$(771,205)	$245,225	$(329,116)	$46,315

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	21

Financial Highlights

	Conservative Prepared Portfolio
	Institutional		Investor A		Investor C		R
	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]
Per Share Operating Performance
Net asset value, beginning of period	$10.74	$10.00	$10.72	$10.00	$10.66	$10.00	$10.70	$10.00

Net investment income[2]	0.18	0.23	0.17	0.20	0.12	0.15	0.12	0.21
Net realized and unrealized gain (loss)	(0.40)	0.51	(0.40)	0.52	(0.39)	0.51	(0.37)	0.49

Net increase (decrease) from investment operations	(0.22)	0.74	(0.23)	0.72	(0.27)	0.66	(0.25)	0.70

Dividends and distributions from:
Net investment income	(0.23)	—	(0.22)	—	(0.18)	—	(0.21)	—
Net realized capital gain	(0.08)	—	(0.08)	—	(0.08)	—	(0.08)	—

Total dividends and distributions	(0.31)	—	(0.30)	—	(0.26)	—	(0.29)	—

Net asset value, end of period	$10.21	$10.74	$10.19	$10.72	$10.13	$10.66	$10.16	$10.70

Total Investment Return
Based on net asset value[3]	(2.13)%	7.40%	(2.27)%[4]	7.20%[4]	(2.68)%[4]	6.60%[4]	(2.43)%	7.00%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5]	0.13%	0.13%	0.47%	0.44%	1.20%	1.18%	0.72%	0.68%

Total expenses[5]	0.74%	15.06%	1.06%	4.95%	1.70%	3.96%	1.34%	15.25%

Net investment income[5]	3.36%	2.88%	3.20%	2.53%	2.24%	1.91%	2.23%	2.61%

Supplemental Data
Net assets, end of period (000)	$680	$378	$4,690	$1,646	$15,955	$11,051	$1,748	$833

Portfolio turnover	36%	9%	36%	9%	36%	9%	36%	9%

22	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (continued)

	Moderate Prepared Portfolio
	Institutional		Investor A		Investor C		R
	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.02	$10.00	$11.00	$10.00	$10.93	$10.00	$10.97	$10.00

Net investment income[2]	0.13	0.17	0.13	0.14	0.08	0.08	0.11	0.15
Net realized and unrealized gain (loss)	(0.71)	0.85	(0.72)	0.86	(0.71)	0.85	(0.71)	0.82

Net increase (decrease) from investment operations	(0.58)	1.02	(0.59)	1.00	(0.63)	0.93	(0.60)	0.97

Dividends and distributions from:
Net investment income	(0.22)	—	(0.21)	—	(0.16)	—	(0.21)	—
Net realized capital gain	(0.14)	—	(0.14)	—	(0.14)	—	(0.14)	—

Total dividends and distributions	(0.36)	—	(0.35)	—	(0.30)	—	(0.35)	—

Net asset value, end of period	$10.08	$11.02	$10.06	$11.00	$10.00	$10.93	$10.02	$10.97

Total Investment Return
Based on net asset value[3]	(5.39)%	10.20%	(5.53)%[4]	10.00%[4]	(5.88)%[4]	9.30%[4]	(5.67)%	9.70%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5]	0.09%	0.09%	0.43%	0.41%	1.17%	1.15%	0.59%	0.59%

Total expenses[5]	0.51%	3.33%	0.74%	2.01%	1.47%	2.28%	0.98%	5.23%

Net investment income[5]	2.37%	2.06%	2.42%	1.73%	1.60%	1.01%	2.05%	1.80%

Supplemental Data
Net assets, end of period (000)	$2,062	$1,702	$15,751	$6,382	$39,203	$29,971	$5,617	$3,663

Portfolio turnover	20%	11%	20%	11%	20%	11%	20%	11%

1	Commenced operations on December 21, 2006.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

SEMI-ANNUAL REPORT	MARCH 31, 2008	23

Financial Highlights (continued)

	Growth Prepared Portfolio
	Institutional		Investor A		Investor C		R
	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.32	$10.00	$11.29	$10.00	$11.23	$10.00	$11.27	$10.00

Net investment income[2]	0.10	0.10	0.08	0.07	0.05	0.01	0.05	0.05
Net realized and unrealized gain (loss)	(1.01)	1.22	(1.00)	1.22	(1.01)	1.22	(0.99)	1.22

Net increase (decrease) from investment operations	(0.91)	1.32	(0.92)	1.29	(0.96)	1.23	(0.94)	1.27

Dividends and distributions from:
Net investment income	(0.28)	—	(0.27)	—	(0.22)	—	(0.26)	—
Net realized capital gain	(0.23)	—	(0.23)	—	(0.23)	—	(0.23)	—

Total dividends and distributions	(0.51)	—	(0.50)	—	(0.45)	—	(0.49)	—

Net asset value, end of period	$9.90	$11.32	$9.87	$11.29	$9.82	$11.23	$9.84	$11.27

Total Investment Return
Based on net asset value[3]	(8.34)%	13.20%	(8.51)%[4]	12.90%[4]	(8.85)%[4]	12.30%[4]	(8.64)%	12.70%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5]	0.07%	0.07%	0.41%	0.38%	1.17%	1.11%	0.61%	0.60%

Total expenses[5]	0.45%	1.80%	0.73%	1.69%	1.50%	2.21%	0.99%	6.87%

Net investment income[5]	1.85%	1.17%	1.49%	0.89%	0.90%	0.12%	0.93%	0.65%

Supplemental Data
Net assets, end of period (000)	$9,101	$9,179	$14,359	$9,743	$37,042	$32,408	$3,126	$2,433

Portfolio turnover	22%	0%	22%	0%	22%	0%	22%	0%

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	MARCH 31, 2008

Financial Highlights (concluded)

	Aggressive Growth Prepared Portfolio
	Institutional		Investor A		Investor C		R
	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]	Six Months Ended March 31, 2008 (Unaudited)	Period Ended 9/30/07[1]
Per Share Operating Performance
Net asset value, beginning of period	$11.55	$10.00	$11.52	$10.00	$11.45	$10.00	$11.49	$10.00

Net investment income (loss)[2]	0.07	0.01	0.04	(0.01)	—	(0.07)	—	(0.04)
Net realized and unrealized gain (loss)	(1.34)	1.54	(1.33)	1.53	(1.32)	1.52	(1.29)	1.53

Net increase (decrease) from investment operations	(1.27)	1.55	(1.29)	1.52	(1.32)	1.45	(1.29)	1.49

Dividends and distributions from:
Net investment income	(0.21)	—	(0.19)	—	(0.15)	—	(0.19)	—
Net realized capital gain	(0.25)	—	(0.25)	—	(0.25)	—	(0.25)	—

Total dividends and distributions	(0.46)	—	(0.44)	—	(0.40)	—	(0.44)	—

Net asset value, end of period	$9.82	$11.55	$9.79	$11.52	$9.73	$11.45	$9.76	$11.49

Total Investment Return
Based on net asset value[3]	(11.42)%	15.50%	(11.58)%[4]	15.20%[4]	(11.88)%[4]	14.50%[4]	(11.63)%	14.90%

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5]	0.09%	0.09%	0.43%	0.39%	1.18%	1.13%	0.59%	0.59%

Total expenses[5]	0.63%	2.80%	0.88%	3.51%	1.65%	3.27%	1.20%	12.51%

Net investment income (loss)[5]	1.15%	0.14%	0.80%	(0.14)%	(0.00)%	(0.81)%	0.04%	(0.50)%

Supplemental Data
Net assets, end of period (000)	$4,451	$4,346	$5,937	$2,773	$18,350	$13,384	$1,714	$1,102

Portfolio turnover	14%	7%	14%	7%	14%	7%	14%	7%

1	Commenced operations on December 21, 2006.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	MARCH 31, 2008	25

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2008, the Fund had 32 registered portfolios, 4 of which are included in these financial statements (the “Portfolios”). The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Investor A, Investor C and R Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures. The Portfolios generally will invest in other open-end investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (collectively, the “Underlying Funds”). By owning shares of the Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate-related and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds may invest in derivatives.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: The market value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Short-term securities may be valued at amortized cost.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends to Shareholders: Dividends and distributions paid by the Portfolios are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 did not have a material impact on the Portfolios’ financial statements. The Portfolios file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the

26	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

implications of FAS 161 and the impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Portfolios or classes are charged to that Portfolio or class. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund on behalf of the Portfolios entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. The Advisor will not receive any advisory fees from the Portfolios for its investment advisory services. Each Portfolio pays advisory fees to the Advisor indirectly, as a shareholder in the Underlying Funds.

PFPC Trust Company (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for each of the Portfolios. For these services, the custodian receives a monthly fee of $1,000 per Portfolio plus other miscellaneous fees incurred on behalf of the Portfolio.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings. The Portfolios are also charged per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended March 31, 2008, the Portfolios paid the following fees in return for these services:

Conservative Prepared	$7,846
Moderate Prepared	18,757
Growth Prepared	25,085
Aggressive Growth Prepared	13,864

PFPC and the Advisor act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million of net assets of each Portfolio, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion of each Portfolio. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PFPC and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the portfolio or a share class.

The Fund, on behalf of the Portfolios, has entered into a Distribution Agreement with BlackRock Distributors, Inc. (“BDI”). BDI is an affiliate of BlackRock, Inc. The Fund has also adopted a Distribution Plan on behalf of each Portfolio in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan the Portfolios pay the BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Class Specific Fee Arrangement
Portfolio	Share Classes
	Institutional		Investor A		Investor C		R
	Contractual Fees	Actual Fees (4)	Contractual Fees (1)	Actual Fees (4)	Contractual Fees (2)	Actual Fees (4)	Contractual Fees (3)	Actual Fees (4)
Conservative Prepared	None	None	0.25%	0.25%	1.00%	1.00%	0.50%	0.50%
Moderate Prepared	None	None	0.25%	0.25%	1.00%	1.00%	0.50%	0.50%
Growth Prepared	None	None	0.25%	0.25%	1.00%	1.00%	0.50%	0.50%
Aggressive Growth Prepared	None	None	0.25%	0.25%	1.00%	1.00%	0.50%	0.50%

(1)	the maximum annual contractual fees are comprised of a 0.25% service fee.
(2)	the maximum annual contractual fees are comprised of a 0.75% distribution fee and a 0.25% service fee.
(3)	the maximum annual contractual fees are comprised of a 0.25% distribution fee and a 0.25% service fee.
(4)	annualized; the actual fees are for the six months ended March 31, 2008.

SEMI-ANNUAL REPORT	MARCH 31, 2008	27

Notes to Financial Statements (continued)

For the six months ended March 31, 2008, the Portfolios paid to affiliates the following fees in return for distribution and sales support services:

Conservative Prepared	$16,475
Moderate Prepared	43,228
Growth Prepared	43,974
Aggressive Growth Prepared	20,449

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. During the six months ended March 31, 2008, the following amounts have been accrued by the Portfolios to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Share Classes
Call Center	Institutional	Investor A	Investor C	R	Total
Conservative Prepared	$5	$20	$56	$4	$85
Moderate Prepared	11	52	152	12	227
Growth Prepared	36	58	160	11	265
Aggressive Growth Prepared	20	39	67	7	133

For the six months ended March 31, 2008, the following charts show the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

Administration Fees	Share Classes
	Institutional	Investor A	Investor C	R	Total
Conservative Prepared	$63	$439	$1,736	$142	$2,380
Moderate Prepared	232	1,430	4,386	586	6,634
Growth Prepared	1,155	1,526	4,457	358	7,496
Aggressive Growth Prepared	586	531	2,029	187	3,333

Administration Fees Waived	Share Classes
	Institutional	Investor A	Investor C	R	Total
Conservative Prepared	$63	$180	$8	$103	$354
Moderate Prepared	232	3	20	586	841
Growth Prepared	1,155	472	2,826	251	4,704
Aggressive Growth Prepared	586	182	1,537	187	2,492

Transfer Agent Fees	Share Classes
	Institutional	Investor A	Investor C	R	Total
Conservative Prepared	$217	$2,782	$3,849	$972	$7,820
Moderate Prepared	895	4,083	11,612	1,632	18,222
Growth Prepared	2,100	4,454	17,539	1,201	25,294
Aggressive Growth Prepared	2,003	1,606	8,951	1,115	13,675

Transfer Agent Fees Waived	Share Classes
	Institutional	Investor A	Investor C	R	Total
Conservative Prepared	$7	$9	$1	$6	$23
Moderate Prepared	16	—	3	23	42
Growth Prepared	54	17	90	12	173
Aggressive Growth Prepared	29	2	65	11	107

Transfer Agent Fees Reimbursed	Share Classes
	Institutional	Investor A	Investor C	R	Total
Conservative Prepared	$209	$1,385	$5	$505	$2,104
Moderate Prepared	878	—	7	1,605	2,490
Growth Prepared	2,045	110	885	676	3,716
Aggressive Growth Prepared	1,971	17	1,556	1,101	4,645

Service Fees	Share Classes
	Investor A	Investor C	R	Total
Conservative Prepared	$4,392	$17,344	$1,424	$23,160
Moderate Prepared	14,305	43,858	5,862	64,025
Growth Prepared	15,262	44,566	3,584	63,412
Aggressive Growth Prepared	5,313	20,286	1,875	27,474

Distribution Fees	Share Classes
	Investor C	R	Total
Conservative Prepared	$52,033	$1,424	$53,457
Moderate Prepared	131,573	5,862	137,435
Growth Prepared	133,698	3,584	137,282
Aggressive Growth Prepared	60,858	1,875	62,733

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

	Share Classes
	Institutional	Investor A	Investor C	R
Conservative Prepared	0.13%	0.53%	1.25%	0.74%
Moderate Prepared	0.09%	0.51%	1.24%	0.59%
Growth Prepared	0.07%	0.45%	1.17%	0.62%
Aggressive Growth Prepared	0.09%	0.43%	1.18%	0.59%

If operating expenses within two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor, are less than the expense limit for that share class, the share class is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board has approved the payments to the Advisor at the previous quarterly meeting.

28	SEMI-ANNUAL REPORT	MARCH 31, 2008

Notes to Financial Statements (continued)

At March 31, 2008, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2009	2010	2011
Conservative Prepared	$6,560	$138,724	$21,426
Moderate Prepared	8,765	173,430	32,926
Growth Prepared	7,651	224,114	43,000
Aggressive Growth Prepared	5,420	163,898	28,937

For the six months ended March 31, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolios’ Investor A shares as follows:

Conservative Prepared	$41,506
Moderate Prepared	73,683
Growth Prepared	49,999
Aggressive Growth Prepared	24,218

For the six months ended March 31, 2008, affiliates received the following contingent deferred sales charges relating to transactions in Investor C shares:

Conservative Prepared	$11,994
Moderate Prepared	9,824
Growth Prepared	15,130
Aggressive Growth Prepared	1,976

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PFPC on behalf of the Portfolios. The income earned for the six months ended March 31, 2008, was as follows:

Conservative Prepared	$6
Moderate Prepared	12
Growth Prepared	11
Aggressive Growth Prepared	9

The Portfolios may also receive earnings credits related to cash balances with PFPC which are shown on the Statements of Operations as fees paid indirectly.

During the six months ended March 31, 2008, the following Portfolios received reimbursements from an affiliate, which are included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors. The amounts of the reimbursements to the Portfolios were:

Growth Prepared	$5,729
Aggressive Prepared	38

Certain officers and/or trustees of the Portfolios are officers and/or trustees/directors of BlackRock, Inc. or its affiliates.

3. Investments:

For the six months ended March 31, 2008, purchases and sales of securities, but excluding short-term investments securities, were as follows:

	Purchases	Sales
Conservative Prepared	$15,959,333	$6,804,644
Moderate Prepared	35,315,909	10,964,721
Growth Prepared	28,599,151	13,332,539
Aggressive Growth Prepared	16,054,923	3,796,184

4. Capital Shares:

Transactions in capital shares for each period were as follows:

	Conservative Prepared
	Six Months Ended March 31, 2008		Period Ended September 30, 2007[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional	36,546	$381,933	37,802	$391,323
Investor A	376,377	3,967,685	202,446	2,085,728
Investor C	723,086	7,548,279	1,058,914	10,914,311
R	144,218	1,504,963	116,447	1,214,242
Shares issued in reinvestment of dividends:
Institutional	45	469	—	—
Investor A	681	7,146	—	—
Investor C	279	2,916	—	—
Shares redeemed:
Institutional	(5,162)	(54,753)	(2,654)	(27,569)
Investor A	(70,265)	(733,400)	(48,895)	(511,599)
Investor C	(185,386)	(1,910,459)	(22,019)	(226,922)
R	(49,992)	(532,316)	(38,591)	(411,427)

Net increase	970,427	$10,182,463	1,303,450	$13,428,087

	Moderate Prepared
	Six Months Ended March 31, 2008		Period Ended September 30, 2007[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional	85,234	$889,375	175,739	$1,828,950
Investor A	1,118,287	11,869,485	629,745	6,567,306
Investor C	1,460,466	15,356,061	2,868,132	29,986,623
R	283,307	2,978,674	522,360	5,517,369
Shares issued in reinvestment of dividends:
Institutional	167	1,779	—	—
Investor A	1,564	16,626	—	—
Investor C	1,756	18,593	—	—
Shares redeemed:
Institutional	(35,269)	(370,699)	(21,273)	(222,026)
Investor A	(133,695)	(1,378,299)	(49,435)	(532,230)
Investor C	(282,480)	(2,889,589)	(126,043)	(1,320,251)
R	(56,703)	(593,872)	(188,396)	(2,039,818)

Net increase	2,442,634	$25,898,134	3,810,829	$39,785,923

1	Commenced operations on December 21, 2006.

SEMI-ANNUAL REPORT	MARCH 31, 2008	29

Notes to Financial Statements (concluded)

	Growth Prepared
	Six Months Ended March 31, 2008		Period Ended September 30, 2007[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional	158,334	$1,691,077	856,144	$9,166,712
Investor A	782,580	8,302,041	916,974	9,675,381
Investor C	1,213,656	12,956,283	3,018,127	31,939,395
R	179,804	1,915,789	220,285	2,366,593
Shares issued in reinvestment of dividends:
Institutional	125	1,346	—	—
Investor A	947	10,158	—	—
Investor C	3,510	37,521	—	—
Shares redeemed:
Institutional	(49,923)	(516,798)	(45,350)	(485,374)
Investor A	(192,010)	(1,950,114)	(54,240)	(567,560)
Investor C	(331,671)	(3,451,056)	(132,947)	(1,419,848)
R	(78,134)	(828,980)	(4,416)	(48,698)

Net increase	1,687,218	$18,167,267	4,774,577	$50,626,601

	Aggressive Growth Prepared
	Six Months Ended March 31, 2008		Period Ended September 30, 2007[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional	133,118	$1,485,770	456,902	$4,911,046
Investor A	410,410	4,376,897	245,897	2,658,395
Investor C	790,983	8,514,312	1,213,799	13,064,981
R	86,034	922,040	118,675	1,290,928
Shares issued in reinvestment of dividends:
Institutional	66	725	—	—
Investor A	465	5,090	—	—
Investor C	898	9,802	—	—
Shares redeemed:
Institutional	(56,188)	(596,916)	(80,437)	(887,646)
Investor A	(45,198)	(465,603)	(5,165)	(55,012)
Investor C	(74,640)	(775,249)	(45,307)	(488,915)
R	(6,306)	(65,338)	(22,765)	(253,826)

Net increase	1,239,642	$13,411,530	1,881,599	$20,239,951

[1]	Commenced operations on December 21, 2006.

5. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolios pay a commitment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Portfolio’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2008.

30	SEMI-ANNUAL REPORT	MARCH 31, 2008

Officers and Trustees

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

Robert M. Hernandez, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Fred G. Weiss, Trustee

Richard R. West, Trustee

Donald C. Burke, President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

SEMI-ANNUAL REPORT	MARCH 31, 2008	31

Additional Information (Unaudited)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for

e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http: //www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

32	SEMI-ANNUAL REPORT	MARCH 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

SEMI-ANNUAL REPORT	MARCH 31, 2008	33

[THIS PAGE INTENTIONALLY LEFT BLANK.]

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†		BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT	MARCH 31, 2008	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

PREPARE-3/08-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 22, 2008